Quarterly Report
March 31, 2023
SSGA Active Trust
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR Blackstone High Income ETF
SPDR Blackstone Senior Loan ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR DoubleLine Total Return Tactical ETF
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
SPDR Nuveen Municipal Bond ETF
SPDR Nuveen Municipal Bond ESG ETF
SPDR Loomis Sayles Opportunistic Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 95.7%
COMMODITIES — 21.0%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	8,640,052	$122,861,539
DOMESTIC EQUITY — 5.6%
The Energy Select Sector SPDR Fund (a)	395,712	32,776,825
INFLATION LINKED — 8.0%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	2,458,361	46,782,610
INTERNATIONAL EQUITY — 25.4%
SPDR S&P Global Infrastructure ETF (a)	2,693,755	146,728,835
VanEck Agribusiness ETF (b)	17,049	1,480,876
		148,209,711
INTERNATIONAL FIXED INCOME — 2.5%
SPDR FTSE International Government Inflation-Protected Bond ETF (a)	331,446	14,325,096
NATURAL RESOURCES — 30.8%
SPDR Gold MiniShares Trust (a)	161,813	6,328,506
SPDR S&P Global Natural Resources ETF (a)(b)	2,734,588	156,117,629
SPDR S&P Metals & Mining ETF (a)(b)	333,294	17,717,909
		180,164,044
REAL ESTATE — 2.4%
SPDR Dow Jones International Real Estate ETF (a)(b)	109,599	2,880,262
SPDR Dow Jones REIT ETF (a)(b)	127,046	11,279,144
		14,159,406
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $580,500,805)		559,279,231
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (c)(d)	25,049,201	$25,049,201
State Street Navigator Securities Lending Portfolio II (e)(f)	22,033,650	22,033,650
TOTAL SHORT-TERM INVESTMENTS (Cost $47,082,851)		$47,082,851
TOTAL INVESTMENTS — 103.8% (Cost $627,583,656)		606,362,082
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(22,211,595)
NET ASSETS — 100.0%		$584,150,487
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$559,279,231	$—	$—	$559,279,231
Short-Term Investments	47,082,851	—	—	47,082,851
TOTAL INVESTMENTS	$606,362,082	$—	$—	$606,362,082
See accompanying notes to Schedule of Investments.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	2,036,829	$39,636,692	$45,370,876	$37,264,955	$(2,430,635)	$1,470,632	2,458,361	$46,782,610	$1,196,217
SPDR Dow Jones International Real Estate ETF	90,476	2,553,233	1,419,756	944,302	(4,749)	(143,676)	109,599	2,880,262	88,244
SPDR Dow Jones REIT ETF	369,583	35,139,952	9,040,081	31,541,017	(4,614,138)	3,254,266	127,046	11,279,144	435,463
SPDR FTSE International Government Inflation-Protected Bond ETF	55,737	2,521,542	21,703,269	9,703,939	(601,907)	406,131	331,446	14,325,096	392,471
SPDR Gold MiniShares Trust	—	—	6,122,590	256,987	18,819	444,084	161,813	6,328,506	—
SPDR S&P Global Infrastructure ETF	2,215,734	118,408,825	78,398,105	54,401,465	700,694	3,622,676	2,693,755	146,728,835	2,546,399
SPDR S&P Global Natural Resources ETF	2,278,511	118,687,638	78,285,655	53,114,727	1,389,821	10,869,242	2,734,588	156,117,629	3,757,015
SPDR S&P Metals & Mining ETF	293,310	12,729,654	10,259,061	8,773,593	836,355	2,666,432	333,294	17,717,909	244,602
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,773,651	8,773,651	65,072,755	48,797,205	—	—	25,049,201	25,049,201	660,741
State Street Navigator Securities Lending Portfolio II	48,571,637	48,571,637	854,214,658	880,752,645	—	—	22,033,650	22,033,650	157,573
The Energy Select Sector SPDR Fund	271,581	19,420,757	24,803,020	14,807,879	2,612,783	748,144	395,712	32,776,825	909,725
Total		$406,443,581	$1,194,689,826	$1,140,358,714	$(2,092,957)	$23,337,931		$482,019,667	$10,388,450
See accompanying notes to Schedule of Investments.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 96.6%
DOMESTIC EQUITY — 21.7%
Invesco KBW Premium Yield Equity REIT ETF (a)	88,636	$1,629,130
iShares Mortgage Real Estate ETF (a)	147,199	3,214,826
Schwab U.S. Dividend Equity ETF (a)	48,380	3,539,481
SPDR ICE Preferred Securities ETF (b)	137,251	4,661,044
SPDR Portfolio S&P 500 High Dividend ETF (a)(b)	94,919	3,606,922
		16,651,403
DOMESTIC FIXED INCOME — 36.7%
SPDR Blackstone Senior Loan ETF (b)	184,804	7,661,974
SPDR Bloomberg Convertible Securities ETF (a)(b)	57,732	3,872,085
SPDR Bloomberg High Yield Bond ETF (b)	74,963	6,958,066
SPDR Portfolio Long Term Treasury ETF (b)	313,741	9,688,322
		28,180,447
INFLATION LINKED — 2.0%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	79,746	1,517,566
INTERNATIONAL EQUITY — 19.3%
SPDR S&P Global Infrastructure ETF (a)(b)	115,113	6,270,205
SPDR S&P International Dividend ETF (b)	249,283	8,545,421
		14,815,626
INTERNATIONAL FIXED INCOME — 14.8%
SPDR Bloomberg Emerging Markets Local Bond ETF (b)	428,051	9,083,242
SPDR Bloomberg International Corporate Bond ETF (b)	79,829	2,278,320
		11,361,562
Security Description	Shares	Value
REAL ESTATE — 2.1%
SPDR Dow Jones REIT ETF (a)(b)	18,390	$1,632,664
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $80,066,131)		74,159,268
SHORT-TERM INVESTMENTS — 7.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (c)(d)	2,589,016	$2,589,016
State Street Navigator Securities Lending Portfolio II (e)(f)	3,139,524	3,139,524
TOTAL SHORT-TERM INVESTMENTS (Cost $5,728,540)		$5,728,540
TOTAL INVESTMENTS — 104.1% (Cost $85,794,671)		79,887,808
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(3,131,514)
NET ASSETS — 100.0%		$76,756,294
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$74,159,268	$—	$—	$74,159,268
Short-Term Investments	5,728,540	—	—	5,728,540
TOTAL INVESTMENTS	$79,887,808	$—	$—	$79,887,808
See accompanying notes to Schedule of Investments.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
SPDR Blackstone Senior Loan ETF	478,391	$19,920,201	$5,795,270	$17,830,899	$1,706,185	$1,483,587	184,804	$7,661,974	$764,938
SPDR Bloomberg 1-10 Year TIPS ETF	—	—	2,813,734	1,344,432	2,410	—	79,746	1,517,566	—
SPDR Bloomberg Convertible Securities ETF	44,018	2,841,802	2,640,885	1,799,520	76,965	111,953	57,732	3,872,085	51,562
SPDR Bloomberg Emerging Markets Local Bond ETF	471,277	9,637,615	4,403,312	5,270,867	438,651	751,833	428,051	9,083,242	368,255
SPDR Bloomberg High Yield Bond ETF	20,953	1,900,647	13,767,113	8,419,822	650,874	361,002	74,963	6,958,066	258,440
SPDR Bloomberg International Corporate Bond ETF	—	—	4,654,057	2,497,578	55,334	—	79,829	2,278,320	9,759
SPDR Dow Jones REIT ETF	—	—	2,017,802	442,597	24,984	—	18,390	1,632,664	10,344
SPDR ICE Preferred Securities ETF	135,451	4,855,918	2,780,082	2,829,262	129,596	16,098	137,251	4,661,044	208,539
SPDR Portfolio Long Term Corporate Bond ETF	99,847	2,405,314	3,723,704	6,154,027	503,367	—	—	—	40,580
SPDR Portfolio Long Term Treasury ETF	410,560	13,577,219	8,962,152	12,119,450	2,372,148	1,640,549	313,741	9,688,322	219,691
SPDR Portfolio S&P 500 High Dividend ETF	309,596	12,355,976	10,560,032	19,360,946	237,875	289,735	94,919	3,606,922	185,282
SPDR S&P Global Infrastructure ETF	144,598	7,727,317	2,292,411	3,875,168	17,362	108,283	115,113	6,270,205	114,527
SPDR S&P International Dividend ETF	250,835	8,606,149	13,127,107	13,121,820	724,771	658,756	249,283	8,545,421	349,769
State Street Institutional Liquid Reserves Fund, Premier Class	3,843,857	3,843,857	16,919,217	18,160,684	—	—	2,589,016	2,589,016	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,843,857	3,843,857	16,919,217	18,160,684	—	—	2,589,016	2,589,016	—
State Street Navigator Securities Lending Portfolio II	30,179,720	30,179,720	152,732,242	179,772,438	—	—	3,139,524	3,139,524	157,573
Total		$121,695,592	$264,108,337	$311,160,194	$6,940,522	$5,421,796		$74,093,387	$2,739,259
See accompanying notes to Schedule of Investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 96.4%
COMMODITIES — 2.0%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	322,563	$4,586,846
DOMESTIC EQUITY — 31.1%
SPDR Gold Shares	18,145	3,324,527
SPDR Portfolio S&P 600 Small Cap ETF (a)	243,955	9,214,180
SPDR S&P 500 ETF Trust (a)(b)	96,112	39,347,292
SPDR S&P MidCap 400 ETF Trust (a)(b)	10,149	4,652,403
The Energy Select Sector SPDR Fund (a)	56,324	4,665,317
The Financial Select Sector SPDR Fund (a)	141,912	4,562,471
The Industrial Select Sector SPDR Fund (a)(b)	45,842	4,638,293
		70,404,483
DOMESTIC FIXED INCOME — 16.6%
SPDR Blackstone Senior Loan ETF (a)	81,175	3,365,515
SPDR Bloomberg High Yield Bond ETF (a)	12,225	1,134,724
SPDR Bloomberg International Treasury Bond ETF (a)	572,247	13,230,351
SPDR Portfolio Aggregate Bond ETF (a)	472,533	12,186,626
SPDR Portfolio Intermediate Term Treasury ETF (a)	38,400	1,111,296
SPDR Portfolio Long Term Treasury ETF (a)	215,459	6,653,374
		37,681,886
INFLATION LINKED — 5.9%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	701,432	13,348,251
INTERNATIONAL EQUITY — 34.9%
SPDR Portfolio Developed World ex-U.S. ETF (a)(b)	1,431,810	45,989,737
SPDR Portfolio Emerging Markets ETF (a)(b)	334,658	11,421,878
SPDR Portfolio Europe ETF (a)(b)	362,029	13,767,963
SPDR S&P International Small Cap ETF (a)	221,919	6,872,831
Vanguard FTSE Pacific ETF (b)	16,889	1,145,412
		79,197,821
Security Description	Shares	Value
INTERNATIONAL FIXED INCOME — 5.9%
SPDR Bloomberg Emerging Markets Local Bond ETF (a)	313,777	$6,658,348
SPDR Bloomberg International Corporate Bond ETF (a)(b)	234,009	6,678,617
		13,336,965
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $207,369,317)		218,556,252
SHORT-TERM INVESTMENTS — 23.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (c)(d)	7,993,243	7,993,243
State Street Navigator Securities Lending Portfolio II (e)(f)	44,493,891	44,493,891
TOTAL SHORT-TERM INVESTMENTS (Cost $52,487,134)		$52,487,134
TOTAL INVESTMENTS — 119.6% (Cost $259,856,451)		271,043,386
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.6)%		(44,355,284)
NET ASSETS — 100.0%		$226,688,102
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$218,556,252	$—	$—	$218,556,252
Short-Term Investments	52,487,134	—	—	52,487,134
TOTAL INVESTMENTS	$271,043,386	$—	$—	$271,043,386

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
SPDR Blackstone Senior Loan ETF	202,281	$8,422,981	$1,728,813	$6,683,878	$(651,870)	$549,469	81,175	$3,365,515	$338,226
SPDR Bloomberg 1-10 Year TIPS ETF	867,998	16,891,241	4,087,511	7,148,314	(544,794)	62,607	701,432	13,348,251	481,768
SPDR Bloomberg Emerging Markets Local Bond ETF	296,971	6,073,057	2,072,711	1,749,306	(64,710)	326,596	313,777	6,658,348	246,867
SPDR Bloomberg High Yield Bond ETF	—	—	9,619,463	8,250,496	(230,027)	(4,216)	12,225	1,134,724	44,496
SPDR Bloomberg International Corporate Bond ETF	—	—	7,358,648	890,287	15,215	195,041	234,009	6,678,617	19,728
SPDR Bloomberg International Treasury Bond ETF	418,602	9,694,823	15,612,015	12,126,769	(1,322,093)	1,372,375	572,247	13,230,351	163,299
SPDR Dow Jones International Real Estate ETF	43,111	1,216,593	1,195,407	2,435,379	(191,018)	214,397	—	—	—
SPDR Dow Jones REIT ETF	42	3,993	1,173,554	1,225,767	48,140	80	—	—	—
SPDR Gold Shares	—	—	3,378,342	344,840	28,577	262,448	18,145	3,324,527	—
SPDR Portfolio Aggregate Bond ETF	231,832	6,108,773	51,529,833	45,276,026	(452,006)	276,052	472,533	12,186,626	215,192
SPDR Portfolio Developed World ex-US ETF	1,740,818	50,205,191	9,761,371	18,709,459	12,382	4,720,252	1,431,810	45,989,737	515,608
SPDR Portfolio Emerging Markets ETF	422,956	14,706,180	3,331,755	6,373,409	(850,318)	607,670	334,658	11,421,878	276,255
SPDR Portfolio Europe ETF	—	—	19,225,109	7,043,941	240,530	1,346,265	362,029	13,767,963	118,590
SPDR Portfolio Intermediate Term Treasury ETF	373,341	11,002,359	10,714,876	20,180,611	(361,480)	(63,848)	38,400	1,111,296	71,083
SPDR Portfolio Long Term Treasury ETF	443,258	14,658,542	14,302,548	20,977,270	(3,609,319)	2,278,873	215,459	6,653,374	194,155
SPDR Portfolio S&P 600 Small Cap ETF	374,403	13,471,020	10,607,101	14,867,502	(740,545)	744,106	243,955	9,214,180	67,013
SPDR S&P 500 ETF Trust	80,272	30,282,612	36,656,056	31,041,516	1,559,371	1,890,769	96,112	39,347,292	325,980
SPDR S&P International Small Cap ETF	254,837	7,372,435	1,427,998	2,460,309	(182,412)	715,119	221,919	6,872,831	92,706
SPDR S&P MidCap 400 ETF Trust	11,823	4,888,692	1,096,955	1,886,561	293,520	259,797	10,149	4,652,403	52,503
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,863,750	11,863,750	65,858,100	69,728,607	—	—	7,993,243	7,993,243	—
State Street Navigator Securities Lending Portfolio II	36,578,077	36,578,077	957,747,297	949,831,483	—	—	44,493,891	44,493,891	376,240
The Energy Select Sector SPDR Fund	68,732	4,915,025	5,528,456	6,557,566	792,718	(13,316)	56,324	4,665,317	116,196
The Financial Select Sector SPDR Fund	—	—	10,520,289	6,098,912	422,379	(281,285)	141,912	4,562,471	72,696
The Industrial Select Sector SPDR Fund	—	—	4,861,797	211,112	1,983	(14,375)	45,842	4,638,293	17,324
The Materials Select Sector SPDR Fund	66,063	4,862,237	4,988,986	10,072,122	(595,469)	816,368	—	—	15,047
The Utilities Select Sector SPDR Fund	71,668	5,026,077	904,147	6,090,670	20,985	139,461	—	—	30,803
Total		$258,243,658	$1,255,289,138	$1,258,262,112	$(6,360,261)	$16,400,705		$265,311,128	$3,851,775
See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 45.7%
ADVERTISING SERVICES — 0.6%
ABG Intermediate Holdings 2 LLC:
Senior Secured 2023 Delayed Draw Term loan, 12/21/2028 (a)	$65,845	$65,236
Senior Secured 2023 Term Loan B2, 3 Month USD SOFR + 4.00%, 9.41%, 12/21/2028 (b)	200,826	198,968
AppLovin Corp. Senior Secured 2018 Term Loan B, 3 Month USD SOFR + 3.35%, 8.16%, 8/15/2025 (b)	352,217	351,886
CMG Media Corp. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.50%, 8.66%, 12/17/2026 (b)	62,190	55,288
		671,378
AEROSPACE & DEFENSE — 0.5%
Dynasty Acquisition Co., Inc.:
Senior Secured 2020 CAD Term Loan B2, 1 Month USD LIBOR + 3.50%, 8.41%, 4/6/2026 (b)	28,474	27,898
Senior Secured 2020 Term Loan B1, 1 Month USD LIBOR + 3.50%, 8.41%, 4/6/2026 (b)	52,961	51,890
TransDigm, Inc. Senior Secured 2023 Term Loan I, 3 Month USD SOFR + 3.25%, 8.15%, 8/24/2028 (b)	519,460	518,681
		598,469
AIR FREIGHT & LOGISTICS — 0.1%
Kenan Advantage Group, Inc. Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 7.25%, 12.09%, 9/1/2027 (b)	87,127	81,428
Worldwide Express Operations LLC Senior Secured 2021 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 9.16%, 7/26/2028 (b)	61,555	59,785
		141,213
Security Description	Principal Amount	Value
AUTOMOBILE COMPONENTS — 0.6%
Belron Finance U.S. LLC Senior Secured 2019 USD Term Loan B, 3 Month USD LIBOR + 2.25%, 7.06%, 10/30/2026 (b)	$122,875	$122,876
Clarios Global LP Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 8.11%, 4/30/2026 (b)	455,840	454,319
USI, Inc. Senior Secured 2022 Incremental Term Loan, 3 Month USD SOFR + 3.75%, 8.65%, 11/22/2029 (b)	149,250	149,010
		726,205
BEVERAGES — 0.3%
Triton Water Holdings, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 8.66%, 3/31/2028 (b)	433,857	391,150
BROADLINE RETAIL — 0.2%
Harbor Freight Tools USA, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.75%, 7.59%, 10/19/2027 (b)	235,513	228,792
BUILDING PRODUCTS — 0.3%
Cornerstone Building Brands, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 7.93%, 4/12/2028 (b)	112,354	99,518
Summit Materials LLC Senior Secured Term Loan B, 3 Month USD SOFR + 3.00%, 8.49%, 12/14/2027 (b)	199,500	200,123
		299,641
CABLE/SATELLITE TV — 0.1%
Cable One, Inc. Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 2.00%, 6.84%, 5/3/2028 (b)	122,743	120,058
CAPITAL MARKETS — 0.2%
AqGen Island Holdings, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 8.60%, 8/2/2028 (b)	215,666	210,004
CASINO SERVICES — 0.3%
Stars Group Holdings BV Senior Secured 2022 USD Term Loan B, 3 Month USD SOFR + 3.25%, 8.41%, 7/22/2028 (b)	398,000	398,537

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CHEMICALS — 0.9%
Axalta Coating Systems Dutch Holding B BV Senior Secured 2022 USD Term Loan B, 3 Month USD SOFR + 3.00%, 7.88%, 12/20/2029 (b)	$240,625	$241,277
Messer Industries GmbH Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50%, 7.66%, 3/2/2026 (b)	139,817	139,694
PQ Corp. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.50%, 7.33%, 6/9/2028 (b)	126,081	125,293
SCIH Salt Holdings, Inc. Senior Secured 2021 Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 8.83%, 3/16/2027 (b)	172,426	168,607
Starfruit Finco BV Senior Secured 2018 USD Term Loan B, 3 Month USD SOFR + 2.75%, 7.53%, 10/1/2025 (b)	444,724	442,142
		1,117,013
COMMERCIAL SERVICES — 1.1%
AEA International Holdings Sarl Senior Secured Term Loan B, 3 Month USD LIBOR + 3.75%, 8.94%, 9/7/2028 (b)	290,066	288,978
Allied Universal Holdco LLC Senior Secured 2021 USD Incremental Term Loan B, 1 Month USD LIBOR + 3.75%, 8.66%, 5/12/2028 (b)	180,476	171,663
Corp. Service Co. Senior Secured Term Loan B, 1 Month USD SOFR + 3.25%, 8.06%, 11/2/2029 (b)	330,391	330,237
Thevelia U.S. LLC Senior Secured USD Term Loan B, 6/18/2029 (a)	150,000	148,031
Vaco Holdings LLC Senior Secured 2022 Term Loan, 3 Month USD SOFR + 5.00%, 10.05%, 1/21/2029 (b)	412,061	406,395
		1,345,304
COMMERCIAL SERVICES & SUPPLIES — 2.2%
Aramark Services, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 1.75%, 7.34%, 4/6/2028 (b)	355,896	355,396
Security Description	Principal Amount	Value
Asurion LLC:
Senior Secured 2020 Term Loan B8, 1 Month USD LIBOR + 3.25%, 8.09%, 12/23/2026 (b)	$151,195	$140,666
Senior Secured 2021 2nd Lien Term Loan B3, 1 Month USD LIBOR + 5.25%, 10.09%, 1/31/2028 (b)	108,911	91,131
Senior Secured 2021 Second Lien Term Loan B4, 1 Month USD LIBOR + 5.25%, 10.09%, 1/20/2029 (b)	189,239	157,163
Senior Secured 2021 Term Loan B9, 1 Month USD LIBOR + 3.25%, 8.09%, 7/31/2027 (b)	228,731	210,432
Cast & Crew Payroll LLC Senior Secured 2019 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 8.34%, 2/9/2026 (b)	198,931	198,994
Covanta Holding Corp.:
Senior Secured 2021 Term Loan B, 1 Month USD SOFR + 2.50%, 7.31%, 11/30/2028 (b)	132,131	131,745
Senior Secured 2021 Term Loan C, 1 Month USD SOFR + 2.50%, 7.31%, 11/30/2028 (b)	9,997	9,968
Garda World Security Corp. Senior Secured 2021 Term Loan B, 1 Month USD SOFR + 6.25%, 9.11%, 10/30/2026 (b)	305,848	303,365
GFL Environmental, Inc. Senior Secured 2023 Term Loan, 1 Month USD SOFR + 3.00%, 7.81%, 5/28/2027 (b)	144,638	144,935
McGraw-Hill Global Education Holdings LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.75%, 9.99%, 7/28/2028 (b)	396,240	371,277
Packaging Coordinators Midco, Inc. Senior Secured 2020 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 8.66%, 11/30/2027 (b)	188,624	184,785
Prime Security Services Borrower LLC Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 2.75%, 7.52%, 9/23/2026 (b)	330,282	329,681
		2,629,538

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
COMMUNICATIONS EQUIPMENT — 0.2%
Cogeco Financing 2 LP Senior Secured 2021 Incremental Term Loan B, 1 Month USD LIBOR + 2.50%, 7.34%, 9/1/2028 (b)	$127,277	$125,952
CommScope, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.25%, 8.09%, 4/6/2026 (b)	70,821	68,308
		194,260
COMPUTER SERVICES — 0.4%
Maximus, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 2.00%, 7.23%, 5/28/2028 (b)	110,692	110,461
Tempo Acquisition LLC Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 3.00%, 7.81%, 8/31/2028 (b)	358,262	358,375
		468,836
COMPUTERS — 0.1%
Magenta Buyer LLC Senior Secured 2021 USD 1st Lien Term Loan, 3 Month USD LIBOR + 4.75%, 9.58%, 7/27/2028 (b)	166,334	137,760
CONSTRUCTION & ENGINEERING — 0.9%
Brown Group Holding LLC:
Senior Secured 2022 Incremental Term Loan B2, 3 Month USD SOFR + 3.75%, 8.43%, 7/2/2029 (b)	154,293	154,431
Senior Secured Term Loan B, 1 Month USD LIBOR + 2.50%, 7.36%, 6/7/2028 (b)	167,916	166,692
DG Investment Intermediate Holdings 2, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75%, 8.56%, 3/31/2028 (b)	388,838	378,496
KKR Apple Bidco LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.75%, 7.60%, 9/23/2028 (b)	198,684	197,052
Pike Corp. Senior Secured 2021 Incremental Term Loan B, 1 Month USD LIBOR + 3.00%, 7.85%, 1/21/2028 (b)	184,204	183,168
		1,079,839
Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 0.4%
Quikrete Holdings, Inc. Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.63%, 7.47%, 2/1/2027 (b)	$423,855	$418,227
CONSUMER FINANCE — 0.3%
Amentum Government Services Holdings LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00%, 8.84%, 1/29/2027 (b)	352,274	346,549
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.3%
Hostess Brands LLC Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 2.25%, 7.08%, 8/3/2025 (b)	119,382	119,599
U.S. Foods, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 6.81%, 9/13/2026 (b)	255,705	254,879
		374,478
CONTAINERS & PACKAGING — 0.6%
Berlin Packaging LLC Senior Secured 2021 Term Loan B5, 1 Month USD LIBOR + 3.75%, 8.42%, 3/11/2028 (b)	61,085	60,300
Charter NEX U.S., Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75%, 8.56%, 12/1/2027 (b)	189,217	187,193
Clydesdale Acquisition Holdings, Inc. Senior Secured Term Loan B, 1 Month USD SOFR + 4.18%, 9.08%, 4/13/2029 (b)	436,332	427,114
Graham Packaging Co., Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.00%, 7.84%, 8/4/2027 (b)	50,903	50,515
		725,122
COSMETICS & TOILETRIES — 0.1%
Sunshine Luxembourg VII Sarl Senior Secured 2021 Term Loan B3, 3 Month USD LIBOR + 3.75%, 8.91%, 10/1/2026 (b)	127,896	126,867

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
DISTRIBUTION/WHOLESALE — 0.3%
Resideo Funding, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 2.25%, 7.12%, 2/11/2028 (b)	$304,097	$302,290
DISTRIBUTORS — 0.3%
American Tire Distributors Holdings, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 6.25%, 11.07%, 10/20/2028 (b)	368,071	324,518
DIVERSIFIED CONSUMER SERVICES — 0.1%
Ascend Learning LLC Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 5.75%, 10.56%, 12/10/2029 (b)	157,414	136,819
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Altice France SA Senior Secured 2023 USD Term Loan B14, 2 Month USD SOFR + 5.50%, 10.17%, 8/15/2028 (b)	202,214	192,608
CenturyLink, Inc. Senior Secured 2020 Term Loan B, 3 Month USD SOFR + 2.25%, 7.17%, 3/15/2027 (b)	163,433	108,581
Level 3 Financing, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.60%, 3/1/2027 (b)	175,500	148,663
		449,852
ELECTRICAL EQUIPMENT — 0.1%
Generac Power Systems, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.52%, 12/13/2026 (b)	114,545	114,343
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
II-VI, Inc. Senior Secured 2022 Term Loan B, 3 Month USD LIBOR + 2.75%, 7.59%, 7/2/2029 (b)	256,776	254,850
Ingram Micro, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 8.60%, 6/30/2028 (b)	338,390	336,646
Security Description	Principal Amount	Value
MX Holdings U.S., Inc. Senior Secured 2018 USD Term Loan B1C, 1 Month USD LIBOR + 2.50%, 7.34%, 7/31/2025 (b)	$116,109	$116,181
TTM Technologies, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 2.50%, 7.17%, 9/28/2024 (b)	97,752	97,732
		805,409
ENERGY EQUIPMENT & SERVICES — 0.1%
WIN Waste Innovations Holdings, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.75%, 7.91%, 3/24/2028 (b)	150,958	143,422
ENTERTAINMENT — 2.1%
AMC Entertainment Holdings, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.00%, 7.68%, 4/22/2026 (b)	66,682	48,803
AP Gaming I LLC Senior Secured 2022 Term Loan B, 1 Month USD LIBOR + 4.00%, 8.91%, 2/15/2029 (b)	334,675	330,910
Crown Finance U.S., Inc. Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50%, 4.00%, 2/28/2025 (b)	95,314	15,042
Fertitta Entertainment LLC Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 4.00%, 8.81%, 1/27/2029 (b)	449,079	443,160
Formula One Holdings Ltd. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 8.06%, 1/15/2030 (b)	250,000	250,417
GVC Holdings Ltd.:
Senior Secured 2021 USD Term Loan B4, 6 Month USD LIBOR + 2.50%, 7.44%, 3/29/2027 (b)	81,135	81,084
Senior Secured 2022 Term Loan B, 3 Month USD SOFR + 3.50%, 8.44%, 10/31/2029 (b)	278,838	279,491
Live Nation Entertainment, Inc. Senior Secured Term Loan B4, 1 Month USD LIBOR + 1.75%, 6.61%, 10/17/2026 (b)	123,846	122,608

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Motion Finco Sarl Senior Secured Delayed Draw Term Loan B2, 3 Month USD LIBOR + 3.25%, 8.41%, 11/12/2026 (b)	$25,023	$24,695
NASCAR Holdings, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.50%, 7.34%, 10/19/2026 (b)	232,700	233,064
SMG U.S. Midco 2, Inc. Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 2.50%, 7.33%, 1/23/2025 (b)	139,899	138,815
UFC Holdings LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.75%, 7.57%, 4/29/2026 (b)	424,232	422,476
WMG Acquisition Corp. Senior Secured 2021 Term Loan G, 1 Month USD LIBOR + 2.13%, 6.97%, 1/20/2028 (b)	134,203	133,052
		2,523,617
FINANCIAL SERVICES — 1.3%
AlixPartners LLP Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 2.75%, 7.61%, 2/4/2028 (b)	177,763	177,388
Citadel Securities LP Senior Secured 2021 Term Loan B, 1 Month USD SOFR + 2.50%, 7.31%, 2/2/2028 (b)	401,302	398,335
Deerfield Dakota Holding LLC Senior Secured 2020 USD Term Loan B, 1 Month USD SOFR + 3.75%, 8.56%, 4/9/2027 (b)	103,123	100,116
DirecTV Financing LLC Senior Secured Term Loan, 1 Month USD LIBOR + 5.00%, 9.84%, 8/2/2027 (b)	465,821	449,359
Setanta Aircraft Leasing Designated Activity Co. Senior Secured Term Loan B, 3 Month USD LIBOR + 2.00%, 7.16%, 11/5/2028 (b)	159,762	159,941
William Morris Endeavor Entertainment LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 2.75%, 7.60%, 5/18/2025 (b)	275,997	274,157
		1,559,296
Security Description	Principal Amount	Value
FINANCIAL SERVICES — 1.2%
Belron Finance U.S. LLC Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 2.43%, 7.30%, 4/13/2028 (b)	$302,759	$302,663
CE Intermediate I LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00%, 8.86%, 11/10/2028 (b)	189,812	183,168
Focus Financial Partners LLC Senior Secured 2021 Term Loan B4, 1 Month USD SOFR + 2.50%, 7.31%, 6/30/2028 (b)	313,776	309,575
NFP Corp. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.25%, 8.09%, 2/15/2027 (b)	135,468	132,449
Paysafe Holdings Corp. Senior Secured USD Term Loan B1, 1 Month USD LIBOR + 2.75%, 7.59%, 6/28/2028 (b)	76,615	73,778
Victory Capital Holdings, Inc. Senior Secured 2021 Term Loan B, 3 Month USD SOFR + 2.25%, 6.95%, 7/1/2026 (b)	299,958	298,683
Walker & Dunlop, Inc. Senior Secured 2021 Term Loan, 1 Month USD SOFR + 2.25%, 7.16%, 12/16/2028 (b)	117,657	115,598
		1,415,914
FOOD-MISC/DIVERSIFIED — 0.2%
Skopima Merger Sub, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 8.84%, 5/12/2028 (b)	189,446	177,471
GAMING & ENTERTAINMENT — 0.1%
PCI Gaming Authority Senior Secured Term Loan, 1 Month USD LIBOR + 2.50%, 7.34%, 5/29/2026 (b)	130,998	131,026
GROUND TRANSPORTATION — 0.3%
Genesee & Wyoming, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 2.00%, 7.00%, 12/30/2026 (b)	319,240	317,643
HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Bausch & Lomb, Inc. Senior Secured Term Loan, 3 Month USD SOFR + 3.25%, 8.46%, 5/10/2027 (b)	418,656	407,607

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Gainwell Acquisition Corp. Senior Secured Term Loan B, 3 Month USD SOFR + 4.00%, 9.16%, 10/1/2027 (b)	$496,720	$475,610
		883,217
HEALTH CARE PROVIDERS & SERVICES — 1.0%
GHX Ultimate Parent Corp. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 8.09%, 6/28/2024 (b)	170,632	169,725
ICON Luxembourg Sarl Senior Secured LUX Term Loan, 3 Month USD SOFR + 2.25%, 7.41%, 7/3/2028 (b)	189,741	189,517
Medline Borrower LP Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.25%, 8.09%, 10/23/2028 (b)	313,832	306,404
National Mentor Holdings, Inc.:
Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75%, 8.66%, 3/2/2028 (b)	91,965	70,788
Senior Secured 2021 Term Loan C, 3 Month USD SOFR + 3.75%, 8.75%, 3/2/2028 (b)	2,631	2,025
Pediatric Associates Holding Co. LLC:
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 8.09%, 12/29/2028 (b)	148,353	145,432
Senior Secured 2022 Delayed Draw Term Loan, 3 Month USD LIBOR + 3.25%, 8.09%, 12/29/2028 (b)	19,166	18,789
PRA Health Sciences, Inc. Senior Secured US Term Loan, 3 Month USD LIBOR + 2.25%, 7.41%, 7/3/2028 (b)	47,274	47,218
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.58%, 11/16/2025 (b)	145,797	139,236
Vizient, Inc. Senior Secured 2022 Term Loan B, 1 Month SOFR CME + 2.25%, 7.11%, 5/16/2029 (b)	116,050	116,071
		1,205,205
Security Description	Principal Amount	Value
HOME FURNISHINGS — 0.4%
AI Aqua Merger Sub, Inc. Senior Secured 2021 1st Lien Term Loan B, 1 Month USD SOFR + 3.75%, 8.37%, 7/31/2028 (b)	$475,608	$460,451
HOTELS, RESTAURANTS & LEISURE — 1.9%
Alterra Mountain Co. Senior Secured 2021 Series B-2 Consenting Term Loan, 1 Month USD LIBOR + 3.50%, 8.34%, 8/17/2028 (b)	313,784	313,392
Aristocrat Technologies, Inc. Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 2.25%, 7.25%, 5/24/2029 (b)	124,904	125,295
Bally's Corp. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25%, 7.96%, 10/2/2028 (b)	159,711	152,839
Caesars Entertainment Corp. Senior Secured Term Loan B, 1 Month USD SOFR + 3.25%, 8.16%, 2/6/2030 (b)	300,000	299,000
Motion Finco Sarl Senior Secured USD Term Loan B1, 3 Month USD LIBOR + 3.25%, 8.41%, 11/12/2026 (b)	175,525	173,221
PENN Entertainment, Inc. Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 2.75%, 7.66%, 5/3/2029 (b)	268,311	268,093
Peraton Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 8.59%, 2/1/2028 (b)	623,664	617,168
Scientific Games International, Inc. Senior Secured 2022 USD Term Loan, 1 Month USD SOFR + 3.00%, 7.96%, 4/14/2029 (b)	309,073	307,205
		2,256,213
HOUSEHOLD PRODUCTS — 0.2%
Champ Acquisition Corp. Senior Secured Term Loan, 3 Month USD LIBOR + 5.50%, 10.64%, 12/19/2025 (b)	138,793	138,740
Energizer Holdings, Inc. Senior Secured 2020 Term Loan, 1 Month USD SOFR + 2.25%, 7.12%, 12/22/2027 (b)	123,156	122,464
		261,204

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Calpine Corp.:
Senior Secured 2020 Term Loan B5, 1 Month USD LIBOR + 2.50%, 7.36%, 12/16/2027 (b)	$25,976	$25,899
Senior Secured Term Loan B9, 1 Month USD LIBOR + 2.25%, 6.86%, 4/5/2026 (b)	338,660	337,095
		362,994
INSURANCE — 2.9%
Acrisure LLC Senior Secured 2021 First Lien Term Loan B, 1 Month USD LIBOR + 4.25%, 9.09%, 2/15/2027 (b)	570,019	560,043
Alliant Holdings Intermediate LLC Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 3.50%, 8.28%, 11/6/2027 (b)	493,734	489,414
AmWINS Group, Inc. Senior Secured 2023 Incremental Term Loan B, 1 Month USD SOFR + 2.75%, 7.66%, 2/19/2028 (b)	129,675	129,311
AssuredPartners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 8.34%, 2/12/2027 (b)	492,337	488,459
Broadstreet Partners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.00%, 7.84%, 1/27/2027 (b)	206,395	202,577
Hub International Ltd. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25%, 8.41%, 4/25/2025 (b)	493,687	493,159
Hyperion Insurance Group Ltd. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 8.09%, 11/12/2027 (b)	559,113	554,022
Ryan Specialty Group LLC Senior Secured Term Loan, 1 Month USD LIBOR + 3.00%, 7.91%, 9/1/2027 (b)	146,249	146,295
Sedgwick Claims Management Services, Inc. Senior Secured 2023 Term Loan B, 3 Month USD SOFR + 3.75%, 8.63%, 2/17/2028 (b)	358,669	354,934
		3,418,214
Security Description	Principal Amount	Value
INTERNET & TELECOM — 0.3%
Adevinta ASA Senior Secured USD Term Loan B, 6/26/2028 (a)	$115,065	$114,513
Uber Technologies, Inc. Senior Secured 2023 Term Loan B, 3 Month USD SOFR + 2.75%, 7.66%, 3/3/2030 (b)	199,500	199,329
		313,842
INTERNET SECURITY — 0.2%
Proofpoint, Inc. Senior Secured 2nd Lien Term Loan, 3 Month USD LIBOR + 6.25%, 11.09%, 8/31/2029 (b)	240,040	228,237
INVESTMENT COMPANIES — 0.1%
AL GCX Holdings LLC Senior Secured Term Loan B, 3 Month USD SOFR + 3.50%, 8.28%, 5/17/2029 (b)	135,814	134,400
IT SERVICES — 0.8%
Access CIG LLC Senior Secured 2018 2nd Lien Term Loan, 3 Month USD LIBOR + 7.75%, 12.73%, 2/27/2026 (b)	194,616	179,695
Ahead DB Holdings LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.91%, 10/18/2027 (b)	189,291	186,215
CoreLogic, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 8.38%, 6/2/2028 (b)	138,365	118,450
Presidio Holdings, Inc. Senior Secured 2020 Term Loan B, 3 Month USD SOFR + 3.50%, 8.28%, 1/22/2027 (b)	166,842	166,243
WEX, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.25%, 7.09%, 3/31/2028 (b)	247,475	246,239
		896,842
LEISURE INDUSTRY — 0.3%
Carnival Corp. Senior Secured 2021 Incremental Term Loan B, 1 Month USD LIBOR + 3.25%, 8.08%, 10/18/2028 (b)	397,863	389,657

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
LEISURE&REC/GAMES — 0.2%
Scientific Games Holdings LP Senior Secured 2022 USD Term Loan B, 3 Month USD SOFR + 3.50%, 8.10%, 4/4/2029 (b)	$277,787	$274,380
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Avantor Funding, Inc. Senior Secured 2021 Term Loan B5, 1 Month USD LIBOR + 2.25%, 7.09%, 11/8/2027 (b)	202,387	202,499
Parexel International Corp. Senior Secured 2021 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 8.09%, 11/15/2028 (b)	420,822	416,693
		619,192
MACHINERY — 0.2%
Clark Equipment Co. Senior Secured 2022 Term Loan B, 3 Month USD SOFR + 2.50%, 7.50%, 4/20/2029 (b)	125,000	125,040
Madison IAQ LLC Senior Secured Term Loan, 6 Month USD LIBOR + 3.25%, 8.30%, 6/21/2028 (b)	109,511	104,487
		229,527
MACHINERY-CONSTRUCTION & MINING — 0.4%
Brookfield WEC Holdings, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.75%, 7.61%, 8/1/2025 (b)	335,778	334,556
Clear Channel Outdoor Holdings, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 8.33%, 8/21/2026 (b)	134,156	125,325
		459,881
MEDIA — 2.9%
Cogeco Communications Finance LP Senior Secured Term Loan B, 1 Month USD LIBOR + 2.00%, 6.84%, 1/3/2025 (b)	64,730	64,741
CSC Holdings LLC Senior Secured 2019 Term Loan B5, 1 Month USD LIBOR + 2.50%, 7.18%, 4/15/2027 (b)	313,214	277,685
Go Daddy Operating Co. LLC Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 2.00%, 6.84%, 8/10/2027 (b)	247,504	247,108
Security Description	Principal Amount	Value
Gray Television, Inc.:
Senior Secured 2021 Term Loan D, 1 Month USD LIBOR + 3.00%, 7.66%, 12/1/2028 (b)	$59,017	$57,542
Senior Secured 2023 Term Loan E, 3 Month USD SOFR + 2.50%, 7.36%, 1/2/2026 (b)	47,196	46,488
MH Sub I LLC:
Senior Secured 2020 Incremental Term Loan, 1 Month USD LIBOR + 3.75%, 8.59%, 9/13/2024 (b)	377,263	371,781
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD SOFR + 6.25%, 11.06%, 2/23/2029 (b)	194,343	179,362
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 1 Month USD LIBOR + 2.50%, 7.34%, 9/18/2026 (b)	136,843	136,707
Radiate Holdco LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 8.09%, 9/25/2026 (b)	151,746	124,791
Telenet Financing USD LLC Senior Secured 2020 USD Term Loan AR, 1 Month USD LIBOR + 2.00%, 6.68%, 4/30/2028 (b)	311,409	306,154
Univision Communications, Inc.:
Senior Secured 2021 First Lien Term Loan B, 1 Month USD LIBOR + 3.25%, 8.09%, 3/15/2026 (b)	296,231	295,222
Senior Secured 2022 Term Loan B, 1 Month USD LIBOR + 3.25%, 8.08%, 1/31/2029 (b)	154,190	151,749
UPC Broadband Holding BV Senior Secured 2020 USD Term Loan AT, 1 Month USD LIBOR + 2.25%, 6.93%, 4/30/2028 (b)	322,531	315,677
Vertical U.S. Newco, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 3.50%, 8.60%, 7/30/2027 (b)	431,796	421,824
Virgin Media Bristol LLC Senior Secured USD Term Loan N, 1 Month USD LIBOR + 2.50%, 7.18%, 1/31/2028 (b)	164,749	162,442

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ziggo Financing Partnership Senior Secured USD Term Loan I, 1 Month USD LIBOR + 2.50%, 7.18%, 4/30/2028 (b)	$322,531	$319,172
		3,478,445
MEDICAL LABS&TESTING SRV — 0.4%
Electron BidCo, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.00%, 7.84%, 11/1/2028 (b)	61,088	60,301
U.S. Anesthesia Partners, Inc. Senior Secured 2021 Term Loan, 10/1/2028 (a)	399,544	385,998
		446,299
MISCELLANEOUS MANUFACTUR — 0.1%
LTI Holdings, Inc. Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 11.59%, 9/6/2026 (b)	99,572	88,370
MRI/MEDICAL DIAG IMAGING — 0.1%
Radiology Partners, Inc. Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 4.25%, 9.09%, 7/9/2025 (b)	196,252	159,148
OIL, GAS & CONSUMABLE FUELS — 0.6%
Buckeye Partners LP Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.25%, 7.11%, 11/1/2026 (b)	308,256	307,913
ITT Holdings LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.75%, 7.56%, 7/10/2028 (b)	119,014	116,411
Pacific Gas & Electric Co. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 7.88%, 6/23/2025 (b)	324,752	324,398
		748,722
PASSENGER AIRLINES — 1.1%
Air Canada Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 8.37%, 8/11/2028 (b)	258,736	258,656
American Airlines, Inc. Senior Secured 2023 Term Loan B, 6 Month USD SOFR + 2.75%, 8.15%, 2/15/2028 (b)	250,000	244,844
Security Description	Principal Amount	Value
Kestrel Bidco, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 7.51%, 12/11/2026 (b)	$78,233	$75,180
Mileage Plus Holdings LLC Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 5.25%, 10.21%, 6/21/2027 (b)	111,419	115,813
SkyMiles IP Ltd. Senior Secured 2020 Skymiles Term Loan B, 3 Month USD LIBOR + 3.75%, 8.56%, 10/20/2027 (b)	117,484	121,949
United Airlines, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.57%, 4/21/2028 (b)	511,156	508,664
		1,325,106
PERSONAL CARE PRODUCTS — 0.1%
Prestige Brands, Inc. Senior Secured 2021 Term Loan B5, 1 Month USD LIBOR + 20%, 6.84%, 7/3/2028 (b)	91,644	91,510
PHARMACEUTICALS — 1.2%
Catalent Pharma Solutions, Inc. Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 2.00%, 6.81%, 2/22/2028 (b)	348,172	346,127
Elanco Animal Health, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 1.75%, 6.41%, 8/1/2027 (b)	191,185	187,345
Grifols Worldwide Operations USA, Inc. Senior Secured USD 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 6.84%, 11/15/2027 (b)	171,055	167,883
Jazz Financing Lux Sarl Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50%, 8.34%, 5/5/2028 (b)	307,683	306,882
Organon & Co. Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.00%, 7.97%, 6/2/2028 (b)	44,532	44,569
Padagis LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 4.75%, 9.54%, 7/6/2028 (b)	391,339	359,053
		1,411,859

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
PIPELINES — 1.2%
CQP Holdco LP Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 8.66%, 6/5/2028 (b)	$391,391	$388,995
Freeport LNG Investments LLLP Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 8.31%, 12/21/2028 (b)	362,577	352,088
Oryx Midstream Services Permian Basin LLC Senior Secured 2023 Incremental Term Loan, 1 Month USD SOFR + 3.25%, 8.06%, 10/5/2028 (b)	350,021	344,640
TransMontaigne Operating Co. LP Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 8.28%, 11/17/2028 (b)	152,342	150,506
Whitewater Whistler Holdings LLC Senior Secured 2023 Term Loan B, 3 Month USD SOFR + 3.25%, 8.15%, 2/15/2030 (b)	175,000	174,562
		1,410,791
PROFESSIONAL SERVICES — 0.7%
Anticimex International AB Senior Secured 2021 USD Term Loan B1, 3 Month USD LIBOR + 3.50%, 8.45%, 11/16/2028 (b)	176,096	174,336
Dun & Bradstreet Corp. Senior Secured Term Loan, 1 Month USD LIBOR + 3.25%, 8.10%, 2/6/2026 (b)	384,125	384,044
Trans Union LLC Senior Secured 2021 Term Loan B6, 1 Month USD LIBOR + 2.25%, 7.09%, 12/1/2028 (b)	331,024	329,092
		887,472
RETAIL-BUILDING PRODUCTS — 0.1%
LBM Acquisition LLC Senior Secured Term Loan B, 6 Month USD LIBOR + 3.75%, 8.96%, 12/17/2027 (b)	107,353	101,466
Specialty Building Products Holdings LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 8.10%, 10/15/2028 (b)	24,292	22,875
		124,341
Security Description	Principal Amount	Value
RETAIL-RESTAURANTS — 0.5%
CT Technologies Intermediate Holdings, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.25%, 9.09%, 12/16/2025 (b)	$132,611	$126,778
IRB Holding Corp. Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 3.00%, 7.74%, 12/15/2027 (b)	446,599	439,869
		566,647
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Entegris, Inc. Senior Secured 2023 Term Loan B, 3 Month USD SOFR + 2.75%, 7.37%, 7/6/2029 (b)	84,957	85,161
MKS Instruments, Inc. Senior Secured 2022 USD Term Loan B, 1 Month USD SOFR + 2.75%, 7.61%, 8/17/2029 (b)	141,076	140,562
		225,723
SOFTWARE — 5.6%
Applied Systems, Inc. Senior Secured 2022 Extended 1st Lien Term Loan, 3 Month USD SOFR + 4.50%, 9.38%, 9/18/2026 (b)	125,000	125,000
Apttus Corp. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.25%, 9.08%, 5/8/2028 (b)	170,817	166,262
Athenahealth Group, Inc. Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 3.50%, 8.31%, 2/15/2029 (b)	545,517	512,104
Banff Merger Sub, Inc.:
Senior Secured 2021 USD 2nd Lien Term Loan, 1 Month USD LIBOR + 5.50%, 10.34%, 2/27/2026 (b)	73,647	71,369
Senior Secured 2021 USD Term Loan, 1 Month USD LIBOR + 3.75%, 8.59%, 10/2/2025 (b)	165,901	164,087
CDK Global, Inc. Senior Secured 2022 USD Term Loan B, 3 Month USD SOFR + 4.50%, 9.39%, 7/6/2029 (b)	399,000	398,387

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
DCert Buyer, Inc. Senior Secured 2019 Term Loan B, 3 Month USD SOFR + 4.00%, 8.70%, 10/16/2026 (b)	$249,592	$244,952
EP Purchaser LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 8.66%, 11/6/2028 (b)	145,754	145,208
Epicor Software Corp. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.25%, 8.09%, 7/30/2027 (b)	93,073	91,597
EverCommerce, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 8.09%, 7/6/2028 (b)	137,415	136,504
First Advantage Holdings LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.75%, 7.59%, 1/31/2027 (b)	116,150	115,697
Flexera Software LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 8.59%, 3/3/2028 (b)	187,984	185,634
Fortra LLC Senior Secured 2021 Term Loan, 3 Month USD SOFR + 4.00%, 8.78%, 11/19/2026 (b)	97,463	87,205
Hyland Software, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 8.34%, 7/1/2024 (b)	122,550	121,427
Idera, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75%, 8.51%, 3/2/2028 (b)	189,156	180,999
I-Logic Technologies Bidco Ltd. Senior Secured 2021 USD Term Loan B, 3 Month USD SOFR + 4.00%, 8.90%, 2/16/2028 (b)	177,920	172,286
Informatica LLC Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 2.75%, 7.60%, 10/27/2028 (b)	153,954	153,120
McAfee LLC Senior Secured 2022 USD Term Loan B, 1 Month USD SOFR + 3.75%, 8.52%, 3/1/2029 (b)	506,518	477,773
MeridianLink, Inc. Senior Secured 2021 Term Loan B, 6 Month USD LIBOR + 3.00%, 8.15%, 11/10/2028 (b)	114,995	112,072
Security Description	Principal Amount	Value
Mitchell International, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.50%, 10/15/2028 (b)	$375,835	$356,295
NortonLifeLock, Inc. Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 2.00%, 6.91%, 9/12/2029 (b)	416,650	413,057
Open Text Corp. Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 3.50%, 8.41%, 1/31/2030	253,086	252,744
Polaris Newco LLC Senior Secured USD Term Loan B, 3 Month USD LIBOR + 4.00%, 9.16%, 6/2/2028 (b)	62,858	57,498
Project Alpha Intermediate Holding, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.00%, 8.84%, 4/26/2024 (b)	50,901	50,668
Project Ruby Ultimate Parent Corp. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.25%, 8.09%, 3/10/2028 (b)	192,087	185,346
RealPage, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 7.84%, 4/24/2028 (b)	448,596	436,185
Roper Industrial Products Investment Co. LLC Senior Secured USD Term Loan, 3 Month USD SOFR + 4.50%, 9.40%, 11/22/2029 (b)	55,028	54,694
SolarWinds Holdings, Inc. Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 4.00%, 8.81%, 2/5/2027 (b)	251,413	250,977
Sovos Compliance LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.50%, 9.34%, 8/11/2028 (b)	219,009	207,921
Surf Holdings LLC Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50%, 8.51%, 3/5/2027 (b)	94,653	93,943
UKG, Inc. Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 5.25%, 10.03%, 5/3/2027 (b)	100,669	96,995

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ultimate Software Group, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25%, 8.03%, 5/4/2026 (b)	$567,295	$553,733
		6,671,739
SPECIALTY RETAIL — 1.2%
Michaels Cos., Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25%, 9.41%, 4/15/2028 (b)	62,070	57,147
Petco Health & Wellness Co., Inc. Senior Secured 2021 Term Loan B, 3 Month USD SOFR + 3.25%, 8.41%, 3/3/2028 (b)	437,703	430,796
PetSmart, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 8.66%, 2/11/2028 (b)	324,225	322,132
Pilot Travel Centers LLC Senior Secured 2021 Term Loan B, 1 Month USD SOFR + 2.00%, 6.91%, 8/4/2028 (b)	356,916	356,172
Whatabrands LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 8.09%, 8/3/2028 (b)	308,287	305,505
		1,471,752
STEEL-PRODUCERS — 0.3%
Phoenix Services International LLC:
Senior Secured 2022 DIP New Money Term Loan, 1 Month USD SOFR + 12.00%, 16.81%, 5/29/2023 (b)	96,499	92,880
Senior Secured 2022 DIP PIK Roll Up Term Loan, 1 Month USD SOFR + 12.00%, 16.81%, 5/29/2023 (b)	201,001	193,464
Senior Secured Term Loan, 3 Month USD LIBOR + 2.75%, 10.75%, 3/1/2025 (b)	577,258	60,702
		347,046
TELECOMMUNICATION EQUIP — 0.3%
Coral-U.S. Co-Borrower LLC Senior Secured 2021 Term Loan B6, 1 Month USD LIBOR + 3.00%, 7.68%, 10/15/2029 (b)	305,848	302,244
Delta TopCo, Inc. Senior Secured 2020 Term Loan B, 3 Month USD SOFR + 3.75%, 8.66%, 12/1/2027 (b)	119,422	111,012
		413,256
Security Description	Principal Amount	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Varsity Brands, Inc. Senior Secured 2023 Term Loan, 12/15/2026 (a)	$172,212	$161,162
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Foundation Building Materials Holding Co. LLC Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25%, 8.08%, 1/31/2028 (b)	201,426	196,245
TRANSPORT-SERVICES — 0.5%
EG America LLC Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 9.16%, 2/7/2025 (b)	235,778	226,255
Endure Digital, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 8.22%, 2/10/2028 (b)	412,400	386,625
		612,880
TOTAL SENIOR FLOATING RATE LOANS (Cost $55,205,627)		54,382,829
ASSET-BACKED SECURITIES — 5.7%
OTHER ABS — 5.7%
Apidos CLO XI Series 2012-11A, Class ER3, 3 Month USD LIBOR + 6.57%, 11.36%, 4/17/2034 (b) (c)	500,000	437,500
Ares LXVIII CLO Ltd. Series 2023-68A, Class E, 3 Month SOFR + 8.55%, 1.00%, 4/25/2035 (b) (c)	750,000	720,000
Balboa Bay Loan Funding Ltd. Series 2022-1A, Class E, 3 Month SOFR + 7.93%, 12.57%, 4/20/2034 (b) (c)	500,000	450,150
Ballyrock CLO Ltd. Series 2020-2A, Class DR, 3 Month USD LIBOR + 6.15%, 10.96%, 10/20/2031 (b) (c)	750,000	685,875
Benefit Street Partners CLO X Ltd. Series 2016-10A, Class DRR, 3 Month USD LIBOR + 6.75%, 11.56%, 4/20/2034 (b) (c)	500,000	434,300
Canyon CLO Ltd. Series 2020-1A, Class ER, 3 Month USD LIBOR + 6.35%, 11.14%, 7/15/2034 (b) (c)	602,000	505,500

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Carlyle U.S. CLO Ltd. Series 2020-1A, Class DR, 3 Month USD LIBOR + 6.25%, 11.06%, 7/20/2034 (b) (c)	$500,000	$424,750
GoldenTree Loan Management U.S. CLO Ltd. Series 2022-12A, Class E, 3 Month SOFR + 7.25%, 11.89%, 4/20/2034 (b) (c)	500,000	443,100
Palmer Square CLO Ltd. Series 2019-1A, Class DR, 3 Month USD LIBOR + 6.50%, 11.37%, 11/14/2034 (b) (c)	500,000	425,650
Point Au Roche Park CLO Ltd. Series 2021-1A, Class E, 3 Month USD LIBOR + 6.10%, 10.91%, 7/20/2034 (b) (c)	1,480,000	1,210,788
Rad CLO 15 Ltd. Series 2021-15A, Class E, 3 Month USD LIBOR + 6.20%, 11.01%, 1/20/2034 (b) (c)	652,349	554,301
RR 20 Ltd. Series 2022-20A, Class D, 3 Month SOFR + 7.25%, 11.91%, 7/15/2037 (b) (c)	500,000	462,100
		6,754,014
TOTAL ASSET-BACKED SECURITIES (Cost $7,217,481)		6,754,014
CORPORATE BONDS & NOTES — 44.7%
ADVERTISING — 0.1%
Lamar Media Corp. 4.88%, 1/15/2029	180,000	171,644
AEROSPACE & DEFENSE — 2.4%
Bombardier, Inc.:
6.00%, 2/15/2028 (c)	460,000	448,150
7.13%, 6/15/2026 (c)	60,000	60,454
7.50%, 2/1/2029 (c)	323,000	330,016
Howmet Aerospace, Inc.:
3.00%, 1/15/2029	582,000	515,140
5.95%, 2/1/2037	50,000	50,401
Rolls-Royce PLC 5.75%, 10/15/2027 (c)	200,000	200,112
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	200,000	169,480
TransDigm, Inc.:
4.63%, 1/15/2029	580,000	515,220
4.88%, 5/1/2029	390,000	345,212
Triumph Group, Inc. 7.75%, 8/15/2025	300,000	275,037
		2,909,222
Security Description	Principal Amount	Value
APPAREL — 0.1%
Crocs, Inc. 4.25%, 3/15/2029 (c)	$150,000	$131,561
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (c)	29,000	23,567
		155,128
AUTO MANUFACTURERS — 1.0%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (c)	220,000	187,460
5.88%, 6/1/2029 (c)	200,000	194,744
Ford Motor Credit Co. LLC Series GMTN, 4.39%, 1/8/2026	770,000	730,453
Wabash National Corp. 4.50%, 10/15/2028 (c)	130,000	113,202
		1,225,859
BANKS — 0.5%
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (c)	619,000	584,212
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (c)	200,000	175,664
BUILDING MATERIALS — 0.8%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (c)	270,000	233,437
Griffon Corp. 5.75%, 3/1/2028	200,000	185,358
JELD-WEN, Inc. 4.88%, 12/15/2027 (c)	50,000	42,453
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (c)	120,000	104,029
Masonite International Corp. 5.38%, 2/1/2028 (c)	230,000	219,650
PGT Innovations, Inc. 4.38%, 10/1/2029 (c)	150,000	135,804
		920,731
CHEMICALS — 1.8%
Ashland LLC 3.38%, 9/1/2031 (c)	320,000	264,563
Chemours Co.:
4.63%, 11/15/2029 (c)	394,000	326,267
5.75%, 11/15/2028 (c)	100,000	89,840
Ingevity Corp. 3.88%, 11/1/2028 (c)	200,000	172,862
Mativ Holdings, Inc. 6.88%, 10/1/2026 (c)	140,000	129,016
Methanex Corp. 5.25%, 12/15/2029	380,000	355,178
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (c)	130,000	114,533
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (c)	320,000	296,006

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Valvoline, Inc. 3.63%, 6/15/2031 (c)	$455,000	$385,886
		2,134,151
COAL — 0.1%
SunCoke Energy, Inc. 4.88%, 6/30/2029 (c)	170,000	149,093
COMMERCIAL SERVICES — 1.6%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (c)	85,000	80,626
ASGN, Inc. 4.63%, 5/15/2028 (c)	80,000	74,616
Gartner, Inc.:
3.63%, 6/15/2029 (c)	510,000	455,547
3.75%, 10/1/2030 (c)	200,000	179,238
Neptune Bidco U.S., Inc. 3 Month USD SOFR + 5.00% 9.74%, 4/11/2029 (b)	178,066	160,705
Service Corp. International:
3.38%, 8/15/2030	140,000	119,356
4.00%, 5/15/2031	410,000	360,538
TriNet Group, Inc. 3.50%, 3/1/2029 (c)	170,000	145,982
United Rentals North America, Inc. 3.75%, 1/15/2032	180,000	154,904
ZipRecruiter, Inc. 5.00%, 1/15/2030 (c)	150,000	128,853
		1,860,365
COMPUTERS — 0.6%
KBR, Inc. 4.75%, 9/30/2028 (c)	90,000	80,442
Science Applications International Corp. 4.88%, 4/1/2028 (c)	150,000	140,275
Seagate HDD Cayman:
4.13%, 1/15/2031	180,000	151,594
9.63%, 12/1/2032 (c)	50,000	56,453
Western Digital Corp. 4.75%, 2/15/2026	310,000	298,592
		727,356
CONSTRUCTION MATERIALS — 0.1%
Builders FirstSource, Inc. 6.38%, 6/15/2032 (c)	90,000	90,344
DIVERSIFIED FINANCIAL SERVICES — 2.9%
Enova International, Inc. 8.50%, 9/15/2025 (c)	140,000	132,686
goeasy Ltd. 5.38%, 12/1/2024 (c)	300,000	284,490
LD Holdings Group LLC 6.50%, 11/1/2025 (c)	40,000	25,505
Security Description	Principal Amount	Value
Nationstar Mortgage Holdings, Inc.:
5.50%, 8/15/2028 (c)	$510,000	$437,299
5.75%, 11/15/2031 (c)	86,000	66,961
Navient Corp.:
4.88%, 3/15/2028	350,000	294,522
6.75%, 6/15/2026	200,000	194,692
Series A, 5.63%, 8/1/2033	190,000	141,020
OneMain Finance Corp.:
3.50%, 1/15/2027	500,000	420,065
5.38%, 11/15/2029	110,000	92,519
7.13%, 3/15/2026	200,000	192,168
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (c)	170,000	135,346
5.38%, 10/15/2025 (c)	200,000	186,760
5.75%, 9/15/2031 (c)	270,000	217,574
PHH Mortgage Corp. 7.88%, 3/15/2026 (c)	130,000	113,526
PRA Group, Inc.:
5.00%, 10/1/2029 (c)	500,000	418,130
8.38%, 2/1/2028 (c)	60,000	59,984
World Acceptance Corp. 7.00%, 11/1/2026 (c)	120,000	88,847
		3,502,094
ELECTRIC — 0.3%
DPL, Inc. 4.13%, 7/1/2025	331,000	316,264
PG&E Corp. 5.00%, 7/1/2028	100,000	94,446
		410,710
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (c)	260,000	228,613
4.75%, 6/15/2028 (c)	140,000	126,797
6.50%, 12/31/2027 (c)	120,000	116,893
		472,303
ELECTRONICS — 0.1%
Sensata Technologies BV 4.00%, 4/15/2029 (c)	110,000	99,378
ENGINEERING & CONSTRUCTION — 0.3%
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (c)	124,000	116,209
Fluor Corp. 4.25%, 9/15/2028	50,000	45,832
Tutor Perini Corp. 6.88%, 5/1/2025 (c)	190,000	134,049
		296,090

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
ENTERTAINMENT — 1.2%
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030 (c)	$410,000	$391,415
Cinemark USA, Inc.:
5.25%, 7/15/2028 (c)	150,000	130,187
5.88%, 3/15/2026 (c)	223,000	210,012
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (c)	400,000	260,208
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. REGS, 5.13%, 10/1/2029 (c)	530,000	481,028
		1,472,850
ENVIRONMENTAL CONTROL — 0.5%
GFL Environmental, Inc. 3.75%, 8/1/2025 (c)	320,000	307,453
Stericycle, Inc. 3.88%, 1/15/2029 (c)	344,000	303,329
		610,782
FOOD — 1.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.63%, 1/15/2027 (c)	330,000	318,961
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (c)	540,000	494,348
4.88%, 5/15/2028 (c)	290,000	282,176
Post Holdings, Inc.:
4.50%, 9/15/2031 (c)	100,000	88,004
5.50%, 12/15/2029 (c)	290,000	274,549
5.63%, 1/15/2028 (c)	240,000	235,133
		1,693,171
GAS — 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75%, 5/20/2027	200,000	187,782
5.88%, 8/20/2026	600,000	573,120
		760,902
HEALTH CARE PRODUCTS — 0.3%
Hologic, Inc. 3.25%, 2/15/2029 (c)	438,000	389,859
HEALTH CARE SERVICES — 1.0%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (c)	320,000	309,968
CHS/Community Health Systems, Inc.:
5.25%, 5/15/2030 (c)	70,000	54,552
6.88%, 4/15/2029 (c)	350,000	216,577
DaVita, Inc. 4.63%, 6/1/2030 (c)	340,000	290,122
Security Description	Principal Amount	Value
Encompass Health Corp.:
4.50%, 2/1/2028	$242,000	$225,697
4.63%, 4/1/2031	85,000	74,248
		1,171,164
HOME BUILDERS — 1.9%
Beazer Homes USA, Inc.:
5.88%, 10/15/2027	180,000	163,840
7.25%, 10/15/2029	200,000	186,044
Century Communities, Inc. 3.88%, 8/15/2029 (c)	270,000	231,398
Forestar Group, Inc. 3.85%, 5/15/2026 (c)	292,000	264,800
Installed Building Products, Inc. 5.75%, 2/1/2028 (c)	90,000	83,304
LGI Homes, Inc. 4.00%, 7/15/2029 (c)	130,000	105,444
M/I Homes, Inc.:
3.95%, 2/15/2030	47,000	40,154
4.95%, 2/1/2028	200,000	186,344
Meritage Homes Corp. 3.88%, 4/15/2029 (c)	450,000	401,008
Taylor Morrison Communities, Inc. 5.13%, 8/1/2030 (c)	280,000	259,353
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	350,000	336,700
		2,258,389
HOME FURNISHINGS — 0.5%
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (c)	610,000	536,526
HOUSEHOLD PRODUCTS & WARES — 0.2%
Central Garden & Pet Co.:
4.13%, 10/15/2030	200,000	176,750
4.13%, 4/30/2031 (c)	80,000	69,118
		245,868
INSURANCE — 0.2%
MGIC Investment Corp. 5.25%, 8/15/2028	250,000	237,510
INTERNET — 1.0%
Cogent Communications Group, Inc.:
3.50%, 5/1/2026 (c)	300,000	279,726
7.00%, 6/15/2027 (c)	170,000	168,613
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (c)	80,000	69,172
Rakuten Group, Inc. 10.25%, 11/30/2024 (c)	510,000	493,119
Ziff Davis, Inc. 4.63%, 10/15/2030 (c)	150,000	130,749
		1,141,379

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
INVESTMENT COMPANY SECURITY — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	$440,000	$378,338
5.25%, 5/15/2027	500,000	468,875
		847,213
IRON/STEEL — 1.0%
ATI, Inc. 5.13%, 10/1/2031	190,000	172,889
Commercial Metals Co.:
3.88%, 2/15/2031	140,000	119,664
4.38%, 3/15/2032	200,000	173,410
Mineral Resources Ltd. 8.50%, 5/1/2030 (c)	720,000	726,285
		1,192,248
LEISURE TIME — 2.0%
Carnival Corp.:
5.75%, 3/1/2027 (c)	310,000	254,560
7.63%, 3/1/2026 (c)	520,000	474,432
Life Time, Inc. 8.00%, 4/15/2026 (c)	320,000	305,094
NCL Corp. Ltd.:
5.88%, 3/15/2026 (c)	160,000	136,168
7.75%, 2/15/2029 (c)	270,000	231,965
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028	100,000	81,782
5.38%, 7/15/2027 (c)	110,000	98,062
5.50%, 8/31/2026 (c)	300,000	278,847
5.50%, 4/1/2028 (c)	300,000	264,690
11.63%, 8/15/2027 (c)	80,000	85,931
Vista Outdoor, Inc. 4.50%, 3/15/2029 (c)	160,000	129,034
		2,340,565
LODGING — 0.9%
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (c)	200,000	168,608
3.75%, 5/1/2029 (c)	250,000	223,745
4.00%, 5/1/2031 (c)	80,000	70,043
Las Vegas Sands Corp. 3.90%, 8/8/2029	470,000	424,490
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028	190,000	169,837
		1,056,723
MEDIA — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/2030 (c)	250,000	216,655
4.75%, 2/1/2032 (c)	200,000	168,322
5.00%, 2/1/2028 (c)	60,000	55,343
5.13%, 5/1/2027 (c)	230,000	217,246
Security Description	Principal Amount	Value
Townsquare Media, Inc. 6.88%, 2/1/2026 (c)	$166,000	$156,319
Urban One, Inc. 7.38%, 2/1/2028 (c)	150,000	136,140
		950,025
MINING — 1.1%
Eldorado Gold Corp. 6.25%, 9/1/2029 (c)	210,000	194,607
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027 (c)	100,000	96,018
FMG Resources August Pty. Ltd.:
5.88%, 4/15/2030 (c)	316,000	305,635
6.13%, 4/15/2032 (c)	275,000	263,689
Hecla Mining Co. 7.25%, 2/15/2028	100,000	100,957
IAMGOLD Corp. 5.75%, 10/15/2028 (c)	170,000	131,347
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (c)	100,000	89,684
Taseko Mines Ltd. 7.00%, 2/15/2026 (c)	130,000	118,575
		1,300,512
MISCELLANEOUS MANUFACTURER — 0.2%
Hillenbrand, Inc. 3.75%, 3/1/2031	350,000	292,492
OFFICE & BUSINESS EQUIPMENT — 0.6%
Pitney Bowes, Inc. 6.88%, 3/15/2027 (c)	140,000	110,786
Xerox Holdings Corp.:
5.00%, 8/15/2025 (c)	80,000	75,516
5.50%, 8/15/2028 (c)	550,000	475,915
		662,217
OIL & GAS — 3.1%
Apache Corp. 5.35%, 7/1/2049	280,000	218,669
Calumet Specialty Products Partners LP/Calumet Finance Corp. 8.13%, 1/15/2027 (c)	230,000	219,609
CNX Resources Corp. 6.00%, 1/15/2029 (c)	278,000	261,250
CVR Energy, Inc. 5.75%, 2/15/2028 (c)	400,000	366,688
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (c)	100,000	99,035
Occidental Petroleum Corp.:
7.88%, 9/15/2031	370,000	415,473
8.88%, 7/15/2030	180,000	209,131
Parkland Corp.:
4.50%, 10/1/2029 (c)	380,000	337,710
5.88%, 7/15/2027 (c)	70,000	67,892

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	$250,000	$240,378
Petrofac Ltd. 9.75%, 11/15/2026 (c)	200,000	147,682
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	370,000	339,024
4.50%, 4/30/2030	60,000	54,246
Transocean, Inc.:
7.50%, 1/15/2026 (c)	190,000	172,723
7.50%, 4/15/2031	370,000	285,348
8.00%, 2/1/2027 (c)	320,000	285,891
		3,720,749
OIL & GAS SERVICES — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 4/1/2028 (c)	100,000	95,992
Enerflex Ltd. 9.00%, 10/15/2027 (c)	222,000	215,922
Oceaneering International, Inc. 6.00%, 2/1/2028	260,000	246,347
		558,261
PACKAGING & CONTAINERS — 0.6%
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (c)	80,000	75,758
OI European Group BV 4.75%, 2/15/2030 (c)	360,000	329,407
Sealed Air Corp. 5.00%, 4/15/2029 (c)	160,000	151,665
TriMas Corp. 4.13%, 4/15/2029 (c)	150,000	133,035
		689,865
PIPELINES — 2.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (c)	200,000	188,362
5.75%, 3/1/2027 (c)	200,000	195,344
5.75%, 1/15/2028 (c)	80,000	76,891
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (c)	430,000	414,443
5.75%, 4/1/2025	60,000	58,775
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.13%, 6/1/2028 (c)	170,000	156,638
EnLink Midstream Partners LP:
5.05%, 4/1/2045	120,000	92,332
5.45%, 6/1/2047	50,000	39,881
Security Description	Principal Amount	Value
Global Partners LP/GLP Finance Corp. 6.88%, 1/15/2029	$255,000	$235,416
Hess Midstream Operations LP:
4.25%, 2/15/2030 (c)	200,000	178,518
5.13%, 6/15/2028 (c)	200,000	189,974
5.50%, 10/15/2030 (c)	200,000	187,960
Holly Energy Partners LP/Holly Energy Finance Corp. 5.00%, 2/1/2028 (c)	370,000	346,664
NuStar Logistics LP:
6.00%, 6/1/2026	140,000	136,770
6.38%, 10/1/2030	290,000	278,153
Western Midstream Operating LP 5.50%, 8/15/2048	310,000	267,102
		3,043,223
REAL ESTATE — 0.6%
Howard Hughes Corp.:
4.13%, 2/1/2029 (c)	405,000	342,703
4.38%, 2/1/2031 (c)	210,000	168,890
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	100,000	79,490
5.00%, 3/1/2031	100,000	73,645
		664,728
REAL ESTATE INVESTMENT TRUSTS — 2.1%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (c)	59,000	41,488
Diversified Healthcare Trust 4.75%, 2/15/2028	100,000	67,487
HAT Holdings I LLC/HAT Holdings II LLC 3.38%, 6/15/2026 (c)	226,000	198,159
Iron Mountain, Inc.:
5.63%, 7/15/2032 (c)	60,000	54,571
REIT, 4.50%, 2/15/2031 (c)	510,000	438,120
Rithm Capital Corp. 6.25%, 10/15/2025 (c)	240,000	214,195
Service Properties Trust:
3.95%, 1/15/2028	390,000	304,153
4.75%, 10/1/2026	230,000	193,692
4.95%, 2/15/2027	270,000	227,402
5.25%, 2/15/2026	150,000	131,442
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (c)	360,000	298,919
4.38%, 1/15/2027 (c)	410,000	337,828
		2,507,456
RETAIL — 3.1%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (c)	350,000	313,257
4.00%, 10/15/2030 (c)	130,000	111,413
4.38%, 1/15/2028 (c)	50,000	46,144

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (c)	$190,000	$170,004
4.75%, 3/1/2030	170,000	151,994
5.00%, 2/15/2032 (c)	90,000	78,894
Bath & Body Works, Inc.:
6.75%, 7/1/2036	230,000	205,399
6.88%, 11/1/2035	30,000	27,132
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (c)	111,000	99,718
Carrols Restaurant Group, Inc. 5.88%, 7/1/2029	40,000	32,178
FirstCash, Inc. 4.63%, 9/1/2028 (c)	410,000	369,475
Foot Locker, Inc. 4.00%, 10/1/2029 (c)	150,000	125,010
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (c)	190,000	167,168
Macy's Retail Holdings LLC:
4.50%, 12/15/2034	20,000	14,547
5.88%, 3/15/2030 (c)	100,000	88,503
6.13%, 3/15/2032 (c)	100,000	87,971
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (c)	160,000	134,838
Patrick Industries, Inc. 4.75%, 5/1/2029 (c)	260,000	225,181
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (c)	150,000	127,258
4.88%, 11/15/2031 (c)	80,000	65,494
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (c)	200,000	174,440
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (c)	240,000	214,546
Yum! Brands, Inc.:
3.63%, 3/15/2031	130,000	114,029
4.63%, 1/31/2032	402,000	373,534
4.75%, 1/15/2030 (c)	180,000	171,977
		3,690,104
SOFTWARE — 1.4%
Cloud Software Group, Inc. 3 Month USD SOFR + 4.50% 9.50%, 3/30/2029 (b)	135,889	123,999
Fair Isaac Corp. 4.00%, 6/15/2028 (c)	520,000	482,456
MicroStrategy, Inc. 6.13%, 6/15/2028 (c)	170,000	150,943
Mitchell International, Inc. 11.34%, 10/15/2029 (b)	77,379	67,610
Open Text Corp.:
3.88%, 2/15/2028 (c)	610,000	544,687
3.88%, 12/1/2029 (c)	150,000	126,378
Security Description	Principal Amount	Value
Open Text Holdings, Inc. 4.13%, 2/15/2030 (c)	$230,000	$197,326
		1,693,399
TELECOMMUNICATIONS — 1.2%
Frontier Communications Holdings LLC 6.75%, 5/1/2029 (c)	640,000	507,200
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	470,000	443,906
U.S. Cellular Corp. 6.70%, 12/15/2033	210,000	183,122
Viasat, Inc. 6.50%, 7/15/2028 (c)	375,000	275,197
		1,409,425
TRANSPORTATION — 0.2%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (c)	230,000	205,740
TOTAL CORPORATE BONDS & NOTES (Cost $53,189,908)		53,227,689
	Shares
SHORT-TERM INVESTMENT — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (d) (e) (Cost $2,954,493)	2,954,493	2,954,493
TOTAL INVESTMENTS — 98.6% (Cost $118,567,509)		117,319,025
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		1,653,433
NET ASSETS — 100.0%		$118,972,458
(a)	Position is unsettled. Contract rate was not determined at March 31, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 36.1% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2023.
ABS	Asset-Backed Security
CDI	CREST Depository Interest
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CVR	Contingent Value Rights
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

At March 31, 2023, the Fund had unfunded loan commitments of $70,421, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Pediatric Associates Holding Company, LLC	3,406	3,338	(68)
Athenahealth Group, Inc.	67,015	62,911	(4,104)
	$70,421	$66,249	$(4,172)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$53,227,689	$—	$53,227,689
Asset-Backed Securities	—	6,754,014	—	6,754,014
Senior Floating Rate Loans	—	54,382,829	—	54,382,829
Short-Term Investment	2,954,493	—	—	2,954,493
TOTAL INVESTMENTS	$2,954,493	$114,364,532	$—	$117,319,025
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(a)	—	(4,172)	—	(4,172)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(4,172)	$—	$(4,172)
(a)	Unfunded loan commitments are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
SPDR Blackstone Senior Loan ETF	—	$—	$2,327,133	$2,323,843	$(3,290)	$—	—	$—	$14,073
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,996,829	2,996,829	69,413,419	69,455,755	—	—	2,954,493	2,954,493	157,493
Total		$2,996,829	$71,740,552	$71,779,598	$(3,290)	$—		$2,954,493	$171,566
See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 90.2%
ADVERTISING SERVICES — 0.2%
ABG Intermediate Holdings 2 LLC Senior Secured 2023 Term Loan B2, 3 Month USD SOFR + 4.00%, 9.41%, 12/21/2028 (a)	$9,037,039	$8,953,446
AEROSPACE & DEFENSE — 1.2%
Dynasty Acquisition Co., Inc.:
Senior Secured 2020 CAD Term Loan B2, 1 Month USD LIBOR + 3.50%, 8.41%, 4/6/2026 (a)	182,516	178,826
Senior Secured 2020 Term Loan B1, 1 Month USD LIBOR + 3.50%, 8.41%, 4/6/2026 (a)	340,456	333,571
TransDigm, Inc.:
Senior Secured 2022 Term Loan H, 1.00%, 2/22/2027 (b)	1,995,000	1,995,798
Senior Secured 2023 Term Loan I, 3 Month USD SOFR + 3.25%, 8.15%, 8/24/2028 (a)	60,558,947	60,468,109
		62,976,304
AIR FREIGHT & LOGISTICS — 0.2%
Kenan Advantage Group, Inc. Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.75%, 8.59%, 3/24/2026 (a)	251,338	249,977
Worldwide Express Operations LLC Senior Secured 2021 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 9.16%, 7/26/2028 (a)	6,229,642	6,050,540
XPO Logistics, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.45%, 2/24/2025 (a)	5,715,741	5,711,454
		12,011,971
AUTOMOBILE COMPONENTS — 1.1%
Clarios Global LP Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 8.11%, 4/30/2026 (a)	47,439,409	47,281,198
Security Description	Principal Amount	Value
USI, Inc. Senior Secured 2022 Incremental Term Loan, 3 Month USD SOFR + 3.75%, 8.65%, 11/22/2029 (a)	$7,416,551	$7,404,648
		54,685,846
BEVERAGES — 1.0%
Triton Water Holdings, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 8.66%, 3/31/2028 (a)	56,476,751	50,917,462
BROADLINE RETAIL — 0.7%
Harbor Freight Tools USA, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.75%, 7.59%, 10/19/2027 (a)	37,273,282	36,209,503
BUILDING PRODUCTS — 0.8%
Cornerstone Building Brands, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 7.93%, 4/12/2028 (a)	45,701,295	40,479,922
CAPITAL MARKETS — 0.1%
AqGen Ascensus, Inc. Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 6.50%, 11.31%, 8/2/2029 (a)	7,194,340	6,510,878
AqGen Island Holdings, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 8.60%, 8/2/2028 (a)	497,502	484,442
		6,995,320
CASINO SERVICES — 1.2%
Stars Group Holdings BV:
Senior Secured 2018 USD Incremental Term Loan, 3 Month USD LIBOR + 2.25%, 7.41%, 7/21/2026 (a)	54,687,627	54,724,815
Senior Secured 2022 USD Term Loan B, 3 Month USD SOFR + 3.25%, 8.41%, 7/22/2028 (a)	7,554,941	7,565,140
		62,289,955

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CHEMICALS — 1.1%
Axalta Coating Systems Dutch Holding B BV Senior Secured 2022 USD Term Loan B, 3 Month USD SOFR + 3.00%, 7.88%, 12/20/2029 (a)	$10,968,712	$10,998,437
Messer Industries GmbH Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50%, 7.66%, 3/2/2026 (a)	875,823	875,048
SCIH Salt Holdings, Inc. Senior Secured 2021 Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 8.83%, 3/16/2027 (a)	12,585,659	12,306,950
Starfruit Finco B.V Senior Secured 2023 USD Term Loan B, 1 Month USD Term SOFR +2.75%, 8.79%, 3/2/2028 (a)	5,319,149	5,312,500
Starfruit Finco BV Senior Secured 2018 USD Term Loan B, 3 Month USD SOFR + 2.75%, 7.53%, 10/1/2025 (a)	29,791,770	29,618,829
		59,111,764
COMMERCIAL SERVICES — 2.0%
Allied Universal Holdco LLC Senior Secured 2021 USD Incremental Term Loan B, 1 Month USD LIBOR + 3.75%, 8.66%, 5/12/2028 (a)	58,551,034	55,691,695
APX Group, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.25%, 10.25%, 7/10/2028 (a)	10,273,924	10,243,667
Corp. Service Co. Senior Secured Term Loan B, 1 Month USD SOFR + 3.25%, 8.06%, 11/2/2029 (a)	957,500	957,055
Thevelia U.S. LLC Senior Secured USD Term Loan B, 6/18/2029 (b)	10,217,949	10,083,838
Vaco Holdings LLC Senior Secured 2022 Term Loan, 3 Month USD SOFR + 5.00%, 10.05%, 1/21/2029 (a)	3,355,790	3,309,648
Security Description	Principal Amount	Value
Verscend Holding Corp. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.00%, 8.84%, 8/27/2025 (a)	$17,173,748	$17,179,158
VT Topco, Inc.:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 8.34%, 8/1/2025 (a)	1,076,054	1,063,948
Senior Secured 2021 Delayed Draw Term Loan, 1 Month USD LIBOR + 3.75%, 8.59%, 8/1/2025 (a)	155,949	154,078
Senior Secured 2021 Incremental Term Loan, 1 Month USD LIBOR + 3.75%, 8.59%, 8/1/2025 (a)	5,516,205	5,450,010
		104,133,097
COMMERCIAL SERVICES & SUPPLIES — 2.9%
Aramark Services, Inc. Senior Secured 2018 Term Loan B3, 3/11/2025 (b)	1,437,771	1,436,427
Asurion LLC:
Senior Secured 2020 Term Loan B8, 1 Month USD LIBOR + 3.25%, 8.09%, 12/23/2026 (a)	57,154,322	53,174,095
Senior Secured 2021 2nd Lien Term Loan B3, 1 Month USD LIBOR + 5.25%, 10.09%, 1/31/2028 (a)	12,407,594	10,382,055
Senior Secured 2021 Second Lien Term Loan B4, 1 Month USD LIBOR + 5.25%, 10.09%, 1/20/2029 (a)	22,985,009	19,089,050
Senior Secured 2021 Term Loan B9, 1 Month USD LIBOR + 3.25%, 8.09%, 7/31/2027 (a)	3,117,606	2,868,197
Senior Secured 2022 Term Loan B10, 3 Month USD SOFR + 6.25%, 8.81%, 8/19/2028 (a)	2,693,233	2,492,937
Senior Secured 2023 Term Loan B11, 1 Month USD SOFR + 6.25%, 8.81%, 8/19/2028 (a)	1,871,844	1,740,815
Covanta Holding Corp.:
Senior Secured 2021 Term Loan B, 1 Month USD SOFR + 2.50%, 7.31%, 11/30/2028 (a)	923,157	920,462

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2021 Term Loan C, 1 Month USD SOFR + 2.50%, 7.31%, 11/30/2028 (a)	$69,849	$69,645
Garda World Security Corp. Senior Secured 2021 Term Loan B, 1 Month USD SOFR + 6.25%, 9.11%, 10/30/2026 (a)	1,000,000	991,880
GFL Environmental, Inc. Senior Secured 2023 Term Loan, 1 Month USD SOFR + 3.00%, 7.81%, 5/28/2027 (a)	3,640,794	3,648,276
McGraw-Hill Global Education Holdings LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.75%, 9.99%, 7/28/2028 (a)	9,166,487	8,588,998
Prime Security Services Borrower LLC Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 2.75%, 7.52%, 9/23/2026 (a)	44,613,282	44,532,085
		149,934,922
COMMUNICATIONS EQUIPMENT — 0.5%
CommScope, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.25%, 8.09%, 4/6/2026 (a)	24,759,038	23,880,835
COMPUTERS — 0.4%
Magenta Buyer LLC Senior Secured 2021 USD 1st Lien Term Loan, 3 Month USD LIBOR + 4.75%, 9.58%, 7/27/2028 (a)	27,384,078	22,679,904
CONSTRUCTION & ENGINEERING — 0.5%
Brown Group Holding LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 2.50%, 7.36%, 6/7/2028 (a)	15,225,650	15,114,655
DG Investment Intermediate Holdings 2, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75%, 8.56%, 3/31/2028 (a)	494,956	481,793
Security Description	Principal Amount	Value
KKR Apple Bidco LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.75%, 7.60%, 9/23/2028 (a)	$9,762,299	$9,682,101
		25,278,549
CONSTRUCTION MATERIALS — 0.2%
Quikrete Holdings, Inc. Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.63%, 7.47%, 2/1/2027 (a)	11,407,731	11,256,236
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.2%
Hostess Brands LLC Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 2.25%, 7.08%, 8/3/2025 (a)	8,108,067	8,122,783
U.S. Foods, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 6.81%, 9/13/2026 (a)	4,574,086	4,559,312
		12,682,095
CONTAINERS & PACKAGING — 2.0%
Berry Global, Inc. Senior Secured 2021 Term Loan Z, 1 Month USD LIBOR + 1.75%, 6.51%, 7/1/2026 (a)	53,801,018	53,683,463
Clydesdale Acquisition Holdings, Inc. Senior Secured Term Loan B, 1 Month USD SOFR + 4.18%, 9.08%, 4/13/2029 (a)	48,912,266	47,878,994
		101,562,457
COSMETICS & TOILETRIES — 0.7%
Sunshine Luxembourg VII Sarl Senior Secured 2021 Term Loan B3, 3 Month USD LIBOR + 3.75%, 8.91%, 10/1/2026 (a)	36,955,618	36,658,310
DISTRIBUTORS — 0.2%
American Tire Distributors Holdings, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 6.25%, 11.07%, 10/20/2028 (a)	14,141,382	12,468,032

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED CONSUMER SERVICES — 0.1%
Bright Horizons Family Solutions LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.25%, 7.17%, 11/24/2028 (a)	$4,183,829	$4,134,167
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Altice France SA Senior Secured 2023 USD Term Loan B14, 2 Month USD SOFR + 5.50%, 10.17%, 8/15/2028 (a)	1,724,165	1,642,267
CenturyLink, Inc. Senior Secured 2020 Term Loan B, 3 Month USD SOFR + 2.25%, 7.17%, 3/15/2027 (a)	60,359,760	40,101,516
Intelsat Jackson Holdings SA Senior Secured 2021 Exit Term Loan B, 3 Month USD SOFR + 4.25%, 9.08%, 2/1/2029 (a)	112	109
		41,743,892
ELECTRICAL EQUIPMENT — 0.0% (c)
Gates Global LLC Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 2.50%, 7.41%, 3/31/2027 (a)	2,000,866	1,992,342
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
II-VI, Inc. Senior Secured 2022 Term Loan B, 3 Month USD LIBOR + 2.75%, 7.59%, 7/2/2029 (a)	37,912,184	37,627,842
ENTERTAINMENT — 2.4%
AP Gaming I LLC Senior Secured 2022 Term Loan B, 1 Month USD LIBOR + 4.00%, 8.91%, 2/15/2029 (a)	17,061,905	16,869,959
Crown Finance U.S., Inc.:
Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50%, 4.00%, 2/28/2025 (a)	49,204,796	7,765,255
Security Description	Principal Amount	Value
Senior Secured 2019 Incremental Term Loan, 3 Month USD LIBOR + 2.75%, 4.25%, 9/30/2026 (a)	$6,043,316	$953,484
Fertitta Entertainment LLC Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 4.00%, 8.81%, 1/27/2029 (a)	37,189,454	36,699,297
Formula One Holdings Ltd. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 8.06%, 1/15/2030 (a)	10,507,576	10,525,123
GVC Holdings Ltd.:
Senior Secured 2021 USD Term Loan B4, 6 Month USD LIBOR + 2.50%, 7.44%, 3/29/2027 (a)	5,585,158	5,581,667
Senior Secured 2022 Term Loan B, 3 Month USD SOFR + 3.50%, 8.44%, 10/31/2029 (a)	4,562,412	4,573,110
Motion Finco Sarl Senior Secured Delayed Draw Term Loan B2, 3 Month USD LIBOR + 3.25%, 8.41%, 11/12/2026 (a)	1,330	1,313
NASCAR Holdings, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.50%, 7.34%, 10/19/2026 (a)	2,467,792	2,471,655
UFC Holdings LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.75%, 7.57%, 4/29/2026 (a)	37,705,361	37,549,261
		122,990,124
FINANCIAL SERVICES — 3.6%
AlixPartners LLP Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 2.75%, 7.61%, 2/4/2028 (a)	8,142,229	8,125,049
Apex Group Treasury LLC Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.75%, 8.56%, 7/27/2028 (a)	497,475	487,110
Citadel Securities LP Senior Secured 2021 Term Loan B, 1 Month USD SOFR + 2.50%, 7.31%, 2/2/2028 (a)	58,760,147	58,325,616

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
DirecTV Financing LLC Senior Secured Term Loan, 1 Month USD LIBOR + 5.00%, 9.84%, 8/2/2027 (a)	$51,175,903	$49,367,347
Minotaur Acquisition, Inc. Senior Secured Term Loan B, 1 Month USD SOFR + 4.75%, 9.56%, 3/27/2026 (a)	607,543	592,139
Trans Union LLC Senior Secured 2019 Term Loan B5, 1 Month USD LIBOR + 1.75%, 6.59%, 11/16/2026 (a)	36,373,681	36,178,900
William Morris Endeavor Entertainment LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 2.75%, 7.60%, 5/18/2025 (a)	33,160,223	32,939,209
		186,015,370
FINANCIAL SERVICES — 0.5%
Edelman Financial Center LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 8.59%, 4/7/2028 (a)	8,081,073	7,809,589
Focus Financial Partners LLC Senior Secured 2022 Term Loan B5, 1 Month USD SOFR + 3.25%, 8.06%, 6/30/2028 (a)	13,489,144	13,386,087
NFP Corp. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.25%, 8.09%, 2/15/2027 (a)	5,807,772	5,678,317
		26,873,993
FOOD PRODUCTS — 0.3%
KFC Holding Co. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.51%, 3/15/2028 (a)	16,726,766	16,678,008
FOOD-MISC/DIVERSIFIED — 0.2%
Froneri International Ltd. Senior Secured 2020 USD Term Loan, 3 Month USD LIBOR + 2.25%, 7.41%, 1/29/2027 (a)	8,124,688	8,028,574
Security Description	Principal Amount	Value
Skopima Merger Sub, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 8.84%, 5/12/2028 (a)	$577,199	$540,714
		8,569,288
FORESTRY — 0.1%
Asplundh Tree Expert LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.59%, 9/7/2027 (a)	5,674,744	5,653,464
GAMING & ENTERTAINMENT — 0.0% (c)
PCI Gaming Authority Senior Secured Term Loan, 1 Month USD LIBOR + 2.50%, 7.34%, 5/29/2026 (a)	1,000,000	1,000,210
GROUND TRANSPORTATION — 0.9%
Genesee & Wyoming, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 2.00%, 7.00%, 12/30/2026 (a)	47,566,343	47,328,511
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Bausch & Lomb, Inc. Senior Secured Term Loan, 3 Month USD SOFR + 3.25%, 8.46%, 5/10/2027 (a)	40,900,246	39,820,889
Carestream Health, Inc. Senior Secured 2022 Term Loan, 3 Month USD SOFR + 7.50%, 12.50%, 9/30/2027 (a)	4,786,438	2,856,307
Gainwell Acquisition Corp. Senior Secured Term Loan B, 3 Month USD SOFR + 4.00%, 9.16%, 10/1/2027 (a)	63,328,571	60,637,106
		103,314,302
HEALTH CARE PROVIDERS & SERVICES — 6.2%
Covenant Surgical Partners, Inc.:
Senior Secured 2019 Delayed Draw Term Loan, 3 Month USD LIBOR + 4.00%, 4.00%, 7/1/2026 (a)	332,954	282,735

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured Term Loan, 3 Month USD LIBOR + 4.00%, 8.82%, 7/1/2026 (a)	$1,607,440	$1,364,990
DaVita, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.59%, 8/12/2026 (a)	51,705,143	51,037,371
Envision Healthcare Corp.:
Senior Secured 2022 First Out Term Loan, 3 Month USD SOFR + 7.875%, 12.92%, 3/31/2027 (a)	16,938,100	14,340,897
Senior Secured 2022 Second Out Term Loan, 3 Month USD SOFR + 4.25%, 9.15%, 3/31/2027 (a)	7,618,580	1,942,738
Horizon Therapeutics USA, Inc. Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 1.75%, 6.56%, 3/15/2028 (a)	36,862,178	36,836,190
ICON Luxembourg Sarl Senior Secured LUX Term Loan, 3 Month USD SOFR + 2.25%, 7.41%, 7/3/2028 (a)	42,202,114	42,152,315
Medline Borrower LP Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.25%, 8.09%, 10/23/2028 (a)	94,257,082	92,026,017
National Mentor Holdings, Inc.:
Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75%, 8.66%, 3/2/2028 (a)	34,120,452	26,263,365
Senior Secured 2021 Term Loan C, 3 Month USD SOFR + 3.75%, 8.75%, 3/2/2028 (a)	1,103,920	849,715
PRA Health Sciences, Inc. Senior Secured US Term Loan, 3 Month USD LIBOR + 2.25%, 7.41%, 7/3/2028 (a)	10,579,593	10,567,109
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.58%, 11/16/2025 (a)	45,664,811	43,609,894
		321,273,336
Security Description	Principal Amount	Value
HOME FURNISHINGS — 0.2%
AI Aqua Merger Sub, Inc. Senior Secured 2021 1st Lien Term Loan B, 1 Month USD SOFR + 3.75%, 8.37%, 7/31/2028 (a)	$11,653,388	$11,281,995
HOTELS, RESTAURANTS & LEISURE — 4.8%
1011778 BC Unlimited Liability Co. Senior Secured Term Loan B4, 1 Month USD LIBOR + 1.75%, 6.59%, 11/19/2026 (a)	82,586,169	81,932,499
Alterra Mountain Co. Senior Secured 2021 Series B-2 Consenting Term Loan, 1 Month USD LIBOR + 3.50%, 8.34%, 8/17/2028 (a)	1,994,937	1,992,443
Aristocrat Technologies, Inc. Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 2.25%, 7.25%, 5/24/2029 (a)	500,000	501,565
Bally's Corp. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25%, 7.96%, 10/2/2028 (a)	5,936,117	5,680,686
Caesars Entertainment Corp. Senior Secured Term Loan B, 1 Month USD SOFR + 3.25%, 8.16%, 2/6/2030 (a)	17,509,930	17,451,534
Motion Finco Sarl Senior Secured USD Term Loan B1, 3 Month USD LIBOR + 3.25%, 8.41%, 11/12/2026 (a)	12,882	12,713
PENN Entertainment, Inc. Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 2.75%, 7.66%, 5/3/2029 (a)	15,037,107	15,024,927
Peraton Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 8.59%, 2/1/2028 (a)	97,746,514	96,728,484
Scientific Games International, Inc. Senior Secured 2022 USD Term Loan, 1 Month USD SOFR + 3.00%, 7.96%, 4/14/2029 (a)	26,021,665	25,864,365

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Travelport Finance Sarl:
Senior Secured 2020 Super Priority Term Loan, 3 Month USD LIBOR + 1.50%, 7.25%, 2/28/2025 (a)	$16,721	$17,189
Senior Secured 2021 Consented Term Loan, 3 Month USD LIBOR + 6.75%, 10.16%, 5/29/2026 (a)	694,226	400,916
		245,607,321
HOUSEHOLD PRODUCTS — 0.3%
Reynolds Consumer Products LLC Senior Secured Term Loan, 1 Month USD SOFR + 1.75%, 6.66%, 2/4/2027 (a)	13,895,105	13,811,387
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.9%
Calpine Corp. Senior Secured 2019 Term Loan B10, 1 Month USD LIBOR + 2.00%, 6.84%, 8/12/2026 (a)	13,846,073	13,780,651
Vistra Operations Co. LLC Senior Secured 1st Lien Term Loan B3, 1 Month USD LIBOR + 1.75%, 6.46%, 12/31/2025 (a)	33,676,452	33,541,914
		47,322,565
INDUSTRIAL CONGLOMERATES — 0.2%
Magenta Buyer LLC Senior Secured 2021 USD 2nd Lien Term Loan, 3 Month USD LIBOR + 8.25%, 13.08%, 7/27/2029 (a)	13,082,319	9,855,369
INSURANCE — 5.1%
Acrisure LLC:
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 8.36%, 2/15/2027 (a)	72,021,871	69,891,104
Senior Secured 2021 First Lien Term Loan B, 1 Month USD LIBOR + 4.25%, 9.09%, 2/15/2027 (a)	1,385,202	1,360,960
Security Description	Principal Amount	Value
Senior Secured 2021 Incremental Term Loan B, 1 Month USD LIBOR + 3.75%, 8.60%, 2/15/2027 (a)	$992,443	$971,354
Alliant Holdings Intermediate LLC:
Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 3.50%, 8.28%, 11/6/2027 (a)	18,481,869	18,320,153
Senior Secured 2023 Term Loan B5, 1 Month USD SOFR + 3.50%, 8.35%, 11/5/2027 (a)	1,961,552	1,944,163
AmWINS Group, Inc.:
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.25%, 7.09%, 2/19/2028 (a)	33,160,062	32,817,021
Senior Secured 2023 Incremental Term Loan B, 1 Month USD SOFR + 2.75%, 7.66%, 2/19/2028 (a)	155,552	155,115
AssuredPartners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 8.34%, 2/12/2027 (a)	5,812,298	5,766,526
Broadstreet Partners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.00%, 7.84%, 1/27/2027 (a)	992,327	973,969
Hub International Ltd.:
Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.00%, 8.16%, 4/25/2025 (a)	61,478,355	61,375,072
Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25%, 8.41%, 4/25/2025 (a)	36,728,485	36,689,186
Senior Secured 2022 Term Loan B, 3 Month USD SOFR + 4.00%, 8.73%, 11/10/2029 (a)	4,280,938	4,273,724
Hyperion Insurance Group Ltd. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 8.09%, 11/12/2027 (a)	16,678,484	16,526,626

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Sedgwick Claims Management Services, Inc. Senior Secured 2023 Term Loan B, 3 Month USD SOFR + 3.75%, 8.63%, 2/17/2028 (a)	$15,105,772	$14,948,446
		266,013,419
INTERACTIVE MEDIA & SERVICES — 0.0% (c)
Go Daddy Operating Co. LLC Senior Secured 2017 Repriced Term Loan, 3 Month USD LIBOR + 1.75%, 5.61%, 2/15/2024 (a)	97,709	97,775
INTERNET & TELECOM — 1.0%
Go Daddy Operating Co. LLC Senior Secured 2022 Term Loan B5, 1 Month USD SOFR + 3.25%, 8.06%, 11/9/2029 (a)	11,147,713	11,155,293
Uber Technologies, Inc. Senior Secured 2023 Term Loan B, 3 Month USD SOFR + 2.75%, 7.66%, 3/3/2030 (a)	42,738,639	42,701,885
		53,857,178
INTERNET SECURITY — 0.1%
Proofpoint, Inc. Senior Secured 2nd Lien Term Loan, 3 Month USD LIBOR + 6.25%, 11.09%, 8/31/2029 (a)	3,678,427	3,497,558
INVESTMENT COMPANIES — 0.2%
AL GCX Holdings LLC Senior Secured Term Loan B, 3 Month USD SOFR + 3.50%, 8.28%, 5/17/2029 (a)	961,297	951,285
Energize HoldCo LLC Senior Secured 2021 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 8.59%, 12/8/2028 (a)	8,444,372	8,198,092
		9,149,377
IT SERVICES — 1.0%
Ahead DB Holdings LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.91%, 10/18/2027 (a)	992,424	976,297
Security Description	Principal Amount	Value
CoreLogic, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 8.38%, 6/2/2028 (a)	$57,413,160	$49,149,971
		50,126,268
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Cinemark USA, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.59%, 3/31/2025 (a)	18,491	18,234
LEISURE INDUSTRY — 0.4%
Carnival Corp. Senior Secured 2021 Incremental Term Loan B, 1 Month USD LIBOR + 3.25%, 8.08%, 10/18/2028 (a)	19,896,607	19,486,239
LEISURE&REC/GAMES — 0.1%
Scientific Games Holdings LP Senior Secured 2022 USD Term Loan B, 3 Month USD SOFR + 3.50%, 8.10%, 4/4/2029 (a)	5,754,979	5,684,394
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Parexel International Corp. Senior Secured 2021 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 8.09%, 11/15/2028 (a)	44,512,647	44,075,978
MACHINERY — 0.7%
Ingersoll-Rand Services Co. Senior Secured 2020 USD Spinco Term Loan, 1 Month USD SOFR + 1.75%, 6.66%, 3/1/2027 (a)	5,706,214	5,696,428
Madison IAQ LLC Senior Secured Term Loan, 6 Month USD LIBOR + 3.25%, 8.30%, 6/21/2028 (a)	29,110,866	27,775,405
		33,471,833
MACHINERY-CONSTRUCTION & MINING — 1.6%
Brookfield WEC Holdings, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.75%, 7.61%, 8/1/2025 (a)	71,976,657	71,714,662

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Clear Channel Outdoor Holdings, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 8.33%, 8/21/2026 (a)	$10,025,140	$9,365,185
		81,079,847
MEDIA — 5.5%
Charter Communications Operating LLC Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 1.75%, 6.56%, 2/1/2027 (a)	34,951,073	34,683,522
Colibri Group LLC Senior Secured 2022 Term Loan, 3 Month USD SOFR + 5.00%, 9.79%, 3/12/2029 (a)	992,480	956,920
CSC Holdings LLC:
Senior Secured 2017 Term Loan B1, 1 Month USD LIBOR + 2.25%, 6.93%, 7/17/2025 (a)	13,015,627	12,448,926
Senior Secured 2019 Term Loan B5, 1 Month USD LIBOR + 2.50%, 7.18%, 4/15/2027 (a)	56,749,381	50,312,015
Go Daddy Operating Co. LLC Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 2.00%, 6.84%, 8/10/2027 (a)	5,999	5,989
MH Sub I LLC:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 8.59%, 9/13/2024 (a)	14,320,252	14,108,814
Senior Secured 2020 Incremental Term Loan, 1 Month USD LIBOR + 3.75%, 8.59%, 9/13/2024 (a)	27,396,164	26,998,097
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD SOFR + 6.25%, 11.06%, 2/23/2029 (a)	13,868,141	12,799,115
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 1 Month USD LIBOR + 2.50%, 7.34%, 9/18/2026 (a)	12,884,488	12,871,604
Radiate Holdco LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 8.09%, 9/25/2026 (a)	38,847,368	31,946,716
Security Description	Principal Amount	Value
Univision Communications, Inc. Senior Secured 2021 First Lien Term Loan B, 1 Month USD LIBOR + 3.25%, 8.09%, 3/15/2026 (a)	$14,511,008	$14,461,598
UPC Financing Partnership Senior Secured 2021 USD Term Loan AX, 1 Month USD LIBOR + 2.93%, 7.61%, 1/31/2029 (a)	1,000,000	982,295
Vertical U.S. Newco, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 3.50%, 8.60%, 7/30/2027 (a)	43,144,604	42,148,180
Virgin Media Bristol LLC Senior Secured USD Term Loan N, 1 Month USD LIBOR + 2.50%, 7.18%, 1/31/2028 (a)	30,551,875	30,124,149
		284,847,940
MISCELLANEOUS MANUFACTUR — 0.0% (c)
LTI Holdings, Inc. Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 11.59%, 9/6/2026 (a)	1,928,424	1,711,476
MRI/MEDICAL DIAG IMAGING — 0.3%
IQVIA, Inc. Senior Secured 2018 USD Term Loan B3, 3 Month USD LIBOR + 1.75%, 6.59%, 6/11/2025 (a)	5,711,691	5,715,718
Radiology Partners, Inc. Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 4.25%, 9.09%, 7/9/2025 (a)	13,453,306	10,909,756
		16,625,474
OIL, GAS & CONSUMABLE FUELS — 1.1%
Buckeye Partners LP Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.25%, 7.11%, 11/1/2026 (a)	5,042,032	5,036,436
Pacific Gas & Electric Co. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 7.88%, 6/23/2025 (a)	52,174,405	52,117,535
		57,153,971

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
PASSENGER AIRLINES — 5.4%
Air Canada Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 8.37%, 8/11/2028 (a)	$3,301,285	$3,300,262
American Airlines, Inc.:
Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75%, 9.56%, 4/20/2028 (a)	74,495,000	75,757,318
Senior Secured 2023 Term Loan B, 6 Month USD SOFR + 2.75%, 8.15%, 2/15/2028 (a)	12,664,013	12,402,817
Kestrel Bidco, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 7.51%, 12/11/2026 (a)	15,571	14,964
Mileage Plus Holdings LLC Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 5.25%, 10.21%, 6/21/2027 (a)	55,343,229	57,525,965
SkyMiles IP Ltd. Senior Secured 2020 Skymiles Term Loan B, 3 Month USD LIBOR + 3.75%, 8.56%, 10/20/2027 (a)	49,978,309	51,877,735
United Airlines, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.57%, 4/21/2028 (a)	80,064,824	79,674,508
		280,553,569
PHARMACEUTICALS — 2.3%
Amneal Pharmaceuticals LLC Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.50%, 8.38%, 5/4/2025 (a)	29,440,130	28,055,560
Catalent Pharma Solutions, Inc. Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 2.00%, 6.81%, 2/22/2028 (a)	1,110,805	1,104,278
Elanco Animal Health, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 1.75%, 6.41%, 8/1/2027 (a)	14,834,878	14,536,920
Security Description	Principal Amount	Value
Grifols Worldwide Operations USA, Inc. Senior Secured USD 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 6.84%, 11/15/2027 (a)	$8,624,250	$8,464,357
Jazz Financing Lux Sarl Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50%, 8.34%, 5/5/2028 (a)	61,483,285	61,323,121
Organon & Co. Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.00%, 7.97%, 6/2/2028 (a)	5,703,039	5,707,773
		119,192,009
PIPELINES — 1.0%
CQP Holdco LP Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 8.66%, 6/5/2028 (a)	1,744,947	1,734,268
Freeport LNG Investments LLLP Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 8.31%, 12/21/2028 (a)	23,612,588	22,929,476
Oryx Midstream Services Permian Basin LLC Senior Secured 2023 Incremental Term Loan, 1 Month USD SOFR + 3.25%, 8.06%, 10/5/2028 (a)	5,549,669	5,464,343
TransMontaigne Operating Co. LP Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 8.28%, 11/17/2028 (a)	8,476,100	8,373,920
Whitewater Whistler Holdings LLC Senior Secured 2023 Term Loan B, 3 Month USD SOFR + 3.25%, 8.15%, 2/15/2030 (a)	12,579,922	12,548,472
		51,050,479
PROFESSIONAL SERVICES — 0.7%
Dun & Bradstreet Corp. Senior Secured Term Loan, 1 Month USD LIBOR + 3.25%, 8.10%, 2/6/2026 (a)	32,248,084	32,241,312

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Proofpoint, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 8.09%, 8/31/2028 (a)	$909,436	$890,992
Trans Union LLC Senior Secured 2021 Term Loan B6, 1 Month USD LIBOR + 2.25%, 7.09%, 12/1/2028 (a)	2,506,159	2,491,536
		35,623,840
RETAIL-BUILDING PRODUCTS — 0.7%
LBM Acquisition LLC Senior Secured Term Loan B, 6 Month USD LIBOR + 3.75%, 8.96%, 12/17/2027 (a)	40,361,301	38,147,685
RETAIL-RESTAURANTS — 2.1%
CT Technologies Intermediate Holdings, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.25%, 9.09%, 12/16/2025 (a)	8,723,496	8,339,793
Hilton Domestic Operating Co., Inc. Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 1.75%, 6.50%, 6/22/2026 (a)	35,375,082	35,393,476
IRB Holding Corp. Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 3.00%, 7.74%, 12/15/2027 (a)	67,060,158	66,049,562
		109,782,831
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Entegris, Inc. Senior Secured 2023 Term Loan B, 3 Month USD SOFR + 2.75%, 7.37%, 7/6/2029 (a)	12,954,263	12,985,288
MKS Instruments, Inc. Senior Secured 2022 USD Term Loan B, 1 Month USD SOFR + 2.75%, 7.61%, 8/17/2029 (a)	29,776,755	29,668,219
		42,653,507
Security Description	Principal Amount	Value
SOFTWARE — 13.9%
Apttus Corp. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.25%, 9.08%, 5/8/2028 (a)	$494,969	$481,770
Athenahealth Group, Inc.:
Senior Secured 2022 Delayed Draw Term Loan, 3 Month CME Term SOFR + 3.50%, 3.50%, 2/15/2029 (a)	1,098,977	1,031,665
Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 3.50%, 8.31%, 2/15/2029 (a)	88,206,885	82,635,238
Banff Merger Sub, Inc.:
Senior Secured 2021 USD 2nd Lien Term Loan, 1 Month USD LIBOR + 5.50%, 10.34%, 2/27/2026 (a)	15,197,744	14,727,602
Senior Secured 2021 USD Term Loan, 1 Month USD LIBOR + 3.75%, 8.59%, 10/2/2025 (a)	21,105,891	20,875,098
CDK Global, Inc. Senior Secured 2022 USD Term Loan B, 3 Month USD SOFR + 4.50%, 9.39%, 7/6/2029 (a)	48,629,441	48,554,795
Cloudera, Inc. Senior Secured 2021 Second Lien Term Loan, 1 Month USD LIBOR + 6.00%, 10.84%, 10/8/2029 (a)	5,883,443	5,238,735
ConnectWise LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 8.34%, 9/29/2028 (a)	4,013,261	3,887,846
DCert Buyer, Inc.:
Senior Secured 2019 Term Loan B, 3 Month USD SOFR + 4.00%, 8.70%, 10/16/2026 (a)	5,630,257	5,525,591
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 7.00%, 11.70%, 2/19/2029 (a)	7,467,875	6,943,033
ECI Macola Max Holding LLC Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.75%, 8.91%, 11/9/2027 (a)	408,157	399,687

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Flexera Software LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 8.59%, 3/3/2028 (a)	$992,359	$979,955
Fortra LLC Senior Secured 2021 Term Loan, 3 Month USD SOFR + 4.00%, 8.78%, 11/19/2026 (a)	19,549,137	17,491,591
Idera, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75%, 8.51%, 3/2/2028 (a)	515,585	493,350
I-Logic Technologies Bidco Ltd. Senior Secured 2021 USD Term Loan B, 3 Month USD SOFR + 4.00%, 8.90%, 2/16/2028 (a)	763,435	739,261
Imperva, Inc. Senior Secured 2nd Lien Term Loan, 3 Month USD LIBOR + 7.75%, 12.65%, 1/11/2027 (a)	5,398,559	4,005,731
Informatica LLC Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 2.75%, 7.60%, 10/27/2028 (a)	992,481	987,102
Ivanti Software, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 7.25%, 12.21%, 12/1/2028 (a)	7,277,572	4,424,764
Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25%, 9.21%, 12/1/2027 (a)	3,335,644	2,751,022
McAfee LLC Senior Secured 2022 USD Term Loan B, 1 Month USD SOFR + 3.75%, 8.52%, 3/1/2029 (a)	83,428,882	78,694,293
MeridianLink, Inc. Senior Secured 2021 Term Loan B, 6 Month USD LIBOR + 3.00%, 8.15%, 11/10/2028 (a)	8,064,855	7,859,887
Mitchell International, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.50%, 10/15/2028 (a)	43,722,488	41,449,356
Navicure, Inc. Senior Secured 2019 Term Loan B, 8.84%, 10/22/2026 (a)	12,295,274	12,274,188
Security Description	Principal Amount	Value
NortonLifeLock, Inc. Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 2.00%, 6.91%, 9/12/2029 (a)	$55,923,458	$55,441,118
Open Text Corp. Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 3.50%, 8.41%, 1/31/2030 (a)	25,057,741	25,023,788
Polaris Newco LLC Senior Secured USD Term Loan B, 3 Month USD LIBOR + 4.00%, 9.16%, 6/2/2028 (a)	40,702,145	37,231,066
Project Ruby Ultimate Parent Corp. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.25%, 8.09%, 3/10/2028 (a)	3,728,707	3,597,866
Quest Software U.S. Holdings, Inc. Senior Secured 2022 Term Loan, 3 Month USD SOFR + 4.25%, 9.08%, 2/1/2029 (a)	43,554,944	35,775,596
RealPage, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 7.84%, 4/24/2028 (a)	55,194,992	53,668,023
Rocket Software, Inc.:
Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.25%, 9.09%, 11/28/2025 (a)	664,281	653,570
Senior Secured 2021 USD Incremental Term Loan B, 1 Month USD LIBOR + 4.25%, 9.09%, 11/28/2025 (a)	662,332	651,778
SolarWinds Holdings, Inc. Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 4.00%, 8.81%, 2/5/2027 (a)	9,659,830	9,643,070
Sophia LP Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 8.66%, 10/7/2027 (a)	494,969	490,021
SS&C Technologies, Inc.:
Senior Secured 2022 Term Loan B6, 1 Month USD SOFR + 2.25%, 7.16%, 3/22/2029 (a)	10,040,247	9,975,788

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2022 Term Loan B7, 1 Month USD SOFR + 2.25%, 7.16%, 3/22/2029 (a)	$15,198,111	$15,100,539
Surf Holdings LLC Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50%, 8.51%, 3/5/2027 (a)	2,992,313	2,969,870
UKG, Inc. Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 5.25%, 10.03%, 5/3/2027 (a)	850,746	819,694
Ultimate Software Group, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25%, 8.03%, 5/4/2026 (a)	86,321,983	84,258,456
Vision Solutions, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 7.25%, 12.07%, 4/23/2029 (a)	1,233,333	987,314
Senior Secured 2021 Incremental Term Loan, 3 Month USD LIBOR + 4.00%, 8.82%, 4/24/2028 (a)	19,714,689	17,595,360
		716,334,477
SPECIALTY RETAIL — 3.0%
Michaels Cos., Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25%, 9.41%, 4/15/2028 (a)	18,712,092	17,227,942
Petco Health & Wellness Co., Inc. Senior Secured 2021 Term Loan B, 3 Month USD SOFR + 3.25%, 8.41%, 3/3/2028 (a)	16,819,084	16,553,679
PetSmart, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 8.66%, 2/11/2028 (a)	25,712,501	25,546,527
Pilot Travel Centers LLC Senior Secured 2021 Term Loan B, 1 Month USD SOFR + 2.00%, 6.91%, 8/4/2028 (a)	79,987,079	79,820,306
Whatabrands LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 8.09%, 8/3/2028 (a)	14,455,522	14,325,061
		153,473,515
Security Description	Principal Amount	Value
STEEL-PRODUCERS — 0.1%
Phoenix Services International LLC:
Senior Secured 2022 DIP New Money Term Loan, 1 Month USD SOFR + 12.00%, 16.81%, 5/29/2023 (a)	$1,128,132	$1,085,827
Senior Secured 2022 DIP PIK Roll Up Term Loan, 1 Month USD SOFR + 12.00%, 16.81%, 5/29/2023 (a)	2,357,996	2,269,571
Senior Secured Term Loan, 3 Month USD LIBOR + 2.75%, 10.75%, 3/1/2025 (a)	6,688,582	703,338
		4,058,736
TELECOM SERVICES — 0.2%
SBA Senior Finance II LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.60%, 4/11/2025 (a)	8,976,440	8,982,544
TELECOMMUNICATION EQUIP — 0.1%
CCI Buyer, Inc. Senior Secured Term Loan, 3 Month USD SOFR + 4.00%, 8.90%, 12/17/2027 (a)	573,667	567,213
Delta TopCo, Inc. Senior Secured 2020 Term Loan B, 3 Month USD SOFR + 3.75%, 8.66%, 12/1/2027 (a)	6,982,233	6,490,545
		7,057,758
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Varsity Brands, Inc. Senior Secured 2023 Term Loan, 12/15/2026 (b)	6,065,365	5,676,181
TRANSPORT-SERVICES — 0.4%
EG America LLC Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 9.16%, 2/7/2025 (a)	491,647	471,790

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Endure Digital, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 8.22%, 2/10/2028 (a)	$20,005,897	$18,755,528
		19,227,318
TOTAL SENIOR FLOATING RATE LOANS (Cost $4,768,107,247)		4,666,950,826
Shares
COMMON STOCKS — 0.1%
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Carestream Health, Inc. (d) (e)	396,286	2,476,787
	Principal Amount
U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bills:
4.58%, 6/22/2023	$40,000,000	39,591,222
4.65%, 5/25/2023	60,000,000	59,600,034
TOTAL U.S. TREASURY OBLIGATIONS (Cost $99,169,847)		99,191,256
CORPORATE BONDS & NOTES — 5.2%
AEROSPACE & DEFENSE — 0.2%
Bombardier, Inc.:
6.00%, 2/15/2028 (f)	3,280,000	3,195,507
7.50%, 2/1/2029 (f)	343,000	350,450
Howmet Aerospace, Inc. 3.00%, 1/15/2029	800,000	708,096
Rolls-Royce PLC 3.63%, 10/14/2025 (f)	1,000,000	949,950
TransDigm, Inc.:
4.63%, 1/15/2029	1,545,000	1,372,439
4.88%, 5/1/2029	2,400,000	2,124,384
3 Month USD LIBOR + 2.25%, 8.15%, 12/9/2025	758,043	757,774
		9,458,600
APPAREL — 0.0% (c)
Crocs, Inc. 4.25%, 3/15/2029 (f)	1,810,000	1,587,497
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (f)	99,000	80,454
		1,667,951
Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 0.2%
Allison Transmission, Inc. 5.88%, 6/1/2029 (f)	$3,500,000	$3,408,020
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	3,260,000	3,023,063
2.70%, 8/10/2026	526,000	468,203
Wabash National Corp. 4.50%, 10/15/2028 (f)	900,000	783,711
		7,682,997
BANKS — 0.0% (c)
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (f)	2,239,000	2,113,168
BEVERAGES — 0.0% (c)
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (f)	670,000	588,474
BUILDING MATERIALS — 0.0% (c)
Builders FirstSource, Inc. 4.25%, 2/1/2032 (f)	1,100,000	951,038
Griffon Corp. 5.75%, 3/1/2028	350,000	324,376
PGT Innovations, Inc. 4.38%, 10/1/2029 (f)	660,000	597,538
		1,872,952
CHEMICALS — 0.1%
Ashland LLC 3.38%, 9/1/2031 (f)	600,000	496,056
Chemours Co. 5.75%, 11/15/2028 (f)	2,050,000	1,841,720
Ingevity Corp. 3.88%, 11/1/2028 (f)	1,230,000	1,063,101
Methanex Corp. 5.25%, 12/15/2029	1,980,000	1,850,667
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (f)	1,050,000	971,271
Valvoline, Inc. 3.63%, 6/15/2031 (f)	1,100,000	932,910
		7,155,725
COAL — 0.0% (c)
SunCoke Energy, Inc. 4.88%, 6/30/2029 (f)	1,110,000	973,492
COMMERCIAL SERVICES — 0.8%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (f)	425,000	403,130
Gartner, Inc. 3.63%, 6/15/2029 (f)	2,340,000	2,090,158
Neptune Bidco U.S., Inc. 3 Month USD SOFR + 5.00% 9.74%, 4/11/2029 (a)	41,730,911	37,662,147

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Service Corp. International 4.00%, 5/15/2031	$110,000	$96,730
TriNet Group, Inc. 3.50%, 3/1/2029 (f)	1,120,000	961,766
		41,213,931
COMPUTERS — 0.0% (c)
KBR, Inc. 4.75%, 9/30/2028 (f)	560,000	500,528
Science Applications International Corp. 4.88%, 4/1/2028 (f)	890,000	832,301
		1,332,829
CONSTRUCTION MATERIALS — 0.0% (c)
Builders FirstSource, Inc. 6.38%, 6/15/2032 (f)	750,000	752,865
DISTRIBUTION & WHOLESALE — 0.0% (c)
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (f)	500,000	439,535
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Enova International, Inc. 8.50%, 9/15/2025 (f)	530,000	502,313
Nationstar Mortgage Holdings, Inc.:
5.50%, 8/15/2028 (f)	1,970,000	1,689,177
5.75%, 11/15/2031 (f)	700,000	545,034
Navient Corp.:
4.88%, 3/15/2028	3,250,000	2,734,842
Series A, 5.63%, 8/1/2033	760,000	564,080
OneMain Finance Corp.:
3.50%, 1/15/2027	568,000	477,194
7.13%, 3/15/2026	1,697,000	1,630,545
PennyMac Financial Services, Inc.:
5.38%, 10/15/2025 (f)	1,380,000	1,288,644
5.75%, 9/15/2031 (f)	1,480,000	1,192,628
PRA Group, Inc. 5.00%, 10/1/2029 (f)	2,573,000	2,151,697
		12,776,154
ELECTRIC — 0.0% (c)
DPL, Inc. 4.13%, 7/1/2025	1,755,000	1,676,867
PG&E Corp. 5.25%, 7/1/2030	250,000	231,655
		1,908,522
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (c)
Energizer Holdings, Inc. 6.50%, 12/31/2027 (f)	1,530,000	1,490,388
Security Description	Principal Amount	Value
ENGINEERING & CONSTRUCTION — 0.0% (c)
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (f)	$840,000	$787,223
Tutor Perini Corp. 6.88%, 5/1/2025 (f)	1,120,000	790,182
		1,577,405
ENTERTAINMENT — 0.2%
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030 (f)	500,000	477,335
Churchill Downs, Inc. 4.75%, 1/15/2028 (f)	2,010,000	1,882,084
Cinemark USA, Inc.:
5.25%, 7/15/2028 (f)	1,000,000	867,910
5.88%, 3/15/2026 (f)	420,000	395,539
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (f)	1,800,000	1,170,936
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. REGS, 5.13%, 10/1/2029 (f)	3,860,000	3,503,336
		8,297,140
FOOD — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 6.50%, 2/15/2028 (f)	132,000	133,081
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (f)	747,000	683,849
Post Holdings, Inc. 4.63%, 4/15/2030 (f)	2,100,000	1,882,503
		2,699,433
GAS — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.63%, 5/20/2024	590,000	583,256
5.75%, 5/20/2027	640,000	600,903
5.88%, 8/20/2026	2,500,000	2,388,000
		3,572,159
HEALTH CARE SERVICES — 0.1%
CHS/Community Health Systems, Inc. 5.63%, 3/15/2027 (f)	1,000,000	867,610
DaVita, Inc. 4.63%, 6/1/2030 (f)	200,000	170,660
ModivCare, Inc. 5.88%, 11/15/2025 (f)	2,100,000	2,039,436
		3,077,706

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
HOME BUILDERS — 0.2%
Beazer Homes USA, Inc.:
5.88%, 10/15/2027	$1,000,000	$910,220
7.25%, 10/15/2029	950,000	883,709
Century Communities, Inc. 3.88%, 8/15/2029 (f)	700,000	599,921
Forestar Group, Inc. 3.85%, 5/15/2026 (f)	1,540,000	1,396,549
Installed Building Products, Inc. 5.75%, 2/1/2028 (f)	550,000	509,080
KB Home 7.25%, 7/15/2030	210,000	213,280
LGI Homes, Inc. 4.00%, 7/15/2029 (f)	670,000	543,444
M/I Homes, Inc.:
3.95%, 2/15/2030	300,000	256,299
4.95%, 2/1/2028	1,230,000	1,146,016
Meritage Homes Corp. 3.88%, 4/15/2029 (f)	1,520,000	1,354,517
Taylor Morrison Communities, Inc. 5.13%, 8/1/2030 (f)	1,700,000	1,574,642
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	1,940,000	1,866,280
		11,253,957
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (f)	2,760,000	2,304,766
4.00%, 4/15/2029 (f)	870,000	765,208
		3,069,974
INSURANCE — 0.0% (c)
MGIC Investment Corp. 5.25%, 8/15/2028	145,000	137,756
NMI Holdings, Inc. 7.38%, 6/1/2025 (f)	890,000	896,159
		1,033,915
INTERNET — 0.0% (c)
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (f)	322,000	300,239
Rakuten Group, Inc. 10.25%, 11/30/2024 (f)	1,565,000	1,513,199
		1,813,438
INVESTMENT COMPANY SECURITY — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	1,820,000	1,564,945
5.25%, 5/15/2027	2,100,000	1,969,275
		3,534,220
Security Description	Principal Amount	Value
IRON/STEEL — 0.1%
ATI, Inc. 5.13%, 10/1/2031	$2,670,000	$2,429,540
Carpenter Technology Corp. 7.63%, 3/15/2030	538,000	556,577
Mineral Resources Ltd. 8.50%, 5/1/2030 (f)	3,320,000	3,348,984
		6,335,101
LEISURE TIME — 0.1%
Carnival Corp.:
5.75%, 3/1/2027 (f)	710,000	583,024
7.63%, 3/1/2026 (f)	1,730,000	1,578,400
Royal Caribbean Cruises Ltd.:
5.38%, 7/15/2027 (f)	540,000	481,394
5.50%, 4/1/2028 (f)	1,810,000	1,596,963
7.50%, 10/15/2027	1,510,000	1,424,896
Vista Outdoor, Inc. 4.50%, 3/15/2029 (f)	880,000	709,685
		6,374,362
LODGING — 0.1%
Hilton Domestic Operating Co., Inc.:
3.75%, 5/1/2029 (f)	590,000	528,038
4.00%, 5/1/2031 (f)	500,000	437,765
Las Vegas Sands Corp.:
2.90%, 6/25/2025	810,000	768,180
3.50%, 8/18/2026	1,000,000	932,060
3.90%, 8/8/2029	1,069,000	965,489
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (f)	510,000	434,178
		4,065,710
MEDIA — 0.0% (c)
Townsquare Media, Inc. 6.88%, 2/1/2026 (f)	328,000	308,871
Urban One, Inc. 7.38%, 2/1/2028 (f)	400,000	363,040
		671,911
MINING — 0.1%
FMG Resources August 2006 Pty. Ltd. 4.38%, 4/1/2031 (f)	1,930,000	1,649,706
FMG Resources August Pty. Ltd. 6.13%, 4/15/2032 (f)	140,000	134,242
Taseko Mines Ltd. 7.00%, 2/15/2026 (f)	890,000	811,778
		2,595,726
OFFICE & BUSINESS EQUIPMENT — 0.1%
Pitney Bowes, Inc. 7.25%, 3/15/2029 (f)	550,000	412,462

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Xerox Holdings Corp. 5.50%, 8/15/2028 (f)	$3,010,000	$2,604,553
		3,017,015
OIL & GAS — 0.2%
CVR Energy, Inc. 5.75%, 2/15/2028 (f)	1,311,000	1,201,820
Nabors Industries, Inc. 7.38%, 5/15/2027 (f)	270,000	264,398
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (f)	590,000	584,306
Occidental Petroleum Corp. 7.88%, 9/15/2031	1,050,000	1,179,045
Parkland Corp. 4.50%, 10/1/2029 (f)	1,480,000	1,315,291
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	920,000	884,589
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/2029	2,980,000	2,730,514
Transocean, Inc. 8.75%, 2/15/2030 (f)	2,590,000	2,641,800
		10,801,763
OIL & GAS SERVICES — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 4/1/2028 (f)	300,000	287,976
Enerflex Ltd. 9.00%, 10/15/2027 (f)	1,158,000	1,126,294
Oceaneering International, Inc. 6.00%, 2/1/2028	1,580,000	1,497,034
		2,911,304
PACKAGING & CONTAINERS — 0.1%
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (f)	700,000	662,879
OI European Group BV 4.75%, 2/15/2030 (f)	2,300,000	2,104,546
		2,767,425
PHARMACEUTICALS — 0.0% (c)
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (f)	540,000	510,667
PIPELINES — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.38%, 6/15/2029 (f)	1,100,000	1,035,991
Security Description	Principal Amount	Value
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.13%, 6/1/2028 (f)	$1,510,000	$1,391,314
Global Partners LP/GLP Finance Corp. 6.88%, 1/15/2029	950,000	877,040
Hess Midstream Operations LP:
4.25%, 2/15/2030 (f)	1,570,000	1,401,366
5.13%, 6/15/2028 (f)	1,300,000	1,234,831
NuStar Logistics LP 6.38%, 10/1/2030	1,360,000	1,304,444
		7,244,986
REAL ESTATE — 0.1%
Howard Hughes Corp.:
4.13%, 2/1/2029 (f)	2,600,000	2,200,068
4.38%, 2/1/2031 (f)	74,000	59,514
5.38%, 8/1/2028 (f)	1,000,000	911,200
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	450,000	357,705
5.00%, 3/1/2031	250,000	184,112
		3,712,599
REAL ESTATE INVESTMENT TRUSTS — 0.2%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (f)	195,000	137,120
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (f)	1,820,000	1,567,147
Rithm Capital Corp. 6.25%, 10/15/2025 (f)	1,220,000	1,088,826
Service Properties Trust:
4.75%, 10/1/2026	100,000	84,214
4.95%, 2/15/2027	2,180,000	1,836,061
4.95%, 10/1/2029	2,020,000	1,525,161
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (f)	90,000	74,730
4.38%, 1/15/2027 (f)	3,890,000	3,205,243
		9,518,502
RETAIL — 0.3%
1011778 BC ULC/New Red Finance, Inc.:
4.00%, 10/15/2030 (f)	1,260,000	1,079,845
4.38%, 1/15/2028 (f)	1,500,000	1,384,320
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (f)	670,000	676,144
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (f)	500,000	447,380
4.75%, 3/1/2030	1,700,000	1,519,936
5.00%, 2/15/2032 (f)	650,000	569,790

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Bath & Body Works, Inc. 6.88%, 11/1/2035	$80,000	$72,352
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (f)	670,000	601,901
FirstCash, Inc. 5.63%, 1/1/2030 (f)	2,310,000	2,130,490
Foot Locker, Inc. 4.00%, 10/1/2029 (f)	890,000	741,726
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (f)	1,200,000	1,055,796
Macy's Retail Holdings LLC 6.13%, 3/15/2032 (f)	210,000	184,739
Murphy Oil USA, Inc. 4.75%, 9/15/2029	400,000	369,216
Patrick Industries, Inc. 4.75%, 5/1/2029 (f)	1,560,000	1,351,085
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (f)	2,110,000	1,790,103
4.88%, 11/15/2031 (f)	300,000	245,601
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (f)	280,000	244,216
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (f)	1,330,000	1,188,940
Yum! Brands, Inc. 4.75%, 1/15/2030 (f)	80,000	76,435
		15,730,015
SOFTWARE — 1.1%
Cloud Software Group, Inc. 3 Month USD SOFR + 4.50% 9.50%, 3/30/2029	50,964,165	46,504,800
Fair Isaac Corp.:
4.00%, 6/15/2028 (f)	850,000	788,630
5.25%, 5/15/2026 (f)	1,030,000	1,029,135
MicroStrategy, Inc. 6.13%, 6/15/2028 (f)	1,100,000	976,690
Mitchell International, Inc. 11.34%, 10/15/2029	7,600,023	6,640,520
Open Text Corp. 3.88%, 12/1/2029 (f)	2,400,000	2,022,048
		57,961,823
TELECOMMUNICATIONS — 0.1%
Frontier Communications Holdings LLC 5.00%, 5/1/2028 (f)	580,000	503,498
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	2,650,000	2,502,872
Security Description	Principal Amount	Value
Viasat, Inc. 6.50%, 7/15/2028 (f)	$1,024,000	$751,473
		3,757,843
TOTAL CORPORATE BONDS & NOTES (Cost $268,340,674)		269,333,682
	Shares
SHORT-TERM INVESTMENT — 5.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (g) (h) (Cost $270,401,978)	270,401,978	270,401,978
TOTAL INVESTMENTS — 102.6% (Cost $5,413,263,856)		5,308,354,529
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(136,370,628)
NET ASSETS — 100.0%		$5,171,983,901
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Position is unsettled. Contract rate was not determined at March 31, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $2,476,787, representing less than 0.05% of the Fund's net assets.
(e)	Non-income producing security.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.4% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2023.
CDI	CREST Depository Interest
CME	Chicago Mercantile Exchange
CVR	Contingent Value Rights
LIBOR	London Interbank Offered Rate
PIK	Payment in Kind
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

At March 31, 2023, the Fund had unfunded loan commitments of $12,681,646, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Athenahealth Group, Inc.	9,714,921	9,119,882	(595,039)
VT Topco, Inc.	3,762	3,717	(45)
ABG Intermediate Holdings 2 LLC	2,962,963	2,935,556	(27,407)
	$12,681,646	$12,059,155	$(622,491)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$269,333,682	$—	$269,333,682
U.S. Treasury Obligations	—	99,191,256	—	99,191,256
Common Stocks	—	—	2,476,787	2,476,787
Senior Floating Rate Loans	—	4,666,950,826	—	4,666,950,826
Short-Term Investment	270,401,978	—	—	270,401,978
TOTAL INVESTMENTS	$270,401,978	$5,035,475,764	$2,476,787	$5,308,354,529
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(a)	—	(622,491)	—	(622,491)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(622,491)	$—	$(622,491)
(a)	Unfunded loan commitments are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	910,350,809	$910,350,809	$3,681,893,169	$4,321,842,000	$—	$—	270,401,978	$270,401,978	$8,580,297
See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 61.5%
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
1.43%, 2/4/2024	$1,000,000	$966,520
4.51%, 5/1/2023	1,500,000	1,498,470
		2,464,990
AGRICULTURE — 0.6%
Imperial Brands Finance PLC 3.13%, 7/26/2024 (a)	408,000	395,140
Philip Morris International, Inc. 5.13%, 11/15/2024	2,500,000	2,518,775
		2,913,915
AUTO MANUFACTURERS — 6.1%
American Honda Finance Corp.:
SOFR + 0.92%, 5.48%, 1/12/2026 (b)	2,915,000	2,893,808
Series MTN, 3 Month USD LIBOR + 0.37%, 5.23%, 5/10/2023 (b)	1,900,000	1,899,525
Daimler Truck Finance North America LLC:
5.20%, 1/17/2025 (a)	1,500,000	1,502,835
SOFR + 0.60%, 5.42%, 12/14/2023 (a) (b)	1,000,000	995,910
SOFR + 0.75%, 5.57%, 12/13/2024 (a) (b)	1,000,000	985,700
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	1,680,000	1,557,897
4.38%, 8/6/2023	1,500,000	1,490,160
General Motors Financial Co., Inc. 3.80%, 4/7/2025	2,000,000	1,943,600
Hyundai Capital America 0.80%, 1/8/2024 (a)	1,000,000	964,500
Mercedes-Benz Finance North America LLC:
5.50%, 11/27/2024 (a)	5,000,000	5,046,850
SOFR + 0.93%, 5.78%, 3/30/2025 (a)	4,000,000	4,003,760
Nissan Motor Acceptance Co. LLC:
3 Month USD LIBOR + 0.64%, 5.65%, 3/8/2024 (a) (b)	1,000,000	987,820
COR, 3.88%, 9/21/2023 (a)	2,326,000	2,295,739
Nissan Motor Co. Ltd. 3.04%, 9/15/2023 (a)	2,000,000	1,971,160
Toyota Motor Credit Corp. SOFR + 0.56%, 5.11%, 1/10/2025 (b)	3,335,000	3,308,053
		31,847,317
Security Description	Principal Amount	Value
BANKS — 13.7%
Banco Santander SA 3.85%, 4/12/2023	$5,000,000	$4,998,050
Bank of America Corp.:
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (b)	5,000,000	4,970,450
Series MTN, SOFR + 0.73%, 5.38%, 10/24/2024 (b)	1,000,000	992,370
Bank of Montreal SOFR + 0.35%, 5.15%, 12/8/2023 (b)	1,755,000	1,742,294
Citigroup, Inc.:
SOFR + 0.69%, 0.78%, 10/30/2024 (b)	7,000,000	6,803,860
SOFR + 1.37%, 4.14%, 5/24/2025 (b)	1,500,000	1,474,785
Goldman Sachs Group, Inc.:
5.70%, 11/1/2024	5,000,000	5,037,700
SOFR + 0.49%, 5.11%, 10/21/2024 (b)	1,500,000	1,482,795
SOFR + 0.51%, 0.66%, 9/10/2024 (b)	5,000,000	4,888,550
HSBC Holdings PLC:
4.25%, 3/14/2024	1,000,000	974,120
SOFR + 1.43%, 6.22%, 3/10/2026 (b)	1,000,000	991,620
SOFR + 0.58%, 5.32%, 11/22/2024 (b)	1,250,000	1,223,400
JPMorgan Chase & Co.:
3 Month SOFR + 0.58%, 0.97%, 6/23/2025 (b)	5,000,000	4,736,350
3 Month USD LIBOR + 0.73%, 5.55%, 4/23/2024 (b)	1,000,000	997,900
KeyBank NA 4.15%, 8/8/2025	770,000	729,583
Macquarie Group Ltd. SOFR + 0.71%, 5.29%, 10/14/2025 (a) (b)	1,000,000	979,850
Morgan Stanley:
SOFR + 1.16%, 3.62%, 4/17/2025 (b)	6,500,000	6,379,880
Series GMTN, 3 Month USD LIBOR + 1.22%, 6.06%, 5/8/2024 (b)	1,682,000	1,681,865
Series GMTN, SOFR + 0.51%, 0.79%, 1/22/2025 (b)	1,500,000	1,443,060
National Australia Bank Ltd. 1.39%, 1/12/2025 (a)	1,500,000	1,414,545
NatWest Markets PLC SOFR + 0.53%, 5.25%, 8/12/2024 (a) (b)	2,125,000	2,091,914
Royal Bank of Canada Series GMTN, SOFR + 0.53%, 5.14%, 1/20/2026 (b)	500,000	490,850

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.80%, 5.59%, 10/16/2023 (b)	$1,000,000	$996,200
3 Month USD LIBOR + 0.86%, 5.66%, 7/19/2023 (b)	2,000,000	1,998,600
SOFR + 1.43%, 5.97%, 1/13/2026 (b)	3,000,000	2,998,920
Sumitomo Mitsui Trust Bank Ltd.:
0.80%, 9/16/2024 (a)	2,500,000	2,349,975
SOFR + 0.44%, 5.26%, 9/16/2024 (a) (b)	1,500,000	1,484,970
Toronto-Dominion Bank:
SOFR + 0.91%, 5.71%, 3/8/2024 (b)	2,000,000	1,993,900
Series MTN, SOFR + 0.35%, 5.15%, 9/10/2024 (b)	1,515,000	1,501,471
Truist Bank SOFR + 0.20%, 4.78%, 1/17/2024 (b)	1,000,000	986,630
Wells Fargo & Co. Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (b)	1,500,000	1,426,545
		72,263,002
BEVERAGES — 0.2%
Constellation Brands, Inc. 5.00%, 2/2/2026	1,000,000	1,000,820
BIOTECHNOLOGY — 0.6%
Amgen, Inc. 5.51%, 3/2/2026	1,455,000	1,461,940
Royalty Pharma PLC 0.75%, 9/2/2023	2,000,000	1,959,180
		3,421,120
CHEMICALS — 2.8%
DuPont de Nemours, Inc. 3 Month USD LIBOR + 1.11%, 5.97%, 11/15/2023 (b)	1,000,000	1,003,570
LyondellBasell Industries NV 5.75%, 4/15/2024	2,000,000	2,001,180
Nutrien Ltd. 5.90%, 11/7/2024	830,000	841,919
Sherwin-Williams Co. 4.05%, 8/8/2024	875,000	865,077
Syngenta Finance NV 4.44%, 4/24/2023 (a)	10,000,000	9,990,100
		14,701,846
COMMERCIAL SERVICES — 0.1%
Cintas Corp. No. 2 3.45%, 5/1/2025	585,000	571,422
Security Description	Principal Amount	Value
COMPUTERS — 0.3%
Leidos, Inc. 2.95%, 5/15/2023	$1,435,000	$1,430,638
CONSTRUCTION MATERIALS — 0.6%
Vulcan Materials Co. 5.80%, 3/1/2026	3,330,000	3,362,135
COSMETICS/PERSONAL CARE — 0.2%
Kenvue, Inc. 5.50%, 3/22/2025 (a)	1,040,000	1,057,389
DIVERSIFIED FINANCIAL SERVICES — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
SOFR + 0.68%, 5.53%, 9/29/2023 (b)	1,000,000	993,820
Series 3NC1, 1.75%, 10/29/2024	1,000,000	932,450
Air Lease Corp. 3.00%, 9/15/2023	1,500,000	1,480,110
Aircastle Ltd. 4.40%, 9/25/2023	4,281,000	4,252,660
Ally Financial, Inc. 1.45%, 10/2/2023	3,276,000	3,144,403
Synchrony Financial 4.25%, 8/15/2024	1,452,000	1,356,632
		12,160,075
ELECTRIC — 6.1%
Alliant Energy Finance LLC 3.75%, 6/15/2023 (a)	1,000,000	994,980
CenterPoint Energy, Inc. SOFR + 0.65%, 5.37%, 5/13/2024 (b)	1,500,000	1,485,705
DTE Energy Co. 4.22%, 11/1/2024 (c)	1,250,000	1,237,063
Duke Energy Corp. SOFR + 0.25%, 5.05%, 6/10/2023 (b)	1,000,000	998,210
Eversource Energy 4.20%, 6/27/2024	3,080,000	3,046,890
National Rural Utilities Cooperative Finance Corp. Series D, SOFR + 0.33%, 4.92%, 10/18/2024 (b)	2,500,000	2,485,575
NextEra Energy Capital Holdings, Inc.:
4.26%, 9/1/2024	1,250,000	1,238,087
6.05%, 3/1/2025	875,000	890,348
SOFR + 0.40%, 5.09%, 11/3/2023 (b)	2,940,000	2,926,300
SOFR + 1.02%, 5.85%, 3/21/2024 (b)	1,500,000	1,497,000
Pacific Gas & Electric Co. 3.85%, 11/15/2023	2,459,000	2,428,410
Southern California Edison Co.:
SOFR + 0.83%, 5.68%, 4/1/2024 (b)	640,000	634,694

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series J, 0.70%, 8/1/2023	$3,850,000	$3,792,596
Southwestern Public Service Co. 3.30%, 6/15/2024	6,982,000	6,851,367
Tampa Electric Co. 3.88%, 7/12/2024	1,670,000	1,644,065
		32,151,290
ELECTRONICS — 0.5%
Arrow Electronics, Inc. 6.13%, 3/1/2026	2,500,000	2,505,125
ENTERTAINMENT — 1.3%
Warnermedia Holdings, Inc.:
3.53%, 3/15/2024 (a)	2,000,000	1,955,320
SOFR + 1.78%, 6.60%, 3/15/2024 (a) (b)	2,500,000	2,505,675
WarnerMedia Holdings, Inc.:
3.64%, 3/15/2025 (a)	1,000,000	967,530
6.41%, 3/15/2026	1,630,000	1,637,906
		7,066,431
HAND & MACHINE TOOLS — 0.5%
Stanley Black & Decker, Inc. 6.27%, 3/6/2026	2,500,000	2,523,825
HEALTH CARE PRODUCTS — 2.6%
GE HealthCare Technologies, Inc. 5.55%, 11/15/2024 (a)	1,000,000	1,006,040
PerkinElmer, Inc. 0.85%, 9/15/2024	1,000,000	937,330
Thermo Fisher Scientific, Inc.:
SOFR + 0.35%, 4.94%, 4/18/2023 (b)	10,500,000	10,505,670
SOFR + 0.53%, 5.12%, 10/18/2024 (b)	1,135,000	1,130,687
		13,579,727
HEALTH CARE SERVICES — 0.4%
Roche Holdings, Inc. SOFR + 0.33%, 5.14%, 9/11/2023 (a) (b)	2,000,000	1,996,480
INSURANCE — 1.2%
Athene Global Funding SOFR + 0.70%, 5.46%, 5/24/2024 (a) (b)	1,000,000	988,720
Pacific Life Global Funding II SOFR + 0.62%, 5.41%, 6/4/2026 (a) (b)	4,168,000	4,029,456
Pricoa Global Funding I 2.40%, 9/23/2024 (a)	1,500,000	1,446,600
		6,464,776
INVESTMENT COMPANY SECURITY — 1.5%
Blackstone Private Credit Fund 2.35%, 11/22/2024	1,000,000	928,190
Security Description	Principal Amount	Value
Blackstone Secured Lending Fund 3.65%, 7/14/2023	$7,088,000	$7,004,929
		7,933,119
LODGING — 0.3%
Hyatt Hotels Corp. 1.30%, 10/1/2023	1,530,000	1,495,437
MACHINERY, CONSTRUCTION & MINING — 0.5%
Caterpillar Financial Services Corp. 4.80%, 1/6/2026	2,500,000	2,540,600
MACHINERY-DIVERSIFIED — 1.7%
John Deere Capital Corp.:
3.40%, 6/6/2025	1,390,000	1,361,297
4.05%, 9/8/2025	2,000,000	1,988,620
4.80%, 1/9/2026	3,335,000	3,385,725
Series MTN, SOFR + 0.20%, 4.73%, 10/11/2024 (b)	1,500,000	1,488,285
Rockwell Automation, Inc. 0.35%, 8/15/2023	1,000,000	982,030
		9,205,957
MEDIA — 0.2%
Discovery Communications LLC 3.80%, 3/13/2024	1,117,000	1,096,704
MINING — 2.9%
BHP Billiton Finance USA Ltd. 4.88%, 2/27/2026	2,500,000	2,520,225
Glencore Funding LLC:
4.13%, 5/30/2023 (a)	8,000,000	7,979,120
4.13%, 3/12/2024 (a)	5,000,000	4,946,050
		15,445,395
MISCELLANEOUS MANUFACTURER — 1.4%
Carlisle Cos., Inc. 0.55%, 9/1/2023	575,000	562,850
Parker-Hannifin Corp. 3.65%, 6/15/2024	1,000,000	985,190
Siemens Financieringsmaatschappij NV:
0.65%, 3/11/2024 (a)	5,000,000	4,802,700
SOFR + 0.43%, 5.24%, 3/11/2024 (a) (b)	1,000,000	998,780
		7,349,520
OIL & GAS — 1.2%
Chevron USA, Inc. 3.90%, 11/15/2024	1,000,000	996,110
Continental Resources, Inc.:
2.27%, 11/15/2026 (a)	750,000	664,853
4.50%, 4/15/2023	2,684,000	2,682,121
Pioneer Natural Resources Co. 5.10%, 3/29/2026	795,000	798,259

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Shell International Finance BV 3 Month USD LIBOR + 0.40%, 5.27%, 11/13/2023 (b)	$1,000,000	$999,910
		6,141,253
PACKAGING & CONTAINERS — 0.4%
Graphic Packaging International LLC 0.82%, 4/15/2024 (a)	1,000,000	953,100
Sonoco Products Co. 1.80%, 2/1/2025	1,470,000	1,379,786
		2,332,886
PHARMACEUTICALS — 3.1%
Astrazeneca Finance LLC 0.70%, 5/28/2024	2,000,000	1,912,260
Bayer U.S. Finance II LLC 3 Month USD LIBOR + 1.01%, 5.88%, 12/15/2023 (a) (b)	1,500,000	1,499,895
Bristol-Myers Squibb Co. 0.54%, 11/13/2023	1,640,000	1,595,048
Cigna Group:
5.69%, 3/15/2026	5,000,000	5,029,850
3 Month USD LIBOR + 0.89%, 5.68%, 7/15/2023 (b)	1,000,000	999,430
Eli Lilly & Co. COR, 5.00%, 2/27/2026	1,555,000	1,568,388
Mylan, Inc. 4.20%, 11/29/2023	2,000,000	1,978,640
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	2,000,000	1,975,080
		16,558,591
PIPELINES — 1.5%
Enbridge, Inc.:
0.55%, 10/4/2023	1,000,000	973,800
5.97%, 3/8/2026	1,820,000	1,824,696
Plains All American Pipeline LP/PAA Finance Corp. 3.85%, 10/15/2023	2,395,000	2,369,924
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	1,000,000	1,006,270
Williams Cos., Inc. 4.55%, 6/24/2024	2,000,000	1,985,500
		8,160,190
REAL ESTATE INVESTMENT TRUSTS — 1.2%
Omega Healthcare Investors, Inc. 4.38%, 8/1/2023	5,000,000	4,948,500
Realty Income Corp. 5.05%, 1/13/2026	1,115,000	1,108,767
		6,057,267
Security Description	Principal Amount	Value
RETAIL — 0.7%
7-Eleven, Inc. 0.80%, 2/10/2024 (a)	$2,000,000	$1,916,440
Dollar General Corp. 4.25%, 9/20/2024	1,090,000	1,077,901
Genuine Parts Co. 1.75%, 2/1/2025	660,000	624,004
		3,618,345
SEMICONDUCTORS — 1.5%
Intel Corp. 4.88%, 2/10/2026	565,000	572,356
Microchip Technology, Inc. 4.33%, 6/1/2023	2,000,000	1,995,280
NXP BV/NXP Funding LLC 4.88%, 3/1/2024	750,000	744,495
Skyworks Solutions, Inc. 0.90%, 6/1/2023	4,638,000	4,603,957
		7,916,088
SOFTWARE — 0.4%
Activision Blizzard, Inc. 3.40%, 9/15/2026	2,250,000	2,178,473
TELECOMMUNICATIONS — 1.9%
AT&T, Inc.:
0.90%, 3/25/2024	1,500,000	1,435,545
5.54%, 2/20/2026	1,000,000	1,002,570
SOFR + 0.64%, 5.49%, 3/25/2024 (b)	1,000,000	996,910
Sprint LLC 7.88%, 9/15/2023	5,000,000	5,040,700
Verizon Communications, Inc. SOFR + 0.50%, 5.34%, 3/22/2024 (b)	1,500,000	1,493,085
		9,968,810
TRANSPORTATION — 0.5%
Canadian Pacific Railway Co. 1.35%, 12/2/2024	1,000,000	942,580
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	1,281,000	1,259,530
United Parcel Service, Inc. 3 Month USD LIBOR + 0.45%, 5.20%, 4/1/2023 (b)	200,000	200,000
		2,402,110
TOTAL CORPORATE BONDS & NOTES (Cost $326,172,802)		323,883,068
ASSET-BACKED SECURITIES — 5.9%
ASSET-BACKED - OTHER — 3.1%
Ford Credit Floorplan Master Owner Trust:
Series 2019-4, Class A, 2.44%, 9/15/2026	8,000,000	7,712,430

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-1, Class A2, 1 Month USD LIBOR + 0.50%, 5.18%, 9/15/2025 (b)	$8,780,000	$8,771,403
		16,483,833
AUTOMOBILE — 1.0%
Nissan Auto Lease Trust Series 2023-A, Class A3, 4.91%, 1/15/2026	5,000,000	4,996,683
CREDIT CARD — 1.8%
Master Credit Card Trust Series 2021-1A, Class A, 0.53%, 11/21/2025 (a)	10,000,000	9,488,159
TOTAL ASSET-BACKED SECURITIES (Cost $30,940,000)		30,968,675
U.S. TREASURY OBLIGATIONS — 21.9%
U.S. Treasury Bills:
4.25%, 4/18/2023	18,000,000	17,965,837
4.44%, 4/25/2023	50,000,000	49,861,927
4.68%, 6/29/2023	20,000,000	19,776,217
U.S. Treasury Notes 0.25%, 9/30/2023 (Cost $27,962,712)	27,995,200	27,390,460
TOTAL U.S. TREASURY OBLIGATIONS (Cost $115,565,927)		114,994,441
MORTGAGE-BACKED SECURITIES — 2.2%
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 Month USD LIBOR + 1.25%, 5.93%, 7/15/2035 (a) (b)	2,870,000	2,770,964
BX Commercial Mortgage Trust Series 2019-XL, Class A, 1 Month USD Term LIBOR + 1.03%, 5.86%, 10/15/2036 (a) (b)	1,430,053	1,413,728
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 1 Month USD LIBOR + 0.98%, 5.66%, 5/15/2036 (a) (b)	7,331,759	7,253,122
TOTAL MORTGAGE-BACKED SECURITIES (Cost $11,598,540)		11,437,814
COMMERCIAL MORTGAGE BACKED SECURITIES — 2.3%
BPR Trust Series 2022-OANA, Class A, 1 Month USD Term LIBOR + 1.90%, 6.73%, 4/15/2037 (a) (b)	1,800,000	1,729,598
Security Description	Principal Amount	Value
BX Mortgage Trust Series 2021-PAC, Class B, 1 Month USD LIBOR + 0.90%, 5.58%, 10/15/2036 (a) (b)	$2,500,000	$2,360,441
Cold Storage Trust:
Series 2020-ICE5, Class A, 1 Month USD LIBOR + 0.90%, 5.58%, 11/15/2037 (a) (b)	3,178,991	3,092,995
Series 2020-ICE5, Class B, 1 Month USD LIBOR + 1.30%, 5.98%, 11/15/2037 (a) (b)	4,914,953	4,760,101
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $12,335,086)		11,943,135
	Shares
SHORT-TERM INVESTMENT — 5.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (d) (e) (Cost $30,154,121)	30,154,121	30,154,121
TOTAL INVESTMENTS — 99.5% (Cost $526,766,476)		523,381,254
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		2,813,594
NET ASSETS — 100.0%		$526,194,848
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 21.1% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2023. Maturity date shown is the final maturity.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2023.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Note Futures (long)	58	06/30/2023	$11,868,023	$11,974,281	$106,258

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$323,883,068	$—	$323,883,068
Asset-Backed Securities	—	30,968,675	—	30,968,675
U.S. Treasury Obligations	—	114,994,441	—	114,994,441
Mortgage-Backed Securities	—	11,437,814	—	11,437,814
Commercial Mortgage Backed Securities	—	11,943,135	—	11,943,135
Short-Term Investment	30,154,121	—	—	30,154,121
TOTAL INVESTMENTS	$30,154,121	$493,227,133	$—	$523,381,254
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$106,258	$—	$—	$106,258
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$30,260,379	$493,227,133	$—	$523,487,512
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	29,493,611	$29,493,611	$441,770,817	$441,110,307	$—	$—	30,154,121	$30,154,121	$624,482
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 12.2%
AUSTRALIA — 0.2%
Glencore Funding LLC:
1.63%, 4/27/2026 (a)	$1,305,000	$1,179,824
3.38%, 9/23/2051 (a)	1,115,000	775,650
Macquarie Group Ltd. SOFR + 1.53%, 2.87%, 1/14/2033 (a) (b)	3,045,000	2,466,846
Westpac Banking Corp. 5 Year CMT + 1.53%, 3.02%, 11/18/2036 (b)	2,920,000	2,281,717
		6,704,037
BELGIUM — 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 1/23/2049	2,225,000	2,402,510
BERMUDA — 0.1%
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	2,140,000	1,693,938
BRAZIL — 0.2%
Banco do Brasil SA Series REGS, 10 Year CMT + 6.36%, 9.00%, 6/18/2024 (b)	1,100,000	1,079,353
Braskem Netherlands Finance BV 5 Year CMT + 8.22%, 8.50%, 1/23/2081 (b)	1,100,000	1,093,785
Cosan Luxembourg SA 7.00%, 1/20/2027	200,000	200,252
Cosan Overseas Ltd. 8.25%, 5/5/2023	500,000	497,500
Guara Norte Sarl 5.20%, 6/15/2034	637,399	549,788
MC Brazil Downstream Trading Sarl 7.25%, 6/30/2031	579,751	453,487
Movida Europe SA 5.25%, 2/8/2031	400,000	291,988
MV24 Capital BV 6.75%, 6/1/2034	770,850	709,529
Petrobras Global Finance BV 6.75%, 6/3/2050	1,000,000	882,160
Simpar Europe SA 5.20%, 1/26/2031	200,000	146,102
		5,903,944
CANADA — 0.5%
1375209 BC Ltd. 9.00%, 1/30/2028 (a)	79,000	78,337
Air Canada 3.88%, 8/15/2026 (a)	525,000	476,910
Security Description	Principal Amount	Value
Bank of Montreal 5 Year CMT + 1.40%, 3.09%, 1/10/2037 (b)	$2,850,000	$2,276,210
Bank of Nova Scotia 3.45%, 4/11/2025	4,040,000	3,918,598
Bombardier, Inc. 7.88%, 4/15/2027 (a)	490,000	496,850
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	615,000	558,039
6.00%, 6/1/2029 (a)	350,000	278,250
GFL Environmental, Inc. 4.00%, 8/1/2028 (a)	550,000	499,664
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 5.00%, 12/31/2026 (a)	265,000	242,692
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	395,000	348,355
Parkland Corp.:
4.50%, 10/1/2029 (a)	435,000	386,589
4.63%, 5/1/2030 (a)	300,000	266,556
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	325,000	285,454
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	395,000	353,106
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	175,000	90,111
6.50%, 10/15/2027 (a)	170,000	51,384
Tervita Corp. 11.00%, 12/1/2025 (a)	237,000	254,799
Titan Acquisition Ltd./Titan Co.-Borrower LLC 7.75%, 4/15/2026 (a)	320,000	267,046
Toronto-Dominion Bank 4.69%, 9/15/2027	2,850,000	2,821,842
		13,950,792
CAYMAN ISLANDS — 0.0% (c)
Global Aircraft Leasing Co. Ltd. PIK, 6.50%, 9/15/2024 (a)	584,188	527,469
CHILE — 0.1%
CAP SA 3.90%, 4/27/2031 (a)	600,000	465,186
Chile Electricity PEC SpA 0.01%, 1/25/2028 (a)	500,000	372,500
Empresa Electrica Cochrane SpA Series REGS, 5.50%, 5/14/2027	530,880	489,073
Inversiones La Construccion SA 4.75%, 2/7/2032	900,000	715,752
Telefonica Moviles Chile SA 3.54%, 11/18/2031 (a)	150,000	118,953

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
VTR Comunicaciones SpA 5.13%, 1/15/2028	$600,000	$372,798
		2,534,262
CHINA — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.88%, 6/18/2026	1,815,000	1,751,529
COLOMBIA — 0.2%
AI Candelaria Spain SA 5.75%, 6/15/2033 (a)	900,000	637,848
Banco Davivienda SA VRN, 10 Year CMT + 5.10%, 6.65%, 4/22/2031 (a) (b)	600,000	415,110
Banco GNB Sudameris SA 5 Year CMT + 6.66%, 7.50%, 4/16/2031 (b)	150,000	116,511
Bancolombia SA VRN, 5 Year CMT + 2.94%, 4.63%, 12/18/2029 (b)	400,000	336,628
Ecopetrol SA:
5.88%, 5/28/2045	200,000	138,778
5.88%, 11/2/2051	2,050,000	1,376,124
Empresas Publicas de Medellin ESP Series REGS, 4.25%, 7/18/2029	1,400,000	1,068,522
Grupo Aval Ltd. 4.38%, 2/4/2030 (a)	300,000	227,460
Oleoducto Central SA Series REGS, 4.00%, 7/14/2027	500,000	433,080
		4,750,061
FRANCE — 0.1%
Altice France SA 5.50%, 10/15/2029 (a)	460,000	353,073
TotalEnergies Capital International SA 3.39%, 6/29/2060	1,370,000	1,027,199
		1,380,272
GERMANY — 0.0% (c)
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	700,000	660,513
GUATEMALA — 0.0% (c)
Banco Industrial SA 5 year CMT + 4.44%, 4.88%, 1/29/2031	600,000	554,892
CT Trust 5.13%, 2/3/2032	400,000	334,316
Millicom International Cellular SA Series REGS, 5.13%, 1/15/2028	180,000	160,686
		1,049,894
Security Description	Principal Amount	Value
HONG KONG — 0.0% (c)
Seaspan Corp. 5.50%, 8/1/2029 (a)	$325,000	$255,652
INDIA — 0.2%
Adani Electricity Mumbai Ltd.:
Series REGS, 3.87%, 7/22/2031	400,000	276,394
Series REGS, 3.95%, 2/12/2030	400,000	285,231
Adani International Container Terminal Pvt Ltd. Series REGS, 3.00%, 2/16/2031	732,000	551,154
Adani Ports & Special Economic Zone Ltd.:
4.00%, 7/30/2027	200,000	159,000
Series REGS, 4.38%, 7/3/2029	400,000	304,112
JSW Hydro Energy Ltd. 4.13%, 5/18/2031 (a)	619,500	513,565
Network i2i Ltd.:
5 Year CMT + 4.27%, 5.65%, 1/15/2025 (b)	400,000	380,152
Series REGS, 5 Year CMT + 3.39%, 3.98%, 12/31/2099 (b)	200,000	175,482
UPL Corp. Ltd.:
4.50%, 3/8/2028	1,300,000	1,149,196
4.63%, 6/16/2030	200,000	168,297
Vedanta Resources Finance II PLC 9.25%, 4/23/2026 (a)	1,400,000	843,654
		4,806,237
INDONESIA — 0.1%
Freeport Indonesia PT:
5.32%, 4/14/2032 (a)	400,000	377,244
6.20%, 4/14/2052	200,000	181,938
Indonesia Asahan Aluminium Persero PT 5.45%, 5/15/2030	400,000	394,728
LLPL Capital Pte. Ltd. 6.88%, 2/4/2039	1,075,230	953,751
Minejesa Capital BV Series REGS, 5.63%, 8/10/2037	2,200,000	1,726,384
		3,634,045
IRELAND — 0.1%
Avolon Holdings Funding Ltd.:
2.13%, 2/21/2026 (a)	1,495,000	1,327,141
3.25%, 2/15/2027 (a)	785,000	699,255
		2,026,396
ISRAEL — 0.1%
Bank Hapoalim BM 5 year CMT + 2.16%, 3.26%, 1/21/2032 (a) (b)	1,400,000	1,164,520

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Bank Leumi Le-Israel BM 5 Year CMT + 1.63%, 3.28%, 1/29/2031 (a) (b)	$600,000	$520,884
		1,685,404
JAMAICA — 0.0% (c)
Digicel Group Holdings Ltd.:
PIK, 7.00%, 12/31/2099 (a)	622,113	71,543
PIK, 8.00%, 4/1/2025 (a)	873,471	334,024
		405,567
KUWAIT — 0.0% (c)
Equate Petrochemical BV Series REGS, 2.63%, 4/28/2028	700,000	615,951
MEGlobal Canada ULC 5.00%, 5/18/2025	200,000	197,852
		813,803
LUXEMBOURG — 0.0% (c)
Altice Financing SA 5.00%, 1/15/2028 (a)	240,000	194,597
Altice France Holding SA 6.00%, 2/15/2028 (a)	430,000	273,175
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	240,000	220,380
		688,152
MALAYSIA — 0.0% (c)
TNB Global Ventures Capital Bhd Series EMTN, 3.24%, 10/19/2026	200,000	188,240
MEXICO — 0.2%
Banco Mercantil del Norte SA:
10 year CMT + 5.03%, 6.63%, 1/24/2032 (b)	200,000	161,476
10 year CMT + 5.47%, 7.50%, 6/27/2029 (a) (b)	1,400,000	1,209,348
Banco Nacional de Comercio Exterior SNC 5 Year CMT + 2.00%, 2.72%, 8/11/2031 (b)	800,000	676,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand SOFR + 0.30%, 5.95%, 10/1/2028	700,000	681,786
BBVA Bancomer SA:
VRN, 5 Year CMT + 4.31%, 5.88%, 9/13/2034 (b)	400,000	349,612
Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (b)	200,000	188,106
Braskem Idesa SAPI 6.99%, 2/20/2032	500,000	376,640
Cemex SAB de CV:
5 Year CMT + 4.53%, 5.13%, 6/8/2026 (b)	400,000	358,236
Security Description	Principal Amount	Value
5 year CMT + 4.91%, 9.13%, 12/31/2099 (a)	$200,000	$199,604
Credito Real SAB de CV SOFOM ER Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2027 (b)	500,000	5,170
Mexarrend SAPI de CV 10.25%, 7/24/2024 (a)	282,000	60,182
Unifin Financiera SAB de CV Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (b) (d)	1,800,000	8,856
		4,275,016
NETHERLANDS — 0.0% (c)
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	575,000	469,200
PANAMA — 0.1%
Banco Nacional de Panama 2.50%, 8/11/2030 (a)	300,000	233,319
Banistmo SA 4.25%, 7/31/2027	900,000	823,500
C&W Senior Financing DAC Series REGS, 6.88%, 9/15/2027	450,000	402,138
Empresa de Transmision Electrica SA 5.13%, 5/2/2049	200,000	161,704
Multibank, Inc. 7.75%, 2/3/2028 (a)	300,000	299,415
UEP Penonome II SA:
6.50%, 10/1/2038 (a)	323,148	242,202
Series REGS, 6.50%, 10/1/2038	369,311	276,803
		2,439,081
PARAGUAY — 0.0% (c)
Banco Continental SAECA 2.75%, 12/10/2025	800,000	706,016
Bioceanico Sovereign Certificate Ltd. 0.01%, 6/5/2034	410,978	277,883
Rutas 2 & 7 Finance Ltd. 0.01%, 9/30/2036	495,000	312,840
		1,296,739
PERU — 0.2%
Banco de Credito del Peru S.A. VRN, 5 Year CMT + 3.00%, 3.13%, 7/1/2030 (a) (b)	400,000	360,612
Banco de Credito del Peru SA Series REGS, 5 Year CMT + 3.00%, 3.13%, 7/1/2030 (b)	700,000	631,071

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Banco Internacional del Peru SAA Interbank Series REGS, VRN, 1 year CMT + 3.71%, 4.00%, 7/8/2030 (b)	$1,700,000	$1,546,558
Fenix Power Peru SA Series REGS, 4.32%, 9/20/2027	282,353	260,459
Hunt Oil Co. of Peru LLC Sucursal Del Peru Series REGS, 6.38%, 6/1/2028	1,386,164	1,307,499
Petroleos del Peru SA:
4.75%, 6/19/2032	700,000	514,710
5.63%, 6/19/2047	200,000	128,724
		4,749,633
SAUDI ARABIA — 0.0% (c)
EIG Pearl Holdings Sarl:
3.55%, 8/31/2036	700,000	600,012
Series REGS, 4.39%, 11/30/2046	900,000	708,494
		1,308,506
SINGAPORE — 0.2%
Avation Capital SA PIK, 8.25%, 10/31/2026 (a)	267,465	230,012
DBS Group Holdings Ltd. Series GMTN, VRN, 5 Year CMT + 1.10%, 1.82%, 3/10/2031 (b)	1,200,000	1,079,131
Oversea-Chinese Banking Corp. Ltd. Series REGS, VRN, 5 Year CMT + 1.58%, 1.83%, 9/10/2030 (b)	1,500,000	1,370,835
Temasek Financial I Ltd. 1.00%, 10/6/2030 (a)	1,900,000	1,517,910
United Overseas Bank Ltd.:
5 Year CMT + 1.23%, 2.00%, 10/14/2031 (b)	400,000	353,616
Series GMTN, VRN, 5 Year CMT + 1.52%, 1.75%, 3/16/2031 (b)	1,000,000	895,390
		5,446,894
SOUTH AFRICA — 0.0% (c)
Sasol Financing USA LLC 5.50%, 3/18/2031	800,000	670,112
SOUTH KOREA — 0.0% (c)
LG Chem Ltd. 2.38%, 7/7/2031 (a)	250,000	205,690
Shinhan Financial Group Co. Ltd. VRN, 5 Year CMT + 2.06%, 2.88%, 5/12/2026 (a) (b)	500,000	424,070
		629,760
Security Description	Principal Amount	Value
SPAIN — 0.0% (c)
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (a)	$640,000	$525,075
THAILAND — 0.0% (c)
Bangkok Bank PCL VRN, 5 Year CMT + 4.73%, 5.00%, 9/23/2025 (b)	400,000	366,644
UNITED ARAB EMIRATES — 0.0% (c)
Galaxy Pipeline Assets Bidco Ltd.:
1.75%, 9/30/2027	583,497	542,682
2.16%, 3/31/2034 (a)	177,420	153,046
2.94%, 9/30/2040	189,970	153,683
		849,411
UNITED KINGDOM — 0.1%
BAT Capital Corp. 2.73%, 3/25/2031	2,845,000	2,308,120
eG Global Finance PLC 8.50%, 10/30/2025 (a)	415,000	387,959
		2,696,079
UNITED STATES — 9.3%
AbbVie, Inc. 3.85%, 6/15/2024	2,020,000	1,995,417
Academy Ltd. 6.00%, 11/15/2027 (a)	705,000	690,195
Acuris Finance U.S., Inc./Acuris Finance Sarl 5.00%, 5/1/2028 (a)	475,000	375,625
AdaptHealth LLC 5.13%, 3/1/2030 (a)	900,000	763,866
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	480,000	472,627
AEP Texas, Inc. Series H, 3.45%, 1/15/2050	2,330,000	1,715,206
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	305,000	299,144
Air Lease Corp. 3.25%, 3/1/2025	1,700,000	1,628,226
Air Methods Corp. 8.00%, 5/15/2025 (a)	78,000	4,880
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	2,270,000	1,700,207
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	345,000	320,143
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	490,000	470,611
9.75%, 7/15/2027 (a)	455,000	404,632

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	$110,000	$76,024
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 4/20/2029 (a)	640,000	614,253
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	155,000	131,099
American Express Co. 3.95%, 8/1/2025	2,210,000	2,168,209
Amgen, Inc.:
5.25%, 3/2/2030	485,000	495,534
5.65%, 3/2/2053	870,000	905,444
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	330,000	292,205
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	370,000	361,386
Antero Resources Corp. 5.38%, 3/1/2030 (a)	330,000	306,455
APi Group DE, Inc. 4.75%, 10/15/2029 (a)	475,000	419,496
Arconic Corp. 6.13%, 2/15/2028 (a)	860,000	847,908
Arrow Electronics, Inc. 3.88%, 1/12/2028	1,987,000	1,888,087
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 4/1/2030 (a)	225,000	185,207
ASP Unifrax Holdings, Inc. 5.25%, 9/30/2028 (a)	295,000	235,782
AssuredPartners, Inc. 5.63%, 1/15/2029 (a)	420,000	362,699
AT&T, Inc.:
2.25%, 2/1/2032	2,815,000	2,298,898
2.75%, 6/1/2031	585,000	503,574
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	555,000	450,000
Athene Holding Ltd. 3.95%, 5/25/2051	3,100,000	2,108,682
Bank of America Corp.:
5 Year CMT + 1.20%, 2.48%, 9/21/2036 (b)	4,250,000	3,219,545
SOFR + 1.11%, 3.84%, 4/25/2025 (b)	555,000	544,694
SOFR + 1.75%, 4.83%, 7/22/2026 (b)	615,000	607,638
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	420,000	249,589
6.13%, 2/1/2027 (a)	185,000	119,865
11.00%, 9/30/2028 (a)	141,000	103,700
14.00%, 10/15/2030 (a)	28,000	16,101
Security Description	Principal Amount	Value
BCPE Empire Holdings, Inc.:
7.63%, 5/1/2027 (a)	$435,000	$397,573
Senior Secured 2021 Term Loan B, Zero Coupon, 6/11/2026 (b)	264,316	260,537
Becton Dickinson & Co. 4.69%, 2/13/2028	1,765,000	1,772,837
Blackstone Holdings Finance Co. LLC 2.00%, 1/30/2032 (a)	3,535,000	2,683,277
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	235,000	233,242
Boeing Co. 2.95%, 2/1/2030	2,545,000	2,241,763
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	35,000	35,211
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	555,000	504,084
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (a)	750,000	716,655
Broadcom, Inc. 3.42%, 4/15/2033 (a)	2,529,000	2,115,458
Brown & Brown, Inc. 2.38%, 3/15/2031	2,070,000	1,657,594
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	400,000	345,832
5.00%, 3/1/2030 (a)	400,000	372,760
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	1,300,000	1,105,143
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a)	465,000	407,907
7.00%, 2/15/2030 (a)	25,000	25,433
Callon Petroleum Co. 7.50%, 6/15/2030 (a)	430,000	403,972
Calpine Corp.:
4.50%, 2/15/2028 (a)	265,000	245,740
4.63%, 2/1/2029 (a)	205,000	177,540
Capital One Financial Corp. SOFR + 2.16%, 4.99%, 7/24/2026 (b)	2,305,000	2,220,891
Carnival Corp.:
5.75%, 3/1/2027 (a)	605,000	496,802
9.88%, 8/1/2027 (a)	595,000	612,594
Carrier Global Corp. 3.58%, 4/5/2050	1,310,000	991,696
Castle U.S. Holding Corp. 9.50%, 2/15/2028 (a)	235,000	94,388
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 1/15/2034 (a)	380,000	294,337
4.50%, 8/15/2030 (a)	370,000	311,877
4.75%, 3/1/2030 (a)	755,000	654,298
4.75%, 2/1/2032 (a)	375,000	315,604

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Cedar Fair LP 5.25%, 7/15/2029	$580,000	$540,618
Charter Communications Operating LLC/Charter Communications Operating Capital 2.30%, 2/1/2032	3,725,000	2,832,788
Chesapeake Energy Corp. 5.88%, 2/1/2029 (a)	415,000	394,956
Chord Energy Corp. 6.38%, 6/1/2026 (a)	255,000	252,631
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	310,000	229,267
6.00%, 1/15/2029 (a)	220,000	185,062
Citigroup, Inc. 3 Month SOFR + 1.65%, 3.67%, 7/24/2028 (b)	4,535,000	4,295,824
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	205,000	185,363
Clean Harbors, Inc. 5.13%, 7/15/2029 (a)	145,000	138,497
Clear Channel Outdoor Holdings, Inc. 7.50%, 6/1/2029 (a)	180,000	128,281
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	375,000	358,099
Clydesdale Acquisition Holdings, Inc. 6.63%, 4/15/2029 (a)	475,000	457,140
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	550,000	472,846
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	375,000	352,406
7.38%, 1/15/2031 (a)	115,000	113,267
Coherent Corp. 5.00%, 12/15/2029 (a)	390,000	353,898
Comcast Corp. 2.94%, 11/1/2056	3,296,000	2,196,553
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	230,000	168,013
CommScope, Inc. 4.75%, 9/1/2029 (a)	470,000	391,623
Consolidated Communications, Inc. 5.00%, 10/1/2028 (a)	290,000	197,023
Constellation Brands, Inc.:
2.88%, 5/1/2030	2,625,000	2,301,101
3.15%, 8/1/2029	560,000	512,254
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	1,080,000	957,388
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	210,000	150,066
Security Description	Principal Amount	Value
Coty, Inc.:
5.00%, 4/15/2026 (a)	$410,000	$397,138
6.50%, 4/15/2026 (a)	245,000	244,515
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	1,015,000	912,180
Crown Castle, Inc. 4.30%, 2/15/2029	2,395,000	2,306,217
CSC Holdings LLC:
5.75%, 1/15/2030 (a)	495,000	250,341
6.50%, 2/1/2029 (a)	445,000	374,561
CSI Compressco LP/CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	285,000	272,124
CSX Corp. 3.35%, 9/15/2049	2,955,000	2,232,739
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	380,000	337,090
CVS Health Corp. 5.13%, 2/21/2030	540,000	546,820
Dana, Inc.:
4.25%, 9/1/2030	95,000	77,480
5.38%, 11/15/2027	125,000	118,143
5.63%, 6/15/2028	300,000	281,733
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	185,000	166,260
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	530,000	374,885
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	320,000	289,846
Discover Financial Services 4.10%, 2/9/2027	2,350,000	2,220,562
DISH DBS Corp.:
5.13%, 6/1/2029	195,000	102,898
5.75%, 12/1/2028 (a)	405,000	302,389
5.88%, 11/15/2024	110,000	98,142
Dollar General Corp.:
3.50%, 4/3/2030	2,490,000	2,290,526
4.25%, 9/20/2024	990,000	979,011
Dollar Tree, Inc. 4.00%, 5/15/2025	1,763,000	1,729,133
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	145,000	97,430
DTE Energy Co. 4.22%, 11/1/2024 (e)	995,000	984,702
Duke Energy Carolinas LLC 3.55%, 3/15/2052	950,000	742,881
Duke Energy Corp.:
2.65%, 9/1/2026	3,470,000	3,250,175
4.30%, 3/15/2028	265,000	259,811
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a)	730,000	636,502

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Elevance Health, Inc. 4.10%, 5/15/2032	$2,460,000	$2,352,080
Embarq Corp. 8.00%, 6/1/2036	225,000	94,313
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	100,000	48,563
Encompass Health Corp.:
4.50%, 2/1/2028	185,000	172,537
4.63%, 4/1/2031	455,000	397,447
4.75%, 2/1/2030	60,000	54,583
Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc. 6.13%, 4/1/2029 (a) (d)	170,000	128,095
Energizer Holdings, Inc. 6.50%, 12/31/2027 (a)	235,000	228,916
Energy Transfer LP:
4.75%, 1/15/2026	985,000	973,613
5.00%, 5/15/2044	1,200,000	1,030,944
Entergy Louisiana LLC 4.75%, 9/15/2052	830,000	779,577
Enterprise Products Operating LLC 3.75%, 2/15/2025	2,340,000	2,302,490
EQM Midstream Partners LP 4.75%, 1/15/2031 (a)	395,000	328,000
Essential Utilities, Inc. 3.35%, 4/15/2050	2,980,000	2,125,038
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	580,000	520,086
Exelon Corp.:
4.10%, 3/15/2052	350,000	288,876
5.15%, 3/15/2028	1,345,000	1,370,030
Expedia Group, Inc.:
3.80%, 2/15/2028	2,975,000	2,819,259
5.00%, 2/15/2026	1,530,000	1,524,002
Exxon Mobil Corp. 2.99%, 3/19/2025	1,290,000	1,255,363
Ferrellgas LP/Ferrellgas Finance Corp. 5.38%, 4/1/2026 (a)	275,000	257,318
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75%, 1/15/2030 (a)	510,000	419,077
Ford Motor Co. 3.25%, 2/12/2032	1,275,000	998,210
Ford Motor Credit Co. LLC:
3.63%, 6/17/2031	545,000	448,922
4.95%, 5/28/2027	400,000	381,512
6.95%, 3/6/2026	1,000,000	1,015,320
Fortress Transportation & Infrastructure Investors LLC 5.50%, 5/1/2028 (a)	310,000	282,844
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028	100,000	94,404
4.63%, 8/1/2030	300,000	284,658
Security Description	Principal Amount	Value
5.25%, 9/1/2029	$700,000	$690,823
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	250,000	217,025
5.88%, 10/15/2027 (a)	125,000	114,278
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	185,000	168,376
Gap, Inc. 3.88%, 10/1/2031 (a)	405,000	274,841
General Motors Financial Co., Inc.:
2.40%, 10/15/2028	1,135,000	972,366
3.10%, 1/12/2032	465,000	379,012
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	2,318,000	2,256,573
Goldman Sachs Group, Inc. 3 Month USD LIBOR + 1.17%, 6.03%, 5/15/2026 (b)	4,355,000	4,315,326
Goodyear Tire & Rubber Co. 5.25%, 7/15/2031	535,000	460,335
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	195,000	164,516
Griffon Corp. 5.75%, 3/1/2028	365,000	338,278
Guardian Life Global Funding 1.25%, 5/13/2026 (a)	2,150,000	1,935,344
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	175,000	173,117
Halliburton Co. 2.92%, 3/1/2030	922,000	821,972
HCA, Inc.:
4.13%, 6/15/2029	1,020,000	957,882
5.13%, 6/15/2039	1,050,000	979,629
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl 4.63%, 5/1/2028 (a)	575,000	470,660
Hertz Corp. 5.00%, 12/1/2029 (a)	125,000	103,461
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	750,000	669,442
5.13%, 6/15/2028 (a)	365,000	346,703
5.50%, 10/15/2030 (a)	310,000	291,338
Hewlett Packard Enterprise Co. 5.90%, 10/1/2024	805,000	815,135
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	375,000	231,911
Hightower Holding LLC 6.75%, 4/15/2029 (a)	315,000	266,849
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	540,000	513,373

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Host Hotels & Resorts LP Series I, 3.50%, 9/15/2030	$2,622,000	$2,222,591
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25%, 5/15/2027	385,000	361,034
iHeartCommunications, Inc. 8.38%, 5/1/2027	75,000	54,508
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	320,000	286,374
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	435,000	402,636
Invitation Homes Operating Partnership LP 2.70%, 1/15/2034	2,975,000	2,283,788
Iron Mountain, Inc.:
4.88%, 9/15/2029 (a)	435,000	391,500
REIT, 4.50%, 2/15/2031 (a)	260,000	223,356
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	2,170,000	2,173,711
JELD-WEN, Inc. 4.63%, 12/15/2025 (a)	220,000	205,247
JPMorgan Chase & Co.:
SOFR + 1.25%, 2.58%, 4/22/2032 (b)	2,615,000	2,202,693
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	2,845,000	2,435,235
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	1,000,000	998,390
Kinder Morgan, Inc. 5.20%, 6/1/2033	2,345,000	2,329,101
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	425,000	371,174
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc. 5.00%, 2/1/2026 (a)	340,000	303,919
Level 3 Financing, Inc. 10.50%, 5/15/2030 (a)	170,400	162,947
LFS Topco LLC 5.88%, 10/15/2026 (a)	395,000	344,112
LifePoint Health, Inc. 5.38%, 1/15/2029 (a)	145,000	88,650
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	200,000	130,104
Lowe's Cos., Inc. 4.40%, 9/8/2025	2,575,000	2,558,700
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	350,000	318,532
Security Description	Principal Amount	Value
Lumen Technologies, Inc. 4.00%, 2/15/2027 (a)	$155,000	$102,378
M/I Homes, Inc. 4.95%, 2/1/2028	365,000	340,078
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	570,000	493,945
5.88%, 6/30/2029 (a)	220,000	169,063
Marriott International, Inc. Series HH, 2.85%, 4/15/2031	2,705,000	2,304,985
Marvell Technology, Inc. 1.65%, 4/15/2026	1,700,000	1,541,050
Massachusetts Mutual Life Insurance Co. 3.38%, 4/15/2050 (a)	2,380,000	1,739,994
Match Group Holdings II LLC 5.00%, 12/15/2027 (a)	775,000	733,398
Mativ Holdings, Inc. 6.88%, 10/1/2026 (a)	250,000	230,385
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	495,000	430,581
Medline Borrower LP 5.25%, 10/1/2029 (a)	555,000	481,512
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	210,000	174,955
MetLife, Inc. 5.25%, 1/15/2054	2,290,000	2,234,857
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	240,000	199,973
7.88%, 5/1/2029 (a)	200,000	139,954
Microsoft Corp. 2.92%, 3/17/2052	1,340,000	1,015,439
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	555,000	482,772
Mitchell International, Inc. Senior Secured 2021 2nd Lien Term Loan, 11.34%, 10/15/2029 (b)	40,000	34,950
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	565,000	481,363
Monongahela Power Co. 5.40%, 12/15/2043 (a)	1,230,000	1,246,039
Morgan Stanley SOFR + 1.36%, 2.48%, 9/16/2036 (b)	5,620,000	4,250,294
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	90,000	83,486
MPLX LP 1.75%, 3/1/2026	905,000	826,346
Murphy Oil USA, Inc. 4.75%, 9/15/2029	285,000	263,066
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	305,000	290,833

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
National Rural Utilities Cooperative Finance Corp. 4.80%, 3/15/2028	$450,000	$454,478
Nationstar Mortgage Holdings, Inc. 5.75%, 11/15/2031 (a)	480,000	373,738
Navient Corp. 5.00%, 3/15/2027	285,000	252,273
NCL Corp. Ltd.:
5.88%, 3/15/2026 (a)	395,000	336,165
8.38%, 2/1/2028 (a)	275,000	276,122
NCR Corp. Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 2.50%, 7.33%, 8/28/2026 (b)	324,471	320,684
NetApp, Inc. 1.88%, 6/22/2025	1,850,000	1,726,642
News Corp. 5.13%, 2/15/2032 (a)	155,000	145,189
NextEra Energy Capital Holdings, Inc. 4.26%, 9/1/2024	950,000	940,946
NFP Corp. 4.88%, 8/15/2028 (a)	280,000	252,440
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	375,000	361,980
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 4/15/2026	110,000	95,554
NRG Energy, Inc. 3.63%, 2/15/2031 (a)	545,000	441,793
NuStar Logistics LP 6.00%, 6/1/2026	510,000	498,234
Occidental Petroleum Corp.:
6.13%, 1/1/2031	435,000	451,443
6.45%, 9/15/2036	220,000	231,425
6.60%, 3/15/2046	215,000	226,159
6.63%, 9/1/2030	305,000	321,074
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	600,000	490,620
6.25%, 10/1/2029 (a)	400,000	295,940
Omnicom Group, Inc. 2.45%, 4/30/2030	2,450,000	2,096,318
OneMain Finance Corp.:
5.38%, 11/15/2029	250,000	210,270
7.13%, 3/15/2026	324,000	311,312
Oracle Corp.:
3.60%, 4/1/2050	2,585,000	1,830,930
3.80%, 11/15/2037	155,000	128,923
6.25%, 11/9/2032	165,000	177,108
Organon & Co./Organon Foreign Debt Co.-Issuer BV 5.13%, 4/30/2031 (a)	570,000	505,966
Security Description	Principal Amount	Value
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	$530,000	$455,042
Pacific Gas & Electric Co. 2.50%, 2/1/2031	1,395,000	1,129,043
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	550,000	493,619
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.88%, 5/15/2029 (a)	850,000	731,110
Parker-Hannifin Corp. 4.25%, 9/15/2027	455,000	447,270
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	100,000	96,151
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	155,000	102,024
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (a)	310,000	258,289
5.63%, 1/15/2027 (a)	620,000	582,118
PennyMac Financial Services, Inc. 4.25%, 2/15/2029 (a)	495,000	394,094
Penske Truck Leasing Co. LP/PTL Finance Corp.:
4.20%, 4/1/2027 (a)	1,220,000	1,163,538
4.40%, 7/1/2027 (a)	175,000	168,079
PepsiCo, Inc. 3.60%, 2/18/2028	550,000	539,572
Performance Food Group, Inc. 4.25%, 8/1/2029 (a)	380,000	343,239
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 2/15/2029 (a)	500,000	490,360
Phillips 66 4.95%, 12/1/2027	910,000	914,095
Pike Corp. 5.50%, 9/1/2028 (a)	560,000	488,387
Pioneer Natural Resources Co. 1.13%, 1/15/2026	1,365,000	1,240,266
PNC Financial Services Group, Inc. SOFR + 1.09%, 4.76%, 1/26/2027 (b)	415,000	409,920
Post Holdings, Inc.:
4.63%, 4/15/2030 (a)	90,000	80,679
5.50%, 12/15/2029 (a)	140,000	132,541
Pregis TopCo Corp. Senior Secured 1st Lien Term Loan, 1 Month USD SOFR + 3.75%, 8.67%, 7/31/2026 (b)	329,149	321,908

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63%, 9/1/2029 (a)	$260,000	$192,348
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (a)	295,000	276,990
Qorvo, Inc. 1.75%, 12/15/2024 (a)	700,000	652,806
Quanta Services, Inc. 2.35%, 1/15/2032	2,930,000	2,321,205
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 9/15/2026 (a)	120,000	93,827
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	230,000	127,098
Raytheon Technologies Corp. 3.03%, 3/15/2052	1,390,000	1,003,622
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25%, 4/15/2030 (a)	320,000	233,174
Realty Income Corp. 5.05%, 1/13/2026	1,110,000	1,103,795
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	195,000	157,622
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	555,000	495,265
Royal Caribbean Cruises Ltd.:
5.50%, 8/31/2026 (a)	420,000	390,386
7.25%, 1/15/2030 (a)	70,000	70,435
Royalty Pharma PLC 3.30%, 9/2/2040	3,040,000	2,210,414
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	190,000	143,944
Ryan Specialty Group LLC 4.38%, 2/1/2030 (a)	550,000	481,981
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	1,530,000	1,524,415
Santander Holdings USA, Inc. SOFR + 1.25%, 2.49%, 1/6/2028 (b)	2,550,000	2,205,724
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	495,000	439,733
Scientific Games International, Inc. 7.25%, 11/15/2029 (a)	505,000	505,672
Scotts Miracle-Gro Co. 4.50%, 10/15/2029	440,000	381,075
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	170,000	132,938
Security Description	Principal Amount	Value
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	$105,000	$77,373
SEG Holding LLC/SEG Finance Corp. 5.63%, 10/15/2028 (a)	605,000	573,044
Select Medical Corp. 6.25%, 8/15/2026 (a)	490,000	475,334
Sirius XM Radio, Inc. 5.50%, 7/1/2029 (a)	1,025,000	931,991
SK Invictus Intermediate II Sarl 5.00%, 10/30/2029 (a)	415,000	344,413
Smithfield Foods, Inc. 4.25%, 2/1/2027 (a)	2,440,000	2,273,226
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	515,000	436,921
Southern Co.:
Series 21-A, VRN, 5 Year CMT + 2.92%, 3.75%, 9/15/2051 (b)	200,000	168,914
Series A, 3.70%, 4/30/2030	2,510,000	2,348,933
Southwestern Energy Co.:
4.75%, 2/1/2032	430,000	379,970
5.38%, 2/1/2029	410,000	387,003
Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	370,000	323,843
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	315,000	279,701
6.13%, 7/1/2029 (a)	285,000	240,355
Staples, Inc.:
7.50%, 4/15/2026 (a)	340,000	297,854
10.75%, 4/15/2027 (a)	150,000	108,777
Station Casinos LLC 4.63%, 12/1/2031 (a)	295,000	249,066
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	520,000	453,544
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	510,000	447,280
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	150,000	137,442
6.00%, 4/15/2027	170,000	168,467
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	165,000	101,820
Sysco Corp. 3.25%, 7/15/2027	1,080,000	1,024,758
Tenet Healthcare Corp.:
6.13%, 10/1/2028	230,000	219,291
6.13%, 6/15/2030 (a)	450,000	444,528
6.25%, 2/1/2027	245,000	240,997
T-Mobile USA, Inc. 2.25%, 2/15/2026	3,505,000	3,266,450
TMS International Corp. 6.25%, 4/15/2029 (a)	180,000	139,516

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	$150,000	$141,252
TransDigm, Inc.:
5.50%, 11/15/2027	520,000	490,376
6.25%, 3/15/2026 (a)	450,000	450,356
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	304,688	298,115
Trident TPI Holdings, Inc. 6.63%, 11/1/2025 (a)	410,000	379,201
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	220,000	173,386
Triumph Group, Inc. 7.75%, 8/15/2025	147,000	134,768
Truist Financial Corp. SOFR + 1.44%, 4.87%, 1/26/2029 (b)	1,100,000	1,070,619
U.S. Foods, Inc. 4.75%, 2/15/2029 (a)	515,000	475,602
United Airlines, Inc. 4.63%, 4/15/2029 (a)	400,000	361,764
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	455,000	422,235
UnitedHealth Group, Inc. 4.25%, 1/15/2029	4,575,000	4,541,648
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.50%, 2/15/2028 (a)	140,000	135,785
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	325,000	272,994
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	160,000	135,096
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 9/1/2027	260,000	248,516
Verizon Communications, Inc. 1.75%, 1/20/2031	4,384,000	3,530,128
Viatris, Inc. 1.65%, 6/22/2025	600,000	551,184
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	550,000	445,060
Viking Cruises Ltd. 5.88%, 9/15/2027 (a)	955,000	822,513
Virtusa Corp. 7.13%, 12/15/2028 (a)	155,000	122,723
Vornado Realty LP 2.15%, 6/1/2026	685,000	549,802
Warnermedia Holdings, Inc. 3.76%, 3/15/2027 (a)	2,260,000	2,129,101
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	555,000	524,619
Weatherford International Ltd.:
6.50%, 9/15/2028 (a)	240,000	240,398
8.63%, 4/30/2030 (a)	440,000	445,592
Security Description	Principal Amount	Value
Wells Fargo & Co.:
SOFR + 1.98%, 4.81%, 7/25/2028 (b)	$815,000	$805,033
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	2,435,000	2,293,210
Welltower OP LLC 2.05%, 1/15/2029	2,640,000	2,205,271
Western Midstream Operating LP 4.30%, 2/1/2030	395,000	359,276
Wheel Pros, Inc. 6.50%, 5/15/2029 (a)	100,000	45,452
Williams Cos., Inc. 3.75%, 6/15/2027	931,000	893,862
Workday, Inc. 3.70%, 4/1/2029	1,140,000	1,067,929
WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	600,000	509,022
WRKCo, Inc. 3.75%, 3/15/2025	2,310,000	2,241,994
XHR LP:
4.88%, 6/1/2029 (a)	1,125,000	954,900
6.38%, 8/15/2025 (a)	265,000	259,917
Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	375,000	358,286
		263,641,071
VIETNAM — 0.0% (c)
Mong Duong Finance Holdings BV Series REGS, 5.13%, 5/7/2029	250,000	211,548
TOTAL CORPORATE BONDS & NOTES (Cost $385,102,898)		347,387,486
ASSET-BACKED SECURITIES — 10.2%
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-FM1, Class A2C, ABS, 1 Month USD LIBOR + 0.30%, 5.15%, 7/25/2036 (b)	8,500,919	2,129,151
Series 2007-WM2, Class A2C, ABS, 1 Month USD LIBOR + 0.28%, 5.13%, 2/25/2037 (b)	2,852,333	1,162,305
Affirm Asset Securitization Trust:
Series 2022-A, Class A, 4.30%, 5/17/2027 (a)	3,000,000	2,856,452
Series 2023-A, Class A, 6.61%, 1/18/2028 (a)	1,750,000	1,740,709

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
AIMCO CLO 11 Ltd. Series 2020-11A, Class AR, 3 Month USD LIBOR + 1.13%, 5.92%, 10/17/2034 (a) (b)	$2,000,000	$1,947,026
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates Series 2004-FR1, Class M5, 3.93%, 5/25/2034 (e)	4,804,032	3,325,576
AMSR Trust:
Series 2021-SFR2, Class E1, ABS, 2.48%, 8/17/2038 (a)	3,000,000	2,585,515
Series 2021-SFR2, Class F1, ABS, 3.28%, 8/17/2038 (a)	3,000,000	2,560,498
Series 2021-SFR2, Class F2, ABS, 3.67%, 8/17/2038 (a)	2,000,000	1,704,052
Series 2023-SFR1, Class B, 4.00%, 4/17/2040 (a)	12,000,000	11,009,811
Anchorage Capital CLO 19 Ltd. Series 2021-19A, Class A, ABS, 3 Month USD LIBOR + 1.21%, 6.00%, 10/15/2034 (a) (b)	2,000,000	1,946,800
Argent Securities Trust Series 2006-M1, Class A2B, ABS, 1 Month USD LIBOR + 0.18%, 5.03%, 7/25/2036 (b)	17,870,189	4,663,944
Bain Capital Credit CLO Ltd.:
Series 2019-3A, Class DR, ABS, 3 Month USD LIBOR + 3.10%, 7.92%, 10/21/2034 (a) (b)	1,000,000	890,011
Series 2020-5A, Class D, ABS, 3 Month USD LIBOR + 3.55%, 8.36%, 1/20/2032 (a) (b)	2,500,000	2,307,932
Series 2021-6A, Class A1, 3 Month USD LIBOR + 1.15%, 5.97%, 10/21/2034 (a) (b)	3,000,000	2,910,900
Series 2022-3A, Class D, 3 Month SOFR + 3.70%, 8.36%, 7/17/2035 (a) (b)	1,000,000	870,366
Blackbird Capital Aircraft Series 2021-1A, Class B, ABS, 3.45%, 7/15/2046 (a)	4,692,910	3,668,387
BNC Mortgage Loan Trust Series 2006-1, Class A1, ABS, 1 Month USD LIBOR + 0.36%, 4.36%, 10/25/2036 (b)	16,857,839	11,069,528
Security Description	Principal Amount	Value
Canyon Capital CLO Ltd.:
Series 2017-1A, Class DR, ABS, 3 Month USD LIBOR + 3.00%, 7.79%, 7/15/2030 (a) (b)	$1,000,000	$904,159
Series 2021-1A, Class D, ABS, 3 Month USD LIBOR + 3.10%, 7.89%, 4/15/2034 (a) (b)	2,000,000	1,772,952
Carlyle U.S. CLO Ltd.:
Series 2021-1A, Class D, ABS, 3 Month USD LIBOR + 6.00%, 10.79%, 4/15/2034 (a) (b)	1,000,000	843,274
Series 2022-2A, Class A2, 3 Month SOFR + 2.00%, 6.64%, 4/20/2035 (a) (b)	2,000,000	1,971,658
Catamaran CLO Ltd. Series 2018-1A, Class C, 3 Month USD LIBOR + 2.50%, 7.32%, 10/25/2031 (a) (b)	1,000,000	950,349
Cathedral Lake VIII Ltd. Series 2021-8A, Class C, 3 Month USD LIBOR + 2.62%, 7.43%, 1/20/2035 (a) (b)	2,550,000	2,416,125
CIFC Funding Ltd.:
Series 2013-1A, Class CR, ABS, 3 Month USD LIBOR + 3.55%, 8.34%, 7/16/2030 (a) (b)	1,000,000	920,400
Series 2017-1A, Class D, ABS, 3 Month USD LIBOR + 3.50%, 8.32%, 4/23/2029 (a) (b)	1,000,000	964,200
Series 2021-1A, Class E, ABS, 3 Month USD LIBOR + 6.00%, 10.82%, 4/25/2033 (a) (b)	500,000	444,790
Series 2022-3A, Class B, 3 Month SOFR + 2.00%, 6.65%, 4/21/2035 (a) (b)	2,000,000	1,942,600
DataBank Issuer Series 2023-1A, Class A2, 5.12%, 2/25/2053 (a)	4,000,000	3,783,088
Drive Auto Receivables Trust Series 2021-3, Class C, 1.47%, 1/15/2027	4,000,000	3,817,594
Dryden 68 CLO Ltd. Series 2019-68A, Class DR, ABS, 3 Month USD LIBOR + 3.35%, 8.14%, 7/15/2035 (a) (b)	1,500,000	1,370,637
Elmwood CLO VIII Ltd. Series 2021-1A, Class D1, ABS, 3 Month USD LIBOR + 3.00%, 7.81%, 1/20/2034 (a) (b)	1,500,000	1,399,038

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Exeter Automobile Receivables Trust:
Series 2021-1A, Class D, ABS, 1.08%, 11/16/2026	$1,000,000	$941,904
Series 2021-1A, Class E, ABS, 2.21%, 2/15/2028 (a)	1,500,000	1,342,455
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1, ABS, 1 Month USD LIBOR + 0.14%, 4.99%, 3/25/2037 (b)	9,106,816	4,849,700
FirstKey Homes Trust:
Series 2020-SFR2, Class D, ABS, 1.97%, 10/19/2037 (a)	2,000,000	1,794,132
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	2,000,000	1,817,045
FMC GMSR Issuer Trust:
Series 2020-GT1, Class A, CMO, VRN, 4.45%, 1/25/2026 (a) (b)	3,000,000	2,750,868
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (b)	2,650,000	2,271,323
FREED ABS Trust Series 2021-2, Class C, ABS, 1.94%, 6/19/2028 (a)	4,170,920	4,097,226
FS Rialto Issuer LLC Series 2021-FL2, Class A, ABS, 1 Month USD LIBOR + 1.22%, 5.95%, 5/16/2038 (a) (b)	2,000,000	1,951,424
GAIA Aviation Ltd. Series 2019-1, Class A, 3.97%, 12/15/2044 (a) (e)	1,136,101	1,039,549
Galaxy Xxviii CLO Ltd. Series 2018-28A, Class D, ABS, 3 Month USD LIBOR + 3.00%, 7.79%, 7/15/2031 (a) (b)	2,100,000	1,904,595
GoodLeap Sustainable Home Solutions Trust Series 2021-5CS, Class C, 3.50%, 10/20/2048 (a)	3,166,985	2,029,461
Greystone CRE Notes Ltd. Series 2021-FL3, Class B, ABS, 1 Month USD Term LIBOR + 1.76%, 6.59%, 7/15/2039 (a) (b)	2,925,000	2,776,916
GSAA Home Equity Trust:
Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,131,469	900,267
Series 2007-4, Class A3A, ABS, 1 Month USD LIBOR + 0.60%, 5.45%, 3/25/2037 (b)	5,818,111	2,329,477
Security Description	Principal Amount	Value
Hardee's Funding LLC Series 2018-1A, Class A23, ABS, 5.71%, 6/20/2048 (a)	$1,623,500	$1,509,384
Hayfin Kingsland X Ltd. Series 2019-1A, Class B1R, ABS, 3 Month USD LIBOR + 1.85%, 6.65%, 4/28/2031 (a) (b)	2,000,000	1,966,502
Jamestown CLO XII Ltd. Series 2019-1A, Class A2, ABS, 3 Month USD LIBOR + 2.15%, 6.96%, 4/20/2032 (a) (b)	1,000,000	987,000
JOL Air Ltd. Series 2019-1, Class A, 3.97%, 4/15/2044 (a)	2,149,877	1,823,633
LCCM Trust Series 2021-FL3, Class A, 1 Month USD LIBOR + 1.45%, 6.13%, 11/15/2038 (a) (b)	2,864,000	2,794,416
LCM XVIII LP Series 18A, Class CR, 3 Month USD LIBOR + 1.85%, 6.66%, 4/20/2031 (a) (b)	1,435,000	1,338,711
Lendbuzz Securitization Trust Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	3,316,194	3,207,618
LendingPoint Asset Securitization Trust Series 2021-A, Class C, ABS, 2.75%, 12/15/2028 (a)	4,000,000	3,847,222
LoanCore Issuer Ltd. Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 6.18%, 5/15/2036 (a) (b)	2,558,005	2,558,872
Madison Park Funding XI Ltd. Series 2013-11A, Class DR, ABS, 3 Month USD LIBOR + 3.25%, 8.07%, 7/23/2029 (a) (b)	1,000,000	931,876
Madison Park Funding XLVIII Ltd. Series 2021-48A, Class D, ABS, 3 Month USD LIBOR + 3.00%, 7.80%, 4/19/2033 (a) (b)	1,000,000	928,828
Madison Park Funding XVII Ltd. Series 2015-17A, Class DR, 3 Month USD LIBOR + 3.60%, 8.42%, 7/21/2030 (a) (b)	1,000,000	948,400
Magnetite Xxix Ltd. Series 2021-29A, Class E, ABS, 3 Month USD LIBOR + 5.75%, 10.54%, 1/15/2034 (a) (b)	500,000	454,677

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Magnetite XXXI Ltd. Series 2021-31A, Class E, 3 Month USD LIBOR + 6.00%, 10.79%, 7/15/2034 (a) (b)	$500,000	$463,750
Marble Point CLO XI Ltd. Series 2017-2A, Class B, 3 Month USD LIBOR + 1.50%, 6.29%, 12/18/2030 (a) (b)	1,575,000	1,508,377
Merrill Lynch Mortgage Investors Trust:
Series 2006-HE4, Class A2B, 1 Month USD LIBOR + 0.20%, 5.05%, 7/25/2037 (b)	3,809,328	846,578
Series 2006-HE4, Class A2C, 1 Month USD LIBOR + 0.30%, 4.74%, 7/25/2037	5,272,323	1,176,945
MetroNet Infrastructure Issuer LLC Series 2023-1A, Class A2, 6.56%, 4/20/2053 (a)	4,000,000	3,994,172
Mosaic Solar Loan Trust Series 2018-1A, Class C, ABS, PO, 0.01%, 6/22/2043 (a)	238,891	220,840
MP CLO III Ltd. Series 2013-1A, Class CR, 3 Month USD LIBOR + 2.00%, 6.81%, 10/20/2030 (a) (b)	1,000,000	946,800
MVW LLC:
Series 2021-1WA, Class C, ABS, 1.94%, 1/22/2041 (a)	759,173	692,895
Series 2021-1WA, Class D, ABS, 3.17%, 1/22/2041 (a)	1,265,288	1,139,702
Neuberger Berman Loan Advisers CLO 40 Ltd. Series 2021-40A, Class D, ABS, 3 Month USD LIBOR + 2.75%, 7.54%, 4/16/2033 (a) (b)	1,500,000	1,370,019
Neuberger Berman Loan Advisers CLO 47 Ltd. Series 2022-47A, Class D, ABS, 3 Month SOFR + 3.10%, 7.73%, 4/14/2035 (a) (b)	500,000	441,200
Ocean Trails CLO V Series 2014-5A, Class DRR, ABS, 3 Month USD LIBOR + 3.45%, 8.27%, 10/13/2031 (a) (b)	1,000,000	834,405
Security Description	Principal Amount	Value
Octagon Investment Partners 27 Ltd. Series 2016-1A, Class DR, ABS, 3 Month USD LIBOR + 2.95%, 7.74%, 7/15/2030 (a) (b)	$500,000	$423,000
Octagon Investment Partners 30 Ltd. Series 2017-1A, Class CR, ABS, 3 Month USD LIBOR + 3.30%, 8.11%, 3/17/2030 (a) (b)	1,000,000	942,944
Octagon Investment Partners 31 Ltd. Series 2017-1A, Class DR, ABS, 3 Month USD LIBOR + 3.40%, 8.21%, 7/20/2030 (a) (b)	1,000,000	946,509
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class DR, ABS, 3 Month USD LIBOR + 3.35%, 8.16%, 1/20/2035 (a) (b)	500,000	416,800
Octagon Investment Partners 49 Ltd. Series 2020-5A, Class D, ABS, 3 Month USD LIBOR + 3.40%, 8.19%, 1/15/2033 (a) (b)	2,500,000	2,185,750
Octagon Investment Partners 51 Ltd. Series 2021-1A, Class A, ABS, 3 Month USD LIBOR + 1.15%, 5.96%, 7/20/2034 (a) (b)	1,385,000	1,385,138
Pagaya AI Debt Trust:
Series 2022-1, Class A, 2.03%, 10/15/2029 (a)	1,154,469	1,116,672
Series 2022-1, Class B, ABS, 3.34%, 10/15/2029 (a)	4,499,405	4,124,263
Series 2022-2, Class A, 4.97%, 1/15/2030 (a)	2,290,106	2,255,503
Series 2023-1, Class A, 7.56%, 7/15/2030 (a)	2,000,000	2,005,637
Park Avenue Institutional Advisers CLO Ltd. Series 2018-1A, Class BR, 3 Month USD LIBOR + 2.10%, 6.91%, 10/20/2031 (a) (b)	4,000,000	3,766,000
PMT Issuer Trust - FMSR Series 2021-FT1, Class A, ABS, 1 Month USD LIBOR + 3.00%, 7.85%, 3/25/2026 (a) (b)	1,300,000	1,289,928
PPM CLO Ltd. Series 2018-1A, Class D, 3 Month USD LIBOR + 3.25%, 8.51%, 7/15/2031 (a)	500,000	436,313
PRET LLC:
Series 2021-NPL5, Class A1, 2.49%, 10/25/2051 (a) (e)	4,151,669	3,900,868

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2022-RN1, Class A1, 3.72%, 7/25/2051 (a) (e)	$12,950,379	$12,147,478
Race Point IX CLO Ltd. Series 2015-9A, Class BR, 3 Month USD LIBOR + 2.15%, 6.94%, 10/15/2030 (a) (b)	2,250,000	2,131,200
Regatta VI Funding Ltd. Series 2016-1A, Class AR2, 3 Month USD LIBOR + 1.16%, 5.97%, 4/20/2034 (a) (b)	850,000	830,110
Regatta XXIII Funding Ltd. Series 2021-4A, Class A1, 3 Month USD LIBOR + 1.15%, 5.96%, 1/20/2035 (a) (b)	4,500,000	4,385,700
Renaissance Home Equity Loan Trust Series 2006-2, Class AF4, ABS, 6.12%, 8/25/2036 (e)	8,664,451	3,477,667
Sapphire Aviation Finance II Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	1,084,633	908,745
Securitized Asset-Backed Receivables LLC Trust:
Series 2007-BR4, Class A2A, ABS, 1 Month USD LIBOR + 0.09%, 4.94%, 5/25/2037 (b)	3,616,667	2,133,722
Series 2007-BR4, Class A2B, ABS, 1 Month USD LIBOR + 0.20%, 5.05%, 5/25/2037 (b)	25,131,653	14,838,763
Series 2007-BR5, Class A2B, 1 Month USD LIBOR + 0.18%, 5.03%, 5/25/2037 (b)	35,469,850	25,981,486
Shenton Aircraft Investment I Ltd. Series 2015-1A, Class A, ABS, 4.75%, 10/15/2042 (a)	1,907,531	1,564,233
SOFI Alternative Trust Series 2021-A, Class PT1, ABS, VRN, 1.48%, 3/15/2047 (a) (b) (f)	1,980	1,722
Sound Point CLO XII Ltd. Series 2016-2A, Class DR, ABS, 3 Month USD LIBOR + 3.85%, 8.66%, 10/20/2028 (a) (b)	1,000,000	940,300
Security Description	Principal Amount	Value
Sound Point CLO XIV Ltd. Series 2016-3A, Class DR, ABS, 3 Month USD LIBOR + 3.65%, 8.47%, 1/23/2029 (a) (b)	$1,000,000	$960,577
Sound Point CLO XXIII Ltd. Series 2019-2A, Class ER, 3 Month USD LIBOR + 6.47%, 11.26%, 7/15/2034 (a) (b)	1,000,000	786,422
Sound Point CLO XXVI Ltd. Series 2020-1A, Class DR, 3 Month USD LIBOR + 3.35%, 8.16%, 7/20/2034 (a) (b)	500,000	437,802
Sound Point CLO XXVIII Ltd. Series 2020-3A, Class D, ABS, 3 Month USD LIBOR + 3.65%, 8.47%, 1/25/2032 (a) (b)	4,000,000	3,606,908
Sound Point CLO XXXIII Ltd. Series 2022-1A, Class D, ABS, 3 Month SOFR + 3.30%, 7.96%, 4/25/2035 (a) (b)	700,000	576,520
Start II Ltd. Series 2019-1, Class A, 4.09%, 3/15/2044 (a)	474,859	419,865
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 Month USD LIBOR + 0.34%, 5.19%, 12/25/2036 (b)	698,202	663,331
Sunnova Helios V Issuer LLC Series 2021-A, Class A, ABS, 1.80%, 2/20/2048 (a)	1,256,407	948,378
Sunrun Demeter Issuer LLC Series 2021-2A, Class A, 2.27%, 1/30/2057 (a)	2,582,051	2,132,706
THL Credit Wind River CLO Ltd. Series 2017-3A, Class AR, ABS, 3 Month USD LIBOR + 1.15%, 5.94%, 4/15/2035 (a) (b)	2,150,000	2,086,575
TIF Funding II LLC:
Series 2021-1A, Class A, ABS, 1.65%, 2/20/2046 (a)	4,156,250	3,508,152
Series 2021-1A, Class B, ABS, 2.54%, 2/20/2046 (a)	1,662,500	1,381,631
Trimaran Cavu Ltd. Series 2021-3A, Class D, ABS, 3 Month USD LIBOR + 3.78%, 8.57%, 1/18/2035 (a) (b)	1,500,000	1,367,181

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
TRTX Issuer Ltd.:
Series 2019-FL3, Class AS, 1 Month USD Term LIBOR + 1.56%, 6.31%, 10/15/2034 (a) (b)	$1,163,207	$1,141,339
Series 2021-FL4, Class A, ABS, 1 Month USD LIBOR + 1.20%, 5.91%, 3/15/2038 (a) (b)	200,000	195,983
Upstart Pass-Through Trust Series 2021-ST3, Class A, ABS, 2.00%, 5/20/2027 (a)	1,769,412	1,665,922
Upstart Securitization Trust:
Series 2020-1, Class C, ABS, 4.90%, 4/22/2030 (a)	1,520,186	1,478,803
Series 2022-1, Class B, 4.48%, 3/20/2032 (a)	6,500,000	6,068,412
Venture 39 CLO Ltd. Series 2020-39A, Class D, ABS, 3 Month USD LIBOR + 4.25%, 9.04%, 4/15/2033 (a) (b)	1,750,000	1,566,250
VOLT XCVI LLC Series 2021-NPL5, Class A1, CMO, 2.12%, 3/27/2051 (a) (e)	1,517,192	1,424,929
Voya CLO Ltd.:
Series 2013-1A, Class BR, 3 Month USD LIBOR + 1.70%, 6.69%, 10/15/2030 (a) (b)	1,000,000	936,700
Series 2017-3A, Class CR, ABS, 3 Month USD LIBOR + 3.15%, 7.96%, 4/20/2034 (a) (b)	1,000,000	895,062
Washington Mutural Asset-Backed Certificates WMABS Trust Series 2007-HE2, Class 2A2, 1 Month USD LIBOR + 0.22%, 5.07%, 2/25/2037	13,099,040	3,813,842
Wellfleet CLO Ltd. Series 2020-2A, Class CR, 3 Month USD LIBOR + 2.30%, 7.09%, 7/15/2034 (a) (b)	1,550,000	1,435,536
Wellfleet CLO X Ltd. Series 2019-XA, Class A2R, 3 Month USD LIBOR + 1.75%, 6.56%, 7/20/2032 (a) (b)	3,500,000	3,324,300
TOTAL ASSET-BACKED SECURITIES (Cost $322,814,918)		289,938,568
Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
BRAZIL — 0.1%
Brazil Government International Bonds 5.63%, 2/21/2047	$1,200,000	$1,010,508
CHILE — 0.1%
Chile Government International Bonds:
3.10%, 5/7/2041	600,000	452,184
3.10%, 1/22/2061	500,000	327,835
3.50%, 1/25/2050	1,300,000	976,846
		1,756,865
COLOMBIA — 0.1%
Colombia Government International Bonds:
3.13%, 4/15/2031	700,000	535,185
4.13%, 5/15/2051	1,700,000	1,051,977
5.00%, 6/15/2045	900,000	630,846
		2,218,008
INDONESIA — 0.0% (c)
Indonesia Government International Bonds 3.70%, 10/30/2049	1,100,000	876,953
MEXICO — 0.1%
Mexico Government International Bonds:
2.66%, 5/24/2031	1,200,000	1,003,932
4.28%, 8/14/2041	3,000,000	2,458,680
		3,462,612
PANAMA — 0.1%
Banco Latinoamericano de Comercio Exterior SA 2.38%, 9/14/2025	500,000	460,050
Panama Government International Bonds:
2.25%, 9/29/2032	1,000,000	766,940
3.87%, 7/23/2060	1,000,000	655,890
4.30%, 4/29/2053	400,000	293,880
4.50%, 4/1/2056	400,000	297,648
		2,474,408
PERU — 0.0% (c)
Corp. Financiera de Desarrollo SA Series REGS, 3 Month USD LIBOR + 5.61%, 5.25%, 7/15/2029 (b)	500,000	481,570
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.65%, 6/10/2031	650,000	520,916
2.95%, 5/5/2045	600,000	433,662

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 2/2/2042	$400,000	$330,528
		1,285,106
SAUDI ARABIA — 0.0% (c)
Saudi Government International Bonds Series REGS, 2.25%, 2/2/2033	1,000,000	820,680
SOUTH AFRICA — 0.0% (c)
Republic of South Africa Government International Bonds 4.30%, 10/12/2028	650,000	584,929
SOUTH KOREA — 0.0% (c)
Korea Development Bank:
1.63%, 1/19/2031	600,000	489,930
2.00%, 10/25/2031	400,000	330,840
		820,770
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $20,265,057)		15,792,409
	Shares
COMMON STOCKS — 0.0% (c)
UNITED KINGDOM — 0.0% (c)
Avation Capital SA (g)	4,550	3,516
UNITED STATES — 0.0% (c)
Bright Bidco BV (f) (g)	710	12,425
Foresight Energy LLC (f) (g)	572	6,861
		19,286
TOTAL COMMON STOCKS (Cost $25,177)		22,802
	Principal Amount
SENIOR FLOATING RATE LOANS — 1.5%
ADVERTISING SERVICES — 0.0% (c)
CMG Media Corp., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.50%, 8.66%, 12/17/2026 (b)	$151,145	134,368
AEROSPACE & DEFENSE — 0.0% (c)
Dynasty Acquisition Co., Inc.:
Senior Secured 2020 CAD Term Loan B2, 1 Month USD LIBOR + 3.50%, 8.41%, 4/6/2026 (b)	75,903	74,369
Security Description	Principal Amount	Value
Senior Secured 2020 Term Loan B1, 1 Month USD LIBOR + 3.50%, 8.41%, 4/6/2026 (b)	$141,181	$138,326
Spirit Aerosystems, Inc., Senior Secured 2022 Term Loan, 3 Month USD SOFR + 4.50%, 9.18%, 1/15/2027 (b)	79,600	79,640
TransDigm, Inc., Senior Secured 2023 Term Loan I, 3 Month USD SOFR + 3.25%, 8.15%, 8/24/2028 (b)	395,000	394,407
		686,742
AIR FREIGHT & LOGISTICS — 0.0% (c)
Kenan Advantage Group, Inc., Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.75%, 8.59%, 3/24/2026 (b)	377,563	375,518
Worldwide Express Operations LLC, Senior Secured 2021 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 9.16%, 7/26/2028 (b)	127,776	124,103
		499,621
AUTOMOBILE COMPONENTS — 0.0% (c)
DexKo Global, Inc., Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 3.75%, 8.91%, 10/4/2028 (b)	150,318	141,205
BEVERAGES — 0.0% (c)
Triton Water Holdings, Inc., Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 8.66%, 3/31/2028 (b)	295,653	266,550
BROADCAST SERV/PROGRAM — 0.0% (c)
E.W. Scripps Co., Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 2.56%, 7.48%, 5/1/2026 (b)	447,241	437,145

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
BUILDING PRODUCTS — 0.0% (c)
Quikrete Holdings, Inc., Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.00%, 7.84%, 3/18/2029 (b)	$123,750	$122,491
CASINO SERVICES — 0.0% (c)
Stars Group Holdings BV, Senior Secured 2018 USD Incremental Term Loan, 3 Month USD LIBOR + 2.25%, 7.41%, 7/21/2026 (b)	313,085	313,298
CHEMICALS — 0.1%
Axalta Coating Systems Dutch Holding B BV, Senior Secured 2022 USD Term Loan B, 3 Month USD SOFR + 3.00%, 7.88%, 12/20/2029 (b)	139,563	139,941
Diamond BV, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.75%, 7.58%, 9/29/2028 (b)	449,312	448,225
Illuminate Buyer LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 8.34%, 6/30/2027 (b)	370,889	365,153
Ineos U.S. Finance LLC, Senior Secured 2023 USD Term Loan B, 3 Month USD SOFR + 3.50%, 8.41%, 2/18/2030 (b)	320,000	318,800
Messer Industries GmbH, Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50%, 7.66%, 3/2/2026 (b)	325,763	325,475
Olympus Water U.S. Holding Corp., Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 3.75%, 8.94%, 11/9/2028 (b)	197,500	187,626
PMHC II, Inc., Senior Secured 2022 Term Loan B, 3 Month USD SOFR + 4.25%, 9.08%, 4/23/2029 (b)	124,375	109,962
Polar U.S. Borrower LLC, Senior Secured 2018 1st Lien Term Loan, 3 Month USD SOFR + 4.75%, 9.02%, 10/15/2025 (b)	154,390	129,218
Security Description	Principal Amount	Value
PQ Corp., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.50%, 7.33%, 6/9/2028 (b)	$98,250	$97,636
Vantage Specialty Chemicals, Inc., Senior Secured 2023 Term Loan B, 3 Month USD SOFR + 4.75%, 9.60%, 10/26/2026 (b)	24,938	24,021
		2,146,057
COMMERCIAL SERVICES — 0.1%
Allied Universal Holdco LLC, Senior Secured 2021 USD Incremental Term Loan B, 1 Month USD LIBOR + 3.75%, 8.66%, 5/12/2028 (b)	331,780	315,577
APX Group, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.25%, 10.25%, 7/10/2028 (b)	137,900	137,494
EAB Global, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 8.34%, 8/16/2028 (b)	156,097	152,936
Mavis Tire Express Services Corp., Senior Secured 2021 Term Loan B, 1 Month USD SOFR + 4.00%, 8.92%, 5/4/2028 (b)	321,569	316,091
PECF USS Intermediate Holding III Corp., Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 9.09%, 12/15/2028 (b)	300,319	254,447
Spin Holdco, Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.00%, 8.99%, 3/4/2028 (b)	246,584	208,010
Verscend Holding Corp., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.00%, 8.84%, 8/27/2025 (b)	414,449	414,580
Viad Corp., Senior Secured Initial Term Loan, 1 Month USD LIBOR + 5.00%, 9.92%, 7/30/2028 (b)	167,450	160,333
VT Topco, Inc.:
Senior Secured 2021 Delayed Draw Term Loan, 1 Month USD LIBOR + 3.75%, 8.59%, 8/1/2025 (b)	1,938	1,799

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2021 Incremental Term Loan, 1 Month USD LIBOR + 3.75%, 8.59%, 8/1/2025 (b)	$66,954	$66,150
Wand NewCo 3, Inc., Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 7.59%, 2/5/2026 (b)	170,817	168,006
		2,195,423
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Asurion LLC:
Senior Secured 2021 2nd Lien Term Loan B3, 1 Month USD LIBOR + 5.25%, 10.09%, 1/31/2028 (b)	70,000	58,573
Senior Secured 2021 Second Lien Term Loan B4, 1 Month USD LIBOR + 5.25%, 10.09%, 1/20/2029 (b)	105,000	87,202
Garda World Security Corp.:
Senior Secured 2021 Term Loan B, 1 Month USD SOFR + 6.25%, 9.11%, 10/30/2026 (b)	289,126	286,779
Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 4.25%, 9.01%, 2/1/2029 (b)	154,225	149,888
National Intergovernmental Purchasing Alliance Co., Senior Secured 1st Lien Term Loan, 3 Month USD SOFR + 3.50%, 8.40%, 5/23/2025 (b)	324,151	320,423
Packaging Coordinators Midco, Inc., Senior Secured 2020 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 8.66%, 11/30/2027 (b)	131,951	129,265
Packers Holdings LLC, Senior Secured 2021 Term Loan, 1 Month USD SOFR + 3.25%, 8.09%, 3/9/2028 (b)	274,479	249,033
Prime Security Services Borrower LLC, Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 2.75%, 7.52%, 9/23/2026 (b)	324,173	323,583
Security Description	Principal Amount	Value
Prometric Holdings, Inc., Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 7.84%, 1/29/2025 (b)	$228,768	$214,899
		1,819,645
COMPUTER SERVICES — 0.0% (c)
Tempo Acquisition LLC, Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 3.00%, 7.81%, 8/31/2028 (b)	143,187	143,233
CONSTRUCTION & ENGINEERING — 0.0% (c)
Brown Group Holding LLC, Senior Secured Term Loan B, 1 Month USD LIBOR + 2.50%, 7.36%, 6/7/2028 (b)	45,580	45,247
DG Investment Intermediate Holdings 2, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 11.59%, 3/30/2029 (b)	60,000	53,088
Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75%, 8.56%, 3/31/2028 (b)	230,435	224,306
KKR Apple Bidco LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.75%, 7.60%, 9/23/2028 (b)	187,625	186,084
Tecta America Corp., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.25%, 8.92%, 4/10/2028 (b)	191,587	188,331
		697,056
CONSTRUCTION MATERIALS — 0.0% (c)
Traverse Midstream Partners LLC, Senior Secured 2017 Term Loan, 3 Month USD SOFR + 3.75%, 8.73%, 2/16/2028 (b)	53,496	52,761

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.0% (c)
Monogram Food Solutions LLC, Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 8.85%, 8/28/2028 (b)	$256,750	$247,764
United Natural Foods, Inc., Senior Secured Term Loan B, 1 Month USD SOFR + 3.25%, 8.17%, 10/22/2025 (b)	94,646	94,823
		342,587
CONTAINERS & PACKAGING — 0.0% (c)
Charter NEX U.S., Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75%, 8.56%, 12/1/2027 (b)	298,137	294,947
Pretium PKG Holdings, Inc.:
Senior Secured 2021 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 8.79%, 10/2/2028 (b)	217,250	174,615
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 6.75%, 11.76%, 10/1/2029 (b)	45,000	28,866
TricorBraun Holdings, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.25%, 8.09%, 3/3/2028 (b)	193,720	189,603
Trident TPI Holdings, Inc., Senior Secured 2021 Incremental Term Loan, 3 Month USD LIBOR + 4.00%, 9.16%, 9/15/2028 (b)	68,990	66,866
		754,897
COSMETICS & TOILETRIES — 0.0% (c)
Solis IV BV, Senior Secured USD Term Loan B1, 3 Month USD SOFR + 3.50%, 8.37%, 2/26/2029 (b)	272,713	246,222
Sunshine Luxembourg VII Sarl, Senior Secured 2021 Term Loan B3, 3 Month USD LIBOR + 3.75%, 8.91%, 10/1/2026 (b)	269,313	267,146
		513,368
Security Description	Principal Amount	Value
DISTRIBUTION/WHOLESALE — 0.0% (c)
BCPE Empire Holdings, Inc., Senior Secured 2022 Incremental Term Loan, 1 Month USD SOFR + 4.63%, 9.53%, 6/11/2026 (b)	$34,650	$34,341
DISTRIBUTORS — 0.0% (c)
American Tire Distributors Holdings, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 6.25%, 11.07%, 10/20/2028 (b)	163,350	144,021
DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
Ascend Learning LLC:
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 5.75%, 10.56%, 12/10/2029 (b)	64,708	56,242
Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 8.31%, 12/11/2028 (b)	268,138	248,219
		304,461
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (c)
CenturyLink, Inc., Senior Secured 2020 Term Loan B, 3 Month USD SOFR + 2.25%, 7.17%, 3/15/2027 (b)	166,466	110,596
Cincinnati Bell, Inc., Senior Secured 2021 Term Loan B2, 1 Month USD SOFR + 3.25%, 8.06%, 11/22/2028 (b)	33,879	33,228
Intelsat Jackson Holdings SA, Senior Secured 2021 Exit Term Loan B, 3 Month USD SOFR + 4.25%, 9.08%, 2/1/2029 (b)	288,231	285,828
Telesat Canada, Senior Secured Term Loan B5, 3 Month USD LIBOR + 2.75%, 7.58%, 12/7/2026 (b)	102,573	53,979
		483,631

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
ELECTRICAL EQUIPMENT — 0.0% (c)
Gates Global LLC, Senior Secured 2022 Term Loan B4, 1 Month USD SOFR + 3.50%, 8.31%, 11/16/2029 (b)	$59,700	$59,649
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (c)
Compass Power Generation LLC, Senior Secured 2022 Term Loan B2, 1 Month USD SOFR + 4.25%, 9.06%, 4/14/2029 (b)	224,524	224,033
Mirion Technologies, Inc., Senior Secured 2021 Term Loan, 6 Month USD LIBOR + 2.75%, 7.59%, 10/20/2028 (b)	205,652	204,528
		428,561
ENTERTAINMENT — 0.1%
AMC Entertainment Holdings, Inc., Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.00%, 7.68%, 4/22/2026 (b)	49,059	35,905
Fertitta Entertainment LLC, Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 4.00%, 8.81%, 1/27/2029 (b)	289,534	285,717
Formula One Holdings Ltd., Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 8.06%, 1/15/2030 (b)	260,000	260,434
NASCAR Holdings, Inc., Senior Secured Term Loan B, 1 Month USD LIBOR + 2.50%, 7.34%, 10/19/2026 (b)	166,774	167,035
SMG U.S. Midco 2, Inc., Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 2.50%, 7.33%, 1/23/2025 (b)	264,317	262,269
WMG Acquisition Corp., Senior Secured 2021 Term Loan G, 1 Month USD LIBOR + 2.13%, 6.97%, 1/20/2028 (b)	345,000	342,040
		1,353,400
Security Description	Principal Amount	Value
FINANCIAL SERVICES — 0.1%
AllSpring Buyer LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.00%, 8.16%, 11/1/2028 (b)	$241,512	$241,210
Astra Acquisition Corp.:
Senior Secured 2021 1st Lien Term Loan, 1 Month USD LIBOR + 5.25%, 10.09%, 10/25/2028 (b)	139,181	120,828
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 8.88%, 13.73%, 10/25/2029 (b)	159,962	119,171
Castlelake Aviation Ltd., Senior Secured Term Loan B, 3 Month USD LIBOR + 2.75%, 7.62%, 10/22/2026 (b)	341,533	338,730
Deerfield Dakota Holding LLC, Senior Secured 2020 USD Term Loan B, 1 Month USD SOFR + 3.75%, 8.56%, 4/9/2027 (b)	254,333	246,916
DirecTV Financing LLC, Senior Secured Term Loan, 1 Month USD LIBOR + 5.00%, 9.84%, 8/2/2027 (b)	235,331	227,015
HighTower Holdings LLC, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.00%, 8.82%, 4/21/2028 (b)	259,146	245,541
Minotaur Acquisition, Inc., Senior Secured Term Loan B, 1 Month USD SOFR + 4.75%, 9.56%, 3/27/2026 (b)	194,494	189,562
		1,728,973
FINANCIAL SERVICES — 0.0% (c)
Edelman Financial Center LLC:
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 11.59%, 7/20/2026 (b)	91,670	86,193
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 8.59%, 4/7/2028 (b)	187,586	181,284

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Eisner Advisory Group LLC, Senior Secured Term Loan, 1 Month USD SOFR + 4.48%, 10.17%, 7/28/2028 (b)	$157,601	$157,798
Greystone Select Financial LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 5.00%, 9.80%, 6/16/2028 (b)	87,785	82,518
Walker & Dunlop, Inc., Senior Secured 2021 Term Loan, 1 Month USD SOFR + 2.25%, 7.16%, 12/16/2028 (b)	113,562	111,575
		619,368
FOOD-MISC/DIVERSIFIED — 0.0% (c)
H Food Holdings LLC, Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.69%, 8.53%, 5/23/2025 (b)	319,045	275,301
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (c)
Bausch & Lomb, Inc., Senior Secured Term Loan, 3 Month USD SOFR + 3.25%, 8.46%, 5/10/2027 (b)	347,649	338,474
Gainwell Acquisition Corp., Senior Secured Term Loan B, 3 Month USD SOFR + 4.00%, 9.16%, 10/1/2027 (b)	314,343	300,984
		639,458
HEALTH CARE PROVIDERS & SERVICES — 0.1%
Air Methods Corp., Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 8.66%, 4/22/2024 (b)	71,475	45,059
Aveanna Healthcare LLC:
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 7.00%, 11.95%, 12/10/2029 (b)	82,260	51,413
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 8.70%, 7/17/2028 (b)	101,054	86,293
Security Description	Principal Amount	Value
CHG Healthcare Services, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.25%, 8.11%, 9/29/2028 (b)	$256,100	$254,019
Envision Healthcare Corp.:
Senior Secured 2022 Second Out Term Loan, 3 Month USD SOFR + 4.25%, 9.15%, 3/31/2027 (b)	107,841	27,499
Senior Secured 2022 Third Out Term Loan, 3 Month USD SOFR + 3.75%, 8.65%, 3/31/2027 (b)	263,563	45,069
Global Medical Response, Inc.:
Senior Secured 2017 Incremental Term Loan, 1 Month USD LIBOR + 4.25%, 9.09%, 3/14/2025 (b)	108,302	76,624
Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 4.25%, 9.24%, 10/2/2025 (b)	120,989	85,700
Heartland Dental LLC, Senior Secured 2021 Incremental Term Loan, 1 Month USD LIBOR + 4.00%, 8.84%, 4/30/2025 (b)	180,906	170,655
Horizon Therapeutics USA, Inc., Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 1.75%, 6.56%, 3/15/2028 (b)	254,800	254,620
ICON Luxembourg Sarl, Senior Secured LUX Term Loan, 3 Month USD SOFR + 2.25%, 7.41%, 7/3/2028 (b)	140,519	140,354
Pediatric Associates Holding Co. LLC:
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 8.09%, 12/29/2028 (b)	210,636	206,488
Senior Secured 2022 Delayed Draw Term Loan, 3 Month USD LIBOR + 3.25%, 8.09%, 12/29/2028 (b)	32,048	26,677
PRA Health Sciences, Inc., Senior Secured US Term Loan, 3 Month USD LIBOR + 2.25%, 7.41%, 7/3/2028 (b)	35,011	34,969

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
RegionalCare Hospital Partners Holdings, Inc., Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.58%, 11/16/2025 (b)	$212,714	$203,142
		1,708,581
HOME FURNISHINGS — 0.0% (c)
AI Aqua Merger Sub, Inc., Senior Secured 2021 1st Lien Term Loan B, 1 Month USD SOFR + 3.75%, 8.37%, 7/31/2028 (b)	138,950	134,522
HOTELS, RESTAURANTS & LEISURE — 0.1%
Alterra Mountain Co., Senior Secured 2021 Series B-2 Consenting Term Loan, 1 Month USD LIBOR + 3.50%, 8.34%, 8/17/2028 (b)	168,357	168,146
Caesars Entertainment Corp., Senior Secured Term Loan B, 1 Month USD SOFR + 3.25%, 8.16%, 2/6/2030 (b)	65,000	64,783
ClubCorp Holdings, Inc., Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 7.89%, 9/18/2024 (b)	153,373	146,854
PENN Entertainment, Inc., Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 2.75%, 7.66%, 5/3/2029 (b)	323,809	323,547
Peraton Corp., Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 8.59%, 2/1/2028 (b)	400,592	396,420
Playa Resorts Holding BV, Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 4.25%, 8.99%, 1/5/2029 (b)	159,600	158,914
Scientific Games International, Inc., Senior Secured 2022 USD Term Loan, 1 Month USD SOFR + 3.00%, 7.96%, 4/14/2029 (b)	138,950	138,110
Security Description	Principal Amount	Value
Travelport Finance Sarl, Senior Secured 2020 Super Priority Term Loan, 3 Month USD LIBOR + 1.50%, 7.25%, 2/28/2025 (b)	$307,785	$316,405
		1,713,179
HOUSEHOLD DURABLES — 0.0% (c)
Springs Windows Fashions LLC, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.00%, 8.75%, 10/6/2028 (b)	117,678	99,438
HOUSEHOLD PRODUCTS — 0.0% (c)
Conair Holdings LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.75%, 8.91%, 5/17/2028 (b)	106,470	97,952
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (c)
Calpine Corp., Senior Secured 2019 Term Loan B10, 1 Month USD LIBOR + 2.00%, 6.84%, 8/12/2026 (b)	77,200	76,835
Vistra Operations Co. LLC, Senior Secured 1st Lien Term Loan B3, 1 Month USD LIBOR + 1.75%, 6.46%, 12/31/2025 (b)	344,023	342,649
		419,484
INSURANCE — 0.1%
Acrisure LLC:
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 8.36%, 2/15/2027 (b)	302,791	293,833
Senior Secured 2021 First Lien Term Loan B, 1 Month USD LIBOR + 4.25%, 9.09%, 2/15/2027 (b)	138,250	135,831
Alliant Holdings Intermediate LLC:
Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 3.50%, 8.28%, 11/6/2027 (b)	152,675	151,339
Senior Secured 2023 Term Loan B5, 1 Month USD SOFR + 3.50%, 8.35%, 11/5/2027 (b)	164,588	163,128

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
AmWINS Group, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.25%, 7.09%, 2/19/2028 (b)	$309,316	$306,116
AssuredPartners, Inc.:
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 8.34%, 2/12/2027 (b)	320,303	317,781
Senior Secured 2022 Term Loan, 1 Month USD SOFR + 3.50%, 8.29%, 2/12/2027 (b)	103,950	103,040
OneDigital Borrower LLC, Senior Secured 2021 Term Loan, 3 Month USD SOFR + 4.25%, 9.16%, 11/16/2027 (b)	311,345	300,448
		1,771,516
INTERACTIVE MEDIA & SERVICES — 0.0% (c)
Rentpath, Inc., Senior Secured 2021 Stub Current Face Term Loan, 4/1/2028 (h)	24,474	367
INTERNET & CATALOG RETAIL — 0.0% (c)
PUG LLC, Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50%, 8.34%, 2/12/2027 (b)	311,172	227,157
INTERNET & TELECOM — 0.0% (c)
Cablevision Lightpath LLC, Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 7.93%, 11/30/2027 (b)	386,112	382,896
CNT Holdings I Corp., Senior Secured 2020 Term Loan, 3 Month USD SOFR + 3.50%, 8.13%, 11/8/2027 (b)	133,562	131,692
Go Daddy Operating Co. LLC, Senior Secured 2022 Term Loan B5, 1 Month USD SOFR + 3.25%, 8.06%, 11/9/2029 (b)	49,875	49,909
Uber Technologies, Inc., Senior Secured 2023 Term Loan B, 3 Month USD SOFR + 2.75%, 7.66%, 3/3/2030 (b)	144,638	144,513
		709,010
Security Description	Principal Amount	Value
LEISURE INDUSTRY — 0.0% (c)
Carnival Corp., Senior Secured 2021 Incremental Term Loan B, 1 Month USD LIBOR + 3.25%, 8.08%, 10/18/2028 (b)	$293,153	$287,107
LEISURE&REC/GAMES — 0.0% (c)
Scientific Games Holdings LP, Senior Secured 2022 USD Term Loan B, 3 Month USD SOFR + 3.50%, 8.10%, 4/4/2029 (b)	239,012	236,080
LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
Parexel International Corp., Senior Secured 2021 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 8.09%, 11/15/2028 (b)	381,150	377,411
MACHINERY — 0.1%
Alliance Laundry Systems LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 8.31%, 10/8/2027 (b)	116,014	115,217
American Trailer World Corp., Senior Secured Term Loan B, 1 Month USD SOFR + 3.75%, 8.66%, 3/3/2028 (b)	74,018	64,858
Columbus McKinnon Corp., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.75%, 7.94%, 5/14/2028 (b)	30,777	30,642
Filtration Group Corp., Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 7.84%, 3/29/2025 (b)	387,190	386,584
Grinding Media, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.00%, 8.70%, 10/12/2028 (b)	106,729	100,859
Madison IAQ LLC, Senior Secured Term Loan, 6 Month USD LIBOR + 3.25%, 8.30%, 6/21/2028 (b)	358,612	342,161

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Titan Acquisition Ltd., Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.00%, 8.15%, 3/28/2025 (b)	$267,529	$254,432
		1,294,753
MACHINERY-CONSTRUCTION & MINING — 0.0% (c)
Clear Channel Outdoor Holdings, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 8.33%, 8/21/2026 (b)	238,329	222,640
MEDIA — 0.1%
Charter Communications Operating LLC, Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 1.75%, 6.56%, 2/1/2027 (b)	182,634	181,236
Diamond Sports Group LLC, Senior Secured 2022 2nd Lien Term Loan, 3 Month USD SOFR + 3.25%, 8.03%, 8/24/2026 (b)	171,496	9,825
Gray Television, Inc., Senior Secured 2021 Term Loan D, 1 Month USD LIBOR + 3.00%, 7.66%, 12/1/2028 (b)	349,116	340,390
NEP/NCP Holdco, Inc., Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 8.09%, 10/20/2025 (b)	142,764	133,365
Radiate Holdco LLC, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 8.09%, 9/25/2026 (b)	146,708	120,648
Sinclair Television Group, Inc., Senior Secured Term Loan B2B, 1 Month USD LIBOR + 2.50%, 7.35%, 9/30/2026 (b)	127,419	117,226
Univision Communications, Inc., Senior Secured 2022 First Lien Term Loan B, 3 Month USD SOFR + 4.25%, 9.15%, 6/24/2029 (b)	44,663	44,428
Vertical U.S. Newco, Inc., Senior Secured Term Loan B, 6 Month USD LIBOR + 3.50%, 8.60%, 7/30/2027 (b)	209,475	204,637
Security Description	Principal Amount	Value
Ziggo Financing Partnership, Senior Secured USD Term Loan I, 1 Month USD LIBOR + 2.50%, 7.18%, 4/30/2028 (b)	$190,000	$188,021
		1,339,776
METALS & MINING — 0.0% (c)
Tiger Acquisition LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.25%, 8.16%, 6/1/2028 (b)	116,206	113,301
MRI/MEDICAL DIAG IMAGING — 0.0% (c)
Radiology Partners, Inc., Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 4.25%, 9.09%, 7/9/2025 (b)	306,250	248,349
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Pacific Gas & Electric Co., Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 7.88%, 6/23/2025 (b)	314,320	313,977
Par Petroleum LLC, Senior Secured 2023 Term Loan B, 3 Month USD SOFR + 4.25%, 9.24%, 2/28/2030 (b)	50,000	49,167
Waterbridge Midstream Operating LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 5.75%, 10.57%, 6/22/2026 (b)	166,127	163,647
		526,791
PASSENGER AIRLINES — 0.1%
Air Canada, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 8.37%, 8/11/2028 (b)	193,537	193,477
American Airlines, Inc.:
Senior Secured 2017 1st Lien Term Loan, 3 Month USD SOFR + 3.50%, 8.26%, 1/29/2027 (b)	213,400	208,788
Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75%, 9.56%, 4/20/2028 (b)	310,000	315,253

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Kestrel Bidco, Inc., Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 7.51%, 12/11/2026 (b)	$119,808	$115,133
Mileage Plus Holdings LLC, Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 5.25%, 10.21%, 6/21/2027 (b)	429,250	446,180
SkyMiles IP Ltd., Senior Secured 2020 Skymiles Term Loan B, 3 Month USD LIBOR + 3.75%, 8.56%, 10/20/2027 (b)	204,250	212,013
United Airlines, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.57%, 4/21/2028 (b)	351,533	349,819
		1,840,663
PERSONAL CARE PRODUCTS — 0.0% (c)
Kronos Acquisition Holdings, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.70%, 12/22/2026 (b)	225,984	217,761
PHARMACEUTICALS — 0.1%
Jazz Financing Lux Sarl, Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50%, 8.34%, 5/5/2028 (b)	509,292	507,966
Organon & Co., Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.00%, 7.97%, 6/2/2028 (b)	486,545	486,949
Perrigo Investments LLC, Senior Secured Term Loan B, 1 Month USD SOFR + 2.50%, 7.29%, 4/20/2029 (b)	104,213	103,691
PetVet Care Centers LLC, Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 3.50%, 8.34%, 2/14/2025 (b)	221,231	214,151
Southern Veterinary Partners LLC, Senior Secured Term Loan, 1 Month USD LIBOR + 4.00%, 8.84%, 10/5/2027 (b)	54,082	52,257
		1,365,014
Security Description	Principal Amount	Value
PIPELINES — 0.0% (c)
BCP Renaissance Parent LLC, Senior Secured 2022 Term Loan B3, 3 Month USD SOFR + 3.50%, 8.40%, 10/31/2026 (b)	$138,191	$137,328
CQP Holdco LP, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 8.66%, 6/5/2028 (b)	272,940	271,270
Freeport LNG Investments LLLP, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 8.31%, 12/21/2028 (b)	211,066	204,959
GIP II Blue Holding LP, Senior Secured Term Loan B, 3 Month USD LIBOR + 4.50%, 9.66%, 9/29/2028 (b)	112,051	111,666
Oryx Midstream Services Permian Basin LLC, Senior Secured 2023 Incremental Term Loan, 1 Month USD SOFR + 3.25%, 8.06%, 10/5/2028 (b)	240,679	236,978
		962,201
PROFESSIONAL SERVICES — 0.0% (c)
Dun & Bradstreet Corp., Senior Secured 2022 Incremental Term Loan B2, 1 Month USD SOFR + 3.25%, 8.04%, 1/18/2029 (b)	69,300	68,997
Proofpoint, Inc., Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 8.09%, 8/31/2028 (b)	335,750	328,941
Trans Union LLC, Senior Secured 2021 Term Loan B6, 1 Month USD LIBOR + 2.25%, 7.09%, 12/1/2028 (b)	509,881	506,905
		904,843
PUBLISHING-BOOKS — 0.0% (c)
Getty Images, Inc., Senior Secured 2019 USD Term Loan B, 3 Month USD SOFR + 4.50%, 9.38%, 2/19/2026 (b)	162,953	163,088

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
RETAIL-BUILDING PRODUCTS — 0.0% (c)
LBM Acquisition LLC, Senior Secured Term Loan B, 6 Month USD LIBOR + 3.75%, 8.96%, 12/17/2027 (b)	$125,655	$118,764
Park River Holdings, Inc., Senior Secured Term Loan, 3 Month USD LIBOR + 3.25%, 8.00%, 12/28/2027 (b)	119,960	110,776
		229,540
RETAIL-RESTAURANTS — 0.0% (c)
IRB Holding Corp., Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 3.00%, 7.74%, 12/15/2027 (b)	64,836	63,859
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (c)
Bright Bidco BV, Senior Secured 2022 Exit Term Loan, 3 Month USD SOFR + 1.00%, 12.68%, 10/31/2027 (b)	23,801	20,291
Ultra Clean Holdings, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 8.59%, 8/27/2025 (b)	129,068	129,330
		149,621
SOFTWARE — 0.2%
Applied Systems, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD SOFR + 6.75%, 11.63%, 9/17/2027 (b)	210,000	210,394
Senior Secured 2022 Extended 1st Lien Term Loan, 3 Month USD SOFR + 4.50%, 9.38%, 9/18/2026 (b)	277,890	277,890
Castle U.S. Holding Corp., Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.75%, 8.59%, 1/29/2027 (b)	312,860	206,657
CDK Global, Inc., Senior Secured 2022 USD Term Loan B, 3 Month USD SOFR + 4.50%, 9.39%, 7/6/2029 (b)	144,638	144,415
Security Description	Principal Amount	Value
Cengage Learning, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.75%, 9.88%, 7/14/2026 (b)	$269,173	$250,501
Constant Contact, Inc., Senior Secured Term Loan, 3 Month USD LIBOR + 4.00%, 8.81%, 2/10/2028 (b)	114,383	108,330
Cornerstone OnDemand, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75%, 8.60%, 10/16/2028 (b)	132,116	122,373
DCert Buyer, Inc.:
Senior Secured 2019 Term Loan B, 3 Month USD SOFR + 4.00%, 8.70%, 10/16/2026 (b)	75,394	73,993
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 7.00%, 11.70%, 2/19/2029 (b)	55,000	51,134
Finastra USA, Inc.:
Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 8.33%, 6/13/2024 (b)	255,275	239,616
Senior Secured USD 2nd Lien Term Loan, 3 Month USD LIBOR + 7.25%, 12.08%, 6/13/2025 (b)	105,000	85,241
First Advantage Holdings LLC, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.75%, 7.59%, 1/31/2027 (b)	275,667	274,590
GoTo Group, Inc., Senior Secured Term Loan B, 1 Month USD LIBOR + 4.75%, 9.59%, 8/31/2027 (b)	127,820	73,674
Grab Holdings, Inc., Senior Secured Term Loan B, 1 Month USD LIBOR + 4.50%, 9.35%, 1/29/2026 (b)	137,025	136,785
Greeneden U.S. Holdings II LLC, Senior Secured 2020 USD Term Loan B4, 1 Month USD LIBOR + 4.00%, 8.84%, 12/1/2027 (b)	319,327	315,260

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Hyland Software, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 6.25%, 11.09%, 7/7/2025 (b)	$45,000	$43,200
I-Logic Technologies Bidco Ltd., Senior Secured 2021 USD Term Loan B, 3 Month USD SOFR + 4.00%, 8.90%, 2/16/2028 (b)	272,500	263,871
Informatica LLC, Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 2.75%, 7.60%, 10/27/2028 (b)	326,700	324,929
ION Trading Finance Ltd., Senior Secured 2021 USD Term Loan, 3 Month USD LIBOR + 4.75%, 9.91%, 4/3/2028 (b)	189,721	179,406
Ivanti Software, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25%, 9.21%, 12/1/2027 (b)	72,317	59,642
McAfee LLC, Senior Secured 2022 USD Term Loan B, 1 Month USD SOFR + 3.75%, 8.52%, 3/1/2029 (b)	103,340	97,475
MedAssets Software Intermediate Holdings, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.00%, 8.85%, 12/18/2028 (b)	212,850	198,749
Mitchell International, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.50%, 10/15/2028 (b)	242,653	230,038
PointClickCare Technologies, Inc., Senior Secured Term Loan B, 6 Month USD LIBOR + 3.00%, 7.88%, 12/29/2027 (b)	142,100	140,324
Polaris Newco LLC, Senior Secured USD Term Loan B, 3 Month USD LIBOR + 4.00%, 9.16%, 6/2/2028 (b)	122,694	112,230
Sophia LP, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 8.66%, 10/7/2027 (b)	420,622	416,418
Security Description	Principal Amount	Value
UKG, Inc., Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 5.25%, 10.03%, 5/3/2027 (b)	$70,000	$67,445
		4,704,580
SPECIALTY RETAIL — 0.1%
Great Outdoors Group LLC, Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.75%, 8.59%, 3/6/2028 (b)	270,524	267,482
Jo-Ann Stores, Inc., Senior Secured 2021 Term Loan B1, 3 Month USD LIBOR + 4.75%, 9.57%, 7/7/2028 (b)	236,400	132,502
K-Mac Holdings Corp., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 8.35%, 7/21/2028 (b)	191,344	185,867
Michaels Cos., Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25%, 9.41%, 4/15/2028 (b)	89,185	82,111
PetSmart, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 8.66%, 2/11/2028 (b)	295,500	293,593
Pilot Travel Centers LLC, Senior Secured 2021 Term Loan B, 1 Month USD SOFR + 2.00%, 6.91%, 8/4/2028 (b)	345,000	344,281
Rent-A-Center, Inc., Senior Secured 2021 First Lien Term Loan B, 3 Month USD LIBOR + 3.25%, 8.13%, 2/17/2028 (b)	158,496	157,307
Restoration Hardware, Inc., Senior Secured Term Loan B, 1 Month USD LIBOR + 2.50%, 7.34%, 10/20/2028 (b)	236,400	221,980
SRS Distribution, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50%, 8.34%, 6/2/2028 (b)	250,950	242,982
Staples, Inc., Senior Secured 7 Year Term Loan, 3 Month USD LIBOR + 5.00%, 9.81%, 4/16/2026 (b)	206,250	190,417

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Victoria's Secret & Co., Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 8.24%, 8/2/2028 (b)	$206,850	$205,299
Whatabrands LLC, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 8.09%, 8/3/2028 (b)	291,312	288,683
		2,612,504
STEEL-PRODUCERS — 0.0% (c)
Phoenix Services International LLC:
Senior Secured 2022 DIP New Money Term Loan, 1 Month USD SOFR + 12.00%, 16.81%, 5/29/2023 (b)	41,272	39,724
Senior Secured 2022 DIP PIK Roll Up Term Loan, 1 Month USD SOFR + 12.00%, 16.81%, 5/29/2023 (b)	93,308	89,809
Senior Secured Term Loan, 3 Month USD LIBOR + 2.75%, 10.75%, 3/1/2025 (b)	305,528	32,128
		161,661
TELECOM SERVICES — 0.0% (c)
Connect Finco Sarl, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50%, 8.34%, 12/11/2026 (b)	140,650	139,991
TELECOMMUNICATION EQUIP — 0.0% (c)
Cyxtera DC Holdings, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 3.00%, 7.82%, 5/1/2024 (b)	294,531	240,903
GOGO Intermediate Holdings LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.75%, 8.58%, 4/30/2028 (b)	168,067	167,121
		408,024
Security Description	Principal Amount	Value
TRANSPORT-SERVICES — 0.0% (c)
Echo Global Logistics, Inc., Senior Secured Term Loan, 1 Month USD LIBOR + 3.500%, 8.34%, 11/23/2028 (b)	$202,950	$197,333
EG America LLC, Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 9.16%, 2/7/2025 (b)	174,820	167,759
EG Group Ltd., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.25%, 9.41%, 3/31/2026 (b)	152,948	146,792
Element Materials Technology Group U.S. Holdings, Inc.:
Senior Secured 2022 USD Delayed Draw Term Loan B, 3 Month USD SOFR + 4.25%, 9.25%, 7/6/2029 (b)	40,950	40,566
Senior Secured 2022 USD Term Loan, 3 Month USD SOFR + 4.25%, 9.25%, 7/6/2029 (b)	88,725	87,893
Endure Digital, Inc., Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 8.22%, 2/10/2028 (b)	121,959	114,336
Everi Holdings, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.50%, 7.34%, 8/3/2028 (b)	112,412	112,281
ExGen Renewables IV LLC, Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 2.50%, 7.46%, 12/15/2027 (b)	198,332	197,630
LaserShip, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 7.50%, 12.66%, 5/7/2029 (b)	40,000	26,200
Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.50%, 9.66%, 5/7/2028 (b)	137,900	118,249
		1,209,039
TOTAL SENIOR FLOATING RATE LOANS (Cost $46,248,353)		43,997,414

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.4%
Federal Home Loan Mortgage Corp.:
2.50%, 9/1/2050	$13,256,166	$11,513,254
3.00%, 11/1/2042	6,082,476	5,612,797
3.00%, 12/1/2042	5,299,275	4,850,252
3.00%, 1/1/2045	707,882	651,590
3.00%, 2/1/2045	491,848	450,823
3.00%, 3/1/2045	484,058	443,683
3.00%, 4/1/2045	13,777,229	12,667,266
3.00%, 5/1/2045	1,902,449	1,743,767
3.00%, 8/1/2045	5,526,606	5,065,635
3.00%, 7/1/2047	1,934,915	1,770,964
3.00%, 6/1/2051	17,730,759	15,939,845
3.00%, 10/1/2051	16,028,555	14,481,541
3.50%, 2/1/2045	787,174	745,672
3.50%, 4/1/2045	11,950,127	11,313,293
3.50%, 6/1/2045	5,992,457	5,670,977
3.50%, 10/1/2045	6,219,998	5,886,311
3.50%, 2/1/2046	3,077,970	2,903,597
4.00%, 4/1/2047	8,466,628	8,233,566
4.00%, 7/1/2047	2,110,564	2,052,466
4.00%, 10/1/2047	4,699,433	4,570,071
4.00%, 7/1/2052	32,438,884	31,020,675
4.50%, 6/1/2044	921,087	924,006
4.50%, 7/1/2052	14,374,688	14,085,053
4.50%, 10/1/2052	17,920,313	17,547,387
Federal Home Loan Mortgage Corp. REMICS:
Series 3852, Class NS, CMO, IO, REMIC, 1 Month USD LIBOR + 6.00%, 1.32%, 5/15/2041 (b)	3,313,044	319,104
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	2,024,824	1,938,412
Series 3935, Class SJ, CMO, IO, REMIC, 1 Month USD LIBOR + 6.65%, 1.97%, 5/15/2041 (b)	545,476	20,545
Series 4120, Class KA, CMO, REMIC, 1.75%, 10/15/2032	5,374,658	5,041,101
Series 4165, Class ZT, CMO, REMIC, 3.00%, 2/15/2043	4,381,388	3,561,994
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	29,007,734	28,181,183
Series 4434, Class LZ, CMO, REMIC, 3.00%, 2/15/2045	3,822,137	3,364,963
Security Description	Principal Amount	Value
Series 4444, Class CZ, CMO, REMIC, 3.00%, 2/15/2045	$14,014,502	$12,459,342
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	685,512	666,458
Series 4471, Class GA, CMO, REMIC, 3.00%, 2/15/2044	3,522,494	3,339,232
Series 4474, Class ZX, CMO, REMIC, 4.00%, 4/15/2045	14,150,350	13,637,965
Series 4483, Class CA, CMO, REMIC, 3.00%, 6/15/2044	3,435,079	3,264,496
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	2,858,839	2,696,344
Series 4492, Class GZ, CMO, REMIC, 3.50%, 7/15/2045	7,691,458	7,258,770
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	3,065,151	2,933,264
Series 4533, Class AB, CMO, REMIC, 3.00%, 6/15/2044	2,871,148	2,728,295
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	5,211,991	4,938,622
Series 4702, Class ZL, CMO, 3.00%, 7/15/2047	14,694,662	13,207,752
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	2,979,218	2,711,759
Series 5130, Class SD, CMO, IO, SOFR30A + 2.60%, 0.32%, 8/25/2051 (b)	80,817,319	1,099,308
Series 5243, Class IB, 3.00%, 1/25/2051	17,653,313	3,069,178
Federal Home Loan Mortgage Corp. STACR REMIC Trust:
Series 2021-HQA4, Class M2, CMO, SOFR30A + 2.35%, 6.91%, 12/25/2041 (a) (b)	5,000,000	4,500,090
Series 2022-DNA2, Class M2, SOFR30A + 3.75%, 8.31%, 2/25/2042 (a) (b)	9,500,000	9,137,591
Series 2022-DNA3, Class M1B, SOFR30A + 2.90%, 7.46%, 4/25/2042 (a) (b)	20,000,000	19,670,967

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp. Strips Series 326, Class 300, CMO, 3.00%, 3/15/2044	$9,907,511	$9,010,006
Federal National Mortgage Association:
1.41%, 12/1/2030	10,000,000	8,083,337
1.91%, 12/1/2031	10,000,000	8,263,647
1.98%, 10/1/2033	19,500,000	15,754,291
2.22%, 12/1/2029	5,400,000	4,754,824
2.50%, 10/1/2040	18,825,323	16,768,273
2.50%, 9/1/2046	1,847,358	1,583,943
2.50%, 2/1/2047	4,645,796	4,089,706
2.50%, 11/1/2050	7,741,390	6,753,890
2.50%, 5/1/2051	8,300,410	7,182,176
2.80%, 11/1/2039	10,034,000	7,928,704
3.00%, 5/1/2035	2,958,805	2,795,433
3.00%, 10/1/2041	9,219,283	8,438,074
3.00%, 3/1/2043	2,203,863	2,031,700
3.00%, 7/1/2043	2,193,718	1,976,816
3.00%, 1/1/2045	69,095	62,267
3.00%, 3/1/2045	643,148	588,944
3.00%, 4/1/2045	1,299,273	1,165,794
3.00%, 7/1/2045	12,082,878	11,138,980
3.00%, 10/1/2046	2,317,516	2,121,138
3.00%, 2/1/2047	8,387,925	7,677,162
3.00%, 11/1/2048	5,160,927	4,723,609
3.00%, 10/1/2049	3,556,481	3,153,981
3.00%, 4/1/2053	10,847,279	9,999,905
3.50%, 9/1/2034	836,653	811,767
3.50%, 12/1/2034	718,140	696,780
3.50%, 2/1/2035	482,736	468,377
3.50%, 1/1/2045	5,150,533	4,874,346
3.50%, 2/1/2045	1,543,589	1,460,817
3.50%, 6/1/2045	6,244,749	5,903,976
3.50%, 11/1/2051	12,648,863	11,843,357
3.88%, 10/1/2030	11,489,225	11,238,140
4.00%, 6/1/2052	12,019,401	11,487,290
4.00%, 12/1/2052	24,756,155	23,754,941
4.50%, 3/1/2044	701,445	702,988
4.50%, 6/1/2044	244,806	245,344
4.50%, 7/1/2044	293,364	294,010
4.50%, 2/1/2045	469,807	470,840
5.00%, 9/1/2052	8,532,970	8,521,099
3.00%, 6/1/2051	15,901,805	14,297,436
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2022-R02, Class 2M2, CMO, SOFR30A + 3.00%, 7.56%, 1/25/2042 (a) (b)	12,000,000	11,370,939
Series 2023-R02, Class 1M2, SOFR30A + 3.35%, 7.92%, 1/25/2043 (a) (b)	13,500,000	13,426,903
Security Description	Principal Amount	Value
Federal National Mortgage Association REMICS:
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	$1,079,520	$1,031,783
Series 2011-51, Class CI, CMO, IO, REMIC, 1 Month USD LIBOR + 6.00%, 1.15%, 6/25/2041 (b)	1,963,380	189,740
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	1,458,449	1,349,233
Series 2012-148, Class VZ, 3.00%, 1/25/2043	31,986,338	29,149,999
Series 2012-151, Class SB, CMO, REMIC, 1 Month USD LIBOR + 6.00%, 0.35%, 1/25/2043 (b)	20,907	12,950
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	18,924,304	17,416,659
Series 2013-18, Class CD, CMO, REMIC, 1.50%, 10/25/2027	868,511	838,516
Series 2013-30, Class PS, CMO, REMIC, 1 Month USD LIBOR + 6.00%, 0.35%, 4/25/2043 (b)	611,451	408,882
Series 2014-21, Class GZ, CMO, REMIC, 3.00%, 4/25/2044	3,706,098	3,364,691
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	4,431,166	4,033,778
Series 2015-42, Class CA, CMO, REMIC, 3.00%, 3/25/2044	2,180,166	2,066,130
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	3,529,052	3,343,129
Series 2016-72, Class PA, CMO, REMIC, 3.00%, 7/25/2046	3,685,574	3,367,691
Series 2016-81, Class PA, CMO, REMIC, 3.00%, 2/25/2044	1,798,183	1,742,118
Series 2016-9, Class A, CMO, REMIC, 3.00%, 9/25/2043	70,848	70,318
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	4,094,770	3,958,302
Series 2017-87, Class BA, CMO, REMIC, 3.00%, 12/25/2042	1,688,900	1,655,992
Series 2020-1, Class LA, 4.00%, 2/25/2060	12,839,665	11,333,934

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-47, Class GL, CMO, 2.00%, 5/25/2046	$8,905,257	$7,743,685
Series 2021-29, Class BA, CMO, 1.25%, 5/25/2041	9,590,925	8,399,701
Series 2021-35, Class EH, CMO, 2.00%, 2/25/2037	16,139,874	14,510,075
Federal National Mortgage Association-Aces:
Series 2018-M10, Class A1, 3.36%, 7/25/2028 (b)	1,423,476	1,406,527
Series 2020-M12, Class IO, 1.28%, 7/25/2029 (b)	98,866,575	5,967,871
Government National Mortgage Association:
2.50%, 3/20/2051	9,156,526	8,088,071
3.00%, 2/20/2052	23,747,898	21,623,705
Series 2021-143, Class IO, IO, VRN, 0.97%, 10/16/2063 (b)	84,100,757	5,744,314
Series 2021-40, Class IO, IO, VRN, 0.82%, 2/16/2063 (b)	72,953,260	4,548,037
Series 2021-57, Class AI, 2.00%, 2/20/2051	9,230,970	1,012,194
Series 2021-60, Class IO, IO, VRN, 0.83%, 5/16/2063 (b)	56,666,856	3,559,219
Series 2021-79, Class IO, IO, 0.88%, 8/16/2063 (b)	81,486,784	5,411,773
Series 2021-80, Class IO, IO, VRN, 0.90%, 12/16/2062 (b)	88,857,732	5,989,786
Series 2021-85, Class IO, IO, VRN, 0.68%, 3/16/2063 (b)	101,059,346	5,915,258
Series 2021-99, Class IO, IO, VRN, 0.59%, 5/16/2061 (b)	41,895,892	2,231,311
Series 2022-91, Class IO, 0.43%, 7/16/2064 (b)	82,156,890	4,218,379
Government National Mortgage Association REMICS:
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	1,291,078	1,252,654
Series 2014-43, Class PS, CMO, IO, REMIC, 1 Month USD LIBOR + 6.18%, 1.42%, 7/20/2042 (b)	1,454,882	44,066
Series 2020-116, Class HS, CMO, IO, 1 Month USD LIBOR + 6.20%, 1.44%, 8/20/2050 (b)	7,367,426	910,161
Security Description	Principal Amount	Value
Series 2020-173, Class SY, CMO, IO, 1 Month USD LIBOR + 6.30%, 1.54%, 11/20/2050 (b)	$27,118,800	$3,588,456
Series 2020-173, Class TI, CMO, IO, 2.00%, 11/20/2050	33,114,052	3,799,389
Series 2020-176, Class SL, CMO, IO, 1 Month USD LIBOR + 5.00%, 0.24%, 11/20/2050 (b)	9,013,909	651,891
Series 2020-185, Class SE, CMO, IO, 1 Month USD LIBOR + 6.30%, 1.54%, 12/20/2050 (b)	32,450,581	4,226,806
Series 2021-1, Class IH, 2.50%, 1/20/2051	40,688,806	5,516,487
Series 2021-118, Class EI, 2.50%, 7/20/2051	16,515,075	1,816,551
Series 2021-125, Class SN, CMO, IO, 1 Month USD LIBOR + 4.20%, 0.26%, 1/20/2051 (b)	8,357,966	480,370
Series 2021-137, Class IQ, 3.00%, 8/20/2051	22,810,053	3,543,062
Series 2021-196, Class IM, 3.00%, 11/20/2051	29,598,166	4,624,017
Series 2021-196, Class UI, IO, 3.00%, 11/20/2051	46,467,893	4,942,083
Series 2021-30, Class KI, 3.00%, 2/20/2051	8,977,685	1,420,746
Series 2021-44, Class IQ, 3.00%, 3/20/2051	9,240,214	1,422,698
Series 2021-8, Class KX, 3.00%, 1/20/2051	11,498,152	1,786,191
Series 2022-180, Class IO, 2.50%, 6/20/2051	45,775,772	6,604,802
Series 2022-61, Class EI, 3.00%, 7/20/2051	3,882,490	598,798
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $925,590,170)		836,740,155
U.S. TREASURY OBLIGATIONS — 27.6%
U.S. Treasury Bills 4.71%, 12/28/2023	10,900,000	10,552,933
U.S. Treasury Bonds:
3.63%, 2/15/2053	302,000,000	299,876,562
4.00%, 11/15/2052	119,500,000	126,875,391
U.S. Treasury Notes:
2.75%, 8/15/2032	14,300,000	13,457,641
3.50%, 1/31/2028	11,300,000	11,242,617
3.50%, 2/15/2033	199,500,000	199,842,891
3.63%, 3/31/2028	12,100,000	12,121,742
3.63%, 3/31/2030	12,000,000	12,058,125
3.88%, 3/31/2025	12,900,000	12,861,199

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 1/15/2026	$15,200,000	$15,205,938
3.88%, 12/31/2027	9,500,000	9,600,938
4.00%, 2/15/2026	4,800,000	4,820,250
4.00%, 2/29/2028	9,800,000	9,978,391
4.00%, 2/28/2030	11,700,000	12,012,609
4.63%, 2/28/2025	15,900,000	16,054,652
4.63%, 3/15/2026	18,900,000	19,331,156
TOTAL U.S. TREASURY OBLIGATIONS (Cost $770,624,600)		785,893,035
MORTGAGE-BACKED SECURITIES — 10.4%
Alternative Loan Trust Series 2005-54CB, Class 1A1, 1 Month USD LIBOR + 0.65%, 5.50%, 11/25/2035	5,375,439	4,057,791
American Home Mortgage Investment Trust Series 2007-1, Class GA1C, 5.04%, 5/25/2047 (b)	5,318,501	3,090,549
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 5.83%, 10/25/2036 (e)	1,780,916	1,449,021
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	3,337,863	2,575,728
BBCMS Mortgage Trust Series 2022-C18, Class XD, 2.15%, 12/15/2055 (a) (b)	12,094,000	1,913,792
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 5.91%, 1/26/2037 (a) (b)	5,868,378	4,991,538
BRAVO Residential Funding Trust Series 2022-NQM3, Class A1, COR, 5.11%, 7/25/2062 (a) (b)	3,715,495	3,678,614
ChaseFlex Trust Series 2007-3, Class 1A2, CMO , IO, 1 Month USD LIBOR + 0.46%, 5.31%, 7/25/2037 (b)	7,752,268	2,015,236
CHL Mortgage Pass-Through Trust:
Series 2007-3, Class A1, 6.00%, 4/25/2037	2,929,660	1,524,588
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	695,692	521,146
Series 2007-10, Class A4, 5.50%, 7/25/2037	3,461,799	1,648,580
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	2,115,738	1,265,211
Security Description	Principal Amount	Value
Series 2007-HYB1, Class 2A1, CMO, 3.75%, 3/25/2037 (b)	$1,062,813	$834,440
CIM Trust Series 2023-R2, Class A1, 5.50%, 8/25/2064 (a)	16,436,026	16,450,785
Citigroup Mortgage Loan Trust, Inc.:
Series 2007-10, Class 2A2A, CMO, 3.89%, 9/25/2037 (b)	2,035,940	1,589,177
Series 2007-AR4, Class 1A1A, CMO, 4.03%, 3/25/2037 (b)	1,217,042	969,681
Series 2007-AR5, Class 1A2A, CMO, 4.13%, 4/25/2037 (b)	611,344	527,860
Series 2021-JL1, Class A, 2.75%, 2/27/2062 (a) (b)	909,548	824,995
CitiMortgage Alternative Loan Trust:
Series 2007-A3, Class 1A4, 5.75%, 3/25/2037	2,851,074	2,472,474
Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	3,655,056	2,848,456
COLT Mortgage Loan Trust:
Series 2022-2, Class A1, 2.99%, 2/25/2067 (a) (e)	16,765,403	14,825,479
Series 2022-3, Class M1, 4.25%, 2/25/2067 (a) (b)	10,023,000	8,025,006
Countrywide Alternative Loan Trust:
Series 2007-16CB, Class 2A1, 5.30%, 8/25/2037 (b)	6,632,050	2,532,882
Series 2005-21CB, Class A3, CMO, 5.25%, 6/25/2035	1,650,713	1,248,273
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	3,163,951	1,883,290
Series 2006-24CB, Class A9, CMO, 6.00%, 8/25/2036	2,539,010	1,443,241
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	2,322,655	1,251,717
Series 2006-OA2, Class A1, CMO, 1 Month USD LIBOR + 0.42%, 5.18%, 5/20/2046 (b)	1,738,094	1,536,899
Credit Suisse Mortgage Capital Certificates Series 2021-RPL9, Class A1, 2.44%, 2/25/2061 (a) (b)	5,205,513	4,849,751

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CSMC Mortgage-Backed Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	$1,198,340	$1,029,661
CSMC Trust:
Series 2021-JR2, Class A1, 2.22%, 11/25/2061 (a) (b)	7,630,653	7,247,024
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (e)	10,331,865	9,861,199
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (a) (b)	4,918,284	4,651,755
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR3, Class 1A4, 1 Month USD LIBOR + 0.64%, 5.49%, 6/25/2037 (b)	3,549,155	2,878,270
Ellington Financial Mortgage Trust Series 2022-3, Class A1, 5.00%, 8/25/2067 (a) (e)	5,908,369	5,839,946
First Horizon Alternative Mortgage Securities Trust:
Series 2007-FA4, Class 1A4, 6.25%, 8/25/2037	2,749,480	1,183,497
Series 2007-FA4, Class 1A7, 6.00%, 8/25/2037	1,924,954	801,918
Government National Mortgage Association REMICS:
Series 2016-99, Class LA, 2.00%, 11/20/2043	9,029,471	7,622,908
Series 2020-181, Class QI, 3.00%, 12/20/2050	8,673,018	1,265,732
GSR Mortgage Loan Trust:
Series 2006-OA1, Class 1A1, CMO, 1 Month USD LIBOR + 0.44%, 5.29%, 8/25/2046 (b)	13,876,872	3,135,616
Series 2007-AR1, Class 2A1, 3.53%, 3/25/2047 (b)	4,248,551	2,654,786
HOMES Trust Series 2023-NQM1, Class A1, 6.18%, 1/25/2068 (a) (e)	6,936,802	7,031,573
IndyMac IMJA Mortgage Loan Trust Series 2007-A4, Class A1, CMO, 6.25%, 2/25/2038	21,489,286	7,318,293
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 3A1B, CMO, 3.27%, 4/25/2036 (b)	1,164,230	961,820
Security Description	Principal Amount	Value
Legacy Mortgage Asset Trust Series 2020-SL1, Class M, 3.25%, 1/25/2060 (a) (b)	$8,492,000	$7,875,128
Lehman XS Trust Series 2006-GP2, Class 1A4, 1 Month USD LIBOR + 0.66%, 5.51%, 6/25/2046 (b)	5,590,791	3,824,860
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 Month USD LIBOR + 0.32%, 5.17%, 11/25/2036 (b)	7,030,763	6,071,791
Morgan Stanley Resecuritization Trust Series 2014-R7, Class B2, CMO, 3.95%, 1/26/2051 (a) (b)	14,453,866	13,261,321
Morgan Stanley Residential Mortgage Loan Trust Series 2020-RPL1, Class A1, CMO, VRN, 2.69%, 10/25/2060 (a) (b)	723,730	680,574
NRPL Trust Series 2019-3A, Class A1, CMO, 6.00%, 7/25/2059 (a) (e)	3,223,265	3,220,268
PMT Credit Risk Transfer Trust:
Series 2019-2R, Class A, 1 Month USD LIBOR + 2.75%, 7.60%, 5/27/2023 (a) (b)	1,242,717	1,213,917
Series 2021-1R, Class A, 1 Month USD LIBOR + 2.90%, 7.75%, 2/27/2024 (a) (b)	886,638	858,345
Preston Ridge Partners Mortgage LLC:
Series 2020-6, Class A1, CMO, 2.36%, 11/25/2025 (a) (e)	3,137,631	3,052,162
Series 2022-1, Class A1, 3.72%, 2/25/2027 (a) (e)	15,103,512	14,367,958
RALI Trust Series 2005-QS13, Class 2A4, 5.75%, 9/25/2035	3,209,428	2,751,499
RBSGC Mortgage Loan Trust Series 2007-A, Class 2A2, 6.00%, 1/25/2037	2,615,750	2,337,192
Residential Accredit Loans, Inc. Trust Series 2005-QA7, Class A22, CMO, 3.94%, 7/25/2035 (b)	1,893,883	1,694,001
Residential Asset Securitization Trust Series 2005-A16, Class A3, 6.00%, 2/25/2036	3,009,915	1,200,476

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MV, 3.00%, 2/25/2059	$15,792,018	$14,049,389
Series 2020-2, Class MT, CMO, 2.00%, 11/25/2059	6,429,047	5,408,819
Series 2020-3, Class MT, CMO, 2.00%, 5/25/2060	10,429,586	8,777,738
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 3.25%, 9/25/2036 (b)	177,324	173,305
Structured Asset Mortgage Investments II Trust:
Series 2007-AR3, Class 1A3, 5.27%, 9/25/2047 (b)	7,457,149	5,669,282
Series 2004-AR3, Class M, CMO, 1 Month USD LIBOR + 0.68%, 5.44%, 7/19/2034 (b)	1,060,040	996,203
TBW Mortgage-Backed Trust Series 2006-6, Class A2B, 6.16%, 1/25/2037 (e)	10,585,286	2,583,583
Verus Securitization Trust:
Series 2022-3, Class A1, 4.13%, 2/25/2067 (a) (e)	17,906,136	16,741,405
Series 2023-INV1, Class A1, 6.00%, 2/25/2068 (a) (b)	7,951,258	7,947,997
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR14, Class 1A5, 3.34%, 11/25/2036 (b)	3,343,162	2,768,577
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust:
Series 2006-AR9, Class 2A, 3.98%, 11/25/2046 (b)	2,953,524	2,359,093
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	687,944	633,100
Series 2006-1, Class 4CB, 6.50%, 2/25/2036	4,956,991	3,623,328
Series 2006-5, Class 3A2, CMO, 6.50%, 7/25/2036 (e)	2,541,957	563,709
Series 2007-2, Class 1A3, CMO, 6.00%, 4/25/2037	3,844,654	2,917,695
Series 2007-HY1, Class A3A, CMO, 1 Month USD LIBOR + 0.46%, 5.31%, 2/25/2037 (b)	4,146,666	2,855,144
Security Description	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust Series 2007-AR4, Class A1, CMO, 4.15%, 8/25/2037 (b)	$768,597	$680,913
TOTAL MORTGAGE-BACKED SECURITIES (Cost $329,755,006)		297,488,970
COMMERCIAL MORTGAGE BACKED SECURITIES — 3.3%
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class B, 1 Month USD LIBOR + 1.40%, 6.16%, 12/18/2037 (a) (b)	3,000,000	2,905,518
Bank:
Series 2017-BNK4, Class XA, IO, 1.34%, 5/15/2050 (b)	24,694,749	1,057,685
Series 2017-BNK6, Class XA, IO, 0.77%, 7/15/2060 (b)	49,224,724	1,253,800
Series 2021-BN35, Class XA, IO, VRN, 1.05%, 6/15/2064 (b)	9,181,879	533,421
Benchmark Mortgage Trust:
Series 2018-B2, Class C, VRN, 4.27%, 2/15/2051 (b)	2,545,000	2,070,875
Series 2020-B19, Class XA, IO, VRN, 1.77%, 9/15/2053 (b)	19,938,700	1,528,708
Series 2021-B24, Class XA, IO, VRN, 1.15%, 3/15/2054 (b)	3,383,161	203,058
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class E, 1 Month USD LIBOR + 2.00%, 6.68%, 9/15/2036 (a) (b)	1,923,000	1,791,737
Series 2021-XL2, Class E, 1 Month USD LIBOR + 1.85%, 6.53%, 10/15/2038 (a) (b)	2,670,793	2,481,755
BX Trust Series 2019-OC11, Class E, 3.94%, 12/9/2041 (a) (b)	3,830,000	3,016,054
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.23%, 5/10/2050 (b)	13,380,799	507,150
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA, IO, 1.61%, 5/10/2058 (b)	9,957,492	371,584

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class C, VRN, 4.42%, 2/10/2048 (b)	$2,541,000	$2,364,213
Series 2015-GC27, Class D, 4.42%, 2/10/2048 (a) (b)	423,700	372,313
Series 2015-GC31, Class C, 4.04%, 6/10/2048 (b)	1,500,000	1,210,504
Series 2015-GC33, Class C, 4.57%, 9/10/2058 (b)	1,500,000	1,288,273
Series 2016-GC36, Class XA, IO, 1.21%, 2/10/2049 (b)	19,425,326	511,149
Series 2020-555, Class E, 3.50%, 12/10/2041 (a) (b)	2,047,000	1,547,623
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 1.13%, 10/10/2046 (b)	23,621,634	98,483
Series 2015-CR22, Class XA, IO, 0.82%, 3/10/2048 (b)	7,228,639	86,581
Series 2015-CR26, Class XA, IO, 0.90%, 10/10/2048 (b)	18,611,152	321,896
Series 2015-DC1, Class C, VRN, 4.30%, 2/10/2048 (b)	644,000	557,746
Series 2015-DC1, Class XA, IO, 0.98%, 2/10/2048 (b)	5,979,759	81,509
Series 2016-DC2, Class XA, IO, 0.93%, 2/10/2049 (b)	14,437,909	294,939
Series 2017-PANW, Class D, 3.93%, 10/10/2029 (a) (b)	1,388,000	1,284,032
Series 2017-PANW, Class E, 3.81%, 10/10/2029 (a) (b)	2,316,000	2,118,131
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (b)	900,000	848,149
Series 2015-C4, Class XA, IO, 0.81%, 11/15/2048 (b)	31,421,855	513,953
Series 2017-CX10, Class XA, IO, 0.75%, 11/15/2050 (b)	55,013,800	1,407,608
Series 2019-C17, Class XA, IO, VRN, 1.35%, 9/15/2052 (b)	29,830,604	1,822,720
Security Description	Principal Amount	Value
CSMC Trust:
Series 2017-TIME, Class A, 3.65%, 11/13/2039 (a)	$2,977,000	$2,472,193
Series 2020-NET, Class A, 2.26%, 8/15/2037 (a)	2,384,659	2,146,029
Series 2021-B33, Class A1, 3.05%, 10/10/2043 (a)	632,000	548,108
Series 2021-B33, Class A2, 3.17%, 10/10/2043 (a)	2,250,000	1,766,164
DOLP Trust Series 2021-NYC, Class E, VRN, 3.70%, 5/10/2041 (a) (b)	1,000,000	608,480
Grace Trust Series 2020-GRCE, Class D, VRN, 2.68%, 12/10/2040 (a) (b)	1,147,000	779,252
Great Wolf Trust:
Series 2019-WOLF, Class E, 1 Month USD Term LIBOR + 2.85%, 7.67%, 12/15/2036 (a) (b)	100,000	96,159
Series 2019-WOLF, Class F, 1 Month USD Term LIBOR + 3.25%, 8.07%, 12/15/2036 (a) (b)	100,000	94,503
GS Mortgage Securities Corportation Trust:
Series 2018-TWR, Class A, 1 Month USD LIBOR + 1.15%, 5.83%, 7/15/2031 (a) (b)	283,000	253,932
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.85%, 6.53%, 7/15/2031 (a) (b)	650,000	487,500
Series 2018-TWR, Class E, 1 Month USD LIBOR + 2.35%, 7.03%, 7/15/2031 (a) (b)	650,000	468,000
Series 2018-TWR, Class F, 1 Month USD LIBOR + 3.05%, 7.73%, 7/15/2031 (a) (b)	650,000	442,000
Series 2018-TWR, Class G, 1 Month USD LIBOR + 4.17%, 8.86%, 7/15/2031 (a) (b)	650,000	380,250
GS Mortgage Securities Trust:
Series 2014-GC24, Class XA, IO, 0.70%, 9/10/2047 (b)	24,748,370	195,900
Series 2015-GC32, Class XA, IO, 0.71%, 7/10/2048 (b)	21,145,182	278,908

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-GC34, Class XA, IO, 1.20%, 10/10/2048 (b)	$14,721,054	$361,673
Series 2015-GS1, Class XA, IO, 0.76%, 11/10/2048 (b)	25,122,331	416,105
Series 2016-GS3, Class XA, IO, 1.20%, 10/10/2049 (b)	23,654,804	747,374
Series 2017-GS7, Class XA, IO, 1.08%, 8/10/2050 (b)	38,652,234	1,398,688
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-C20, Class B, 4.40%, 7/15/2047 (b)	3,000,000	2,736,366
Series 2015-JP1, Class XA, IO, 0.89%, 1/15/2049 (b)	14,799,514	295,336
Series 2016-JP3, Class B, VRN, 3.40%, 8/15/2049 (b)	2,899,000	2,486,078
Series 2022-NLP, Class A, 1 Month USD Term LIBOR + 0.60%, 5.42%, 4/15/2037 (a) (b)	2,359,019	2,203,279
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23, Class A4, 3.67%, 9/15/2047	1,700,301	1,646,925
Series 2014-C21, Class B, VRN, 4.34%, 8/15/2047 (b)	1,055,000	970,986
Series 2014-C25, Class XA, IO, 0.81%, 11/15/2047 (b)	4,486,907	44,229
Series 2015-C28, Class XA, IO, 0.94%, 10/15/2048 (b)	7,863,053	93,059
Series 2015-C30, Class XA, IO, 0.43%, 7/15/2048 (b)	22,044,674	184,586
Series 2015-C32, Class C, 4.66%, 11/15/2048 (b)	1,132,000	849,813
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.49%, 6/15/2049 (b)	15,573,472	528,295
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 0.79%, 3/10/2050 (a) (b)	34,712,265	659,026
Manhattan West Mortgage Trust:
Series 2020-1MW, Class C, VRN, 2.34%, 9/10/2039 (a) (b)	2,462,000	1,916,553
Security Description	Principal Amount	Value
Series 2020-1MW, Class D, VRN, 2.34%, 9/10/2039 (a) (b)	$2,462,000	$1,867,666
Med Trust Series 2021-MDLN, Class G, 1 Month USD LIBOR + 5.25%, 9.94%, 11/15/2038 (a) (b)	2,855,517	2,611,773
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, IO, 0.66%, 10/15/2046 (b)	8,070,435	5,342
Series 2015-C20, Class C, 4.45%, 2/15/2048 (b)	500,000	464,606
Series 2016-C28, Class XA, IO, 1.15%, 1/15/2049 (b)	18,032,330	444,469
Series 2016-C30, Class XA, IO, 1.35%, 9/15/2049 (b)	16,867,472	582,439
Series 2016-C31, Class C, 4.27%, 11/15/2049 (b)	3,358,000	2,648,084
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, IO, 0.85%, 12/15/2048 (b)	22,356,079	401,731
Series 2016-UB12, Class XA, IO, 0.65%, 12/15/2049 (b)	47,262,483	906,022
Series 2019-L3, Class XA, IO, 0.64%, 11/15/2052 (b)	55,649,353	1,877,513
One New York Plaza Trust Series 2020-1NYP, Class C, 1 Month USD LIBOR + 2.20%, 6.88%, 1/15/2036 (a) (b)	1,599,000	1,447,896
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	450,000	378,000
SLG Office Trust:
Series 2021-OVA, Class E, 2.85%, 7/15/2041 (a)	1,989,000	1,284,869
Series 2021-OVA, Class F, 2.85%, 7/15/2041 (a)	1,989,000	1,204,207
SREIT Trust Series 2021-MFP, Class D, 1 Month USD LIBOR + 1.58%, 6.26%, 11/15/2038 (a) (b)	2,864,000	2,673,037
UBS Commercial Mortgage Trust:
Series 2017-C1, Class XA, IO, 1.52%, 6/15/2050 (b)	17,237,815	789,489

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-C4, Class XA, IO, 1.09%, 10/15/2050 (b)	$20,280,766	$748,172
Velocity Commercial Capital Loan Trust Series 2020-1, Class M3, VRN, 3.19%, 2/25/2050 (a) (b)	2,350,326	1,927,823
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (b)	1,063,843	1,046,374
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class XA, IO, 1.19%, 2/15/2048 (b)	6,876,111	117,066
Series 2015-LC20, Class XA, IO, 1.29%, 4/15/2050 (b)	6,310,723	100,184
Series 2015-NXS1, Class XA, IO, 1.07%, 5/15/2048 (b)	6,694,922	101,721
Series 2015-NXS2, Class XA, IO, 0.60%, 7/15/2058 (b)	21,100,573	222,269
Series 2015-P2, Class XA, IO, 0.93%, 12/15/2048 (b)	14,130,370	280,671
Series 2016-BNK1, Class XB, IO, VRN, 1.32%, 8/15/2049 (b)	19,849,000	749,322
Series 2016-C33, Class XA, IO, 1.57%, 3/15/2059 (b)	10,540,890	377,078
Series 2016-C35, Class B, 3.44%, 7/15/2048	3,000,000	2,587,567
Series 2017-C38, Class XA, IO, 0.97%, 7/15/2050 (b)	34,205,753	1,068,001
Series 2017-RC1, Class XA, IO, 1.38%, 1/15/2060 (b)	16,207,614	705,516
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO, 0.96%, 3/15/2047 (b)	5,755,579	29,080
Series 2014-C21, Class XA, IO, 1.00%, 8/15/2047 (b)	12,537,977	115,485
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $151,103,006)		92,770,388

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 4.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (i) (j) (Cost $117,854,478)	117,854,478	$117,854,478
TOTAL INVESTMENTS — 99.4% (Cost $3,069,383,449)		2,827,885,705
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		18,419,736
NET ASSETS — 100.0%		$2,846,305,441
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.1% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2023. Maturity date shown is the final maturity.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $21,008, representing less than 0.05% of the Fund's net assets.
(g)	Non-income producing security.
(h)	Position is unsettled. Contract rate was not determined at March 31, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at March 31, 2023.

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
PO	Principal Only
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note
At March 31, 2023, the Fund had unfunded loan commitments of $4,954, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Pediatric Associates Holding Company, LLC	4,836	4,740	(96)
VT Topco, Inc.	118	117	(1)
	$4,954	$4,857	$(97)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$347,387,486	$—	$347,387,486
Asset-Backed Securities	—	289,936,846	1,722	289,938,568
Foreign Government Obligations	—	15,792,409	—	15,792,409
U.S. Government Agency Obligations	—	836,740,155	—	836,740,155
U.S. Treasury Obligations	—	785,893,035	—	785,893,035
Mortgage-Backed Securities	—	297,488,970	—	297,488,970
Commercial Mortgage Backed Securities	—	92,770,388	—	92,770,388
Common Stocks	—	3,516	19,286	22,802
Senior Floating Rate Loans	—	43,997,414	—	43,997,414
Short-Term Investment	117,854,478	—	—	117,854,478
TOTAL INVESTMENTS	$117,854,478	$2,710,010,219	$21,008	$2,827,885,705
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(a)	—	(97)	—	(97)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(97)	$—	$(97)
(a)	Unfunded loan commitments are valued at unrealized appreciation (depreciation).
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	78,929,216	$78,929,216	$918,741,033	$879,815,771	$—	$—	117,854,478	$117,854,478	$2,353,276
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 71.3%
BRAZIL — 4.3%
Braskem Netherlands Finance BV 5 Year CMT + 8.22%, 8.50%, 1/23/2081 (a)	$600,000	$596,610
Cosan Luxembourg SA 7.00%, 1/20/2027	200,000	200,252
Cosan Overseas Ltd. 8.25%, 5/5/2023	500,000	497,500
Guara Norte Sarl 5.20%, 6/15/2034	828,619	714,725
MC Brazil Downstream Trading Sarl 7.25%, 6/30/2031	869,626	680,231
Movida Europe SA 5.25%, 2/8/2031	300,000	218,991
MV24 Capital BV 6.75%, 6/1/2034	342,600	315,346
Simpar Europe SA 5.20%, 1/26/2031	200,000	146,102
		3,369,757
CHILE — 7.7%
CAP SA:
3.90%, 4/27/2031 (b)	600,000	465,186
3.90%, 4/27/2031	600,000	465,186
Chile Electricity PEC SpA 0.01%, 1/25/2028 (b)	2,500,000	1,862,500
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	113,000	101,438
Empresa Electrica Cochrane SpA Series REGS, 5.50%, 5/14/2027	1,194,480	1,100,414
Inversiones La Construccion SA 4.75%, 2/7/2032	1,400,000	1,113,392
Mercury Chile Holdco LLC 6.50%, 1/24/2027 (b)	600,000	564,582
Telefonica Moviles Chile SA 3.54%, 11/18/2031 (b)	150,000	118,953
VTR Comunicaciones SpA 5.13%, 1/15/2028	200,000	124,266
VTR Finance NV Series REGS, 6.38%, 7/15/2028	500,000	203,700
		6,119,617
COLOMBIA — 6.6%
AI Candelaria Spain SA:
5.75%, 6/15/2033 (b)	500,000	354,360
5.75%, 6/15/2033	725,000	513,822
Banco Davivienda SA 10 Year CMT + 5.10%, 6.65%, 4/22/2031 (a)(b)	400,000	276,740
Bancolombia SA 5 Year CMT + 2.94%, 4.63%, 12/18/2029	400,000	336,628
Ecopetrol SA:
4.63%, 11/2/2031	1,500,000	1,160,625
5.88%, 5/28/2045	100,000	69,389
Security Description	Principal Amount	Value
5.88%, 11/2/2051	$250,000	$167,820
Empresas Publicas de Medellin ESP:
Series REGS, 4.25%, 7/18/2029	1,500,000	1,144,845
Series REGS, 4.38%, 2/15/2031	500,000	362,620
Oleoducto Central SA Series REGS, 4.00%, 7/14/2027	950,000	822,852
		5,209,701
GUATEMALA — 1.0%
Banco Industrial SA 5 year CMT + 4.44%, 4.88%, 1/29/2031	300,000	277,446
CT Trust 5.13%, 2/3/2032	400,000	334,316
Millicom International Cellular SA 6.25%, 3/25/2029	180,000	166,234
		777,996
INDIA — 5.8%
Adani Electricity Mumbai Ltd.:
Series REGS, 3.87%, 7/22/2031	200,000	138,197
Series REGS, 3.95%, 2/12/2030	200,000	142,616
Adani International Container Terminal Pvt Ltd.:
3.00%, 2/16/2031 (b)	366,000	275,957
Series REGS, 3.00%, 2/16/2031	915,000	688,942
Adani Ports & Special Economic Zone Ltd.:
3.10%, 2/2/2031	1,000,000	646,030
Series REGS, 4.38%, 7/3/2029	700,000	532,196
JSW Steel Ltd. 5.05%, 4/5/2032	200,000	164,062
Network i2i Ltd.:
Series REGS, 5 Year CMT + 3.39%, 3.98%, 12/31/2099 (a)	300,000	263,223
5 Year CMT + 4.27%, 5.65%, 1/15/2025	200,000	190,076
Periama Holdings LLC 5.95%, 4/19/2026	200,000	190,250
UPL Corp. Ltd.:
4.50%, 3/8/2028	200,000	176,799
4.63%, 6/16/2030	1,100,000	925,635
Vedanta Resources Ltd. Series REGS, 6.13%, 8/9/2024	400,000	239,280
		4,573,263
INDONESIA — 5.1%
Freeport Indonesia PT:
5.32%, 4/14/2032 (b)	400,000	377,244
6.20%, 4/14/2052	300,000	272,907

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
LLPL Capital Pte. Ltd.:
6.88%, 2/4/2039 (b)	$330,840	$293,462
6.88%, 2/4/2039	1,406,070	1,247,212
Minejesa Capital BV Series REGS, 5.63%, 8/10/2037	2,400,000	1,883,328
		4,074,153
ISRAEL — 3.0%
Bank Hapoalim BM 5 year CMT + 2.16%, 3.26%, 1/21/2032 (a)(b)	1,600,000	1,330,880
Bank Leumi Le-Israel BM 5 Year CMT + 1.63%, 3.28%, 1/29/2031 (a)(b)	1,200,000	1,041,768
		2,372,648
JAMAICA — 0.0% (c)
Digicel Group Holdings Ltd.:
7.00%, 12/31/2099 (b)	65,748	7,561
8.00%, 4/1/2025 (b)	45,531	17,411
		24,972
KUWAIT — 1.1%
Equate Petrochemical BV Series REGS, 2.63%, 4/28/2028	400,000	351,972
MEGlobal Canada ULC 5.00%, 5/18/2025	500,000	494,630
		846,602
MALAYSIA — 0.5%
Petronas Capital Ltd. 2.48%, 1/28/2032 (b)	200,000	170,670
TNB Global Ventures Capital Bhd Series EMTN, 3.24%, 10/19/2026	200,000	188,240
		358,910
MEXICO — 6.3%
Banco Mercantil del Norte SA Series REGS, 10 Year CMT + 5.47%, 7.50%, 6/27/2029 (a)	800,000	691,056
Banco Nacional de Comercio Exterior SNC 5 Year CMT + 2.00%, 2.72%, 8/11/2031 (a)	700,000	591,500
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand SOFR + 0.30%, 5.95%, 10/1/2028	1,000,000	973,980
BBVA Bancomer SA:
Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (a)	476,000	447,692
5 Year CMT + 4.31%, 5.88%, 9/13/2034 (a)	700,000	611,821
Braskem Idesa SAPI 6.99%, 2/20/2032	200,000	150,656
Security Description	Principal Amount	Value
Cemex SAB de CV:
5 Year CMT + 4.53%, 5.13%, 6/8/2026 (a)	$300,000	$268,677
5 year CMT + 4.91%, 9.13%, 12/31/2099 (b)	200,000	199,604
Mexarrend SAPI de CV 10.25%, 7/24/2024 (b)	300,000	64,023
Mexico Generadora de Energia S de Real Series REGS, 5.50%, 12/6/2032	683,500	660,986
Petroleos Mexicanos 6.75%, 9/21/2047	550,000	356,988
Unifin Financiera SAB de CV Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (a)(d)	800,000	3,936
		5,020,919
PANAMA — 3.3%
Banco Nacional de Panama 2.50%, 8/11/2030 (b)	300,000	233,319
Banistmo SA 4.25%, 7/31/2027	1,200,000	1,098,000
C&W Senior Financing DAC Series REGS, 6.88%, 9/15/2027	400,000	357,456
Empresa de Transmision Electrica SA 5.13%, 5/2/2049	246,000	198,896
Multibank, Inc. 7.75%, 2/3/2028 (b)	200,000	199,610
UEP Penonome II SA 6.50%, 10/1/2038 (b)	729,390	546,685
		2,633,966
PARAGUAY — 0.8%
Banco Continental SAECA 2.75%, 12/10/2025	300,000	264,756
Bioceanico Sovereign Certificate Ltd. 0.01%, 6/5/2034	319,650	216,131
Rutas 2 & 7 Finance Ltd. 0.01%, 9/30/2036	270,000	170,640
		651,527
PERU — 8.2%
Banco BBVA Peru SA 5 Year CMT + 2.75%, 5.25%, 9/22/2029 (a)	200,000	192,648
Banco de Credito del Peru SA:
5 Year CMT + 2.45%, 3.25%, 9/30/2031	650,000	560,450
Series REGS, 5 Year CMT + 3.00%, 3.13%, 7/1/2030 (a)	1,100,000	991,683
Banco Internacional del Peru SAA Interbank Series REGS, 1 year CMT + 3.71%, 4.00%, 7/8/2030 (a)	1,900,000	1,728,506
Fenix Power Peru SA Series REGS, 4.32%, 9/20/2027	776,470	716,263

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Hunt Oil Co. of Peru LLC Sucursal Del Peru Series REGS, 6.38%, 6/1/2028	$1,704,300	$1,607,581
Orazul Energy Peru SA 5.63%, 4/28/2027	252,000	224,610
Petroleos del Peru SA:
4.75%, 6/19/2032	500,000	367,650
5.63%, 6/19/2047	200,000	128,724
		6,518,115
QATAR — 0.5%
QatarEnergy 2.25%, 7/12/2031	500,000	424,375
SAUDI ARABIA — 1.8%
EIG Pearl Holdings Sarl:
3.55%, 8/31/2036	900,000	771,444
Series REGS, 4.39%, 11/30/2046	800,000	629,773
		1,401,217
SINGAPORE — 9.2%
DBS Group Holdings Ltd. Series GMTN, 5 Year CMT + 1.10%, 1.82%, 3/10/2031 (a)	1,350,000	1,214,023
Oversea-Chinese Banking Corp. Ltd.:
5 Year CMT + 1.58%, 1.83%, 9/10/2030 (a)(b)	500,000	456,945
Series REGS, 5 Year CMT + 1.58%, 1.83%, 9/10/2030 (a)	1,400,000	1,279,446
SingTel Group Treasury Pte. Ltd. 1.88%, 6/10/2030	1,300,000	1,089,335
Temasek Financial I Ltd. 1.00%, 10/6/2030 (b)	2,100,000	1,677,690
United Overseas Bank Ltd.:
5 Year CMT + 1.23%, 2.00%, 10/14/2031	900,000	795,636
Series GMTN, 5 Year CMT + 1.52%, 1.75%, 3/16/2031 (a)	900,000	805,851
		7,318,926
SOUTH AFRICA — 0.4%
Sasol Financing USA LLC 5.50%, 3/18/2031	400,000	335,056
SOUTH KOREA — 1.7%
KT Corp.:
1.00%, 9/1/2025	400,000	364,156
Series REGS, 2.50%, 7/18/2026	400,000	370,732
LG Chem Ltd. 2.38%, 7/7/2031 (b)	200,000	164,552
Shinhan Financial Group Co. Ltd. 5 Year CMT + 2.06%, 2.88%, 5/12/2026 (a)(b)	550,000	466,477
		1,365,917
Security Description	Principal Amount	Value
UNITED ARAB EMIRATES — 2.2%
Galaxy Pipeline Assets Bidco Ltd. 2.16%, 3/31/2034 (b)	$2,040,330	$1,760,029
UNITED STATES — 1.8%
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028	200,000	188,808
4.63%, 8/1/2030	1,300,000	1,233,518
		1,422,326
TOTAL CORPORATE BONDS & NOTES (Cost $64,205,260)		56,579,992
FOREIGN GOVERNMENT OBLIGATIONS — 22.8%
BRAZIL — 1.2%
Brazil Government International Bonds:
5.00%, 1/27/2045	300,000	235,953
5.63%, 2/21/2047	900,000	757,881
		993,834
CHILE — 2.4%
Chile Government International Bonds:
2.55%, 1/27/2032	400,000	342,348
2.55%, 7/27/2033	600,000	494,178
3.10%, 5/7/2041	600,000	452,184
3.10%, 1/22/2061	200,000	131,134
3.50%, 1/25/2050	700,000	525,994
		1,945,838
COLOMBIA — 3.3%
Colombia Government International Bonds:
3.13%, 4/15/2031	700,000	535,185
3.25%, 4/22/2032	1,400,000	1,044,834
4.13%, 5/15/2051	950,000	587,870
5.00%, 6/15/2045	700,000	490,658
		2,658,547
DOMINICAN REPUBLIC — 1.6%
Dominican Republic International Bonds Series 144A, 4.88%, 9/23/2032 (b)	1,500,000	1,275,405
INDONESIA — 2.6%
Indonesia Government International Bonds:
3.70%, 10/30/2049	900,000	717,507
4.35%, 1/11/2048	500,000	444,940
Perusahaan Penerbit SBSN Indonesia III 2.55%, 6/9/2031 (b)	1,000,000	869,060
		2,031,507

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MEXICO — 4.5%
Mexico Government International Bonds:
2.66%, 5/24/2031	$1,400,000	$1,171,254
4.28%, 8/14/2041	1,600,000	1,311,296
4.40%, 2/12/2052	1,350,000	1,055,592
		3,538,142
PANAMA — 3.3%
Banco Latinoamericano de Comercio Exterior SA 2.38%, 9/14/2025	600,000	552,060
Panama Government International Bonds:
2.25%, 9/29/2032	300,000	230,082
3.87%, 7/23/2060	2,100,000	1,377,369
4.30%, 4/29/2053	600,000	440,820
		2,600,331
PHILIPPINES — 1.4%
Philippines Government International Bonds:
2.65%, 12/10/2045	300,000	206,328
3.70%, 3/1/2041	500,000	414,580
3.70%, 2/2/2042	600,000	495,792
		1,116,700
SAUDI ARABIA — 0.5%
Saudi Government International Bonds Series REGS, 2.25%, 2/2/2033	500,000	410,340
SOUTH AFRICA — 0.7%
Republic of South Africa Government International Bonds 4.30%, 10/12/2028	600,000	539,934
SOUTH KOREA — 1.3%
Korea East-West Power Co. Ltd. Series REGS, 1.75%, 5/6/2025	900,000	843,021
Korea Electric Power Corp. Series REGS, 1.13%, 6/15/2025	200,000	184,878
		1,027,899
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $23,005,508)		18,138,477

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (e)(f)	3,460,792	$3,460,792
TOTAL INVESTMENTS — 98.5% (Cost $90,671,560)		78,179,261
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		1,207,240
NET ASSETS — 100.0%		$79,386,501
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 19.0% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2023.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$56,579,992	$—	$56,579,992
Foreign Government Obligations	—	18,138,477	—	18,138,477
Short-Term Investments	3,460,792	—	—	3,460,792
TOTAL INVESTMENTS	$3,460,792	$74,718,469	$—	$78,179,261
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Industry Breakdown as of March 31, 2023

% of Net Assets
Foreign Government Obligations	22.8%
Banks	21.3
Electric	13.6
Oil & Gas	7.3
Pipelines	6.1
Telecommunications	4.3
Chemicals	4.0
Commercial Services	3.2
Mining	2.9
Investment Company Security	2.1
Iron/Steel	1.6
Holding Companies-Diversified	1.4
Oil & Gas Services	0.9
Energy-Alternate Sources	0.7
Construction Materials	0.6
Transportation	0.6
Engineering & Construction	0.3
Media	0.3
Diversified Financial Services	0.1
Short-Term Investments	4.4
Other Assets in Excess of Liabilities	1.5
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	681,102	$681,102	$27,153,690	$24,374,000	$—	$—	3,460,792	$3,460,792	$72,805
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 14.8%
AEROSPACE & DEFENSE — 0.2%
Raytheon Technologies Corp. 5.00%, 2/27/2026	$285,000	$289,323
AUTO MANUFACTURERS — 0.5%
General Motors Financial Co., Inc. 5.25%, 3/1/2026	280,000	280,036
Hyundai Capital America 1.00%, 9/17/2024 (a)	300,000	281,271
		561,307
BANKS — 3.8%
Banco BBVA Peru SA 5 Year CMT + 2.75%, 5.25%, 9/22/2029 (b)	100,000	96,324
Banco Bilbao Vizcaya Argentaria Colombia SA Series REGS, 4.88%, 4/21/2025	200,000	190,350
Banco Internacional del Peru SAA Interbank Series REGS, 1 year CMT + 3.71%, 4.00%, 7/8/2030 (b)	150,000	136,461
Bank Hapoalim BM 5 year CMT + 2.16%, 3.26%, 1/21/2032 (a) (b)	200,000	166,360
Bank Leumi Le-Israel BM 5 Year CMT + 1.63%, 3.28%, 1/29/2031 (a) (b)	200,000	173,628
Bank of America Corp. Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (b)	190,000	186,002
Bank of Montreal SOFR + 0.71%, 5.51%, 3/8/2024 (b)	280,000	278,844
Bank of Nova Scotia 4.75%, 2/2/2026	280,000	278,379
BBVA Bancomer SA Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (b)	200,000	188,106
Citigroup, Inc.:
3 Month USD LIBOR + 1.02%, 5.99%, 6/1/2024 (b)	210,000	210,141
SOFR + 0.53%, 1.28%, 11/3/2025 (b)	90,000	84,054
SOFR + 1.53%, 3.29%, 3/17/2026 (b)	130,000	124,843
Goldman Sachs Group, Inc. 3.50%, 4/1/2025	285,000	276,752
JPMorgan Chase & Co.:
3.90%, 7/15/2025	285,000	280,580
Security Description	Principal Amount	Value
SOFR + 1.32%, 5.97%, 4/26/2026 (b)	$145,000	$144,823
Morgan Stanley Series MTN, SOFR + 0.46%, 5.11%, 1/25/2024 (b)	275,000	274,136
Multibank, Inc. 7.75%, 2/3/2028 (a)	200,000	199,610
PNC Financial Services Group, Inc. SOFR + 1.09%, 4.76%, 1/26/2027 (b)	280,000	276,573
Royal Bank of Canada 3.38%, 4/14/2025	285,000	276,322
Toronto-Dominion Bank Series MTN, 0.70%, 9/10/2024	295,000	277,235
Truist Financial Corp. SOFR + 1.46%, 4.26%, 7/28/2026 (b)	295,000	284,226
Wells Fargo & Co. Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (b)	275,000	273,201
		4,676,950
BEVERAGES — 0.2%
Constellation Brands, Inc. 5.00%, 2/2/2026	280,000	280,230
BIOTECHNOLOGY — 0.5%
Amgen, Inc. 5.51%, 3/2/2026	275,000	276,312
Royalty Pharma PLC:
0.75%, 9/2/2023	265,000	259,591
1.75%, 9/2/2027	20,000	17,336
		553,239
CHEMICALS — 0.3%
Braskem Netherlands Finance BV 5 Year CMT + 8.22%, 8.50%, 1/23/2081 (b)	200,000	198,870
Sasol Financing USA LLC 4.38%, 9/18/2026	200,000	181,198
		380,068
COMMERCIAL SERVICES — 0.5%
Adani International Container Terminal Pvt Ltd. Series REGS, 3.00%, 2/16/2031	183,000	137,789
Adani Ports & Special Economic Zone Ltd. 4.00%, 7/30/2027	200,000	159,000
Triton Container International Ltd. 0.80%, 8/1/2023 (a)	305,000	297,866
		594,655

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 0.9%
American Express Co.:
3.38%, 5/3/2024	$145,000	$142,186
SOFR + 0.93%, 5.72%, 3/4/2025 (b)	140,000	139,224
Avolon Holdings Funding Ltd. 5.13%, 10/1/2023 (a)	290,000	288,031
Capital One Financial Corp. SOFR + 2.16%, 4.99%, 7/24/2026 (b)	285,000	274,600
Charles Schwab Corp. SOFR + 1.05%, 5.83%, 3/3/2027 (b)	275,000	262,474
		1,106,515
ELECTRIC — 1.5%
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	113,000	101,438
Entergy Louisiana LLC 0.95%, 10/1/2024	310,000	292,116
Fenix Power Peru SA Series REGS, 4.32%, 9/20/2027	282,353	260,459
Minejesa Capital BV Series REGS, 4.63%, 8/10/2030	400,000	352,484
Pacific Gas & Electric Co.:
3.25%, 2/16/2024	175,000	171,472
4.95%, 6/8/2025	115,000	113,598
Southern California Edison Co. SOFR + 0.83%, 5.68%, 4/1/2024 (b)	285,000	282,638
TNB Global Ventures Capital Bhd Series EMTN, 3.24%, 10/19/2026	300,000	282,360
		1,856,565
ENTERTAINMENT — 0.3%
WarnerMedia Holdings, Inc. 3.79%, 3/15/2025 (a)	325,000	315,205
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc. 2.50%, 8/15/2024	290,000	281,030
HEALTH CARE PRODUCTS — 0.2%
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	295,000	278,881
HEALTH CARE SERVICES — 0.5%
Elevance Health, Inc. 3.50%, 8/15/2024	280,000	274,316
HCA, Inc. 5.00%, 3/15/2024	315,000	313,025
		587,341
Security Description	Principal Amount	Value
INSURANCE — 0.3%
Athene Global Funding SOFR + 0.70%, 5.46%, 5/24/2024 (a) (b)	$275,000	$271,898
Brighthouse Financial Global Funding 0.60%, 6/28/2023 (a)	135,000	133,337
		405,235
INTERNET — 0.2%
Expedia Group, Inc. 6.25%, 5/1/2025 (a)	270,000	273,618
LODGING — 0.2%
Marriott International, Inc. 3.60%, 4/15/2024	315,000	309,607
MACHINERY-DIVERSIFIED — 0.2%
John Deere Capital Corp. COR, 4.75%, 1/20/2028	270,000	275,738
MINING — 0.3%
Freeport-McMoRan, Inc. 4.13%, 3/1/2028	150,000	141,186
Glencore Funding LLC 4.13%, 5/30/2023 (a)	290,000	289,243
		430,429
MISCELLANEOUS MANUFACTURER — 0.2%
Parker-Hannifin Corp. 3.65%, 6/15/2024	285,000	280,779
OIL & GAS — 0.2%
ONGC Videsh Ltd. 4.63%, 7/15/2024	200,000	198,332
PIPELINES — 0.8%
AI Candelaria Spain SA Series REGS, 7.50%, 12/15/2028	235,417	211,049
Energy Transfer LP 5.88%, 1/15/2024	280,000	279,941
GNL Quintero SA Series REGS, 4.63%, 7/31/2029	305,920	294,065
Transportadora de Gas del Peru SA Series REGS, 4.25%, 4/30/2028	200,000	191,604
		976,659
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Welltower OP LLC REIT, 3.63%, 3/15/2024	320,000	313,882
RETAIL — 0.2%
Dollar Tree, Inc. 4.00%, 5/15/2025	285,000	279,525
SEMICONDUCTORS — 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/2027	60,000	58,015

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Broadcom, Inc. 3.15%, 11/15/2025	$230,000	$220,439
Microchip Technology, Inc. 0.97%, 2/15/2024	290,000	278,397
		556,851
SOFTWARE — 0.3%
Oracle Corp. 5.80%, 11/10/2025	305,000	312,616
TELECOMMUNICATIONS — 0.8%
KT Corp. Series REGS, 2.50%, 7/18/2026	200,000	185,366
Millicom International Cellular SA Series REGS, 5.13%, 1/15/2028	180,000	160,686
SingTel Group Treasury Pte. Ltd. Class EMTN, 3.25%, 6/30/2025	200,000	194,689
Verizon Communications, Inc. 3 Month USD LIBOR + 1.10%, 5.96%, 5/15/2025 (b)	270,000	270,534
VTR Comunicaciones SpA 5.13%, 1/15/2028	200,000	124,266
		935,541
TRANSPORTATION — 0.4%
Canadian Pacific Railway Co. 1.35%, 12/2/2024	295,000	278,061
MV24 Capital BV 6.75%, 6/1/2034	171,300	157,673
		435,734
TRUCKING & LEASING — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.70%, 11/1/2024 (a)	305,000	291,943
3.45%, 7/1/2024 (a)	20,000	19,482
		311,425
TOTAL CORPORATE BONDS & NOTES (Cost $18,837,070)		18,057,280
ASSET-BACKED SECURITIES — 25.3%
AUTOMOBILE — 1.0%
CPS Auto Receivables Trust Series 2021-A, Class D, 1.16%, 12/15/2026 (a)	600,000	570,997
Exeter Automobile Receivables Trust Series 2021-1A, Class C, 0.74%, 1/15/2026	287,761	282,926
Security Description	Principal Amount	Value
Hertz Vehicle Financing LLC Series 2021-1A, Class B, 1.56%, 12/26/2025 (a)	$350,000	$326,511
		1,180,434
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
ACREC LLC Series 2023-FL2, Class A, 1 Month USD Term LIBOR + 2.23%, 6.92%, 2/19/2038 (a) (b)	250,000	248,132
Arbor Realty Collateralized Loan Obligation Ltd. Series 2020-FL1, Class AS, 1 Month USD Term LIBOR + 1.51%, 6.34%, 2/15/2035 (a) (b)	131,000	129,816
BDS Ltd. Series 2019-FL4, Class A, 1 Month USD LIBOR + 1.10%, 5.81%, 8/15/2036 (a) (b)	1,874	1,870
CLNC Ltd. Series 2019-FL1, Class AS, 1 Month USD Term LIBOR + 1.66%, 6.36%, 8/20/2035 (a) (b)	131,000	126,753
FS Rialto Issuer LLC Series 2019-FL1, Class A, 1 Month USD LIBOR + 1.20%, 5.93%, 12/16/2036 (a) (b)	67,021	66,549
NLY Commercial Mortgage Trust Series 2019-FL2, Class AS, 1 Month USD LIBOR + 1.60%, 6.28%, 2/15/2036 (a) (b)	25,698	24,981
Starwood Ltd. Series 2019-FL1, Class AS, 1 Month USD Term LIBOR + 1.51%, 6.17%, 7/15/2038 (a) (b)	100,000	95,420
		693,521
OTHER ABS — 23.6%
ACREC Ltd. Series 2021-FL1, Class A, 1 Month USD LIBOR + 1.15%, 5.86%, 10/16/2036 (a) (b)	181,000	176,999
Affirm Asset Securitization Trust Series 2022-A, Class A, 4.30%, 5/17/2027 (a)	500,000	476,075
Anchorage Capital CLO 19 Ltd. Series 2021-19A, Class A, 3 Month USD LIBOR + 1.21%, 6.00%, 10/15/2034 (a) (b)	1,500,000	1,460,100

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1, Class A, SOFR30A + 1.45%, 6.01%, 1/15/2037 (a) (b)	$250,000	$245,632
Bain Capital Credit CLO Ltd. Series 2019-1A, Class AR, 3 Month USD LIBOR + 1.13%, 5.93%, 4/19/2034 (a) (b)	500,000	488,690
BDS LLC Series 2022-FL11, Class ATS, 1 Month USD Term LIBOR + 1.80%, 6.56%, 3/19/2039 (a) (b)	250,000	246,393
BRSP Ltd. Series 2021-FL1, Class A, 1 Month USD LIBOR + 1.15%, 5.91%, 8/19/2038 (a) (b)	151,000	146,083
BSPRT Issuer Ltd.:
Series 2021-FL7, Class A, 1 Month USD LIBOR + 1.32%, 6.00%, 12/15/2038 (a) (b)	200,000	195,559
Series 2021-FL6, Class A, 1 Month USD LIBOR + 1.10%, 5.78%, 3/15/2036 (a) (b)	138,000	134,506
Carlyle U.S. CLO Ltd. Series 2021-1A, Class A1, 3 Month USD LIBOR + 1.14%, 5.93%, 4/15/2034 (a) (b)	1,000,000	975,500
CarVal CLO IV Ltd. Series 2021-1A, Class A1A, 3 Month USD LIBOR + 1.18%, 5.99%, 7/20/2034 (a) (b)	500,000	488,700
CHCP Ltd. Series 2021-FL1, Class A, 1 Month USD Term LIBOR + 1.16%, 5.82%, 2/15/2038 (a) (b)	241,870	236,660
CQS U.S. CLO Ltd. Series 2021-1A, Class A, 3 Month USD LIBOR + 1.22%, 6.03%, 1/20/2035 (a) (b)	1,000,000	972,600
Credit-Based Asset Servicing & Securitization LLC Series 2004-CB7, Class M1, 1 Month USD LIBOR + 1.01%, 3.79%, 10/25/2034 (b)	539,327	477,933
Diamond Resorts Owner Trust Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	465,392	429,966
FS Rialto Issuer LLC:
Series 2021-FL3, Class A, 1 Month USD LIBOR + 1.25%, 5.98%, 11/16/2036 (a) (b)	181,000	177,942
Security Description	Principal Amount	Value
Series 2022-FL5, Class A, 1 Month USD Term LIBOR + 2.30%, 6.99%, 6/19/2037 (a) (b)	$300,000	$297,019
Series 2022-FL4, Class AS, SOFR30A + 2.40%, 6.96%, 1/19/2039 (a) (b)	250,000	242,386
Series 2021-FL2, Class A, 1 Month USD LIBOR + 1.22%, 5.95%, 5/16/2038 (a) (b)	150,000	146,357
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A, 3 Month USD LIBOR + 1.45%, 6.25%, 11/30/2032 (a) (b)	1,150,000	1,135,740
Jamestown CLO XV Ltd. Series 2020-15A, Class A, 3 Month USD LIBOR + 1.34%, 6.13%, 4/15/2033 (a) (b)	500,000	490,850
KREF Ltd. Series 2021-FL2, Class AS, 1 Month USD LIBOR + 1.30%, 6.01%, 2/15/2039 (a) (b)	250,000	238,813
LCCM Trust:
Series 2021-FL3, Class A, 1 Month USD LIBOR + 1.45%, 6.13%, 11/15/2038 (a) (b)	181,000	176,602
Series 2021-FL2, Class A, 1 Month USD LIBOR + 1.20%, 5.88%, 12/13/2038 (a) (b)	151,000	146,445
LendingPoint Asset Securitization Trust Series 2021-A, Class B, 1.46%, 12/15/2028 (a)	173,111	172,417
LoanCore Issuer Ltd.:
Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 6.18%, 5/15/2036 (a) (b)	75,636	75,661
Series 2022-CRE7, Class A, SOFR30A + 1.55%, 6.11%, 1/17/2037 (a) (b)	500,000	488,360
Loanpal Solar Loan Ltd. Series 2021-1GS, Class A, 2.29%, 1/20/2048 (a)	336,511	246,052
Marble Point CLO XXI Ltd. Series 2021-3A, Class A1, 3 Month USD LIBOR + 1.24%, 6.03%, 10/17/2034 (a) (b)	2,000,000	1,940,762
Marlette Funding Trust Series 2021-1A, Class C, 1.41%, 6/16/2031 (a)	650,000	627,703

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MF1 Ltd.:
Series 2022-FL8, Class A, SOFR30A + 1.35%, 5.91%, 2/19/2037 (a) (b)	$347,000	$337,517
Series 2021-FL7, Class A, 1 Month USD LIBOR + 1.08%, 5.84%, 10/16/2036 (a) (b)	192,000	186,157
Series 2021-FL6, Class A, 1 Month USD LIBOR + 1.10%, 5.81%, 7/16/2036 (a) (b)	150,000	147,843
Northwoods Capital XVI Ltd. Series 2017-16A, Class A, 3 Month USD LIBOR + 1.27%, 6.13%, 11/15/2030 (a) (b)	993,787	982,259
Octagon Investment Partners 51 Ltd. Series 2021-1A, Class A, 3 Month USD LIBOR + 1.15%, 5.96%, 7/20/2034 (a) (b)	1,000,000	1,000,100
Pagaya AI Debt Selection Trust:
Series 2021-3, Class B, 1.74%, 5/15/2029 (a)	999,946	943,367
Series 2021-5, Class B, 2.63%, 8/15/2029 (a)	999,882	931,024
Pagaya AI Debt Trust Series 2023-1, Class A, 7.56%, 7/15/2030 (a)	500,000	501,409
Peace Park CLO Ltd. Series 2021-1A, Class A, 3 Month USD LIBOR + 1.13%, 5.94%, 10/20/2034 (a) (b)	1,000,000	976,599
Regatta VI Funding Ltd. Series 2016-1A, Class AR2, 3 Month USD LIBOR + 1.16%, 5.97%, 4/20/2034 (a) (b)	1,000,000	976,600
Regatta XXIII Funding Ltd. Series 2021-4A, Class A1, 3 Month USD LIBOR + 1.15%, 5.96%, 1/20/2035 (a) (b)	2,265,000	2,207,469
Sapphire Aviation Finance II Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	361,544	302,915
Shackleton CLO Ltd. Series 2013-3A, Class AR, 3 Month USD LIBOR + 1.12%, 5.91%, 7/15/2030 (a) (b)	485,679	478,151
Sound Point CLO XXVI Ltd. Series 2020-1A, Class AR, 3 Month USD LIBOR + 1.17%, 5.98%, 7/20/2034 (a) (b)	1,000,000	973,225
TRTX Issuer Ltd. Series 2022-FL5, Class A, SOFR30A + 1.65%, 6.21%, 2/15/2039 (a) (b)	200,000	194,749
Security Description	Principal Amount	Value
Vibrant CLO VIII Ltd. Series 2018-8A, Class A1A, 3 Month USD LIBOR + 1.14%, 5.95%, 1/20/2031 (a) (b)	$500,000	$495,227
VMC Finance LLC Series 2022-FL5, Class A, SOFR30A + 1.90%, 6.46%, 2/18/2039 (a) (b)	640,000	631,704
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (c)	408,613	374,318
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (a) (c)	1,416,093	1,292,878
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2006-HE5, Class 2A2, 1 Month USD LIBOR + 0.18%, 4.43%, 10/25/2036 (b)	277,834	96,463
Wellfleet CLO Ltd. Series 2020-2A, Class AR, 3 Month USD LIBOR + 1.22%, 6.01%, 7/15/2034 (a) (b)	1,000,000	974,600
		28,759,079
STUDENT LOAN ABS — 0.1%
Commonbond Student Loan Trust Series 2018-BGS, Class B, 3.99%, 9/25/2045 (a)	124,170	116,947
Laurel Road Prime Student Loan Trust Series 2019-A, Class A1FX, 2.34%, 10/25/2048 (a)	26,578	25,828
		142,775
TOTAL ASSET-BACKED SECURITIES (Cost $31,725,684)		30,775,809
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
COLOMBIA — 0.1%
Colombia Government International Bonds 4.50%, 1/28/2026	200,000	192,108
PANAMA — 0.2%
Panama Government International Bonds 3.75%, 3/16/2025	250,000	244,135

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOUTH AFRICA — 0.2%
Republic of South Africa Government International Bonds 4.88%, 4/14/2026	$200,000	$194,390
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $675,234)		630,633
U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.1%
Federal Home Loan Mortgage Corp.:
2.00%, 3/1/2036	1,291,340	1,168,255
2.00%, 11/1/2036	1,035,493	938,202
Federal Home Loan Mortgage Corp. REMICS:
Series 4211, Class AP, 1.60%, 3/15/2043	799,052	743,805
Series 4461, Class BA, CMO, 2.00%, 12/15/2043	498,991	464,898
Series 5179, Class GD, CMO, 2.00%, 12/25/2047	895,744	766,759
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	294,204	283,942
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	65,463	61,742
Federal National Mortgage Association:
1.50%, 5/1/2036	977,429	863,066
2.00%, 9/1/2036	823,935	745,419
3.00%, 11/1/2033	674,203	645,683
3.00%, 11/1/2036	158,048	148,642
Federal National Mortgage Association REMICS:
Series 2010-141, Class FB, CMO, REMIC, 1 Month USD LIBOR + 0.47%, 5.32%, 12/25/2040 (b)	137,930	136,812
Series 2012-32, Class DA, CMO, REMIC, 2.00%, 11/25/2026	226,882	222,754
Series 2016-8, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.45%, 5.30%, 3/25/2046 (b)	223,883	219,288
Series 2018-27, Class FJ, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 5.15%, 12/25/2047 (b)	157,745	152,757
Series 2018-45, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 5.15%, 6/25/2048 (b)	175,560	169,849
Security Description	Principal Amount	Value
Federal National Mortgage Association-Aces Series 2020-M49, Class 1A1, VRN, 1.26%, 11/25/2030 (b)	$1,059,928	$931,770
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $9,637,870)		8,663,643
U.S. TREASURY OBLIGATIONS — 25.9%
U.S. Treasury Bills:
Zero Coupon, 7/25/2023	3,750,000	3,695,015
4.86%, 8/10/2023	15,000,000	14,747,913
U.S. Treasury Notes:
3.00%, 7/15/2025	1,000,000	978,594
4.25%, 10/15/2025	12,000,000	12,094,688
TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,342,444)		31,516,210
MORTGAGE-BACKED SECURITIES — 10.0%
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR8, Class 2A1A, CMO, 3.62%, 7/25/2037 (b)	3,185,852	2,438,223
Countrywide Alternative Loan Trust:
Series 2006-J7, Class 1A3, 6.25%, 11/25/2036	414,901	199,917
Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	240,986	131,239
CSMC Trust Series 2020-RPL3, Class A1, CMO, 2.69%, 3/25/2060 (a) (b)	839,256	823,771
Legacy Mortgage Asset Trust:
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (a) (c)	390,255	361,351
Series 2021-GS2, Class A1, 1.75%, 4/25/2061 (a) (c)	334,672	312,342
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 Month USD LIBOR + 0.32%, 5.17%, 11/25/2036 (b)	2,577,055	2,225,554
Preston Ridge Partners Mortgage LLC Series 2022-1, Class A1, 3.72%, 2/25/2027 (a) (c)	1,678,168	1,596,440
Residential Asset Securitization Trust Series 2006-A6, Class 1A4, CMO, IO, 6.00%, 7/25/2036	2,588,342	604,964
Residential Mortgage Loan Trust Series 2020-1, Class A1, 2.38%, 1/26/2060 (a) (b)	1,014,461	966,435

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Verus Securitization Trust Series 2022-3, Class A1, 4.13%, 2/25/2067 (a) (c)	$805,776	$753,363
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR16, Class 2A1, CMO, 3.40%, 12/25/2036 (b)	1,859,163	1,573,974
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-8, Class 2CB3, CMO, 1 Month USD LIBOR + 0.41%, 5.26%, 10/25/2035 (b)	290,393	251,778
TOTAL MORTGAGE-BACKED SECURITIES (Cost $14,159,485)		12,239,351
COMMERCIAL MORTGAGE BACKED SECURITIES — 5.7%
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2, Class A2, 2.02%, 6/15/2054 (a)	139,000	123,554
Bank:
Series 2017-BNK6, Class XA, IO, 0.77%, 7/15/2060 (b)	1,010,668	25,743
Series 2020-BN26, Class XA, IO, VRN, 1.22%, 3/15/2063 (b)	1,302,080	79,180
Benchmark Mortgage Trust:
Series 2018-B1, Class XA, IO, 0.55%, 1/15/2051 (b)	1,623,554	33,215
Series 2019-B15, Class XA, IO, VRN, 0.82%, 12/15/2072 (b)	4,052,385	157,834
BPR Trust:
Series 2021-TY, Class A, 1 Month USD LIBOR + 1.05%, 5.73%, 9/15/2038 (a) (b)	192,000	181,214
Series 2022-OANA, Class A, 1 Month USD Term LIBOR + 1.90%, 6.73%, 4/15/2037 (a) (b)	250,000	240,222
BX Commercial Mortgage Trust Series 2021-21M, Class A, 1 Month USD LIBOR + 0.73%, 5.41%, 10/15/2036 (a) (b)	134,847	129,311
BX Trust:
Series 2021-VIEW, Class A, 1 Month USD LIBOR + 1.28%, 5.96%, 6/15/2036 (a) (b)	299,000	276,749
Security Description	Principal Amount	Value
Series 2022-PSB, Class A, 1 Month USD Term LIBOR + 2.45%, 7.28%, 8/15/2039 (a) (b)	$148,284	$147,059
BXHPP Trust Series 2021-FILM, Class B, 1 Month USD LIBOR + 0.90%, 5.58%, 8/15/2036 (a) (b)	224,000	204,945
BXMT Ltd. Series 2021-FL4, Class A, 1 Month USD LIBOR + 1.05%, 5.73%, 5/15/2038 (a) (b)	138,000	134,994
Cantor Commercial Real Estate Lending Series 2019-CF1, Class 65A, 4.41%, 5/15/2052 (a) (b)	163,000	144,865
Citigroup Commercial Mortgage Trust:
Series 2019-PRM, Class D, 4.35%, 5/10/2036 (a)	261,000	259,095
Series 2016-GC37, Class XA, IO, 1.65%, 4/10/2049 (b)	379,563	14,287
COMM Mortgage Trust:
Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.10%, 5.78%, 9/15/2033 (a) (b)	70,000	66,263
Series 2015-CR25, Class XA, IO, 0.80%, 8/10/2048 (b)	1,099,072	16,980
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.10%, 6/15/2050 (b)	241,870	8,614
Series 2017-CX10, Class XA, IO, 0.75%, 11/15/2050 (b)	843,770	21,589
Series 2017-CX9, Class XA, IO, 0.66%, 9/15/2050 (b)	1,252,518	21,438
CSMC Trust Series 2017-CHOP, Class D, 1 Month USD LIBOR + 1.90%, 6.58%, 7/15/2032 (a) (b)	29,000	25,822
EQUS Mortgage Trust Series 2021-EQAZ, Class A, 1 Month USD LIBOR + 0.75%, 5.44%, 10/15/2038 (a) (b)	180,996	174,059
Extended Stay America Trust Series 2021-ESH, Class A, 1 Month USD LIBOR + 1.08%, 5.77%, 7/15/2038 (a) (b)	146,429	141,940
GPMT Ltd. Series 2021-FL3, Class A, 1 Month USD LIBOR + 1.25%, 6.01%, 7/16/2035 (a) (b)	65,941	65,258

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
GS Mortgage Securities Corportation Trust Series 2021-IP, Class A, 1 Month USD LIBOR + 0.95%, 5.63%, 10/15/2036 (a) (b)	$181,000	$171,255
GS Mortgage Securities Trust:
Series 2017-GS7, Class XA, IO, 1.08%, 8/10/2050 (b)	372,283	13,472
Series 2020-GC47, Class XA, IO, VRN, 1.13%, 5/12/2053 (b)	2,111,324	131,724
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2019-MFP, Class A, 1 Month USD LIBOR + 0.96% , 5.64%, 7/15/2036 (a) (b)	43,987	43,358
Series 2022-NLP, Class A, 1 Month USD Term LIBOR + 0.60%, 5.42%, 4/15/2037 (a) (b)	187,129	174,775
Series 2016-JP4, Class XA, IO, 0.58%, 12/15/2049 (b)	1,352,757	22,706
JPMBB Commercial Mortgage Securities Trust Series 2014-C25, Class B, VRN, 4.35%, 11/15/2047 (b)	150,000	142,018
JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class XA, IO, VRN, 1.47%, 6/13/2052 (b)	1,084,552	67,790
LoanCore Issuer Ltd. Series 2019-CRE3, Class AS, 1 Month USD LIBOR + 1.37%, 6.05%, 4/15/2034 (a) (b)	106,717	106,667
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5, Class AS, 1 Month USD Term LIBOR + 1.31%, 5.97%, 7/15/2036 (a) (b)	138,000	133,284
MHP Trust Series 2022-MHIL, Class A, 1 Month USD Term LIBOR + 0.81%, 5.64%, 1/15/2027 (a) (b)	152,550	146,264
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XA, IO, 0.87%, 4/15/2047 (b)	578,474	1,561
Series 2014-C19, Class LNCX, IO, 0.60%, 12/15/2046 (a) (b)	1,136,090	8,538
Morgan Stanley Capital I Trust:
Series 2019-PLND, Class B, 1 Month USD LIBOR + 1.30%, 5.98%, 5/15/2036 (a) (b)	163,000	158,960
Security Description	Principal Amount	Value
Series 2019-PLND, Class D, 1 Month USD LIBOR + 1.75%, 6.43%, 5/15/2036 (a) (b)	$127,000	$118,051
Series 2021-L6, Class A2, 2.13%, 6/15/2054 (b)	151,000	134,718
Series 2016-UB12, Class XA, IO, 0.65%, 12/15/2049 (b)	1,335,644	25,604
MSC Trust Series 2021-ILP, Class A, 1 Month USD LIBOR + 0.78%, 5.46%, 11/15/2023 (a) (b)	180,403	172,888
MSCG Trust Series 2018-SELF, Class A, 1 Month USD LIBOR + 0.90%, 5.59%, 10/15/2037 (a) (b)	72,196	70,489
Natixis Commercial Mortgage Securities Trust Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.95%, 5.63%, 6/15/2035 (a) (b)	38,855	37,618
RIAL Issuer Ltd. Series 2022-FL8, Class A, 1 Month USD Term LIBOR + 2.25%, 6.99%, 1/19/2037 (a) (b)	250,000	245,039
SMR Mortgage Trust Series 2022-IND, Class A, 1 Month USD Term LIBOR + 1.65%, 6.48%, 2/15/2039 (a) (b)	153,448	146,925
SREIT Trust Series 2021-MFP, Class A, 1 Month USD LIBOR + 0.73%, 5.42%, 11/15/2038 (a) (b)	181,000	173,353
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.52%, 6/15/2050 (b)	603,451	27,638
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (b)	260,208	249,925
Wells Fargo Commercial Mortgage Trust:
Series 2021-C60, Class A2, 2.04%, 8/15/2054	151,000	135,520
Series 2021-SAVE, Class A, 1 Month USD LIBOR + 1.15%, 5.83%, 2/15/2040 (a) (b)	90,902	84,842
Series 2021-SAVE, Class B, 1 Month USD LIBOR + 1.45%, 6.13%, 2/15/2040 (a) (b)	90,902	82,213
Series 2022-ONL, Class A, 3.86%, 12/15/2039 (a)	500,000	452,489
Series 2019-C51, Class XA, IO, VRN, 1.33%, 6/15/2052 (b)	979,763	57,561

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-C52, Class XA, IO, VRN, 1.60%, 8/15/2052 (b)	$2,881,276	$203,466
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class AS, 3.89%, 8/15/2047	250,000	239,288
Series 2013-C18, Class XA, IO, 0.70%, 12/15/2046 (b)	708,488	2,137
Series 2014-C23, Class AS, VRN, 4.21%, 10/15/2057 (b)	235,000	225,086
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $8,143,160)		6,901,452
SENIOR FLOATING RATE LOANS — 6.5%
CABLE/SATELLITE TV — 0.2%
Cable One, Inc. Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 2.00%, 6.84%, 5/3/2028 (b)	284,876	278,644
CASINO SERVICES — 0.3%
Stars Group Holdings BV Senior Secured 2018 USD Incremental Term Loan, 3 Month USD LIBOR + 2.25%, 7.41%, 7/21/2026 (b)	359,377	359,621
CHEMICALS — 0.2%
Axalta Coating Systems Dutch Holding B BV Senior Secured 2022 USD Term Loan B, 3 Month USD SOFR + 3.00%, 7.88%, 12/20/2029 (b)	110,687	110,987
Element Solutions, Inc. Senior Secured 2019 Term Loan B1, 1 Month USD LIBOR + 2.00%, 6.81%, 1/31/2026 (b)	181,403	181,419
		292,406
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Clean Harbors, Inc. Senior Secured 2021 Incremental Term Loan B, 1 Month USD LIBOR + 2.00%, 6.86%, 10/8/2028 (b)	74,063	74,479
DISTRIBUTION/WHOLESALE — 0.2%
Resideo Funding, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 2.25%, 7.12%, 2/11/2028 (b)	294,737	292,986
Security Description	Principal Amount	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Level 3 Financing, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.60%, 3/1/2027 (b)	$194,356	$164,635
ENTERTAINMENT — 0.2%
WMG Acquisition Corp. Senior Secured 2021 Term Loan G, 1 Month USD LIBOR + 2.13%, 6.97%, 1/20/2028 (b)	277,767	275,384
FINANCIAL SERVICES — 0.3%
Setanta Aircraft Leasing Designated Activity Co. Senior Secured Term Loan B, 3 Month USD LIBOR + 2.00%, 7.16%, 11/5/2028 (b)	185,000	185,208
Trans Union LLC Senior Secured 2019 Term Loan B5, 1 Month USD LIBOR + 1.75%, 6.59%, 11/16/2026 (b)	186,016	185,020
		370,228
FINANCIAL SERVICES — 0.4%
Fleetcor Technologies Operating Co. LLC Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 1.75%, 6.59%, 4/28/2028 (b)	417,569	415,898
Focus Financial Partners LLC Senior Secured 2021 Term Loan B4, 1 Month USD SOFR + 2.50%, 7.31%, 6/30/2028 (b)	34,560	34,098
Walker & Dunlop, Inc. Senior Secured 2021 Term Loan, 1 Month USD SOFR + 2.25%, 7.16%, 12/16/2028 (b)	39,500	38,809
		488,805
FOOD PRODUCTS — 0.2%
KFC Holding Co. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.51%, 3/15/2028 (b)	268,305	267,523
FORESTRY — 0.4%
Asplundh Tree Expert LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 1.75%, 6.59%, 9/7/2027 (b)	417,506	415,941

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE PROVIDERS & SERVICES — 0.6%
Horizon Therapeutics USA, Inc. Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 1.75%, 6.56%, 3/15/2028 (b)	$417,544	$417,249
ICON Luxembourg Sarl Senior Secured LUX Term Loan, 3 Month USD SOFR + 2.25%, 7.41%, 7/3/2028 (b)	191,754	191,528
ICU Medical, Inc. Senior Secured Term Loan B, 3 Month USD SOFR + 2.25%, 7.38%, 1/8/2029 (b)	29,775	29,465
PRA Health Sciences, Inc. Senior Secured US Term Loan, 3 Month USD LIBOR + 2.25%, 7.41%, 7/3/2028 (b)	47,775	47,719
		685,961
HOUSEHOLD PRODUCTS — 0.3%
Reynolds Consumer Products LLC Senior Secured Term Loan, 1 Month USD SOFR + 1.75%, 6.66%, 2/4/2027 (b)	406,560	404,110
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Vistra Operations Co. LLC Senior Secured 1st Lien Term Loan B3, 1 Month USD LIBOR + 1.75%, 6.46%, 12/31/2025 (b)	367,415	365,947
INTERNET & TELECOM — 0.3%
Go Daddy Operating Co. LLC Senior Secured 2022 Term Loan B5, 1 Month USD SOFR + 3.25%, 8.06%, 11/9/2029 (b)	306,968	307,177
MACHINERY — 0.4%
Ali Group North America Corp. Senior Secured 2021 Term Loan B, 1 Month USD SOFR + 2.00%, 6.81%, 7/30/2029 (b)	73,100	72,168
Ingersoll-Rand Services Co. Senior Secured 2020 USD Spinco Term Loan, 1 Month USD SOFR + 1.75%, 6.66%, 3/1/2027 (b)	442,025	441,267
		513,435
MEDIA — 0.1%
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 1 Month USD LIBOR + 2.50%, 7.34%, 9/18/2026 (b)	135,800	135,665
Security Description	Principal Amount	Value
MRI/MEDICAL DIAG IMAGING — 0.2%
IQVIA, Inc. Senior Secured 2018 USD Term Loan B3, 3 Month USD LIBOR + 1.75%, 6.59%, 6/11/2025 (b)	$271,862	$272,053
PHARMACEUTICALS — 0.4%
Catalent Pharma Solutions, Inc. Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 2.00%, 6.81%, 2/22/2028 (b)	34,386	34,184
Elanco Animal Health, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 1.75%, 6.41%, 8/1/2027 (b)	131,759	129,113
Grifols Worldwide Operations USA, Inc. Senior Secured USD 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 6.84%, 11/15/2027 (b)	319,481	313,558
		476,855
PROFESSIONAL SERVICES — 0.1%
Trans Union LLC Senior Secured 2021 Term Loan B6, 1 Month USD LIBOR + 2.25%, 7.09%, 12/1/2028 (b)	92,457	91,917
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.4%
Iron Mountain, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75% 6.60%, 1/2/2026(b)	417,313	415,748
SOFTWARE — 0.6%
NortonLifeLock, Inc. Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 2.00%, 6.91%, 9/12/2029 (b)	258,000	255,775
SS&C Technologies, Inc. Senior Secured 2018 Term Loan B5, 1 Month USD LIBOR + 1.75%, 6.59%, 4/16/2025 (b)	413,703	413,213
		668,988
SPECIALTY RETAIL — 0.2%
Pilot Travel Centers LLC Senior Secured 2021 Term Loan B, 1 Month USD SOFR + 2.00%, 6.91%, 8/4/2028 (b)	275,000	274,427
TOTAL SENIOR FLOATING RATE LOANS (Cost $7,927,792)		7,892,935

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74%(d) (e) (Cost $3741386)	3,741,386	3,741,386
TOTAL INVESTMENTS — 98.9% (Cost $126,190,125)		120,418,699
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		1,338,243
NET ASSETS — 100.0%		$121,756,942
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 35.2% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2023. Maturity date shown is the final maturity.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2023.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$18,057,280	$—	$18,057,280
Asset-Backed Securities	—	30,775,809	—	30,775,809
Foreign Government Obligations	—	630,633	—	630,633
U.S. Government Agency Obligations	—	8,663,643	—	8,663,643
U.S. Treasury Obligations	—	31,516,210	—	31,516,210
Mortgage-Backed Securities	—	12,239,351	—	12,239,351
Commercial Mortgage Backed Securities	—	6,901,452	—	6,901,452
Senior Floating Rate Loans	—	7,892,935	—	7,892,935
Short-Term Investments	3,741,386	—	—	3,741,386
TOTAL INVESTMENTS	$3,741,386	$116,677,313	$—	$120,418,699

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,824,635	$7,824,635	$56,872,976	$60,956,225	$—	$—	3,741,386	$3,741,386	$140,904
See accompanying notes to Schedule of Investments.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC FIXED INCOME — 99.8%
SPDR Bloomberg 1-3 Month T-Bills ETF (a)(b)	101,818	$9,348,929
SPDR Bloomberg International Treasury Bond ETF (a)	441,352	10,204,058
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	610,469	19,834,138
SPDR Portfolio Intermediate Term Treasury ETF (a)	1,980,395	57,312,631
SPDR Portfolio Long Term Corporate Bond ETF (a)	196,527	4,641,968
SPDR Portfolio Long Term Treasury ETF (a)(b)	714,275	22,056,812
SPDR Portfolio Mortgage-Backed Bond ETF (a)(b)	1,848,839	41,007,249
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $166,951,131)		164,405,785
SHORT-TERM INVESTMENTS — 6.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (c)(d)	255,205	$255,205
State Street Navigator Securities Lending Portfolio II (e)(f)	10,373,132	10,373,132
TOTAL SHORT-TERM INVESTMENTS (Cost $10,628,337)		$10,628,337
TOTAL INVESTMENTS — 106.3% (Cost $177,579,468)		175,034,122
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(10,376,684)
NET ASSETS — 100.0%		$164,657,438

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$164,405,785	$—	$—	$164,405,785
Short-Term Investments	10,628,337	—	—	10,628,337
TOTAL INVESTMENTS	$175,034,122	$—	$—	$175,034,122
See accompanying notes to Schedule of Investments.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
SPDR Bloomberg 1-3 Month T-Bill ETF	208,058	$19,035,227	$29,920,050	$39,625,308	$7,026	$11,934	101,818	$9,348,929	$207,943
SPDR Bloomberg High Yield Bond ETF	—	—	3,452,942	3,307,424	(145,518)	—	—	—	17,687
SPDR Bloomberg International Treasury Bond ETF	26,869	622,286	13,740,049	4,633,225	33,580	441,368	441,352	10,204,058	42,856
SPDR Portfolio Intermediate Term Corporate Bond ETF	526,060	17,165,338	19,601,175	16,970,068	(1,078,782)	1,116,475	610,469	19,834,138	423,641
SPDR Portfolio Intermediate Term Treasury ETF	628,939	18,534,832	61,434,468	22,088,527	(1,541,793)	973,651	1,980,395	57,312,631	531,860
SPDR Portfolio Long Term Corporate Bond ETF	11,160	268,844	14,454,950	9,706,458	(342,245)	(33,123)	196,527	4,641,968	90,560
SPDR Portfolio Long Term Treasury ETF	986,122	32,611,055	25,520,295	34,248,548	(5,365,994)	3,540,004	714,275	22,056,812	491,358
SPDR Portfolio Mortgage Backed Bond ETF	1,318,878	30,136,362	35,615,336	23,448,826	(2,407,784)	1,112,161	1,848,839	41,007,249	786,604
State Street Institutional U.S. Government Money Market Fund, Class G Shares	188,090	188,090	926,344	859,229	—	—	255,205	255,205	6,402
State Street Navigator Securities Lending Portfolio II	20,836,025	20,836,025	602,148,206	612,611,099	—	—	10,373,132	10,373,132	214,164
Total		$139,398,059	$806,813,815	$767,498,712	$(10,841,510)	$7,162,470		$175,034,122	$2,813,075
See accompanying notes to Schedule of Investments.

SPDR SSGA US SECTOR ROTATION ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC EQUITY — 99.8%
The Communication Services Select Sector SPDR Fund (a)(b)	56,767	$3,290,783
The Consumer Discretionary Select Sector SPDR Fund (a)(b)	72,025	10,770,619
The Consumer Staples Select Sector SPDR Fund (a)(b)	67,582	5,049,051
The Energy Select Sector SPDR Fund (a)	164,464	13,622,553
The Financial Select Sector SPDR Fund (a)	1,106,147	35,562,626
The Health Care Select Sector SPDR Fund (a)(b)	214,599	27,781,987
The Industrial Select Sector SPDR Fund (a)(b)	529,713	53,596,361
The Materials Select Sector SPDR Fund (a)(b)	224,488	18,107,202
The Technology Select Sector SPDR Fund (a)(b)	449,196	67,833,088
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $227,080,933)		235,614,270
SHORT-TERM INVESTMENTS — 26.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (c)(d)	584,401	584,401
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	62,612,239	$62,612,239
TOTAL SHORT-TERM INVESTMENTS (Cost $63,196,640)		$63,196,640
TOTAL INVESTMENTS — 126.5% (Cost $290,277,573)		298,810,910
LIABILITIES IN EXCESS OF OTHER ASSETS — (26.5)%		(62,690,036)
NET ASSETS — 100.0%		$236,120,874
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$235,614,270	$—	$—	$235,614,270
Short-Term Investments	63,196,640	—	—	63,196,640
TOTAL INVESTMENTS	$298,810,910	$—	$—	$298,810,910
See accompanying notes to Schedule of Investments.

SPDR SSGA US SECTOR ROTATION ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	747,558	$747,558	$4,904,136	$5,067,293	$—	$—	584,401	$584,401	$11,351
State Street Navigator Securities Lending Portfolio II	34,939,526	34,939,526	900,988,348	873,315,635	—	—	62,612,239	62,612,239	154,710
The Communication Services Select Sector SPDR Fund	71,118	3,859,574	13,015,058	12,693,164	(1,817,166)	926,481	56,767	3,290,783	19,296
The Consumer Discretionary Select Sector SPDR Fund	101,186	13,911,051	25,629,316	28,601,779	(4,522,429)	4,354,460	72,025	10,770,619	109,731
The Consumer Staples Select Sector SPDR Fund	87,688	6,329,320	59,268,455	58,897,297	(1,619,271)	(32,156)	67,582	5,049,051	356,868
The Energy Select Sector SPDR Fund	177,229	12,673,646	7,442,953	9,076,233	1,102,073	1,480,114	164,464	13,622,553	464,990
The Financial Select Sector SPDR Fund	748,783	23,549,225	44,160,328	33,965,176	53,914	1,764,335	1,106,147	35,562,626	651,172
The Health Care Select Sector SPDR Fund	246,210	31,573,970	41,249,539	45,381,882	(589,349)	929,709	214,599	27,781,987	386,129
The Industrial Select Sector SPDR Fund	229,397	20,035,534	51,079,359	19,322,705	(1,393,291)	3,197,464	529,713	53,596,361	401,039
The Materials Select Sector SPDR Fund	278,774	20,517,766	26,511,834	29,062,857	(3,544,672)	3,685,131	224,488	18,107,202	219,516
The Real Estate Sector SPDR Fund	136,665	5,584,133	31,935	5,675,084	(803,327)	862,343	—	—	—
The Technology Select Sector SPDR Fund	394,971	50,208,714	49,889,510	41,780,582	(509,237)	10,024,683	449,196	67,833,088	397,942
The Utilities Select Sector SPDR Fund	204,622	14,350,141	15,248,647	28,651,761	(1,622,533)	675,506	—	—	155,207
Total		$238,280,158	$1,239,419,418	$1,191,491,448	$(15,265,288)	$27,868,070		$298,810,910	$3,327,951
See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 97.0%
ALABAMA — 2.3%
Black Belt Energy Gas District Revenue, AL Series B, 4.00%, 10/1/2052 (a)	$500,000	$493,655
Southeast Energy Authority A Cooperative District Revenue, AL Series B, 4.00%, 12/1/2051 (a)	500,000	485,915
		979,570
ARIZONA — 0.2%
Maricopa County Industrial Development Authority Revenue, AZ AMT, 4.00%, 10/15/2047 (b)	100,000	82,627
ARKANSAS — 1.1%
Arkansas Development Finance Authority Revenue, AR AMT, 5.45%, 9/1/2052 (b)	500,000	497,794
CALIFORNIA — 9.0%
Anaheim Public Financing Authority Revenue, CA Series C, ETM, Zero Coupon, 9/1/2036 (c)	320,000	208,036
California Housing Finance Agency Revenue, CA Series 2021-1, 3.50%, 11/20/2035	174,705	166,366
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA Series A, 5.00%, 6/1/2026	745,000	809,752
Los Angeles Department of Water & Power Revenue, CA Series E, 5.00%, 7/1/2039	380,000	388,599
Municipal Improvement Corp. of Los Angeles Revenue, CA Series A, 1.45%, 11/1/2027	540,000	468,963
Norman Y Mineta San Jose International Airport SJC Revenue, CA Series A, AMT, 5.00%, 3/1/2037	210,000	218,829
Orange County Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 8/15/2037	250,000	265,952
Palomar Health, General Obligation, CA Series A, Zero Coupon, 8/1/2027 (c)	100,000	87,357
Sacramento City Financing Authority Revenue, CA 5.00%, 12/1/2026 (c)	190,000	203,272
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA Series H, AMT, 5.00%, 5/1/2028	175,000	190,218
Security Description	Principal Amount	Value
State of California, General Obligation, CA:
5.00%, 8/1/2029	$100,000	$108,652
5.00%, 9/1/2031	245,000	266,189
University of California Revenue, CA Series BI, 1.37%, 5/15/2028	595,000	515,561
		3,897,746
COLORADO — 3.1%
City & County of Denver Airport System Revenue, CO Series B2, AMT, 5.00%, 11/15/2031 (a)	400,000	417,841
Denver Convention Center Hotel Authority Revenue, CO 5.00%, 12/1/2030	400,000	414,817
State of Colorado, Certificate Participation, CO Series A, 4.00%, 12/15/2036	500,000	519,057
		1,351,715
CONNECTICUT — 2.6%
Connecticut State Health & Educational Facilities Authority Revenue, CT Series A, 5.00%, 7/1/2027	120,000	123,348
South Central Connecticut Regional Water Authority Revenue, CT Series B, 5.00%, 8/1/2037	125,000	132,296
State of Connecticut, General Obligation, CT:
Series B, 5.00%, 2/15/2028	150,000	168,270
Series F, 5.00%, 11/15/2041	610,000	686,665
		1,110,579
FLORIDA — 6.2%
County of Miami-Dade Aviation Revenue, FL Series A, AMT, 5.00%, 10/1/2029	210,000	213,908
County of Miami-Dade Seaport Department Revenue, FL Series A, AMT, 5.00%, 10/1/2038	375,000	406,329
County of Miami-Dade Water & Sewer System Revenue, FL 3.00%, 10/1/2036	500,000	462,215
Florida Development Finance Corp. Revenue, FL Series A, AMT, VRN, 7.25%, 7/1/2057 (a) (b)	540,000	544,205
State of Florida Department of Transportation Revenue, FL Series A, 5.00%, 7/1/2025	1,000,000	1,053,763
		2,680,420
GUAM — 0.7%
Territory of Guam Revenue, GU Series A, 5.00%, 11/1/2035	300,000	319,096

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
HAWAII — 2.2%
State of Hawaii, General Obligation, HI Series EY, 5.00%, 10/1/2027	$905,000	$961,665
ILLINOIS — 9.1%
Chicago Board of Education, General Obligation, IL:
Series A, 5.00%, 12/1/2035	300,000	309,764
Series A, 5.00%, 12/1/2036	300,000	306,864
Chicago O'Hare International Airport Revenue, IL Series B, 5.00%, 1/1/2029	160,000	165,807
Chicago Transit Authority Revenue, IL 5.00%, 6/1/2024	150,000	153,157
Illinois Finance Authority Revenue, IL 5.00%, 7/1/2039	230,000	253,299
Illinois State Toll Highway Authority Revenue, IL Series B, 5.00%, 1/1/2036	900,000	910,081
Northern Illinois Municipal Power Agency Revenue, IL Series A, 5.00%, 12/1/2029	360,000	388,830
State of Illinois Sales Tax Revenue, IL Series C, 5.00%, 6/15/2026	565,000	593,366
State of Illinois, General Obligation, IL:
Series A, 4.00%, 3/1/2038	730,000	725,145
Series A, 5.00%, 12/1/2031	150,000	161,245
		3,967,558
IOWA — 0.4%
Iowa Finance Authority Revenue, IA 4.00%, 12/1/2050 (a)	200,000	194,518
KENTUCKY — 0.2%
Kentucky Economic Development Finance Authority Revenue, KY Series A, 4.25%, 7/1/2035	100,000	97,745
LOUISIANA — 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue, LA Series B, 5.00%, 8/15/2025	250,000	262,977
MARYLAND — 2.8%
State of Maryland Department of Transportation Revenue, MD:
Series B, AMT, 5.00%, 8/1/2027	250,000	267,351
Series B, AMT, 5.00%, 8/1/2028	400,000	433,948
Series B, AMT, 5.00%, 8/1/2030	200,000	222,785
Series B, AMT, 5.00%, 8/1/2031	250,000	281,630
		1,205,714
Security Description	Principal Amount	Value
MASSACHUSETTS — 3.6%
Massachusetts Clean Water Trust Revenue, MA:
Series 18, 5.00%, 2/1/2029	$690,000	$704,570
Series 24B, 5.00%, 2/1/2037	750,000	877,556
		1,582,126
MICHIGAN — 3.7%
Michigan Finance Authority Revenue, MI:
5.00%, 11/1/2034	110,000	122,499
5.50%, 12/1/2026	700,000	744,959
Michigan State Housing Development Authority Revenue, MI Series A, 4.70%, 12/1/2043	750,000	753,204
		1,620,662
MINNESOTA — 0.3%
State of Minnesota, General Obligation, MN Series A, 5.00%, 8/1/2035	100,000	112,325
MISSOURI — 3.9%
City of Kansas City Sanitary Sewer System Revenue, MO Series A, 4.00%, 1/1/2036	600,000	607,229
City of St. Louis Airport Revenue, MO Series C, 5.00%, 7/1/2029	100,000	114,113
Park Hill School District of Platte County, General Obligation, MO 3.00%, 3/1/2032	1,000,000	963,354
		1,684,696
MONTANA — 1.4%
Montana State Board of Regents Revenue, MT Series B, 4.00%, 11/15/2023	605,000	610,481
NEVADA — 1.2%
Las Vegas Valley Water District, General Obligation, NV 5.00%, 6/1/2039	500,000	514,475
NEW JERSEY — 3.2%
New Jersey Economic Development Authority Revenue, NJ 5.00%, 6/15/2031	1,000,000	1,119,236
New Jersey Transportation Trust Fund Authority Revenue, NJ Series A, 5.00%, 6/15/2025	245,000	255,742
		1,374,978
NEW MEXICO — 2.3%
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 4.00%, 8/1/2039	1,000,000	994,499

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
NEW YORK — 3.6%
City of New York, General Obligation, NY Series A-1, 4.00%, 8/1/2037	$1,000,000	$1,024,528
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series A-1, 5.00%, 11/1/2023	10,000	10,130
Series B1, 5.00%, 8/1/2027	120,000	123,937
New York State Dormitory Authority Revenue, NY Series B, 5.00%, 2/15/2034	300,000	313,011
Triborough Bridge & Tunnel Authority Revenue, NY Series A, 5.00%, 11/1/2025	85,000	90,238
		1,561,844
NORTH CAROLINA — 1.2%
County of Wake, General Obligation, NC Series A, 5.00%, 2/1/2025	500,000	522,750
OHIO — 1.1%
Indian Hill Exempted Village School District, General Obligation, OH 4.00%, 12/1/2024	480,000	491,446
OREGON — 4.1%
Medford Hospital Facilities Authority Revenue, OR Series A, 5.00%, 8/15/2032	900,000	1,014,882
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation, OR Series A, 5.00%, 6/15/2038	695,000	768,632
		1,783,514
PENNSYLVANIA — 6.6%
City of Philadelphia Airport Revenue, PA Series B, AMT, 5.00%, 7/1/2032	750,000	792,537
Commonwealth Financing Authority Revenue, PA 4.00%, 6/1/2039 (c)	500,000	493,183
Pennsylvania Economic Development Financing Authority Revenue, PA Series A, 5.00%, 2/1/2025	100,000	102,912
Pennsylvania State University Revenue, PA Series B, 5.00%, 9/1/2033	600,000	646,925
Pennsylvania Turnpike Commission Revenue, PA Series B, 5.00%, 12/1/2031	800,000	849,191
		2,884,748
Security Description	Principal Amount	Value
TENNESSEE — 1.8%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN 5.00%, 5/1/2023	$305,000	$305,447
New Memphis Arena Public Building Authority Revenue, TN Zero Coupon, 4/1/2030	530,000	474,923
		780,370
TEXAS — 6.2%
Austin Independent School District, General Obligation, TX 5.00%, 8/1/2036	500,000	594,041
Central Texas Turnpike System Revenue, TX Series B, 5.00%, 8/15/2037	345,000	352,100
Forney Independent School District, General Obligation, TX Series B, 5.00%, 8/15/2039 (c)	425,000	481,867
Harris County-Houston Sports Authority Revenue, TX Series A, 5.00%, 11/15/2029	505,000	519,101
New Hope Cultural Education Facilities Finance Corp. Revenue, TX Series A-1, 5.50%, 1/1/2057	320,000	231,290
Plano Independent School District, General Obligation, TX Series A, 5.00%, 2/15/2027 (c)	215,000	229,912
Port Authority of Houston of Harris County Texas, General Obligation, TX Series A, AMT, 5.00%, 10/1/2027	260,000	289,063
		2,697,374
UTAH — 3.6%
City of Salt Lake City Airport Revenue, UT Series A, AMT, 5.00%, 7/1/2024	815,000	832,642
Vineyard Redevelopment Agency, Special Obligation, UT:
5.00%, 5/1/2024 (c)	350,000	358,425
5.00%, 5/1/2027 (c)	325,000	355,634
		1,546,701
VIRGINIA — 1.2%
Virginia Small Business Financing Authority Revenue, VA:
AMT, 5.00%, 6/30/2039	125,000	131,023
AMT, 5.00%, 12/31/2039	355,000	372,107
		503,130
WASHINGTON — 3.8%
Port of Seattle Revenue, WA Series C, AMT, 5.00%, 4/1/2035	750,000	764,479

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
State of Washington, General Obligation, WA:
Series D, 5.00%, 2/1/2036	$700,000	$711,067
Series 2017-A, 5.00%, 8/1/2029	150,000	162,283
		1,637,829
WISCONSIN — 3.7%
Public Finance Authority Revenue, WI Series A, 6.00%, 6/15/2052	250,000	232,789
State of Wisconsin, General Obligation, WI Series 2, 5.00%, 11/1/2027	100,000	110,563
University of Wisconsin Hospitals & Clinics Revenue, WI Series A, 5.00%, 4/1/2024	905,000	905,000
Wisconsin Health & Educational Facilities Authority Revenue, WI Series A, 5.00%, 10/15/2027	350,000	378,033
		1,626,385
TOTAL MUNICIPAL BONDS & NOTES (Cost $43,963,418)		42,140,057
	Shares
SHORT-TERM INVESTMENT — 3.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (d) (e) (Cost $1,520,144)	1,520,144	1,520,144
TOTAL INVESTMENTS — 100.5% (Cost $45,483,562)		43,660,201
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(233,114)
NET ASSETS — 100.0%		$43,427,087
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.6% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	3.2%
Permanent School Fund Guaranteed	1.6%
Build America Mutual Assurance Company	0.5%
Assured Guaranty Corp.	0.2%
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2023.
AMT	Alternative Minimum Tax
ETM	Escrowed to Maturity
UT	Unlimited Tax
VRN	Variable Rate Note

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$42,140,057	$—	$42,140,057
Short-Term Investment	1,520,144	—	—	1,520,144
TOTAL INVESTMENTS	$1,520,144	$42,140,057	$—	$43,660,201

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,595,897	$1,595,897	$16,175,004	$16,250,757	$—	$—	1,520,144	$1,520,144	$55,514
See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 93.8%
ARIZONA — 0.6%
City of Phoenix Civic Improvement Corp. Revenue, AZ Series D, Class D, 5.00%, 7/1/2030	$215,000	$234,964
CALIFORNIA — 8.2%
California Municipal Finance Authority Revenue, CA Series A, 5.00%, 11/1/2023	600,000	604,959
Compton Unified School District, General Obligation, CA Series B, Class B, Build America Mutual Assurance Company, 4.00%, 6/1/2032 (a)	175,000	185,135
Folsom Ranch Financing Authority, Special Tax Revenue, CA 5.00%, 9/1/2029	145,000	156,746
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA Series A, 5.00%, 7/1/2025	125,000	132,367
Los Angeles Department of Water & Power Revenue, CA:
Series A, 5.00%, 7/1/2028	250,000	282,777
Series E, 5.00%, 7/1/2039	600,000	613,578
Orange County Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 8/15/2052	200,000	204,069
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA Series D, Class D, 5.00%, 5/1/2025	375,000	395,056
San Francisco Unified School District, General Obligation, CA 4.00%, 6/15/2026	185,000	194,277
San Mateo Foster City Public Financing Authority Revenue, CA 4.00%, 8/1/2035	175,000	186,464
State of California, General Obligation, CA 5.00%, 8/1/2024	100,000	103,308
		3,058,736
COLORADO — 3.7%
Colorado Health Facilities Authority Revenue, CO Series A, 5.00%, 1/1/2025	300,000	311,637
Regional Transportation District Revenue, CO Series A, Class A, 5.00%, 7/15/2027	400,000	424,523
Security Description	Principal Amount	Value
State of Colorado, Certificate Participation, CO Series A, 4.00%, 12/15/2036	$615,000	$638,440
		1,374,600
CONNECTICUT — 3.0%
State of Connecticut, General Obligation, CT Series F, 5.00%, 11/15/2041	610,000	686,664
University of Connecticut Revenue, CT Series A, Class A, 5.00%, 4/15/2026	380,000	408,778
		1,095,442
DELAWARE — 1.4%
Delaware Municipal Electric Corp. Revenue, DE 5.00%, 7/1/2030	300,000	349,192
Delaware Transportation Authority Revenue, DE 3.25%, 7/1/2025	180,000	180,941
		530,133
DISTRICT OF COLUMBIA — 2.7%
District of Columbia Revenue, DC Series A, Class A, 5.00%, 8/31/2026	700,000	727,565
Washington Metropolitan Area Transit Authority Revenue, DC 5.00%, 7/1/2024	250,000	257,542
		985,107
FLORIDA — 9.0%
City of Gainesville Utilities System Revenue, FL Series A, 5.00%, 10/1/2025	290,000	306,930
City of Pompano Beach Revenue, FL 3.50%, 9/1/2030	250,000	223,851
City of Tallahassee Utility System Revenue, FL Series A, 5.00%, 10/1/2037	560,000	576,482
County of Miami-Dade Aviation Revenue, FL Series A, Class A, 5.00%, 10/1/2024	370,000	381,054
Florida Development Finance Corp. Revenue, FL:
4.00%, 11/15/2034	385,000	396,594
Series A, Class A, 4.00%, 6/15/2042	500,000	425,518
Series A, AMT, VRN, 7.25%, 7/1/2057 (b) (c)	300,000	302,336
Miami-Dade County Expressway Authority Revenue, FL Series A, Class A, 5.00%, 7/1/2025	100,000	102,177

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Orlando Utilities Commission Revenue, FL Series A, 5.00%, 10/1/2027	$150,000	$167,174
Palm Beach County Health Facilities Authority Revenue, FL 5.00%, 11/15/2032	100,000	101,379
Somerset Community Development District, Special Assessment, FL:
4.00%, 5/1/2032	200,000	188,271
4.20%, 5/1/2037	200,000	182,071
		3,353,837
ILLINOIS — 5.4%
Chicago O'Hare International Airport Revenue, IL 5.00%, 1/1/2034	400,000	447,109
Illinois Finance Authority Revenue, IL 5.00%, 7/1/2036	270,000	308,522
Illinois State Toll Highway Authority Revenue, IL:
Series B, 5.00%, 1/1/2036	600,000	606,721
Series B, 5.00%, 1/1/2027	140,000	152,935
Mount Prospect Park District, General Obligation, IL Series A, Class A, 5.00%, 11/1/2031	280,000	326,707
State of Illinois, General Obligation, IL 5.50%, 1/1/2028	130,000	144,751
		1,986,745
IOWA — 0.8%
Iowa Finance Authority Revenue, IA 4.00%, 12/1/2050 (c)	300,000	291,777
MAINE — 0.3%
City of Auburn, General Obligation, ME 5.00%, 9/1/2024	100,000	103,385
MARYLAND — 3.2%
County of Montgomery, General Obligation, MD Series B, Class B, 4.00%, 11/1/2028	125,000	136,207
Maryland Economic Development Corp. Revenue, MD Series B, Class B, 5.00%, 12/31/2036	425,000	444,175
State of Maryland, General Obligation, MD Series B, Class B, 5.00%, 8/1/2027	400,000	445,689
Washington Suburban Sanitary Commission Revenue, MD 5.00%, 6/1/2027	150,000	166,485
		1,192,556
Security Description	Principal Amount	Value
MASSACHUSETTS — 0.8%
Massachusetts Development Finance Agency Revenue, MA Series A-2, 5.00%, 7/1/2027	$250,000	$275,455
MICHIGAN — 2.0%
Michigan State Housing Development Authority Revenue, MI Series A, 4.70%, 12/1/2043	750,000	753,203
MINNESOTA — 1.9%
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue, MN Series A, Class A, 5.00%, 11/15/2026	330,000	356,930
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, MN Series B, 5.00%, 1/1/2034	300,000	335,332
		692,262
MISSOURI — 1.6%
City of Kansas City Sanitary Sewer System Revenue, MO Series A, 4.00%, 1/1/2036	600,000	607,229
NEVADA — 1.4%
Las Vegas Valley Water District, General Obligation, NV 5.00%, 6/1/2039	500,000	514,476
NEW JERSEY — 4.2%
Hudson County Improvement Authority Revenue, NJ 3.00%, 10/1/2034	100,000	98,164
New Jersey Economic Development Authority Revenue, NJ:
Series MMM, 5.00%, 6/15/2033	180,000	200,240
Series QQQ, 5.00%, 6/15/2033	275,000	310,013
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series AA, Ambac Financial Group, 5.00%, 6/15/2036	250,000	250,559
Series CC, 5.25%, 6/15/2036	300,000	340,697
State of New Jersey, General Obligation, NJ Series A, Class A, 5.00%, 6/1/2027	330,000	363,642
		1,563,315
NEW YORK — 9.5%
City of New York, General Obligation, NY:
Series E1, 5.00%, 4/1/2039	300,000	342,597
Series A, 5.00%, 8/1/2025	105,000	111,298
Series A-1, 5.00%, 9/1/2034	400,000	478,375
Hudson Yards Infrastructure Corp. Revenue, NY Series A, 5.00%, 2/15/2030	300,000	325,096

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Metropolitan Transportation Authority Revenue, NY:
Series A, 5.00%, 11/15/2037	$575,000	$657,315
Series E, Class E, 3.50%, 11/15/2032	230,000	223,395
New York City Transitional Finance Authority Building Aid Revenue, NY Series S1A, Class A, 5.00%, 7/15/2038	475,000	525,081
New York City Transitional Finance Authority Future Tax Secured Revenue, NY 5.00%, 11/1/2034	250,000	292,551
New York Transportation Development Corp. Revenue, NY:
5.00%, 12/1/2036	250,000	266,980
5.00%, 12/1/2037	300,000	318,107
		3,540,795
NORTH CAROLINA — 0.5%
County of Wake Revenue, NC Series A, Class A, 5.00%, 8/1/2026	185,000	200,951
OHIO — 1.9%
State of Ohio, General Obligation, OH Series A, Class A, 5.00%, 5/1/2025	670,000	704,579
OKLAHOMA — 3.4%
Carter County Public Facilities Authority Revenue, OK 5.00%, 9/1/2028	200,000	215,582
Grand River Dam Authority Revenue, OK 5.00%, 6/1/2039	700,000	715,374
Muskogee Industrial Trust Revenue, OK 4.00%, 9/1/2032	100,000	101,590
Norman Regional Hospital Authority Revenue, OK 4.00%, 9/1/2037	230,000	209,835
		1,242,381
OREGON — 4.0%
Medford Hospital Facilities Authority Revenue, OR Series A, 5.00%, 8/15/2037	720,000	783,243
Warm Springs Reservation Confederated Tribe Revenue, OR Series B, 5.00%, 11/1/2039 (b)	650,000	706,410
		1,489,653
PENNSYLVANIA — 3.6%
Central Bucks School District, General Obligation, PA 5.00%, 5/15/2025	270,000	284,282
Security Description	Principal Amount	Value
Commonwealth of Pennsylvania, General Obligation, PA 2nd Series, 5.00%, 9/15/2023	$500,000	$505,334
Pennsylvania Turnpike Commission Revenue, PA 5.00%, 6/1/2027	500,000	528,921
		1,318,537
TEXAS — 6.2%
Board of Regents of the University of Texas System Revenue, TX Series B, 5.00%, 8/15/2029	425,000	492,756
City of Dallas, General Obligation, TX 3.13%, 2/15/2035	180,000	884,044
City of Garland Electric Utility System Revenue, TX 5.00%, 3/1/2024	300,000	305,926
County of Williamson, General Obligation, TX 5.00%, 2/15/2028	155,000	173,576
Love Field Airport Modernization Corp. Revenue, TX 5.00%, 11/1/2034	105,000	109,511
Texas Woman's University Revenue, TX Series A, 5.00%, 7/1/2037	300,000	341,095
		2,306,908
VIRGINIA — 2.0%
Chesapeake Bay Bridge & Tunnel District Revenue, VA 5.00%, 11/1/2023	610,000	617,028
Hampton Roads Transportation Accountability Commission Revenue, VA Series A, Class A, 5.00%, 7/1/2026	125,000	135,095
		752,123
WASHINGTON — 8.4%
Central Puget Sound Regional Transit Authority Revenue, WA Series S-1, 5.00%, 11/1/2045	105,000	111,741
King County Public Hospital District No. 1, General Obligation, WA 5.00%, 12/1/2036	590,000	632,261
Port of Seattle Revenue, WA:
4.00%, 4/1/2023	400,000	400,000
Series B, 5.00%, 6/1/2034	200,000	232,450
Series C, AMT, 5.00%, 4/1/2035	750,000	764,479
State of Washington, General Obligation, WA:
Series D, 5.00%, 2/1/2036	700,000	711,067
Series A, 5.00%, 8/1/2033	250,000	274,868
		3,126,866

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
WISCONSIN — 4.1%
Public Finance Authority Revenue, WI Series A, Class A, 4.00%, 11/15/2037	$600,000	$529,719
State of Wisconsin Revenue, WI Series A, Class A, 5.00%, 5/1/2025	300,000	315,110
Wisconsin Health & Educational Facilities Authority Revenue, WI 4.00%, 4/1/2039	700,000	686,532
		1,531,361
TOTAL MUNICIPAL BONDS & NOTES (Cost $34,903,283)		34,827,376
	Shares
SHORT-TERM INVESTMENT — 4.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (d) (e) (Cost $1,599,139)	1,599,139	1,599,139
TOTAL INVESTMENTS — 98.1% (Cost $36,502,422)		36,426,515
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%		713,926
NET ASSETS — 100.0%		$37,140,441

(a)	Bond is insured by the following:
% of Net Assets
Build America Mutual Assurance Company	0.5%
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.7% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2023.
AMT	Alternative Minimum Tax
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$34,827,376	$—	$34,827,376
Short-Term Investment	1,599,139	—	—	1,599,139
TOTAL INVESTMENTS	$1,599,139	$34,827,376	$—	$36,426,515

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,543,320	$1,543,320	$14,456,211	$14,400,392	$—	$—	1,599,139	$1,599,139	$32,721
See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 57.5%
AUSTRALIA — 0.9%
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027 (a)	$45,000	$43,208
FMG Resources August Pty. Ltd. 6.13%, 4/15/2032 (a)	39,000	37,396
Infrabuild Australia Pty. Ltd. 12.00%, 10/1/2024 (a)	16,000	15,418
Mineral Resources Ltd.:
8.13%, 5/1/2027 (a)	47,000	47,663
8.50%, 5/1/2030 (a)	19,000	19,166
Northern Star Resources Ltd. 6.13%, 4/11/2033 (a)	150,000	149,254
		312,105
BELGIUM — 1.0%
Anheuser-Busch InBev Worldwide, Inc. 3.50%, 6/1/2030	366,000	345,237
BRAZIL — 0.0% (b)
MercadoLibre, Inc. 2.00%, 8/15/2028	3,000	9,073
CANADA — 2.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a)	18,000	17,190
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	27,000	26,304
7.50%, 3/15/2025 (a)	5,000	5,015
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a)	20,000	15,083
6.25%, 9/15/2027 (a)	10,000	8,870
Empire Communities Corp. 7.00%, 12/15/2025 (a)	35,000	30,731
Enerflex Ltd. 9.00%, 10/15/2027 (a)	58,000	56,412
Garda World Security Corp.:
6.00%, 6/1/2029 (a)	10,000	7,950
9.50%, 11/1/2027 (a)	16,000	15,212
Magna International, Inc. 5.98%, 3/21/2026	215,000	216,720
Methanex Corp.:
5.25%, 12/15/2029	48,000	44,865
5.65%, 12/1/2044	16,000	13,125
New Gold, Inc. 7.50%, 7/15/2027 (a)	35,000	33,639
Nutrien Ltd.:
4.90%, 3/27/2028	85,000	84,985
5.80%, 3/27/2053	20,000	20,622
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a)	34,000	26,963
Security Description	Principal Amount	Value
Taseko Mines Ltd. 7.00%, 2/15/2026 (a)	$33,000	$30,100
TransCanada PipeLines Ltd. 6.20%, 3/9/2026	255,000	256,770
		910,556
CHINA — 0.9%
Alibaba Group Holding Ltd. 3.15%, 2/9/2051	153,000	100,103
NXP BV/NXP Funding LLC/NXP USA, Inc. 5.00%, 1/15/2033	52,000	50,938
PDD Holdings, Inc. Zero Coupon, 12/1/2025	14,000	13,352
Prosus NV 4.19%, 1/19/2032 (a)	193,000	164,033
		328,426
FINLAND — 0.0% (b)
Nokia Oyj 6.63%, 5/15/2039	15,000	14,979
FRANCE — 1.0%
BNP Paribas SA 5 year CMT + 3.75%, 4.63%, 1/12/2027 (a) (c)	193,000	152,443
Societe Generale SA 5 year USD Swap + 4.98%, 7.88%, 12/18/2023 (a) (c)	200,000	188,488
		340,931
GERMANY — 0.6%
Deutsche Bank AG:
SOFR + 1.72%, 3.04%, 5/28/2032 (c)	106,000	82,062
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	145,000	124,771
		206,833
HONG KONG — 0.1%
Seaspan Corp. 5.50%, 8/1/2029 (a)	34,000	26,745
IRELAND — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 1/30/2032	106,000	87,543
Bank of Ireland Group PLC 1 year CMT + 2.65%, 6.25%, 9/16/2026 (a) (c)	193,000	192,317
		279,860
ITALY — 2.5%
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	193,000	187,982
1 year CMT + 2.75%, 4.95%, 6/1/2042 (a) (c)	285,000	188,405
Telecom Italia Capital SA:
6.00%, 9/30/2034	10,000	8,542

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
7.20%, 7/18/2036	$28,000	$25,397
7.72%, 6/4/2038	10,000	9,274
UniCredit SpA 5 Year US ISDA + 4.91%, 7.30%, 4/2/2034 (a) (c)	478,000	447,503
		867,103
JAPAN — 0.6%
NTT Finance Corp. 4.14%, 7/26/2024 (a)	193,000	191,350
LUXEMBOURG — 0.0% (b)
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	12,000	11,019
NETHERLANDS — 0.5%
ING Groep NV 5 year USD Swap + 4.45%, 6.50%, 4/16/2025 (c)	200,000	181,266
SPAIN — 1.1%
Banco Santander SA:
5.29%, 8/18/2027	193,000	190,115
VRN, 5 Year US ISDA + 4.99%, 7.50%, 2/8/2024 (c)	200,000	190,000
		380,115
SWITZERLAND — 2.0%
Credit Suisse AG 4.75%, 8/9/2024	482,000	465,631
Credit Suisse Group AG SOFR + 3.70%, 6.44%, 8/11/2028 (a) (c)	250,000	248,398
		714,029
UNITED KINGDOM — 2.8%
Barclays PLC 5 Year CMT + 3.41%, 4.38%, 3/15/2028 (c)	332,000	229,186
British Telecommunications PLC 9.63%, 12/15/2030	111,000	138,881
Standard Chartered PLC:
1 year CMT + 0.95%, 1.82%, 11/23/2025 (a) (c)	193,000	179,411
1 year CMT + 2.05%, 6.17%, 1/9/2027 (a) (c)	386,000	387,864
TechnipFMC PLC 6.50%, 2/1/2026 (a)	40,000	39,773
		975,115
UNITED STATES — 40.1%
19th Holdings Golf LLC Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 3.00%, 7.80%, 2/7/2029 (c)	155,608	145,104
Academy Ltd. 6.00%, 11/15/2027 (a)	60,000	58,740
Affinity Interactive 6.88%, 12/15/2027 (a)	34,000	30,381
Security Description	Principal Amount	Value
Airbnb, Inc. Zero Coupon, 3/15/2026	$12,000	$10,525
Akumin Escrow, Inc. 7.50%, 8/1/2028 (a)	19,000	13,342
Akumin, Inc. 7.00%, 11/1/2025 (a)	5,000	3,936
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 7/15/2027 (a)	28,000	24,900
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	22,000	21,422
Alta Equipment Group, Inc. 5.63%, 4/15/2026 (a)	35,000	32,985
Altar Bidco, Inc. Senior Secured 2021 Term Loan, Zero Coupon, 2/1/2029 (c)	131,669	125,703
Amazon.com, Inc. 3.10%, 5/12/2051	101,000	76,567
American Express Co. 5.85%, 11/5/2027	43,000	45,157
American International Group, Inc. Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (c)	21,000	19,082
American Tower Corp. 2.30%, 9/15/2031	169,000	135,492
Ameriprise Financial, Inc. 4.50%, 5/13/2032	52,000	49,955
Amgen, Inc. 4.20%, 3/1/2033	106,000	101,616
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	42,000	42,063
Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	16,000	13,258
Arko Corp. 5.13%, 11/15/2029 (a)	29,000	24,225
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	14,000	11,365
Arrow Bidco LLC 9.50%, 3/15/2024 (a)	10,000	10,101
Artera Services LLC 9.03%, 12/4/2025 (a)	23,000	19,811
Aruba Investments, Inc. Senior Secured 2020 USD Term Loan, 1 Month USD LIBOR + 3.75%, 8.59%, 11/24/2027 (c)	129,671	126,861
Ashland LLC 3.38%, 9/1/2031 (a)	35,000	28,937
AT&T, Inc.:
3.55%, 9/15/2055	52,000	37,353
3.65%, 9/15/2059	68,000	48,587
3.80%, 12/1/2057	7,000	5,200
Atkore, Inc. 4.25%, 6/1/2031 (a)	32,000	28,232
Avnet, Inc. 5.50%, 6/1/2032	50,000	48,907

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	$181,000	$152,907
Bank of America Corp.:
SOFR + 1.33%, 6.18%, 4/2/2026 (c)	347,000	346,924
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	154,000	160,990
SOFR + 2.16%, 5.02%, 7/22/2033 (c)	149,000	147,179
Bath & Body Works, Inc.:
6.75%, 7/1/2036	12,000	10,716
6.88%, 11/1/2035	34,000	30,750
7.50%, 6/15/2029	10,000	10,201
Beauty Health Co. 1.25%, 10/1/2026 (a)	58,000	48,072
Beazer Homes USA, Inc. 7.25%, 10/15/2029	34,000	31,627
BGC Partners, Inc. 4.38%, 12/15/2025	151,000	143,584
BioMarin Pharmaceutical, Inc. 1.25%, 5/15/2027	15,000	15,535
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	144,000	128,686
BlackRock, Inc. 2.10%, 2/25/2032	75,000	62,673
Blackstone Private Credit Fund:
2.35%, 11/22/2024	236,000	219,053
2.63%, 12/15/2026	155,000	130,316
Blackstone Secured Lending Fund:
2.75%, 9/16/2026	154,000	133,153
2.85%, 9/30/2028	54,000	43,953
Block, Inc. 0.13%, 3/1/2025	24,000	23,042
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	28,000	23,229
Booking Holdings, Inc. 0.75%, 5/1/2025	10,000	14,973
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	28,000	26,132
Broadcom, Inc.:
3.50%, 2/15/2041 (a)	240,000	180,859
4.15%, 4/15/2032 (a)	136,000	124,002
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	29,000	27,178
Builders FirstSource, Inc. 5.00%, 3/1/2030 (a)	47,000	43,799
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	25,000	19,284
Calumet Specialty Products Partners LP/Calumet Finance Corp. 8.13%, 1/15/2027 (a)	25,000	23,871
Carnival Corp. 7.63%, 3/1/2026 (a)	104,000	94,886
Security Description	Principal Amount	Value
Carpenter Technology Corp. 7.63%, 3/15/2030	$35,000	$36,209
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	10,000	7,521
Cars.com, Inc. 6.38%, 11/1/2028 (a)	29,000	27,415
Caterpillar Financial Services Corp. 3.65%, 8/12/2025	101,000	99,201
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 8/15/2030 (a)	101,000	85,134
CenterPoint Energy Houston Electric LLC 5.30%, 4/1/2053	20,000	20,639
Century Communities, Inc. 3.88%, 8/15/2029 (a)	15,000	12,855
Chord Energy Corp. 6.38%, 6/1/2026 (a)	42,000	41,610
Citigroup, Inc. Series Z, 5 year CMT + 3.21%, 7.38%, 5/15/2028	70,000	68,865
Civitas Resources, Inc. 5.00%, 10/15/2026 (a)	45,000	42,450
Clarios Global LP/Clarios U.S. Finance Co. 8.50%, 5/15/2027 (a)	28,000	28,101
Clean Harbors, Inc. 5.13%, 7/15/2029 (a)	45,000	42,982
CMG Media Corp. 8.88%, 12/15/2027 (a)	26,000	19,664
Comcast Corp. 2.99%, 11/1/2063	92,000	59,695
Commercial Metals Co. 4.38%, 3/15/2032	40,000	34,682
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	24,000	22,636
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	18,000	14,348
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	70,000	62,053
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	20,000	14,292
Corporate Office Properties LP 2.75%, 4/15/2031	21,000	15,558
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75%, 1/15/2029 (a)	23,000	21,648
CPI CG, Inc. 8.63%, 3/15/2026 (a)	19,000	18,811
Crescent Energy Finance LLC 7.25%, 5/1/2026 (a)	14,000	13,160
CTR Partnership LP/CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	48,000	41,683

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CVS Health Corp. 5.25%, 2/21/2033	$105,000	$106,948
DaVita, Inc. 4.63%, 6/1/2030 (a)	23,000	19,626
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.13%, 6/1/2028 (a)	50,000	46,070
Deluxe Corp. 8.00%, 6/1/2029 (a)	10,000	7,299
Diamondback Energy, Inc. 6.25%, 3/15/2033	101,000	106,873
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	80,000	72,462
DISH DBS Corp.:
5.13%, 6/1/2029	14,000	7,388
5.88%, 11/15/2024	212,000	189,146
Domtar Corp. 6.75%, 10/1/2028 (a)	43,000	38,283
DPL, Inc.:
4.13%, 7/1/2025	5,000	4,777
4.35%, 4/15/2029	68,000	60,364
DT Midstream, Inc. 4.38%, 6/15/2031 (a)	40,000	34,766
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	28,000	26,656
Edgewell Personal Care Co. 4.13%, 4/1/2029 (a)	12,000	10,620
Eli Lilly & Co. 4.70%, 2/27/2033	85,000	87,109
Embecta Corp. 5.00%, 2/15/2030 (a)	14,000	12,053
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	67,000	65,314
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	18,000	15,737
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	40,000	36,228
EnerSys 4.38%, 12/15/2027 (a)	45,000	41,716
EnLink Midstream LLC:
5.38%, 6/1/2029	10,000	9,643
5.63%, 1/15/2028 (a)	37,000	36,350
6.50%, 9/1/2030 (a)	55,000	55,614
EnLink Midstream Partners LP 4.85%, 7/15/2026	46,000	44,412
Enstar Group Ltd. 3.10%, 9/1/2031	26,000	20,106
Enterprise Products Operating LLC COR, 5.05%, 1/10/2026	77,000	78,095
Enviva Partners LP/Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	28,000	25,490
Security Description	Principal Amount	Value
Fair Isaac Corp. 5.25%, 5/15/2026 (a)	$45,000	$44,962
Fidelity National Financial, Inc. 2.45%, 3/15/2031	38,000	30,459
Fluor Corp. 4.25%, 9/15/2028	53,000	48,582
Foot Locker, Inc. 4.00%, 10/1/2029 (a)	63,000	52,504
Ford Motor Credit Co. LLC 5.58%, 3/18/2024	265,000	262,424
Forestar Group, Inc.:
3.85%, 5/15/2026 (a)	25,000	22,671
5.00%, 3/1/2028 (a)	43,000	38,545
Freedom Mortgage Corp. 7.63%, 5/1/2026 (a)	10,000	8,131
Frontier Communications Holdings LLC:
5.88%, 11/1/2029	14,000	10,666
6.00%, 1/15/2030 (a)	27,000	20,536
Frontier Florida LLC Series E, 6.86%, 2/1/2028	10,000	8,887
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	12,000	10,922
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	23,000	19,287
Gap, Inc. 3.63%, 10/1/2029 (a)	48,000	33,555
Gartner, Inc.:
3.63%, 6/15/2029 (a)	40,000	35,729
3.75%, 10/1/2030 (a)	51,000	45,706
General Motors Financial Co., Inc.:
2.90%, 2/26/2025	69,000	65,958
3.80%, 4/7/2025	251,000	243,922
5.00%, 4/9/2027	80,000	79,118
Genworth Holdings, Inc. 6.50%, 6/15/2034	39,000	33,994
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	13,000	9,592
Global Partners LP/GLP Finance Corp. 6.88%, 1/15/2029	29,000	26,773
Global Payments, Inc. 5.40%, 8/15/2032	43,000	42,110
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	18,000	10,693
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	39,000	29,374
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	29,000	25,440
Haemonetics Corp. Zero Coupon, 3/1/2026	19,000	16,157
Harsco Corp. 5.75%, 7/31/2027 (a)	40,000	31,327
Hertz Corp. 5.00%, 12/1/2029 (a)	13,000	10,760

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Hexcel Corp. 4.95%, 8/15/2025	$19,000	$18,605
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	9,000	6,960
Holly Energy Partners LP/Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	45,000	42,162
Howmet Aerospace, Inc.:
5.95%, 2/1/2037	23,000	23,184
6.75%, 1/15/2028	23,000	24,144
HP, Inc. 5.50%, 1/15/2033	19,000	18,825
HSBC USA, Inc. 5.63%, 3/17/2025	210,000	210,645
HubSpot, Inc. 0.38%, 6/1/2025	10,000	15,826
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	28,000	24,314
International Business Machines Corp. 4.40%, 7/27/2032	96,000	93,468
Iron Mountain, Inc. 5.63%, 7/15/2032 (a)	27,000	24,557
ITT Holdings LLC 6.50%, 8/1/2029 (a)	29,000	24,461
Jackson Financial, Inc. 3.13%, 11/23/2031	68,000	55,891
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	40,000	33,963
JPMorgan Chase & Co.:
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	92,000	70,019
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	130,000	129,255
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	72,000	73,462
Kinder Morgan, Inc. 4.80%, 2/1/2033	101,000	97,441
Koppers, Inc. 6.00%, 2/15/2025 (a)	29,000	28,992
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	49,000	47,678
Las Vegas Sands Corp. 3.90%, 8/8/2029	57,000	51,481
LD Holdings Group LLC 6.50%, 11/1/2025 (a)	20,000	12,752
LGI Homes, Inc. 4.00%, 7/15/2029 (a)	5,000	4,056
Liberty Interactive LLC 8.25%, 2/1/2030	25,000	6,257
Liberty Mutual Group, Inc.:
4.30%, 2/1/2061 (a)	116,000	68,736
4.57%, 2/1/2029 (a)	35,000	33,710
Live Nation Entertainment, Inc. 2.00%, 2/15/2025	14,000	13,659
Security Description	Principal Amount	Value
Lowe's Cos., Inc. 2.80%, 9/15/2041	$111,000	$78,519
LPL Holdings, Inc. 4.38%, 5/15/2031 (a)	48,000	42,468
LSF11 A5 HoldCo LLC 6.63%, 10/15/2029 (a)	10,000	8,427
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	28,000	25,483
M/I Homes, Inc. 4.95%, 2/1/2028	68,000	63,357
Macy's Retail Holdings LLC:
4.50%, 12/15/2034	7,000	5,091
5.88%, 4/1/2029 (a)	37,000	34,194
5.88%, 3/15/2030 (a)	51,000	45,137
Manitowoc Co., Inc. 9.00%, 4/1/2026 (a)	30,000	30,015
Medtronic Global Holdings SCA 4.25%, 3/30/2028	55,000	54,847
Merck & Co., Inc. 2.90%, 12/10/2061	101,000	69,225
Meritage Homes Corp. 3.88%, 4/15/2029 (a)	73,000	65,052
Micron Technology, Inc.:
3.37%, 11/1/2041	70,000	49,585
6.75%, 11/1/2029	96,000	102,135
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	23,000	14,936
MongoDB, Inc. 0.25%, 1/15/2026	15,000	19,354
Moody's Corp. 2.00%, 8/19/2031	68,000	55,598
Morgan Stanley:
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	111,000	83,947
SOFR + 2.08%, 4.89%, 7/20/2033 (c)	106,000	104,044
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	34,000	31,539
MPLX LP 4.95%, 9/1/2032	72,000	70,534
Murphy Oil Corp. 6.13%, 12/1/2042	14,000	11,599
Navient Corp. Series A, 5.63%, 8/1/2033	39,000	28,946
NCL Corp. Ltd.:
3.63%, 12/15/2024 (a)	21,000	19,675
7.75%, 2/15/2029 (a)	5,000	4,296
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	10,000	8,113
Nestle Holdings, Inc.:
2.50%, 9/14/2041 (a)	111,000	81,356
4.13%, 10/1/2027 (a)	145,000	144,378
Netflix, Inc. 5.38%, 11/15/2029 (a)	54,000	54,915

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
New Fortress Energy, Inc. 6.75%, 9/15/2025 (a)	$34,000	$32,703
NextEra Energy Capital Holdings, Inc.:
4.26%, 9/1/2024	58,000	57,447
6.05%, 3/1/2025	35,000	35,614
NextEra Energy Operating Partners LP:
3.88%, 10/15/2026 (a)	27,000	25,228
4.50%, 9/15/2027 (a)	55,000	52,434
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	59,000	59,408
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	29,000	28,720
NRG Energy, Inc.:
3.88%, 2/15/2032 (a)	29,000	23,217
5.25%, 6/15/2029 (a)	33,000	30,462
NuStar Logistics LP 5.63%, 4/28/2027	53,000	50,347
Oceaneering International, Inc. 6.00%, 2/1/2028	29,000	27,477
OI European Group BV 4.75%, 2/15/2030 (a)	35,000	32,026
Olin Corp. 5.00%, 2/1/2030	10,000	9,382
OWL Rock Core Income Corp. 5.50%, 3/21/2025	116,000	112,868
PayPal Holdings, Inc. 5.05%, 6/1/2052	51,000	49,052
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	35,000	34,858
6.00%, 2/15/2028	29,000	27,884
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (a)	37,000	34,551
PepsiCo, Inc. 4.20%, 7/18/2052	72,000	68,551
Permian Resources Operating LLC 7.75%, 2/15/2026 (a)	29,000	29,054
PG&E Corp.:
5.00%, 7/1/2028	29,000	27,389
5.25%, 7/1/2030	33,000	30,578
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	30,000	26,198
Pike Corp. 5.50%, 9/1/2028 (a)	19,000	16,570
Pioneer Natural Resources Co. 0.25%, 5/15/2025	5,000	10,700
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a)	35,000	27,697
7.25%, 3/15/2029 (a)	5,000	3,750
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	23,000	21,123
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	19,000	16,881
Security Description	Principal Amount	Value
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.75%, 4/15/2026 (a)	$12,000	$11,907
Prudential Financial, Inc. 3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	5,000	4,918
Public Storage 2.25%, 11/9/2031	52,000	43,161
QUALCOMM, Inc. 5.40%, 5/20/2033	154,000	165,257
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	29,000	27,807
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	18,000	14,550
Republic Services, Inc. 5.00%, 4/1/2034	25,000	25,416
Rockies Express Pipeline LLC:
4.95%, 7/15/2029 (a)	34,000	30,445
6.88%, 4/15/2040 (a)	18,000	15,116
Royal Caribbean Cruises Ltd.:
5.38%, 7/15/2027 (a)	5,000	4,457
5.50%, 8/31/2026 (a)	5,000	4,647
7.50%, 10/15/2027	20,000	18,873
11.63%, 8/15/2027 (a)	125,000	134,268
Santander Holdings USA, Inc. SOFR + 1.25%, 2.49%, 1/6/2028 (c)	130,000	112,449
Sarepta Therapeutics, Inc. 1.50%, 11/15/2024	10,000	19,391
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	35,000	31,092
Sempra Energy 3.70%, 4/1/2029	26,000	24,159
Service Properties Trust:
4.75%, 10/1/2026	53,000	44,633
5.25%, 2/15/2026	10,000	8,763
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (a)	12,000	9,542
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	28,000	26,269
Sonic Automotive, Inc. 4.88%, 11/15/2031 (a)	50,000	40,934
Southern Co. 5.15%, 10/6/2025	207,000	209,498
Southwest Airlines Co. 1.25%, 5/1/2025	10,000	11,357
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	23,000	19,490
Splunk, Inc. 1.13%, 6/15/2027	14,000	11,980

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Starwood Property Trust, Inc. 4.38%, 1/15/2027 (a)	$169,000	$139,251
Stem, Inc. 0.50%, 12/1/2028 (a)	192,000	108,194
StoneX Group, Inc. 8.63%, 6/15/2025 (a)	53,000	53,370
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	34,000	29,819
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/2029	40,000	36,651
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 5.50%, 1/15/2028 (a)	48,000	44,171
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028 (a)	72,000	70,736
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	30,000	25,052
4.00%, 4/15/2029 (a)	47,000	41,339
Texas Instruments, Inc. COR, 4.90%, 3/14/2033	110,000	114,423
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	14,000	11,565
Toledo Hospital 6.02%, 11/15/2048	24,000	16,344
TreeHouse Foods, Inc. 4.00%, 9/1/2028	16,000	14,163
Tri Pointe Homes, Inc. 5.25%, 6/1/2027	65,000	61,844
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	19,000	14,974
Tutor Perini Corp. 6.88%, 5/1/2025 (a)	35,000	24,693
U.S. Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	18,000	16,044
Uber Technologies, Inc. Zero Coupon, 12/15/2025	7,000	6,149
United Airlines Pass-Through Trust:
Series 20-1, Class A, 5.88%, 4/15/2029	33,954	33,731
Series 2020-1, Class B, 4.88%, 7/15/2027	121,612	117,270
United Parcel Service, Inc. 4.88%, 3/3/2033	120,000	122,994
United Rentals North America, Inc. 3.75%, 1/15/2032	69,000	59,380
United Wholesale Mortgage LLC 5.75%, 6/15/2027 (a)	70,000	63,088
UnitedHealth Group, Inc.:
4.50%, 4/15/2033	145,000	144,124
5.88%, 2/15/2053	101,000	113,524
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	40,000	33,774
Security Description	Principal Amount	Value
Urban One, Inc. 7.38%, 2/1/2028 (a)	$35,000	$31,766
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 4/1/2026	34,000	33,215
USI, Inc. 6.88%, 5/1/2025 (a)	15,000	14,742
Verizon Communications, Inc.:
2.85%, 9/3/2041	28,000	20,415
3.55%, 3/22/2051	73,000	55,833
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	21,000	21,021
Viasat, Inc. 6.50%, 7/15/2028 (a)	39,000	28,621
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	30,000	24,276
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	18,000	14,516
Vistra Operations Co. LLC 4.38%, 5/1/2029 (a)	30,000	26,711
Wabash National Corp. 4.50%, 10/15/2028 (a)	29,000	25,253
WarnerMedia Holdings, Inc. 6.41%, 3/15/2026	70,000	70,340
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	14,000	12,880
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	21,000	19,783
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	39,000	39,496
WESCO Distribution, Inc. 7.25%, 6/15/2028 (a)	52,000	53,438
Western Global Airlines LLC 10.38%, 8/15/2025 (a)	18,000	7,343
Western Midstream Operating LP 6.15%, 4/1/2033	15,000	15,206
Windstream Escrow LLC/Windstream Escrow Finance Corp. REGS, 7.75%, 8/15/2028 (a)	19,000	15,346
Winnebago Industries, Inc. 6.25%, 7/15/2028 (a)	53,000	50,710
Ziff Davis, Inc. 1.75%, 11/1/2026 (a)	24,000	23,611
Zscaler, Inc. 0.13%, 7/1/2025	15,000	15,807
		14,057,334
TOTAL CORPORATE BONDS & NOTES (Cost $21,066,004)		20,152,076

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 9.5%
AIG CLO LLC Series 2018-1A, Class BR, 3 Month USD LIBOR + 1.70%, 6.51%, 4/20/2032 (a) (c)	$320,000	$311,520
AMMC CLO Ltd. Series 2014-15A, Class BR3, 3 Month USD LIBOR + 1.65%, 6.44%, 1/15/2032 (a) (c)	250,000	243,725
Ballyrock CLO Ltd. Series 2018-1A, Class A1, 3 Month USD LIBOR + 1.00%, 5.81%, 4/20/2031 (a) (c)	250,000	246,850
CBAM Ltd. Series 2018-6A, Class B2R, ABS, 3 Month SOFR + 2.36%, 7.02%, 1/15/2031 (a) (c)	255,000	249,263
Elmwood CLO V Ltd. Series 2020-2A, Class AR, 3 Month USD LIBOR + 1.15%, 5.96%, 10/20/2034 (a) (c)	250,000	243,650
Generate CLO 2 Ltd. Series 2A, Class BR, 3 Month USD LIBOR + 1.45%, 6.27%, 1/22/2031 (a) (c)	250,000	241,800
GREYWOLF CLO VI Ltd. Series 2018-1A, Class A1, 3 Month SOFR + 1.29%, 5.96%, 4/26/2031 (a) (c)	250,000	247,200
Hayfin U.S. XII Ltd. Series 2018-8A, Class B, ABS, 3 Month USD LIBOR + 1.48%, 6.29%, 4/20/2031 (a) (c)	250,000	241,000
OneMain Direct Auto Receivables Trust Series 2021-1A, Class A, ABS, 0.87%, 7/14/2028 (a)	600,000	565,176
OZLM Funding IV Ltd. Series 2013-4A, Class A2R, 3 Month USD LIBOR + 1.70%, 6.52%, 10/22/2030 (a) (c)	250,000	244,000
Post CLO Ltd. Series 2023-1A, Class B1, 3 Month SOFR + 2.50%, 7.38%, 4/20/2036 (a) (c)	250,000	248,979
THL Credit Wind River CLO Ltd. Series 2017-4A, Class B, 3 Month USD LIBOR + 1.45%, 6.37%, 11/20/2030 (a) (c)	250,000	241,025
TOTAL ASSET-BACKED SECURITIES (Cost $3,367,784)		3,324,188

Security Description	Shares	Value
CONVERTIBLE BONDS — 0.4%
UNITED STATES — 0.4% (b)
Array Technologies, Inc.	13,000	$14,305
Carnival Corp. (a)	13,000	14,057
Cloudflare, Inc.	40,000	33,677
Lantheus Holdings, Inc. (a)	14,000	18,150
Liberty Media Corp.-Liberty Formula One (a)	24,000	25,843
Post Holdings, Inc. (a)	12,000	12,552
Royal Caribbean Cruises Ltd. (a)	10,000	15,266
		133,850
TOTAL CONVERTIBLE BONDS (Cost $131,613)		133,850
CONVERTIBLE PREFERRED STOCKS — 0.0% (b)
UNITED STATES — 0.0% (b)
NextEra Energy, Inc.	302	14,750
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,260)		14,750
	Principal Amount
SENIOR FLOATING RATE LOANS — 13.8%
ADVERTISING SERVICES — 0.4%
CMG Media Corp., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.50%, 8.66%, 12/17/2026 (c)	$147,362	131,005
		131,005
AIR FREIGHT & LOGISTICS — 0.3%
Atlas Air, Inc., Senior Secured 2023 Term Loan B, 3 Month USD SOFR + 4.25%, 9.13%, 3/17/2030 (c)	96,000	90,645
AUTOMOBILE COMPONENTS — 0.3%
USI, Inc., Senior Secured 2022 Incremental Term Loan, 3 Month USD SOFR + 3.75%, 8.65%, 11/22/2029 (c)	99,500	99,340
BEVERAGES — 0.1%
City Brewing Co. LLC, Senior Secured Closing Date Term Loan, 3 Month USD LIBOR + 3.50%, 8.33%, 4/5/2028 (c)	55,517	23,476

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
BROADCAST SERV/PROGRAM — 0.9%
E.W. Scripps Co., Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 2.56%, 7.48%, 5/1/2026 (c)	$324,725	$317,394
BUILDING PRODUCTS — 0.2%
ACProducts, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25%, 9.39%, 5/17/2028 (c)	37,189	29,728
Oscar AcquisitionCo LLC, Senior Secured Term Loan B, 3 Month USD SOFR + 4.50%, 9.40%, 4/29/2029 (c)	30,845	29,809
		59,537
CHEMICALS — 0.4%
LSF11 A5 Holdco LLC, Senior Secured Term Loan, 1 Month USD SOFR + 3.50%, 8.42%, 10/15/2028 (c)	110,373	107,200
Olympus Water U.S. Holding Corp., Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 3.75%, 8.94%, 11/9/2028 (c)	54,917	52,172
		159,372
COMMERCIAL SERVICES — 0.3%
Albion Financing 3 Sarl, Senior Secured USD Term Loan, 3 Month USD LIBOR + 5.25%, 10.07%, 8/17/2026 (c)	104,629	102,231
COMMERCIAL SERVICES & SUPPLIES — 0.4%
McGraw-Hill Global Education Holdings LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.75%, 9.99%, 7/28/2028 (c)	90,638	84,928
Prime Security Services Borrower LLC, Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 2.75%, 7.52%, 9/23/2026 (c)	47,213	47,126
		132,054
COMMUNICATIONS EQUIPMENT — 0.5%
CommScope, Inc., Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.25%, 8.09%, 4/6/2026 (c)	183,583	177,072
Security Description	Principal Amount	Value
CONTAINERS & PACKAGING — 0.3%
Graham Packaging Co., Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.00%, 7.84%, 8/4/2027 (c)	$117,895	$116,996
DIVERSIFIED CONSUMER SERVICES — 0.2%
Ascend Learning LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 8.31%, 12/11/2028 (c)	93,984	87,002
ELECTRICAL EQUIPMENT — 0.2%
Gates Global LLC, Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 2.50%, 7.41%, 3/31/2027 (c)	76,533	76,207
ENERGY EQUIPMENT & SERVICES — 0.4%
Carnival Corp., Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.00%, 7.83%, 6/30/2025 (c)	141,911	140,421
ENERGY-ALTERNATE SOURCES — 0.3%
Array Technologies, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 8.17%, 10/14/2027 (c)	110,319	108,526
FINANCIAL SERVICES — 0.7%
Deerfield Dakota Holding LLC, Senior Secured 2020 USD Term Loan B, 1 Month USD SOFR + 3.75%, 8.56%, 4/9/2027 (c)	134,654	130,727
DirecTV Financing LLC, Senior Secured Term Loan, 1 Month USD LIBOR + 5.00%, 9.84%, 8/2/2027 (c)	122,258	117,937
		248,664
FINANCIAL SERVICES — 0.1%
Paysafe Holdings Corp., Senior Secured USD Term Loan B1, 1 Month USD LIBOR + 2.75%, 7.59%, 6/28/2028 (c)	43,462	41,852
HEALTH CARE PROVIDERS & SERVICES — 1.2%
Agiliti Health, Inc., Senior Secured 2020 Incremental Term Loan, 1 Month USD LIBOR + 2.75%, 7.44%, 1/4/2026 (c)	58,523	58,377

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CHG Healthcare Services, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.25%, 8.11%, 9/29/2028 (c)	$295,500	$293,099
Medline Borrower LP, Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.25%, 8.09%, 10/23/2028 (c)	55,528	54,214
		405,690
HOTELS, RESTAURANTS & LEISURE — 0.1%
Caesars Entertainment Corp., Senior Secured Term Loan B, 1 Month USD SOFR + 3.25%, 8.16%, 2/6/2030 (c)	45,000	44,850
INSURANCE — 0.6%
Sedgwick Claims Management Services, Inc., Senior Secured 2023 Term Loan B, 3 Month USD SOFR + 3.75%, 8.63%, 2/17/2028 (c)	220,040	217,749
INTERNET & TELECOM — 0.4%
Arches Buyer, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 8.16%, 12/6/2027 (c)	103,153	97,448
Uber Technologies, Inc., Senior Secured 2023 Term Loan B, 3 Month USD SOFR + 2.75%, 7.66%, 3/3/2030 (c)	40,898	40,862
		138,310
IT SERVICES — 0.1%
CoreLogic, Inc., Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 8.38%, 6/2/2028 (c)	23,550	20,161
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Avantor Funding, Inc., Senior Secured 2021 Term Loan B5, 1 Month USD LIBOR + 2.25%, 7.09%, 11/8/2027 (c)	28,691	28,707
MACHINERY-CONSTRUCTION & MINING — 0.4%
Clear Channel Outdoor Holdings, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 8.33%, 8/21/2026 (c)	153,946	143,811
MEDIA — 0.3%
MH Sub I LLC, Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 8.59%, 9/13/2024 (c)	109,457	107,841
Security Description	Principal Amount	Value
PASSENGER AIRLINES — 1.1%
American Airlines, Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75%, 9.56%, 4/20/2028 (c)	$110,000	$111,864
SkyMiles IP Ltd., Senior Secured 2020 Skymiles Term Loan B, 3 Month USD LIBOR + 3.75%, 8.56%, 10/20/2027 (c)	102,600	106,499
United Airlines, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 8.57%, 4/21/2028 (c)	165,691	164,884
		383,247
PHARMACEUTICALS — 0.8%
Jazz Financing Lux Sarl, Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50%, 8.34%, 5/5/2028 (c)	93,001	92,759
Organon & Co., Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.00%, 7.97%, 6/2/2028 (c)	199,394	199,559
		292,318
PROFESSIONAL SERVICES — 0.4%
Dun & Bradstreet Corp., Senior Secured Term Loan, 1 Month USD LIBOR + 3.25%, 8.10%, 2/6/2026 (c)	126,010	125,984
Proofpoint, Inc., Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 8.09%, 8/31/2028 (c)	31,724	31,081
		157,065
SOFTWARE — 1.2%
Camelot U.S. Acquisition LLC, Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 7.84%, 10/30/2026 (c)	120,702	120,588
RealPage, Inc., Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 7.84%, 4/24/2028 (c)	58,852	57,224
Sabre Global, Inc.:
Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.50%, 8.34%, 12/17/2027 (c)	45,450	38,632
Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 3.50%, 8.34%, 12/17/2027 (c)	72,450	61,582
Ultimate Software Group, Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25%, 8.03%, 5/4/2026 (c)	130,669	127,546
		405,572

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SPECIALTY RETAIL — 0.8%
At Home Group, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 4.25%, 9.00%, 7/24/2028 (c)	$587	$461
Michaels Cos., Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25%, 9.41%, 4/15/2028 (c)	73,628	67,788
PetSmart, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 8.66%, 2/11/2028 (c)	221,438	220,008
		288,257
TRANSPORT-SERVICES — 0.3%
Endure Digital, Inc., Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 8.22%, 2/10/2028 (c)	99,592	93,368
TOTAL SENIOR FLOATING RATE LOANS (Cost $4,997,778)		4,838,740
	Shares
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 4.0%
UNITED STATES — 4.0%
SPDR Bloomberg High Yield Bond ETF (d)	15,100	1,401,582
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,392,721)		1,401,582
	Principal Amount
U.S. TREASURY OBLIGATIONS — 6.8%
U.S. Treasury Notes 0.13%, 7/15/2023 (Cost $2,366,140)	$2,400,000	2,368,312
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.2%
COMM Mortgage Trust Series 2012-CR3, Class B, 3.92%, 10/15/2045 (a) (Cost $99,000)	100,000	87,981

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 7.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (e) (f)	2,684,748	$2,684,748
TOTAL INVESTMENTS — 99.9% (Cost $36,122,015)		35,006,227
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		36,014
NET ASSETS — 100.0%		$35,042,241
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 34.3% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2023.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

At March 31, 2023, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Commonwealth Bank of Australia	EUR45,000	USD47,901	04/21/2023	$(1,035)

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures (short)	(6)	06/21/2023	$(723,419)	$(726,844)	$(3,425)
5 Yr. U.S. Treasury Note Futures (long)	29	06/30/2023	3,206,592	3,175,727	(30,865)
Ultra U.S. Treasury Bond Futures (long)	23	06/21/2023	3,138,218	3,245,875	107,657
2 Yr. U.S. Treasury Note Futures (long)	10	06/30/2023	2,035,577	2,064,531	28,954
					$102,321
Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
LCH Limited	$440,000	Pays/Annually	1 month SOFR	2.94%	01/18/53	$2,134	$—	$2,134
LCH Limited	1,870,000	Receives/Annually	1 month SOFR	3.36%	01/18/28	(3,572)	—	(3,572)
								$(1,438)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$20,152,076	$—	$20,152,076
Asset-Backed Securities	—	3,324,188	—	3,324,188
U.S. Treasury Obligations	—	2,368,312	—	2,368,312
Commercial Mortgage Backed Securities	—	87,981	—	87,981
Convertible Bonds	—	133,850	—	133,850
Convertible Preferred Stocks	14,750	—	—	14,750
Mutual Funds and Exchange Traded Products	1,401,582	—	—	1,401,582
Senior Floating Rate Loans	—	4,838,740	—	4,838,740
Short-Term Investments	2,684,748	—	—	2,684,748
See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS	$4,101,080	$30,905,147	$—	$35,006,227
OTHER FINANCIAL INSTRUMENTS:
Centrally Cleared IRS Swap Agreements	—	2,134	—	2,134
Futures Contracts(a)	$136,611	$—	$—	$136,611
TOTAL OTHER FINANCIAL INSTRUMENTS:	$136,611	$2,134	$—	$138,745
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$4,237,691	$30,907,281	$—	$35,144,972
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Centrally Cleared IRS Swap Agreements(b)	—	(3,572)	—	(3,572)
Foreign Currency Exchange Contracts(c)	—	(1,035)	—	(1,035)
Futures Contracts(a)	(34,290)	—	—	(34,290)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(34,290)	$(4,607)	$—	$(38,897)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
(b)	Credit Default Swaps are valued at unrealized appreciation (depreciation).
(c)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
SPDR Blackstone Senior Loan ETF	—	$—	$1,730,116	$1,711,396	$(18,720)	$—	—	$—	$20,451
SPDR Bloomberg High Yield Bond ETF	—	—	2,020,486	630,199	2,434	8,861	15,100	1,401,582	10,201
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,958,487	1,958,487	31,117,327	30,391,066	—	—	2,684,748	2,684,748	45,047
Total		$1,958,487	$34,867,929	$32,732,661	$(16,286)	$8,861		$4,086,330	$75,699
See accompanying notes to Schedule of Investments.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Portfolio's or Fund's NAV and the prices used by the Portfolios' or Funds' underlying benchmark. Various inputs are used in determining the value of the Portfolios' or Funds' investments.
The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2023, is disclosed in the Fund's respective Schedules of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
During the period ended March 31, 2023, the SPDR SSGA Ultra Short Term Bond ETF and SPDR Loomis Sayles Opportunistic Bond ETF entered into futures contracts to hedge interest rate risk and manage duration.
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
During the period ended March 31, 2023, the SPDR Loomis Sayles Opportunistic Bond ETF entered into forward foreign currency exchange contracts in order to reduce the currency deviation of the fund versus the Index.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Swaps
Certain Funds may enter into swap agreements, in which a Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Statement of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statement of Operations as realized gains or losses, respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statement of Assets and Liabilities as due from broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.
Interest Rate Swaps
Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. During the period ended March 31, 2023, the SPDR Loomis Sayles Opportunistic Bond ETF entered into interest rate swaps in order to manage interest rate risk.
Loan Agreements
The Blackstone Senior Loan ETF, SPDR DoubleLine Total Return Tactical ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF, SPDR Loomis Sayles Opportunistic Bond ETF and SPDR Blackstone High Income ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2023 are disclosed in the Funds' respective Schedules of Investments.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the FORM N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the FORM N-PORT filings.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Funds' website at https://www.ssga.com/spdrs as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.